                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-4096
-------------------------------------------------------------------------------

                           MFS MUNICIPAL SERIES TRUST
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Susan S. Newton
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                        Date of fiscal year end: March 31
-------------------------------------------------------------------------------

                  Date of reporting period: September 30, 2006
-------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

                             M F S(R)
                             INVESTMENT MANAGEMENT


[graphic omitted]


9/30/06 SEMIANNUAL REPORT

MFS(R) MUNICIPAL SERIES TRUST FOR THE STATES OF: ALABAMA, ARKANSAS, CALIFORNIA, FLORIDA, GEORGIA, MARYLAND, AND MASSACHUSETTS

                                                                       MSTA-SEM

MFS(R) MUNICIPAL SERIES TRUST

ALABAMA, ARKANSAS, CALIFORNIA, FLORIDA,
GEORGIA, MARYLAND, AND MASSACHUSETTS

LETTER FROM THE CEO                                            1
----------------------------------------------------------------
PORTFOLIO COMPOSITION                                          2
----------------------------------------------------------------
EXPENSE TABLES                                                 5
----------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                       8
----------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                          38
----------------------------------------------------------------
STATEMENTS OF OPERATIONS                                      42
----------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                           44
----------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                          46
----------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                 61
----------------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT                 70
----------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION                         74
----------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                                74
----------------------------------------------------------------
CONTACT INFORMATION                                   BACK COVER
----------------------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

--------------------------------------------------------------------------------------------------
NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------------------------

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders:

    What a difference a year can make. By the end of 2005, the Dow Jones Industrial Average had lost value over the course of the year, as stocks were beaten back by a myriad of investor worries, including a spike in oil prices, a rise in interest rates, and political uncertainty in the Middle East.

    Fast forward to 2006, and we have seen a dramatically different picture. While there were some fluctuations in the global markets in the first half of the year, the second half of 2006 has, so far, been good to many investors. Oil prices retreated, boosting consumer confidence, and interest rates have held steady. U.S. stock markets responded favorably to this news, as the Dow reached a record high in October, passing the 12,000 mark.

    What does all of this mean for you? If you're focused on a long-term investment strategy, the high points in the road -- and the bumps -- should not necessarily dictate portfolio action on your part. Markets are inherently cyclical, and we firmly believe that investors who remain committed to a long-term investment strategy are more likely to achieve their goals than those who consistently chase short-term performance.

    At MFS(R), our unique teamwork approach to managing money and our global research platform support an unwavering focus on helping you realize your long-term financial goals. We believe in a three-pronged investment strategy of allocating your holdings across major asset classes, diversifying within each class, and rebalancing regularly. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience -- two traits that are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    November 15, 2006

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

MFS(R) Alabama Municipal Bond Fund

              PORTFOLIO STRUCTURE(i)

              Municipal Bonds                                 98.4%
              Cash & Other Net Assets                          1.6%

              TOP FIVE INDUSTRIES (i)

              Water & Sewer Utility Revenue                   16.2%
              -----------------------------------------------------
              Healthcare Revenue - Hospitals                  14.4%
              -----------------------------------------------------
              General Obligations - General Purpose           13.6%
              -----------------------------------------------------
              Utilities - Municipal Owned                     10.4%
              -----------------------------------------------------
              State & Local Agencies                           8.8%
              -----------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                             68.5%
              -----------------------------------------------------
              AA                                              13.7%
              -----------------------------------------------------
              A                                                4.6%
              -----------------------------------------------------
              BBB                                             10.2%
              -----------------------------------------------------
              B                                                0.3%
              -----------------------------------------------------
              Not Rated                                        2.7%
              -----------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)                              5.5
              -----------------------------------------------------
              Average Life (m)                            14.4 yrs.
              -----------------------------------------------------
              Average Maturity (m)                        16.4 yrs.
              -----------------------------------------------------
              Average Credit Quality of Rated Securities
              (long-term) (a)                                    AA
              -----------------------------------------------------
              Average Credit Quality of Rated Securities
              (short-term) (a)                                  A-1
              -----------------------------------------------------

MFS(R) Arkansas Municipal Bond Fund

              PORTFOLIO STRUCTURE(i)

              Municipal Bonds                                 98.3%
              Cash & Other Net Assets                          1.7%

              TOP FIVE INDUSTRIES (i)

              Universities - Colleges                         16.9%
              -----------------------------------------------------
              Single Family Housing - State                   10.0%
              -----------------------------------------------------
              General Obligations - General Purpose            9.9%
              -----------------------------------------------------
              Water & Sewer Utility Revenue                    9.7%
              -----------------------------------------------------
              Healthcare Revenue - Hospitals                   9.2%
              -----------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                             72.4%
              -----------------------------------------------------
              AA                                               8.6%
              -----------------------------------------------------
              A                                                7.8%
              -----------------------------------------------------
              BBB                                              9.9%
              -----------------------------------------------------
              BB                                               0.3%
              -----------------------------------------------------
              B                                                0.6%
              -----------------------------------------------------
              Not Rated                                        0.4%
              -----------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)                              7.0
              -----------------------------------------------------
              Average Life (m)                            16.3 yrs.
              -----------------------------------------------------
              Average Maturity (m)                        17.0 yrs.
              -----------------------------------------------------
              Average Credit Quality of Rated Securities
              (long-term) (a)                                    AA
              -----------------------------------------------------
              Average Credit Quality of Rated Securities
              (short-term) (a)                                  A-1
              -----------------------------------------------------

MFS(R) California Municipal Bond Fund

              PORTFOLIO STRUCTURE(i)

              Municipal Bonds                                 98.2%
              Cash & Other Net Assets                          1.8%

              TOP FIVE INDUSTRIES (i)

              General Obligations - Schools                   17.7%
              -----------------------------------------------------
              State & Local Agencies                          14.9%
              -----------------------------------------------------
              Healthcare Revenue - Hospitals                  11.0%
              -----------------------------------------------------
              General Obligations - General Purpose            7.7%
              -----------------------------------------------------
              Universities - Colleges                          7.4%
              -----------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                             52.9%
              -----------------------------------------------------
              AA                                               4.7%
              -----------------------------------------------------
              A                                               18.5%
              -----------------------------------------------------
              BBB                                             15.8%
              -----------------------------------------------------
              BB                                               0.6%
              -----------------------------------------------------
              B                                                0.7%
              -----------------------------------------------------
              Not Rated                                        6.8%
              -----------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)                              6.6
              -----------------------------------------------------
              Average Life (m)                            15.8 yrs.
              -----------------------------------------------------
              Average Maturity (m)                        18.2 yrs.
              -----------------------------------------------------
              Average Credit Quality of Rated Securities
              (long-term) (a)                                   AA-
              -----------------------------------------------------
              Average Credit Quality of Rated Securities
              (short-term) (a)                                  A-1
              -----------------------------------------------------

MFS(R) Florida Municipal Bond Fund

              PORTFOLIO STRUCTURE(i)

              Municipal Bonds                                 97.7%
              Cash & Other Net Assets                          2.3%

              TOP FIVE INDUSTRIES (i)

              Healthcare Revenue - Hospitals                  17.3%
              -----------------------------------------------------
              Water & Sewer Utility Revenue                   15.0%
              -----------------------------------------------------
              General Obligations - Schools                    8.5%
              -----------------------------------------------------
              General Obligations - General Purpose            7.3%
              -----------------------------------------------------
              Tax Assessment                                   5.0%
              -----------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                             60.4%
              -----------------------------------------------------
              AA                                              10.3%
              -----------------------------------------------------
              A                                                8.4%
              -----------------------------------------------------
              BBB                                             11.2%
              -----------------------------------------------------
              BB                                               0.7%
              -----------------------------------------------------
              B                                                0.3%
              -----------------------------------------------------
              Not Rated                                        8.7%
              -----------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)                              6.3
              -----------------------------------------------------
              Average Life (m)                            17.1 yrs.
              -----------------------------------------------------
              Average Maturity (m)                        18.1 yrs.
              -----------------------------------------------------
              Average Credit Quality of Rated
              Securities (long-term) (a)                         AA
              -----------------------------------------------------
              Average Credit Quality of Rated
              Securities (short-term) (a)                       A-1
              -----------------------------------------------------

MFS(R) Georgia Municipal Bond Fund

              PORTFOLIO STRUCTURE(i)

              Municipal Bonds                                 98.4%
              Cash & Other Net Assets                          1.6%

              TOP FIVE INDUSTRIES (i)

              Water & Sewer Utility Revenue                   24.6%
              -----------------------------------------------------
              Healthcare Revenue - Hospitals                   9.5%
              -----------------------------------------------------
              Universities - Colleges                          9.3%
              -----------------------------------------------------
              General Obligations - Schools                    7.7%
              -----------------------------------------------------
              General Obligations - General Purpose            6.1%
              -----------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                             45.6%
              -----------------------------------------------------
              AA                                              29.9%
              -----------------------------------------------------
              A                                                9.7%
              -----------------------------------------------------
              BBB                                             10.5%
              -----------------------------------------------------
              BB                                               0.4%
              -----------------------------------------------------
              B                                                0.3%
              -----------------------------------------------------
              Not Rated                                        3.6%
              -----------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)                              6.2
              -----------------------------------------------------
              Average Life (m)                            14.2 yrs.
              -----------------------------------------------------
              Average Maturity (m)                        16.2 yrs.
              -----------------------------------------------------
              Average Credit Quality of Rated Securities
              (long-term) (a)                                    AA
              -----------------------------------------------------
              Average Credit Quality of Rated Securities
              (short-term) (a)                                  A-1
              -----------------------------------------------------

MFS(R) Maryland Municipal Bond Fund

              PORTFOLIO STRUCTURE(i)

              Municipal Bonds                                 97.2%
              Cash & Other Net Assets                          2.8%

              TOP FIVE INDUSTRIES (i)

              Healthcare Revenue - Hospitals                  19.1%
              -----------------------------------------------------
              General Obligations - Improvement               14.4%
              -----------------------------------------------------
              Universities - Colleges                         11.4%
              -----------------------------------------------------
              General Obligations - General Purpose            6.4%
              -----------------------------------------------------
              Water & Sewer Utility Revenue                    5.6%
              -----------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                             41.2%
              -----------------------------------------------------
              AA                                              16.9%
              -----------------------------------------------------
              A                                               19.2%
              -----------------------------------------------------
              BBB                                             15.5%
              -----------------------------------------------------
              BB                                               1.1%
              -----------------------------------------------------
              B                                                0.3%
              -----------------------------------------------------
              Not Rated                                        5.8%
              -----------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)                              6.7
              -----------------------------------------------------
              Average Life (m)                            16.8 yrs.
              -----------------------------------------------------
              Average Maturity (m)                        17.9 yrs.
              -----------------------------------------------------
              Average Credit Quality of Rated Securities
              (long-term) (a)                                   AA-
              -----------------------------------------------------
              Average Credit Quality of Rated Securities
              (short-term) (a)                                  A-1
              -----------------------------------------------------

MFS(R) Massachusetts Municipal Bond Fund

              PORTFOLIO STRUCTURE(i)

              Municipal Bonds                                 98.6%
              Cash & Other Net Assets                          1.4%

              TOP FIVE INDUSTRIES (i)

              Universities - Colleges                         20.2%
              -----------------------------------------------------
              General Obligations - General Purpose           14.2%
              -----------------------------------------------------
              Healthcare Revenue - Hospitals                  11.3%
              -----------------------------------------------------
              Water & Sewer Utility Revenue                    6.1%
              -----------------------------------------------------
              General Obligations - Improvement                5.5%
              -----------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                             49.0%
              -----------------------------------------------------
              AA                                              25.0%
              -----------------------------------------------------
              A                                                8.5%
              -----------------------------------------------------
              BBB                                             15.4%
              -----------------------------------------------------
              BB                                               0.7%
              -----------------------------------------------------
              Not Rated                                        1.4%
              -----------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)                              6.3
              -----------------------------------------------------
              Average Life (m)                            14.7 yrs.
              -----------------------------------------------------
              Average Maturity (m)                        17.6 yrs.
              -----------------------------------------------------
              Average Credit Quality of Rated Securities
              (long-term) (a)                                    AA
              -----------------------------------------------------
              Average Credit Quality of Rated Securities
              (short-term) (a)                                  A-1
              -----------------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent expo sure from any derivative holdings, if applicable.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into accou nt any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated ma turity. The average life shown takes into account these earlier dates.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned b y Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For th ose portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holding s in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the "AAA"-rating category. Percentages ar e based on the total market value of investments as of 09/30/06.

Percentages are based on net assets as of 09/30/06, unless otherwise noted.

The portfolios are actively managed and current holdings may be different.

EXPENSE TABLES

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD, APRIL 1, 2006, THROUGH SEPTEMBER 30, 2006.

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2006 through September 30, 2006.

ACTUAL EXPENSES

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

MFS(R) ALABAMA MUNICIPAL BOND FUND

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning         Ending        Period(p)
Share                      Expense   Account Value   Account Value     4/01/06-
Class                       Ratio       4/01/06         9/30/06        9/30/06
--------------------------------------------------------------------------------
        Actual              0.87%      $1,000.00       $1,029.80        $4.43
  A     ------------------------------------------------------------------------
        Hypothetical (h)    0.87%      $1,000.00       $1,020.71        $4.41
--------------------------------------------------------------------------------
        Actual              1.62%      $1,000.00       $1,026.00        $8.23
  B    -------------------------------------------------------------------------
        Hypothetical (h)    1.62%      $1,000.00       $1,016.95        $8.19
--------------------------------------------------------------------------------

MFS(R) ARKANSAS MUNICIPAL BOND FUND

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning         Ending        Period(p)
Share                      Expense   Account Value   Account Value     4/01/06-
Class                       Ratio       4/01/06         9/30/06        9/30/06
--------------------------------------------------------------------------------
        Actual              0.67%      $1,000.00       $1,031.90        $3.41
  A     ------------------------------------------------------------------------
        Hypothetical (h)    0.67%      $1,000.00       $1,021.71        $3.40
--------------------------------------------------------------------------------
        Actual              1.43%      $1,000.00       $1,028.00        $7.27
  B    -------------------------------------------------------------------------
        Hypothetical (h)    1.43%      $1,000.00       $1,017.90        $7.23
--------------------------------------------------------------------------------

MFS(R) CALIFORNIA MUNICIPAL BOND FUND

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning         Ending        Period(p)
Share                      Expense   Account Value   Account Value     4/01/06-
Class                       Ratio       4/01/06         9/30/06        9/30/06
--------------------------------------------------------------------------------
        Actual              0.62%      $1,000.00       $1,031.90        $3.16
  A     ------------------------------------------------------------------------
        Hypothetical (h)    0.62%      $1,000.00       $1,021.96        $3.14
--------------------------------------------------------------------------------
        Actual              1.38%      $1,000.00       $1,029.80        $7.02
  B    -------------------------------------------------------------------------
        Hypothetical (h)    1.38%      $1,000.00       $1,018.15        $6.98
--------------------------------------------------------------------------------
        Actual              1.52%      $1,000.00       $1,027.30        $7.72
  C     ------------------------------------------------------------------------
        Hypothetical (h)    1.52%      $1,000.00       $1,017.45        $7.69
--------------------------------------------------------------------------------

MFS(R) FLORIDA MUNICIPAL BOND FUND

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning         Ending        Period(p)
Share                      Expense   Account Value   Account Value     4/01/06-
Class                       Ratio       4/01/06         9/30/06        9/30/06
--------------------------------------------------------------------------------
        Actual              0.64%      $1,000.00       $1,031.60        $3.26
  A     ------------------------------------------------------------------------
        Hypothetical (h)    0.64%      $1,000.00       $1,021.86        $3.24
--------------------------------------------------------------------------------
        Actual              1.40%      $1,000.00       $1,027.70        $7.12
  B    -------------------------------------------------------------------------
        Hypothetical (h)    1.40%      $1,000.00       $1,018.05        $7.08
--------------------------------------------------------------------------------

MFS(R) GEORGIA MUNICIPAL BOND FUND

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning         Ending        Period(p)
Share                      Expense   Account Value   Account Value     4/01/06-
Class                       Ratio       4/01/06         9/30/06        9/30/06
--------------------------------------------------------------------------------
        Actual              0.94%      $1,000.00       $1,032.70        $4.79
  A     ------------------------------------------------------------------------
        Hypothetical (h)    0.94%      $1,000.00       $1,020.36        $4.76
--------------------------------------------------------------------------------
        Actual              1.69%      $1,000.00       $1,028.80        $8.60
  B    -------------------------------------------------------------------------
        Hypothetical (h)    1.69%      $1,000.00       $1,016.60        $8.54
--------------------------------------------------------------------------------

MFS(R) MARYLAND MUNICIPAL BOND FUND

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning         Ending        Period(p)
Share                      Expense   Account Value   Account Value     4/01/06-
Class                       Ratio       4/01/06         9/30/06        9/30/06
--------------------------------------------------------------------------------
        Actual              0.93%      $1,000.00       $1,030.90        $4.73
  A     ------------------------------------------------------------------------
        Hypothetical (h)    0.93%      $1,000.00       $1,020.41        $4.71
--------------------------------------------------------------------------------
        Actual              1.58%      $1,000.00       $1,028.50        $8.03
  B    -------------------------------------------------------------------------
        Hypothetical (h)    1.58%      $1,000.00       $1,017.15        $7.99
--------------------------------------------------------------------------------

MFS(R) MASSACHUSETTS MUNICIPAL BOND FUND

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning         Ending        Period(p)
Share                      Expense   Account Value   Account Value     4/01/06-
Class                       Ratio       4/01/06         9/30/06        9/30/06
--------------------------------------------------------------------------------
        Actual              0.89%      $1,000.00       $1,031.30        $4.53
  A     ------------------------------------------------------------------------
        Hypothetical (h)    0.89%      $1,000.00       $1,020.61        $4.51
--------------------------------------------------------------------------------
        Actual              1.54%      $1,000.00       $1,028.00        $7.83
  B    -------------------------------------------------------------------------
        Hypothetical (h)    1.54%      $1,000.00       $1,017.35        $7.79
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.

(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
9/30/06  (unaudited)

MFS(R) ALABAMA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.2%
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                               SHARES/PAR        VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
Airport & Port Revenue - 2.5%
---------------------------------------------------------------------------------------------------------------------------------
Alabama Docks Department Facilities Rev., MBIA, 5.5%, 2022                                           $1,000,000      $  1,049,880
Alabama Port Authority Docks Facility, MBIA, 5.25%, 2026                                              1,000,000         1,046,840
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,096,720
---------------------------------------------------------------------------------------------------------------------------------
General Obligations - General Purpose - 13.5%
---------------------------------------------------------------------------------------------------------------------------------
Boaz, AL, School Warrants, "A", XLCA, 5%, 2025                                                       $1,000,000      $  1,050,990
Boaz, AL, School Warrants, "A", XLCA, 5%, 2029                                                          650,000           680,089
Fairfield, AL, Refunding Warrants, AMBAC, 5.25%, 2025                                                 1,030,000         1,102,213
Gadsden, AL, Warrants, "B", AMBAC, 5.125%, 2028                                                       1,500,000         1,603,860
Hoover, AL, "B", 6%, 2010 (c)                                                                           500,000           541,790
Houston County, AL, AMBAC, 6.25%, 2009 (c)                                                              750,000           821,850
Jefferson County, AL, School Warrants, FSA, 5.5%, 2020                                                1,750,000         1,846,985
Mobile County, AL, 6%, 2009 (c)                                                                       1,345,000         1,432,008
Morgan County, AL, Warrants, AMBAC, 5%, 2028                                                          1,380,000         1,448,517
Puerto Rico Commonwealth, Public Improvement, "A", 5.25%, 2030                                        1,000,000         1,067,500
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 11,595,802
---------------------------------------------------------------------------------------------------------------------------------
General Obligations - Improvement - 5.6%
---------------------------------------------------------------------------------------------------------------------------------
Birmingham, AL, "A", 5.75%, 2017                                                                     $1,000,000      $  1,080,010
Birmingham, AL, "B", 5.75%, 2009 (c)                                                                  1,820,000         1,936,243
Birmingham, AL, "B", 5.75%, 2019                                                                        180,000           190,836
Montgomery, AL, Warrants, MBIA, 5.1%, 2021                                                            1,005,000         1,060,838
Puerto Rico Municipal Finance Agency, RITES, FSA, 7.099%, 2017 (v)(z)                                   500,000           563,200
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,831,127
---------------------------------------------------------------------------------------------------------------------------------
General Obligations - Schools - 5.7%
---------------------------------------------------------------------------------------------------------------------------------
Bessemer, AL, School Warrants, AMBAC, 5.5%, 2020                                                     $2,015,000      $  2,161,087
Phenix City, AL, AMBAC, 5.65%, 2010 (c)                                                               1,500,000         1,635,615
Tuscaloosa, AL, Warrants, 5.7%, 2010 (c)                                                              1,000,000         1,074,470
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,871,172
---------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Hospitals - 14.2%
---------------------------------------------------------------------------------------------------------------------------------
Alabama Special Care Facilities Financing
Authority (Daughters of Charity), AMBAC, ETM, 5%, 2025 (c)                                           $1,500,000      $  1,508,565
Alexander City, AL, Special Care Facilities Financing Authority Medical Facilities Rev.
(Russell Hospital Corp.), "A", 5.75%, 2036                                                              500,000           524,635
Birmingham Medical Center, East Alabama, Special Health Care Facilities,
Eastern Health Systems, "B", 5%, 2018                                                                   500,000           504,520
Birmingham, AL, Baptist Health Systems, "A" (Baptist Medical Center), 5.625%, 2015                      300,000           319,620
Birmingham, AL, Baptist Medical Center, Special Care Facilities Rev.
(Baptist Health Systems, Inc.), "A", 5%, 2030                                                           200,000           204,546
Health Care Authority For Baptist Health, "D", 5%, 2021                                                 400,000           417,840
Houston County, AL, Health Care Authority, AMBAC, 6.125%, 2009 (c)                                    1,000,000         1,082,360
Huntsville, AL, Health Care Authority Rev., 5.625%, 2026                                                950,000           999,258
Huntsville, AL, Health Care Authority Rev., "A", MBIA, 5%, 2023                                       1,000,000         1,026,390
Lauderdale County & Florence, AL, Health Care Authority Rev.
(Eliza Coffee Memorial Hospital), MBIA, 5.75%, 2008 (c)                                               1,000,000         1,037,810
Lauderdale County & Florence, AL, Health Care Authority Rev., "A"
(Coffee Health Group), MBIA, 5.75%, 2014                                                              1,000,000         1,060,620
Marshall County, AL, Health Care Authority Rev., "A", 5.75%, 2032                                     1,065,000         1,128,240
Montgomery, AL, Medical Clinic Board Rev. (Jackson Hospital & Clinic), AMBAC, 5.875%, 2016            1,000,000         1,018,730
Montgomery, AL, Special Care Facilities, Financing Authority Rev. (Baptist Health),
"A-2", MBIA, 0% to 2007, 5% to 2014 (c)                                                               1,135,000         1,161,480
Valley, AL, Special Care Facilities Financing Authority, "A"
(Lanier Memorial Hospital), 5.65%, 2022                                                                 225,000           226,906
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 12,221,520
---------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Metals - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Mobile County, AL, Industrial Development Authority Rev. (Ipsco, Inc.), 6.875%, 2030                 $  500,000      $    532,170
---------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Other - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Fairfield, AL, Environment Improvement Rev. (USX Corp.), 5.4%, 2016                                  $  400,000      $    431,152
---------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Paper - 3.7%
---------------------------------------------------------------------------------------------------------------------------------
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev.
(Georgia Pacific Corp.), 5.75%, 2028                                                                 $  200,000      $    204,722
Camden, AL, Industrial Development Board Exempt Rev., "B" (Weyerhaeuser), 6.375%, 2024                  500,000           549,415
Mobile, AL, Industrial Development Board Improvement Rev., "A"
(International Paper Co.), 6.35%, 2016                                                                  650,000           690,781
Mobile, AL, Industrial Development Board Improvement Rev., "B"
(International Paper Co.), 6.45%, 2019                                                                  350,000           371,812
Phenix City, AL, Environmental Improvement Rev., "A" (MeadWestvaco), 6.35%, 2035                        750,000           819,667
Selma, AL, Industrial Development Board, "A" (International Paper Co.), 6.7%, 2018                      500,000           537,250
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,173,647
---------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue - Other - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Birmingham, AL, Downtown Redevelopment Authority Rev. (Social Security
Administrative Building), ETM, 12.5%, 2010 (c)                                                       $1,290,000      $  1,516,227
---------------------------------------------------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 2.5%
---------------------------------------------------------------------------------------------------------------------------------
Alabama Housing Finance Authority, Multi-Family Residential Development Rev., "K"
(South Bay Apartments), FNMA, 5.875%, 2021                                                           $  960,000      $  1,012,973
Alabama Housing Finance Authority, Multi-Family Residential Development Rev., FHA, 7.25%, 2023        1,080,000         1,088,716
Birmingham, AL, Multi-Family Housing Rev., "C" (Beaconview Apartments), 8%, 2030 (d)                    395,000            19,750
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,121,439
---------------------------------------------------------------------------------------------------------------------------------
Single Family Housing - State - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Alabama Housing Finance Authority, Collateral Home Mortgage Bond Program II, "B", 5.15%, 2019        $   55,000      $     56,337
Alabama Housing Finance Authority, Single Family Mortgage Rev., Collateral Home
Mortgage Bond Program I, "B-1", 5.7%, 2015                                                              375,000           383,809
Alabama Housing Finance Authority, Single Family Mortgage Rev., Collateral Home
Mortgage Bond Program II, "A-2", GNMA, 5.4%, 2022                                                       605,000           618,044
Alabama Housing Finance Authority, Single Family Mortgage Rev., Collateral Home
Mortgage Bond Program II, "B", 5.15%, 2019                                                               60,000            61,459
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,119,649
---------------------------------------------------------------------------------------------------------------------------------
State & Local Agencies - 8.7%
---------------------------------------------------------------------------------------------------------------------------------
Alabama Building Renovation Authority, AMBAC, 6%, 2014                                               $1,515,000      $  1,640,487
Alabama Building Renovation Finance Authority, FSA, 4.5%, 2031                                          500,000           500,760
Alabama Public School & College, Capital Improvement, "A", 5%, 2019                                     500,000           523,085
Alabama Public School & College, Capital Improvement, "C", 5.75%, 2017                                1,000,000         1,066,210
Alabama Public School & College, Capital Improvement, "C", 5.75%, 2018                                1,035,000         1,103,527
Jefferson County, AL, Board of Education, "A", FSA, 5.8%, 2007 (c)                                      865,000           889,246
Montgomery County, AL, Public Building Authority Rev., MBIA, 5%, 2031                                   500,000           525,645
Puerto Rico Public Finance Corp., RITES, AMBAC, 6.825%, 2013 (v)(z)                                     500,000           604,830
Puerto Rico Public Finance Corp., RITES, AMBAC, 6.825%, 2016 (v)(z)                                     500,000           631,470
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  7,485,260
---------------------------------------------------------------------------------------------------------------------------------
Tax - Other - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, "A", 5.5%, 2018                                             $1,000,000      $  1,036,320
---------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033                            $  450,000      $    464,247
---------------------------------------------------------------------------------------------------------------------------------
Universities - Colleges - 7.2%
---------------------------------------------------------------------------------------------------------------------------------
Alabama Board of Education Rev., Refunding & Improvement
(Southern Union State Community College), MBIA, 5%, 2022                                             $1,000,000      $  1,049,620
Alabama Private Colleges & Universities, Facilities Authority Rev.
(Tuskegee University), ASST GTY, 4.75%, 2026                                                          1,000,000         1,023,590
Auburn University, General Fee Rev., AMBAC, 5%, 2029                                                  1,000,000         1,049,200
Mobile, AL, Spring Hill College, Educational Building Authority Rev., "A", 5.25%, 2034                1,360,000         1,448,604
University of Alabama, General Rev., "A", MBIA, 5%, 2029                                              1,000,000         1,050,990
University of Alabama, University Rev., General Fee, FGIC, 5%, 2021                                     525,000           555,697
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  6,177,701
---------------------------------------------------------------------------------------------------------------------------------
Utilities - Municipal Owned - 10.4%
---------------------------------------------------------------------------------------------------------------------------------
Alabama Municipal Electric Power Authority, "A", MBIA, 5%, 2023                                      $1,000,000      $  1,058,150
Guam Power Authority Rev., RITES, AMBAC, 6.565%, 2013 (v)(z)                                            500,000           561,530
Guam Power Authority Rev., RITES, AMBAC, 6.065%, 2018 (v)(z)                                          4,500,000         4,883,040
Puerto Rico Electric Power Authority Rev., "II", 5.25%, 2031                                            875,000           922,617
Southeastern Alabama Gas District Systems Rev., "A", AMBAC, 5.5%, 2020                                1,000,000         1,077,420
Tuskegee, AL, Utilities Board, AMBAC, 5.5%, 2022                                                        400,000           409,944
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  8,912,701
---------------------------------------------------------------------------------------------------------------------------------
Utilities - Other - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Foley, AL, Utilities Board Utilities Rev., FSA, 5%, 2025                                             $1,000,000      $  1,058,270
---------------------------------------------------------------------------------------------------------------------------------
Water & Sewer Utility Revenue - 16.1%
---------------------------------------------------------------------------------------------------------------------------------
Alabama Drinking Water Finance Authority, Revolving Fund Loan, "A", AMBAC, 6%, 2021                  $  725,000      $    783,674
Alabama Drinking Water Finance Authority, Revolving Fund Loan, "C", AMBAC, 5.75%, 2018                1,000,000         1,075,600
Alabama Water Pollution Control Authority, Revolving Fund Loan, "B", AMBAC, 5.5%, 2016                1,000,000         1,006,800
Alabama Water Pollution Control Authority, Revolving Fund Loan, "B", AMBAC, 5.5%, 2020                1,380,000         1,389,384
Alabama Water Pollution Control Authority, Revolving Fund Loan, AMBAC, 5.75%, 2019                    1,000,000         1,056,560
Alabaster, AL, Sewer Rev., AMBAC, 5%, 2029                                                              750,000           786,255
Bessemer, AL, Water Rev., Warrants, "A", AMBAC, 5.75%, 2026                                           1,000,000         1,021,300
Birmingham, AL, Waterworks & Sewer Board Rev., "A", FGIC, 5%, 2034                                    1,365,000         1,432,117
Birmingham, AL, Waterworks & Sewer Board Rev., "B", MBIA, 5%, 2043                                      525,000           540,839
Jasper, AL, Waterworks & Sewer Board, "A", AMBAC, 5.2%, 2020                                            750,000           796,073
Limestone County, AL, Water Authority, FGIC, 5.5%, 2009 (c)                                           2,650,000         2,769,568
Madison, AL, Water & Wastewater Board, MBIA, 5.5%, 2019                                               1,000,000         1,022,850
Ozark, AL, Utilities Board Water & Sewer Rev., AMBAC, 5%, 2031                                          100,000           104,783
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 13,785,803
---------------------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $78,844,401)                                                                 $ 83,430,927
---------------------------------------------------------------------------------------------------------------------------------
Floating Rate Demand Notes - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Jefferson County, AL, Sewer Rev., Capital Improvement Warrants, "A", 3.78%, due 10/05/06             $  100,000      $    100,000
Jefferson County, AL, Sewer Rev., Warrants, "B-4", 3.78%, due 10/05/06                                  900,000           900,000
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FLOATING RATE DEMAND NOTES (IDENTIFIED COST, $1,000,000)                                                       $  1,000,000
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $79,844,401) (k)                                                                 $ 84,430,927
---------------------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 1.7%                                                                                   1,426,742
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                                  $ 85,857,669
---------------------------------------------------------------------------------------------------------------------------------

SWAP AGREEMENTS AT 9/30/06
                                                                                                                    UNREALIZED
                         NOTIONAL                                    CASH FLOWS              CASH FLOWS            APPRECIATION
EXPIRATION                AMOUNT             COUNTERPARTY            TO RECEIVE                TO PAY             (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------------

INTEREST RATE SWAPS
12/01/07              USD  2,000,000        Merrill Lynch            7-Day BMA          2.795% (fixed rate)          $ 17,215
 1/11/22              USD  1,000,000        Merrill Lynch       5.7628% (fixed rate)       3-Month LIBOR               52,106
11/09/26              USD    750,000        Goldman Sachs       5.787% (fixed rate)        3-Month LIBOR               46,093
11/16/26              USD  1,000,000        Merrill Lynch       5.856% (fixed rate)        3-Month LIBOR               69,467
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $184,881
--------------------------------------------------------------------------------------------------------------------------------

At September 30, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

PORTFOLIO OF INVESTMENTS
9/30/06  (unaudited)

MFS(R) ARKANSAS MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.1%
--------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                               SHARES/PAR        VALUE ($)
--------------------------------------------------------------------------------------------------------------------------------
Airport and Port Revenue - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Little Rock, AR, Airport Rev., "A", FSA, 5.25%, 2019                                                 $  800,000      $    834,520
---------------------------------------------------------------------------------------------------------------------------------
General Obligations - General Purpose - 9.8%
---------------------------------------------------------------------------------------------------------------------------------
Arkansas College Savings, "A", 0%, 2017                                                              $1,840,000      $  1,183,930
Commonwealth of Puerto Rico, Infrastructure, RITES, ETM, 7.094%, 2019 (v)(z)(c)                       1,250,000         1,436,200
Commonwealth of Puerto Rico, Public Improvement, "A", CIFG, 5%, 2034                                  1,000,000         1,046,960
Commonwealth of Puerto Rico, Public Improvement, "A", 5.25%, 2027                                     2,000,000         2,146,480
Commonwealth of Puerto Rico, RITES, MBIA, 7.594%, 2020 (z)(v)                                         3,000,000         3,449,640
Puerto Rico Public Buildings Authority Rev. (State Office Building), "F", XLCA, 5.25%, 2025           2,000,000         2,295,820
Sebastian County, AR, Community Refunding & Improvement, AMBAC, 5.6%, 2007 (c)                        1,500,000         1,530,180
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 13,089,210
---------------------------------------------------------------------------------------------------------------------------------
General Obligations - Improvement - 3.4%
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Municipal Finance Agency, RITES, FSA, 7.099%, 2017 (z)(v)                                $  735,000      $    827,903
Puerto Rico Municipal Finance Agency, RITES, FSA, 7.099%, 2018 (z)(v)                                 3,250,000         3,660,800
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,488,703
---------------------------------------------------------------------------------------------------------------------------------
General Obligations - Schools - 6.3%
---------------------------------------------------------------------------------------------------------------------------------
Arkansas, Capital Appreciation, College Savings, "B", 0%, 2012                                       $1,200,000      $    958,548
Arkansas, Capital Appreciation, College Savings, "B", 0%, 2013                                        1,000,000           765,700
Arkansas, Capital Appreciation, College Savings, "B", 0%, 2014                                        1,150,000           843,410
Arkansas, Capital Appreciation, College Savings, "B", 0%, 2015                                        1,100,000           774,730
Little Rock, AR, School District Construction, "C", FSA, 5%, 2017                                     1,000,000         1,046,990
Little Rock, AR, School District, "A", FSA, 5.4%, 2017                                                1,000,000         1,053,950
Northwest Arkansas Community College District, Capital Improvement, AMBAC, 5%, 2028                   1,380,000         1,461,089
Pine Bluff, AR, School District Construction, MBIA, 4.75%, 2033                                       1,500,000         1,515,675
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  8,420,092
---------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Hospitals - 9.1%
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority Rev. (Washington Regional Medical Center),
7.25%, 2010 (c)                                                                                      $  500,000      $    556,010
Arkansas Development Finance Authority, Health Refunding Rev.
(Sister of Mercy), "A", MBIA, 5%, 2013                                                                4,200,000         4,355,862
Batesville, AR, Medical District Rev. (White River Medical Center), 5.5%, 2024                          750,000           784,672
Baxter County, AR, Hospital Rev., Refunding & Improvement, "B", 5.6%, 2021                            1,500,000         1,552,290
Crittenden County, AR, Hospital Rev., Refunding & Improvement, 7.15%, 2025                              750,000           759,712
Jefferson County, AR, Hospital Rev., Refunding & Improvement
(Regional Medical Center), 5.8%, 2021                                                                 1,000,000         1,070,050
Little Rock, AR, Health Facilities Hospital Board Rev. (Baptist Medical Center), 6.9%, 2009             400,000           431,792
North Little Rock, AR, Health Facilities Board Rev. (Baptist Health Facilities), 5.7%, 2022             500,000           520,490
Sebastian County, AR, Health Facilities Improvement Rev.
(Sparks Regional Medical Center), "A", 5.25%, 2021                                                    1,000,000         1,039,980
Washington County, AR, Hospital Rev. (Regional Medical Center), "A", 5%, 2035                         1,000,000         1,021,100
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 12,091,958
---------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Long Term Care - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority Rev. (Evangelical Lutheran Project),
"B", AMBAC, 5.375%, 2009 (c)                                                                         $1,315,000      $  1,402,053
---------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Other - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, Refinery Facilities Rev.
(Hovensa Refinery), 5.875%, 2022                                                                     $  335,000      $    365,110
---------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Paper - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority, Industrial Facilities Rev.
(Potlatch Corp.), "A", 7.75%, 2025                                                                   $  250,000      $    284,090
Camden, AR, Environmental Improvement Rev. (International Paper Co.), "A", 5%, 2018                      750,000           765,960
Pine Bluff, AR, Environmental Improvement (International Paper Co.), "A", 5.55%, 2022                   250,000           256,348
Pine Bluff, AR, Environmental Refunding (International Paper Co.), "A", 6.7%, 2020                      300,000           324,474
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,630,872
---------------------------------------------------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Fort Smith, AR, Residential Housing Facilities Board Rev.
(Gorman Towers), "A", GNMA, 5.45%, 2037                                                              $1,000,000      $  1,034,070
---------------------------------------------------------------------------------------------------------------------------------
Single Family Housing - Local - 7.5%
---------------------------------------------------------------------------------------------------------------------------------
Harrison, AR, Residential Housing Facilities Board, Single Family Mortgage Rev.,
FGIC, ETM, 7.4%, 2011 (c)                                                                            $4,000,000      $  4,646,840
Lonoke County, AR, Residential Housing Facilities Rev., "A-2", "FNMA, 7.9%, 2011                         76,793            78,342
Pulaski County, AR, Public Facilities Board Rev., "A", GNMA, 5.75%, 2034                              1,850,000         1,898,600
Pulaski County, AR, Public Facilities Board Rev., "C", FNMA, 0%, 2014                                 2,750,000         1,899,975
Sherwood, AR, Residential Housing Facilities Board, Single Family Rev., MBIA, 7.5%, 2010 (c)          1,250,000         1,427,250
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  9,951,007
---------------------------------------------------------------------------------------------------------------------------------
Single Family Housing - State - 9.8%
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority Rev., "1", 0%, 2011                                           $  175,000      $    120,111
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program,
"B", GNMA, 5%, 2029                                                                                     215,000           220,779
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program,
"B", GNMA, 4.45%, 2034                                                                                1,105,000         1,105,210
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program,
"C", GNMA, 5.35%, 2027                                                                                1,560,000         1,596,317
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program,
"E", GNMA, 5.4%, 2034                                                                                   790,000           816,678
Arkansas Development Finance Authority Rev., Single Family Rev., Mortgage Backed
Securities Program, "D", GNMA, 5.85%, 2024                                                              925,000           931,780
Arkansas Development Finance Authority, Mortgage Backed Securities Program, "C", 5.625%, 2035         1,740,000         1,851,064
Arkansas Development Finance Authority, Single Family Mortgage Rev., "B", GNMA, 5.125%, 2024            445,000           458,377
Arkansas Development Finance Authority, Single Family Mortgage Rev., "B", GNMA, 4.85%, 2031           1,000,000         1,009,150
Arkansas Development Finance Authority, Single Family Mortgage Rev., "B", GNMA, 5.25%, 2035           2,675,000         2,765,201
Arkansas Development Finance Authority, Single Family Rev., Mortgage Backed Securities
Program, "C", 5.3%, 2023                                                                                440,000           443,243
Arkansas Development Finance Authority, Single Family Rev., Mortgage Backed Securities
Program, "I", GNMA, 5.3%, 2033                                                                          430,000           437,701
Arkansas Housing Development Agency, Single Family Rev., Mortgage Program,
ETM, 8.375%, 2011 (c)                                                                                 1,000,000         1,205,870
Puerto Rico Housing Finance Authority Rev., Mortgage Backed Securities, "A", 4.375%, 2017               165,000           166,186
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 13,127,667
---------------------------------------------------------------------------------------------------------------------------------
State & Local Agencies - 2.5%
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority Rev., Environmental State Agency Facilities,
"A", AMBAC, 5%, 2040                                                                                 $2,500,000      $  2,621,525
Arkansas Development Finance Authority, Economic Development Rev.
(Agritecsorbents LLC) "B", 5%, 2018                                                                     175,000           181,270
Arkansas Development Finance Authority, Economic Development Rev.
(Madison Industrial), "B", AMBAC, 5.8%, 2020                                                            500,000           515,465
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,318,260
---------------------------------------------------------------------------------------------------------------------------------
Tax - Other - 3.2%
---------------------------------------------------------------------------------------------------------------------------------
Little Rock, AR, Hotel & Restaurant Gross Receipts Tax Rev., 7.375%, 2015                            $2,790,000      $  3,299,510
Virgin Islands Public Finance Authority Rev., "A", 5.5%, 2022                                         1,000,000         1,035,150
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,334,660
---------------------------------------------------------------------------------------------------------------------------------
Tobacco - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority, Tobacco Settlement Rev.
(Cancer Research Center Project), AMBAC, 0%, 2026                                                    $2,000,000      $    815,560
Arkansas Development Finance Authority, Tobacco Settlement Rev.
(Cancer Research Center Project), AMBAC, 0%, 2036                                                     1,200,000           294,672
Arkansas Development Finance Authority, Tobacco Settlement Rev.
(Cancer Research Center Project), AMBAC, 0%, 2027                                                     1,940,000           748,316
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033                               230,000           237,282
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.5%, 2039                                 290,000           300,228
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,396,058
---------------------------------------------------------------------------------------------------------------------------------
Transportation - Special Tax - 2.6%
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico Highway & Transportation Authority, "B", MBIA, 5.875%, 2010 (c)          $2,000,000      $  2,183,400
Commonwealth of Puerto Rico Highway & Transportation Authority, "G", 5%, 2023                           750,000           779,505
Commonwealth of Puerto Rico Highway & Transportation Authority, "G", FGIC, 5%, 2022                     500,000           531,690
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,494,595
---------------------------------------------------------------------------------------------------------------------------------
Universities - Colleges - 16.6%
---------------------------------------------------------------------------------------------------------------------------------
Arkansas State University, Student Fee-ASU (Newport Campus), AMBAC, 5%, 2028                         $  700,000      $    713,244
Conway, AR, Public Facilities Board, Capital Improvement Rev. (Hendrix College), "B", 5%, 2035        1,000,000         1,021,790
Pulaski, AR, Student Tuition & Fee Rev. (Technical College), FGIC, 5%, 2029                           1,820,000         1,895,421
Siloam Springs, AR, Public Education Facilities, Capital Improvement Rev.
(John Brown University), AMBAC, 5.35%, 2020                                                             500,000           528,340
University of Arkansas, University Construction Rev. (Monticello), AMBAC, 5%, 2025                    1,525,000         1,606,420
University of Arkansas, University Construction Rev. (UAMS Campus), "B", MBIA, 5%, 2026               1,405,000         1,486,181
University of Arkansas, University Construction Rev. (UAMS Campus), "B", MBIA, 5%, 2027               1,000,000         1,057,080
University of Arkansas, University Construction Rev. (UAMS Campus), "B", MBIA, 5%, 2034               3,290,000         3,447,887
University of Arkansas, University Facilities Rev. (Fayetteville Campus), FGIC, 5%, 2027              3,155,000         3,297,511
University of Arkansas, University Facilities Rev. (Fayetteville Campus), FGIC, 5%, 2032              2,500,000         2,597,775
University of Arkansas, University Facilities Rev. (Pine Bluff Campus), "A", AMBAC, 5%, 2030          1,000,000         1,058,690
University of Arkansas, University Facilities Rev. (UAMS Campus), FGIC, 5%, 2028                      2,000,000         2,118,440
University of Central Arkansas Rev., "A", AMBAC, 5%, 2023                                             1,100,000         1,116,544
University of Central Arkansas, Student Housing Rev., "C", FGIC, 5%, 2034                               250,000           255,777
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 22,201,100
---------------------------------------------------------------------------------------------------------------------------------
Universities - Dormitories - 2.6%
---------------------------------------------------------------------------------------------------------------------------------
Arkansas State University, Housing Systems Rev., AMBAC, 5.15%, 2021                                  $1,240,000      $  1,301,157
Arkansas Technical University, Housing Systems Rev., AMBAC, 5.2%, 2026                                1,000,000         1,081,140
Pope County, AR, Residential Housing, Facilities Board Rev.
(Arkansas Technical University Project), "A", 6%, 2027                                                  500,000           506,680
University of Central Arkansas, Student Housing Rev., "C", FGIC, 5.25%, 2029                            500,000           518,045
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,407,022
---------------------------------------------------------------------------------------------------------------------------------
Utilities - Investor Owned - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Jefferson County, AR, Pollution Control Rev. (Entergy Arkansas, Inc., Project), 4.6%, 2017           $  750,000      $    759,428
---------------------------------------------------------------------------------------------------------------------------------
Utilities - Municipal Owned - 7.7%
---------------------------------------------------------------------------------------------------------------------------------
Benton, AR, Utilities Rev., AMBAC, 5%, 2030                                                          $  470,000      $    488,979
North Little Rock, AR, Electric Rev., "A", MBIA, 6.5%, 2010                                           1,650,000         1,743,390
North Little Rock, AR, Electric Rev., "A", MBIA, 6.5%, 2015                                           6,000,000         6,955,320
Puerto Rico Electric Power Authority Rev., "NN", 5.125%, 2024                                         1,000,000         1,056,160
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 10,243,849
---------------------------------------------------------------------------------------------------------------------------------
Water & Sewer Utility Revenue - 9.7%
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority, Economic Development Rev., "I", AMBAC, 5.65%, 2014           $  375,000      $    379,208
Fort Smith, AR, Water & Sewer Rev., "C", FSA, 5.25%, 2020                                             1,315,000         1,408,312
Fort Smith, AR, Water & Sewer Rev., AMBAC, 5.65%, 2009 (c)                                            1,000,000         1,059,980
Fort Smith, AR, Water & Sewer Rev., Refunding & Construction, "A", FSA, 5%, 2019                      2,125,000         2,230,081
Fort Smith, AR, Water & Sewer Rev., Refunding & Construction, "A", FSA, 5%, 2021                      2,750,000         2,870,780
Little Rock, AR, Sewer Rev., Refunding & Construction, 5%, 2022                                       1,750,000         1,823,658
Paragould, AR, Water Sewer & Electric Rev., AMBAC, 5.6%, 2010 (c)                                       765,000           825,397
South Sebastian County, AR, Water Refunding Rev., MBIA, 5%, 2038                                      1,000,000         1,018,580
Virgin Islands Water & Power Authority Rev., ASST GTY, 5.3%, 2018                                     1,250,000         1,300,688
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 12,916,684
---------------------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $121,423,961)                                                                $129,506,918
---------------------------------------------------------------------------------------------------------------------------------
Floating Rate Demand Notes - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Midway Airport Rev., Second Lien, "B", 3.95%, due 10/12/06                              $  700,000      $    700,000
Georgia Municipal Electric Authority Rev., 3.76%, due 10/11/06                                          300,000           300,000
State of Oregon, "73G", 3.8%, due 10/11/06                                                              100,000           100,000
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FLOATING RATE DEMAND NOTES (IDENTIFIED COST, $1,100,000)                                                       $  1,100,000
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $122,523,961) (k)                                                                $130,606,918
---------------------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 2.1%                                                                                   2,780,022
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                                  $133,386,940
--------------------------------------------------------------------------------------------------------------------------------

SWAP AGREEMENTS AT 9/30/06

                                                                                                                    UNREALIZED
                         NOTIONAL                                    CASH FLOWS              CASH FLOWS            APPRECIATION
EXPIRATION                AMOUNT             COUNTERPARTY            TO RECEIVE                TO PAY             (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------------

INTEREST RATE SWAPS
12/01/07              USD  3,000,000        Merrill Lynch           7-Day LIBOR         2.795% (fixed rate)          $ 25,825
11/09/26              USD  1,500,000        Goldman Sachs       5.787% (fixed rate)        3-Month LIBOR               92,186
11/16/26              USD  1,500,000        Merrill Lynch       5.856% (fixed rate)        3-Month LIBOR              104,200
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $222,211
---------------------------------------------------------------------------------------------------------------------------------

At September 30, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

PORTFOLIO OF INVESTMENTS
9/30/06  (unaudited)

MFS(R) CALIFORNIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.3%
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                               SHARES/PAR        VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
Airport & Port Revenue - 4.0%
---------------------------------------------------------------------------------------------------------------------------------
Long Beach, CA, Harbor Rev., "A" FGIC, 5.25%, 2018                                                   $3,500,000      $  3,695,400
Los Angeles, CA, Department of Airports Rev. (Ontario International Airport), "A", FGIC, 6%, 2017     4,100,000         4,150,389
Los Angeles, CA, Harbor Department Rev., "B", 5.375%, 2023                                            3,000,000         3,034,080
Palm Springs, CA, Palm Springs International Airport, 5.55%, 2028                                       530,000           542,667
Port Oakland, CA, "K", FGIC, 5.75%, 2020                                                              4,000,000         4,259,680
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 15,682,216
---------------------------------------------------------------------------------------------------------------------------------
General Obligations - General Purpose - 7.7%
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, ROLS, Series II R 124B, XLCA, 7.483%, 2017 (z)(v)                       $1,500,000      $  1,934,790
Commonwealth of Puerto Rico, ROLS, Series II R 184C, FGIC, 7.553%, 2016 (z)(v)                        3,300,000         4,240,698
Los Angeles, CA, RITES, 6.535%, 2014 (v)(z)                                                           5,405,000         6,622,747
State of California, 10%, 2007                                                                        1,055,000         1,118,279
State of California, 5.125%, 2025                                                                     2,000,000         2,109,040
State of California, 5.25%, 2029                                                                      2,000,000         2,110,920
State of California, AMBAC, 7.2%, 2008                                                                1,600,000         1,688,896
State of California, AMBAC, 6.3%, 2010                                                                3,000,000         3,303,090
State of California, AMBAC, 7%, 2010                                                                  2,000,000         2,257,860
State of California, RITES, "B", 7.525%, 2017 (z)(v)                                                  1,250,000         1,441,425
State of California, Various Purposes, "91", AMBAC, 5%, 2028                                          3,000,000         3,158,610
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 29,986,355
---------------------------------------------------------------------------------------------------------------------------------
General Obligations - Schools - 17.5%
---------------------------------------------------------------------------------------------------------------------------------
Antelope Valley, CA (Union High School), "A", MBIA, 5%, 2027                                         $1,500,000      $  1,575,930
Butte Glenn Community College District, "A", MBIA, 5%, 2026                                           1,885,000         1,982,718
Campbell, CA, Union High School District, Election of 2002, "B", FGIC, 5.5%, 2033                     2,270,000         2,493,754
Campbell, CA, Union High School District, FSA, 5%, 2021                                               1,280,000         1,342,669
Capistrano, CA, Union High School District, "A", FGIC, 5.875%, 2020                                   1,185,000         1,295,691
Chaffey, CA, Union High School District, "C", FSA, 5%, 2027                                           1,000,000         1,051,970
Coast Community College District CA, Capital Appreciation, Election of 2002, "C", FSA, 0%, 2033       5,000,000         1,232,100
Colton, CA, Joint Union School District, "A", FGIC, 5.375%, 2026                                      1,200,000         1,312,512
Colton, CA, Joint Union School District, Election of 2001, "C", FGIC, 0%, 2032                        1,000,000           273,950
Colton, CA, Joint Union School District, Election of 2001, "C", FGIC, 0%, 2033                        3,000,000           777,750
Coronad, CA, Union School District, "A", 5.7%, 2020                                                   1,285,000         1,397,527
Escondido, CA, Union School District, "A", FSA, 5%, 2026                                              1,000,000         1,047,740
Folsom Cordova, CA, Union School District, Facilities Improvement, "A", MBIA, 0%, 2025                1,505,000           645,178
Gilroy Cauni School District, Election of 2002, "N", FGIC, 5%, 2027                                   1,190,000         1,264,851
Glendale, CA, Union School District, "B", FSA, 5.5%, 2018                                             4,275,000         4,474,600
Hillsborough, CA, School District, Capital Appreciation, Election of 2002, "B", 0%, 2023              2,285,000         1,083,867
Hillsborough, CA, School District, Capital Appreciation, Election of 2002, "B", 0%, 2024              2,640,000         1,191,934
Inglewood, CA, Union School District, "A", FGIC, 6%, 2019                                             1,695,000         1,828,634
Little Lake, CA, City School District, "A", FSA, 6.125%, 2010 (c)                                     1,035,000         1,140,829
Live Oak, CA, School District, Santa Cruz County, Election of 2004, "A", MBIA, 5%, 2033               1,410,000         1,487,057
Los Angeles, CA, Union School District, Election of 1997, "E", MBIA, 5.125%, 2027                     5,000,000         5,275,200
Los Angeles, CA, Union School District, RITES, FSA, 6.535%, 2011 (v)(z)                               5,000,000         5,829,900
Moreland, CA, School District, Election of 2002, "B", FGIC, 0%, 2028                                  1,440,000           537,120
Moreno Valley, CA, Union School District, Election of 2004, "A", FSA, 5%, 2025                        1,075,000         1,139,145
Moreno Valley, CA, Union School District, Election of 2004, "A", FSA, 5%, 2026                        1,715,000         1,814,985
Morgan Hill, CA, Union School District, FGIC, 5.5%, 2010 (c)                                          2,545,000         2,753,614
Mount Diablo, CA, Unified School District, Election of 2002, "N", MBIA, 5%, 2028                      2,000,000         2,119,800
Natomas Unified School District CA, Election of 2006, FGIC, 4.5%, 2029                                2,065,000         2,074,148
Natomas Union School District, Election of 2002 "B", FGIC, 5%, 2028                                   1,430,000         1,509,308
Oceanside, CA, Union School District, Election of 2000, "C", MBIA, 5.25%, 2032                        1,940,000         2,054,887
Palos Verdes Peninsula, CA, Capital Appreciation, "N", FSA, 0%, 2029                                  4,405,000         1,554,084
Perris, CA, Union School District, "A", FGIC, 0%, 2027                                                3,100,000         1,210,147
San Gabriel, CA, Union School District, "A", FSA, 5%, 2024                                            2,000,000         2,099,720
San Ysidro, CA, School District, AMBAC, 6.125%, 2021                                                    960,000         1,109,184
Santa Clara, CA, Union School District, FGIC, 5.5%, 2019                                              2,210,000         2,374,159
Santa Maria, CA, Joint Union High School District, "A", FSA, 5.375%, 2015 (c)                         1,120,000         1,285,458
Santa Maria, CA, Joint Union High School District, "A", FSA, 5.375%, 2015 (c)                         1,210,000         1,388,753
Sausalito Marin City, CA, School District, Capital Appreciation, Election of 2004,
"B", MBIA, 0%, 2039                                                                                   1,315,000           248,233
Sausalito Marin City, CA, School District, Capital Appreciation, Election of 2004,
"B", MBIA, 0%, 2040                                                                                   1,400,000           250,278
Tehachapi, CA, Union School District, "A", FGIC, 5.625%, 2009 (c)                                     1,100,000         1,174,723
Walnut Valley, CA, Union School District, Election of 2000, "E", FSA, 0%, 2028                        1,535,000           572,555
Washington, CA, Union School District, Election of 1999, "A", FGIC, 5.625%, 2021                      1,000,000         1,101,530
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                                                                                                                     $ 68,378,192
---------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Hospitals - 10.9%
---------------------------------------------------------------------------------------------------------------------------------
Abag Finance Authority Rev. (San Diego Hospital), "C", 5.375%, 2020                                  $2,000,000      $  2,097,580
California Health Facilities Financing Authority Rev.,
Catholic Healthcare West, "G", 5.25%, 2023                                                            2,000,000         2,110,380
California Health Facilities Financing Authority Rev., Cedars Sinai Medical Center, 5%, 2027          1,000,000         1,043,080
California Health Facilities Financing Authority Rev., Health Facilities
(Adventist Health Systems), "A", 5%, 2033                                                             1,750,000         1,792,298
California Statewide Communities Development Authority Rev.
(Henry Mayo Newhall Memorial Hospital), "A", CHFC, 5%, 2018                                           2,000,000         2,079,200
California Statewide Communities Development Authority Rev.
(Kaiser Permanente), "A", 5.5%, 2032                                                                  2,000,000         2,121,560
California Statewide Communities Development Authority Rev.
(Los Angeles Children's Hospital), 5.125%, 2019                                                       4,000,000         4,144,040
California Statewide Communities Development Authority Rev., CHFC, ETM, 0%, 2007 (c)                  3,645,000         3,540,133
California Statewide Communities Development Authority Rev., CHFC, ETM, 0%, 2008 (c)                  6,345,000         5,928,007
California Statewide Communities Development Authority Rev., Health Facilities
(Memorial Health Services), "A", 6%, 2023                                                             1,500,000         1,659,195
California Statewide Communities Development, "B", 5.625%, 2042                                       4,000,000         4,269,760
California Valley Health Systems, COP, 6.875%, 2023                                                     470,000           470,738
Central California Joint Powers Health Financing
(Community Hospitals of Central California), 5.625%, 2021                                             1,000,000         1,040,670
Kaweah Delta Health Care District Rev., 6%, 2034                                                      2,000,000         2,179,720
Rancho Mirage, CA, Joint Powers (Eisenhower Medical Center), 5.625%, 2029                             3,000,000         3,290,220
Tahoe Forest California Hospital District, "A", 5.85%, 2009 (c)                                         795,000           857,408
Tahoe Forest California Hospital District, "A", 5.85%, 2022                                             205,000           215,840
Turlock, CA, Health Facilities Rev. (Emanuel Medical Center), 5%, 2024                                  500,000           509,260
Washington Township, CA, Health Care Rev., 5% to 2018                                                 1,000,000         1,028,060
West Contra Costa California Healthcare District, AMBAC, 5.5%, 2029                                   2,000,000         2,171,560
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 42,548,709
---------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Long Term Care - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
California Health Facilities Financing Authority Rev. (Paradise Valley Estates), 5.125%, 2022        $1,000,000      $  1,049,140
La Verne, CA, COP (Brethren Hillcrest Homes), "B", 6.625%, 2025                                       1,000,000         1,082,020
Millbrae, CA, Residential Facilities Rev. (Magnolia of Millbrae), "A", 7.375%, 2027                     460,000           478,759
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,609,919
---------------------------------------------------------------------------------------------------------------------------------
Human Services - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority (Prides Industries), 7.125%, 2009 (c)         $1,640,000      $  1,794,193
---------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Environmental Services - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Solid Waste Disposal Rev.
(Browning Ferris, Inc.), "A", 5.8%, 2016                                                             $2,000,000      $  2,003,020
California Pollution Control Financing Authority, Solid Waste Disposal Rev.
(Waste Management, Inc.), "A", 5.125%, 2031                                                           2,250,000         2,348,145
California Pollution Control Financing Authority, Solid Waste Disposal Rev.
(Waste Management, Inc.), "A-2", 5.4%, 2025                                                           1,000,000         1,063,340
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,414,505
---------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Other - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, Refinery Facilities Rev.
(Hovensa Refinery), 5.875%, 2022                                                                     $  960,000      $  1,046,285
---------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue - Other - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
San Diego County, CA, COP (Burnham Institute for Medical Research), 5%, 2034                         $1,000,000      $  1,014,540
San Diego County, CA, COP (Burnham Institute), 6.25%, 2009 (c)                                        2,300,000         2,492,832
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,507,372
---------------------------------------------------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 2.4%
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev. (Irvine Apartments), 5.25%, 2025         $6,000,000      $  6,156,060
San Bernardino County, CA (Equity Residential/Redlands), "A", 5.2%, 2029                              3,000,000         3,067,860
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  9,223,920
---------------------------------------------------------------------------------------------------------------------------------
Parking - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
San Francisco, CA, Union Square, MBIA, 6%, 2020                                                      $1,000,000      $  1,097,090
---------------------------------------------------------------------------------------------------------------------------------
Sales & Excise Tax Revenue - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Contra Costa, CA, Transportation & Sales Tax Rev., "A", ETM, 6.875%, 2007 (c)                        $  480,000      $    486,734
---------------------------------------------------------------------------------------------------------------------------------
Single Family Housing - Local - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
California Housing Finance Agency Rev., "A", 4.95%, 2036                                             $1,000,000      $  1,012,920
California Rural Home Mortgage Finance Authority Rev., GNMA, 7.3%, 2031                                  30,000            30,379
California Rural Home Mortgage Finance Authority Rev.,
Mortgage Backed Securities Program, "B4", GNMA, 6.35%, 2029                                              35,000            35,093
Pomona, CA, Single Family Mortgage Rev., GNMA, ETM, 7.375%, 2010 (c)                                  1,145,000         1,230,520
Pomona, CA, Single Family Mortgage Rev., GNMA, ETM, 7.5%, 2023 (c)                                    2,000,000         2,641,760
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,950,672
---------------------------------------------------------------------------------------------------------------------------------
Single Family Housing - State - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
California Housing Finance Agency Rev., Home Mortgage, "I", 4.75%, 2031                              $3,000,000      $  3,020,940
California Housing Finance Agency Rev., Home Mortgage, "N", FGIC, 5.05%, 2026                         2,500,000         2,582,450
California Housing Finance Agency Rev., Home Mortgage, FSA, 0%, 2019                                  2,505,000         1,149,570
California Housing Finance Agency Rev., Home Mortgage, MBIA, 0%, 2028                                 5,020,000         1,646,309
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  8,399,269
---------------------------------------------------------------------------------------------------------------------------------
Solid Waste Revenue - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Solid Waste Disposal Rev.
(West County Resource Recovery), "A", 5.125%, 2014                                                   $1,000,000      $  1,016,100
South Bayside Waste Management Authority, California Solid Waste System Rev.,
AMBAC, 5.75%, 2020                                                                                    2,100,000         2,245,761
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,261,861
---------------------------------------------------------------------------------------------------------------------------------
State & Agency - Other - 2.8%
---------------------------------------------------------------------------------------------------------------------------------
Grossmont, CA, Union High School District, MBIA, ETM, 0%, 2006 (c)                                   $6,000,000      $  5,976,840
Pasadena CA, COP, Old Pasadena Parking Facilities Project, 6.25%, 2018                                2,995,000         3,356,616
Sacramento County, CA, COP, Capital Projects, AMBAC, 5.75%, 2018                                      1,500,000         1,622,385
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 10,955,841
---------------------------------------------------------------------------------------------------------------------------------
State & Local Agencies - 14.7%
---------------------------------------------------------------------------------------------------------------------------------
Banning, CA, COP, Water Systems Improvement Project, AMBAC, ETM, 8%, 2019 (c)                        $  925,000      $  1,150,904
California Department of Water Resources Power Supply Rev., "C", 5.25%, 2028                          2,500,000         2,643,275
California Public Works Board Lease Rev., Department of Corrections State Prison,
"A", 7.4%, 2010                                                                                       5,000,000         5,675,000
California Public Works Board, Department of Justice, "D", 5.25%, 2020                                1,565,000         1,655,394
Fortuna & Susanville, CA, COP, "B", 7.375%, 2017                                                        625,000           634,256
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., "A",
FSA, 0% to 2010, 4.55% to 2022                                                                        3,000,000         2,549,940
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev.,
Enhanced, "A", 5%, 2045                                                                               5,500,000         5,644,485
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev.,
Enhanced, "A", FGIC, 5%, 2035                                                                         3,000,000         3,139,260
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev.,
Enhanced, "B", 5.5%, 2013 (c)                                                                         7,000,000         7,772,100
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev.,
Enhanced, "B", 5.625%, 2013 (c)                                                                       5,000,000         5,588,200
Los Angeles, CA, COP, Antelope Valley Courthouse, "A", AMBAC, 5.25%, 2027                             3,000,000         3,158,070
Los Angeles, CA, COP, Real Property Program, AMBAC, 5.3%, 2027                                        3,000,000         3,215,010
Pomona, CA, Public Financing Authority Rev., "P", 6.25%, 2010                                         4,020,000         4,281,943
Sacramento, CA, City Financing Authority Rev., Capital Improvement, 5.5%, 2010 (c)                    1,635,000         1,764,198
Sacramento, CA, City Financing Authority Rev., City Hall & Redevelopment Projects,
"A", FSA, 5%, 2032                                                                                    2,000,000         2,085,920
Salinas, CA, COP, Capital Improvement Projects, "A", 5.7%, 2007 (c)                                   2,200,000         2,291,036
San Francisco, CA, City & County, COP (San Bruno Jail No 3), AMBAC, 5.25%, 2033                       3,930,000         4,115,103
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 57,364,094
---------------------------------------------------------------------------------------------------------------------------------
Tax - Other - 2.3%
---------------------------------------------------------------------------------------------------------------------------------
Irvine, CA, School District Special Tax Rev., Community Facilities
District No. 86-1, AMBAC, 5.8%, 2020                                                                 $3,500,000      $  3,654,210
Santa Cruz County, CA, Redevelopment Agency Tax Allocation (Oak/Soquel Community), 5.6%, 2017         1,455,000         1,509,301
Virgin Islands Public Finance Authority Rev., "A", 5.5%, 2022                                         2,000,000         2,070,300
Virgin Islands Public Finance Authority Rev., "E", 5.875%, 2018                                       1,600,000         1,677,632
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  8,911,443
---------------------------------------------------------------------------------------------------------------------------------
Tax Assessment - 5.6%
---------------------------------------------------------------------------------------------------------------------------------
Duarte, CA, Redevelopment Agency Tax Allocation, Davis Addition Project Area, 6.7%, 2014             $  555,000      $    579,581
Fontana, CA, Redevelopment Agency Tax Allocation, Jurupa Hills Redevelopment
Project, "A", 5.5%, 2027                                                                              3,350,000         3,449,864
Huntington Park, CA, Public Financing Rev. Wastewater Systems Project, "A", 6.2%, 2025                2,000,000         2,053,080
La Mirada, CA, Redevelopment Agency, Special Tax Rev., Community Facilities District
No. 89-1, 5.7%, 2020                                                                                  1,500,000         1,537,560
Modesto, CA, Irrigation District, COP, Refunding & Capital Improvements, "B", 5.3%, 2022              1,655,000         1,656,010
Modesto, CA, Public Financing Authority (John Thurman Field Renovation), 6.125%, 2016                 1,255,000         1,282,259
Norco, CA, Special Tax Community Facilities (District No. 2001), "N", AMBAC, 4.75%, 2026              1,700,000         1,747,311
Orange County, CA, Community Facilities District, Special Tax (Rancho Santa Margarita),
"A", 5.55%, 2017                                                                                      1,000,000         1,035,870
Poway, CA, Community Facilities District, Special Tax (Parkway Business Center), 6.5%, 2010             715,000           758,572
Poway, CA, Community Facilities District, Special Tax (Parkway Business Center), 6.75%, 2015            775,000           824,957
Riverside County, CA, Public Financing Authority, Tax Allocation Rev., "A", 5.25%, 2016                 572,500           584,626
Riverside County, CA, Public Financing Authority, Tax Allocation Rev., XLCA, 5%, 2037                 3,000,000         3,118,110
Riverside County, CA, Redevelopment Agency, Tax Allocation, "A", XLCA, 5%, 2037                       2,000,000         2,078,740
San Diego, CA, Redevelopment Agency, Tax Allocation (Centre City), "B", AMBAC, 5.3%, 2020             1,250,000         1,343,350
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 22,049,890
---------------------------------------------------------------------------------------------------------------------------------
Tobacco - 2.4%
---------------------------------------------------------------------------------------------------------------------------------
California County, CA, Tobacco Securitization Agency, Capital Appreciation
Asset Backed (Gold Country), 0%, 2033                                                                $4,000,000      $    872,680
California County, CA, Tobacco Securitization Corp., Tobacco Settlement,
L.A. County, "A", 0%, 2041                                                                            2,500,000         2,073,950
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, "A", 0%, 2050                            2,000,000           133,340
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, "B", 0%, 2055                            2,000,000            70,340
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement, "A-1", 6.25%, 2033                2,935,000         3,229,116
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement, "A-1", 6.75%, 2039                2,645,000         2,985,491
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  9,364,917
---------------------------------------------------------------------------------------------------------------------------------
Toll Roads - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Foothill/Eastern Corridor Agency, California Toll Road Rev.,
Capital Appreciation, "A", 7.1%, 2010 (c)                                                            $2,500,000      $  2,823,000
---------------------------------------------------------------------------------------------------------------------------------
Transportation - Special Tax - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Alameda Corridor Transportation Authority, California Rev.,
Capital Appreciation, "A", AMBAC, 0%, 2030                                                           $8,000,000      $  2,674,160
---------------------------------------------------------------------------------------------------------------------------------
Universities - Colleges - 7.3%
---------------------------------------------------------------------------------------------------------------------------------
Cabrillo, CA, Community College District Capital Appreciation, "A", MBIA, 0%, 2028                   $1,000,000      $    373,000
California Educational Facilities Authority Rev. (Dominican University), 5%, 2036                     1,150,000         1,181,280
California Educational Facilities Authority Rev. (Fresno Pacific University), "A", 6.75%, 2019        2,000,000         2,182,320
California Educational Facilities Authority Rev. (L.A. College of Chiropractic), 5.6%, 2017           2,100,000         2,069,949
California Educational Facilities Authority Rev. (Lutheran University), "C", 5%, 2029                 2,500,000         2,559,525
California Educational Facilities Authority Rev. (Pomona College), "B", 5.875%, 2009 (c)              2,000,000         2,145,560
California Educational Facilities Authority Rev. (Santa Clara University), "A", MBIA, 5%, 2027        1,340,000         1,394,484
California Educational Facilities Authority Rev. (University of La Verne), "A", 5%, 2029              1,500,000         1,538,055
California Educational Facilities Authority Rev., Pooled College & University Projects,
"B", 6.3%, 2007 (c)                                                                                   1,000,000         1,033,340
California Educational Facilities Authority Rev., Pooled College & University Projects,
"B", 6.625%, 2020                                                                                     1,000,000         1,109,390
California Statewide Communities, Notre Dame De Namur University, 6.625%, 2033                        1,000,000         1,058,500
Foothill-De Anza, CA, Community College District, Election of 1999, "B", FGIC, 0%, 2025               1,500,000           647,835
Long Beach, CA, Industrial Development Rev. (CSU Foundation), "A", 5.25%, 2023                        1,450,000         1,476,419
San Mateo County, CA (Community College District, 2005 Election), "A", MBIA, 0%, 2026                 3,000,000         1,229,760
Santa Monica, CA (Community College District, 2002 Election), "C", MBIA, 0%, 2027                     2,000,000           730,420
University of California Rev., RITES, MBIA, 6.285%, 2016 (v)(z)                                       5,705,000         5,988,881
University of California, COP, San Diego Campus Projects, "A", 5.25%, 2032                            1,840,000         1,925,339
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 28,644,057
---------------------------------------------------------------------------------------------------------------------------------
Universities - Secondary Schools - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev.,
Aspire Public Schools (Oakland Project), "A", 7.25%, 2031                                            $  960,000      $    990,144
California Statewide Communities, Development Authority Rev.
(Escondido Charter High School), 7.5%, 2011 (c)                                                       1,000,000         1,190,060
Los Angeles, CA, COP, 5.7%, 2018                                                                      1,900,000         1,983,771
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,163,975
---------------------------------------------------------------------------------------------------------------------------------
Utilities - Investor Owned - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Pollution Control Rev.
(Pacific Gas & Electric Co.), MBIA, 5.35%, 2016                                                      $3,500,000      $  3,772,125
Chula Vista, CA, Industrial Development Rev. (San Diego Gas), "B", 5%, 2027                           2,500,000         2,606,325
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  6,378,450
---------------------------------------------------------------------------------------------------------------------------------
Utilities - Municipal Owned - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Glendale, CA, Electric Works Rev., MBIA, 5.75%, 2010 (c)                                             $1,420,000      $  1,534,835
Glendale, CA, Electric Works Rev., MBIA, 5.75%, 2010 (c)                                              1,160,000         1,253,809
Northern California Power Agency Public Power Rev., 5.85%, 2010                                         880,000           932,853
Virgin Islands Water & Power Authority Rev., 5.5%, 2017                                                 800,000           819,184
Virgin Islands Water & Power Authority Rev., 5.3%, 2018                                                 250,000           251,410
Virgin Islands Water & Power Authority Rev., "A", 5.125%, 2013                                        1,000,000         1,007,190
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,799,281
---------------------------------------------------------------------------------------------------------------------------------
Water & Sewer Utility Revenue - 5.7%
---------------------------------------------------------------------------------------------------------------------------------
California Department of Water Resources, Central Valley Project Rev., "X", FGIC, 5%, 2029           $2,000,000      $  2,087,020
California Department of Water Resources, Water Systems Rev., 7%, 2012                                1,090,000         1,289,699
California Department of Water Resources, Water Systems Rev., ETM, 7%, 2012 (c)                         405,000           481,905
Castaic Lake Water Agency, California Rev., Water Systems Improvement Project,
AMBAC, 5.125%, 2030                                                                                   1,725,000         1,802,504
Culver City, CA, Wastewater Facilities Rev., "A", FGIC, 5.6%, 2019                                    1,000,000         1,075,060
El Monte, CA, Water Authority Rev., Water Systems Project, AMBAC, 6%, 2010 (c)                        1,065,000         1,182,512
Livermore Amador Valley Water Management Rev., "A", AMBAC, 5%, 2031                                   4,875,000         5,026,271
Southern California Metropolitan Water District Rev., RITES, 7.545%, 2013 (v)(z)                      5,000,000         6,534,700
West Sacramento, CA, Financing Authority Rev., Water Systems Improvement Project,
FGIC, 5%, 2032                                                                                        2,750,000         2,867,315
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 22,346,986
---------------------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $356,908,594)                                                                $379,863,386
---------------------------------------------------------------------------------------------------------------------------------
Floating Rate Demand Notes - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Bay Area Toll Authority, California Toll Bridge Rev., "A", 3.58%, due 10/05/06                       $1,000,000      $  1,000,000
California Department of Water Resources, Power Supply Rev., "C-2", 3.73%, due 10/05/06                 800,000           800,000
California Department of Water Resources, Power Supply Rev., "C-3", 3.73%, due 10/05/06               1,100,000         1,100,000
California Health Facilities Financing Authority Rev., "A", 3.79%, due 10/02/06                         900,000           900,000
Triborough Bridge & Tunnel Authority, NY, Rev., "F", 3.74%, due 10/05/06                                300,000           300,000
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FLOATING RATE DEMAND NOTES (IDENTIFIED COST, $4,100,000)                                                       $  4,100,000
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $361,008,594) (k)                                                                $383,963,386
---------------------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 1.7%                                                                                   6,586,198
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                                  $390,549,584
---------------------------------------------------------------------------------------------------------------------------------

SWAP AGREEMENTS AT 9/30/06

                                                                                                                    UNREALIZED
                         NOTIONAL                                    CASH FLOWS              CASH FLOWS            APPRECIATION
EXPIRATION                AMOUNT             COUNTERPARTY            TO RECEIVE                TO PAY             (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------------

INTEREST RATE SWAPS
12/01/07              USD  9,000,000        Merrill Lynch            7-Day BMA          2.795% (fixed rate)          $  77,468
 1/04/19              USD  3,000,000          Citigroup              7-Day BMA          4.307% (fixed rate)           (130,269)
11/09/26              USD  3,750,000        Goldman Sachs       5.787% (fixed rate)        3-Month LIBOR               230,463

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 177,662
---------------------------------------------------------------------------------------------------------------------------------

At September 30, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

PORTFOLIO OF INVESTMENTS
9/30/06  (unaudited)

MFS(R) FLORIDA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 96.7%
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                               SHARES/PAR        VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
Airport & Port Revenue - 4.5%
---------------------------------------------------------------------------------------------------------------------------------
Greater Orlando Aviation Authority Rev., "A", FGIC, 5.25%, 2018                                      $1,000,000      $  1,044,370
Lee County, FL, Airport Rev., "A", FSA, 5.875%, 2018                                                  1,000,000         1,084,010
Miami-Dade County, FL, Aviation Rev., "A", CIFG, 5%, 2038                                               500,000           520,945
Miami-Dade County, FL, Aviation Rev., "C", MBIA, 5.25%, 2018                                            500,000           517,250
Pensacola, FL, Airport Rev., "B", MBIA, 5.625%, 2014                                                    500,000           517,585
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,684,160
---------------------------------------------------------------------------------------------------------------------------------
General Obligations - General Purpose - 7.2%
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, RITES, MBIA, 7.594%, 2019 (z)(v)                                        $1,000,000      $  1,149,880
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami),
"A", AMBAC, 5.5%, 2018                                                                                1,400,000         1,492,722
State of Florida, RITES, 6.025%, 2017 (z)(v)                                                          3,000,000         3,261,900
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,904,502
---------------------------------------------------------------------------------------------------------------------------------
General Obligations - Schools - 8.3%
---------------------------------------------------------------------------------------------------------------------------------
Florida Board of Education, Capital Outlay, 9.125%, 2014                                             $2,600,000      $  3,153,800
Florida Board of Education, Capital Outlay, ETM, 9.125%, 2014 (c)                                       400,000           533,628
Florida Board of Education, Public Education, "J", 5%, 2032                                           1,000,000         1,049,200
Osceola County, FL, School Board Certificate, "A", AMBAC, 5.25%, 2027                                 1,950,000         2,090,888
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  6,827,516
---------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Hospitals - 17.1%
---------------------------------------------------------------------------------------------------------------------------------
Birmingham, AL, Baptist Medical Center, Special Care Facilities Rev.
(Baptist Health Systems, Inc.), "A", 5%, 2030                                                        $  500,000      $    511,365
Brevard County, FL, Health Facilities Rev. (Health First Inc.), 5%, 2034                                500,000           518,355
Citrus County, FL, Hospital Development Authority Rev. (Citrus Memorial Hospital), 6.25%, 2023          465,000           503,204
Coral Gables, FL, Health Facilities Authority, Hospital Rev. (Baptist Health South Florida),
FSA, 5%, 2029                                                                                           535,000           561,921
Denver, CO, Health & Hospital Authority Rev., "A", 6%, 2023                                             250,000           266,955
Highlands County, FL, Health Facilities Authority Rev. (Adventist Health Systems), 5.25%, 2013          500,000           516,715
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital),
MBIA, 6.5%, 2019                                                                                      1,000,000         1,219,240
Indiana Health Facilities Financing Authority, Hospital Rev.
(Munster Medical Research Foundation, Inc.), 6.375%, 2031                                               500,000           533,570
Jacksonville, FL, Health Facilities Rev. (Ascencion Health), "A", 5.25%, 2032                         1,000,000         1,056,390
Lakeland, FL, Hospital Systems Rev. (Lakeland Regional Health Systems), 5.5%, 2032                    1,000,000         1,070,460
Leesburg, FL, Hospital Rev. (Leesburg Regional Medical Center), 5.5%, 2032                              750,000           782,130
Marion County, FL, Hospital District Rev., Refunding & Improvement, Health Systems
(Munroe Regional Health System), 5.5%, 2014                                                             500,000           523,945
Marshall County, AL, Health Care Authority Rev., "A", 6.25%, 2022                                       500,000           552,005
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center),
"A", 5.75%, 202                                                                                         500,000           536,310
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), "A", 6.7%, 2019         250,000           276,228
New Hampshire Health & Educational Facilities Authority Rev. (Exeter Hospital), 6%, 2024                500,000           549,900
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional Healthcare),
5.75%, 2012(c)                                                                                        1,000,000         1,115,420
Rhode Island Health & Education Building Rev., Hospital Financing (Lifespan Obligated Group),
6.5%, 2012(c)                                                                                           500,000           574,870
South Dakota Health & Education Facilities Authority Rev. (Prairie Lakes Health Care System),
5.625%, 2032                                                                                            500,000           523,055
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare), 6.25%, 2020                  300,000           318,402
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Regional Medical Center),
MBIA, 6.625%, 2013                                                                                    1,000,000         1,004,550
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic), "A", 5.375%, 2034         500,000           527,235
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 14,042,225
---------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Long Term Care - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Orange County, FL, Health Facilities Authority Rev. (Orlando Lutheran Towers), 5.7%, 2026            $  250,000      $    253,843
---------------------------------------------------------------------------------------------------------------------------------
Human Services - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities),
8.875%, 2021                                                                                         $  300,000      $    333,762
---------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Chemicals - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Brazos River, TX, Brazoria County Environmental Rev. (Dow Chemical, Co.), "A-7", 6.625%, 2033        $  500,000      $    561,080
Red River Authority, TX, Pollution Control Rev. (Celanese Project), "B", 6.7%, 2030                     200,000           219,524
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    780,604
---------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Environmental Services - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Solid Waste Disposal Rev.
(Waste Management, Inc.), "B", 5%, 2027                                                              $  500,000      $    515,925
Nevada Department of Business & Industry Rev. (Republic Services, Inc.), 5.625%, 2026                   300,000           328,056
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    843,981
---------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Other - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Madison County, FL, Rev. (Twin Oaks Project), "A", 6%, 2025                                          $  140,000      $    145,191
Park Creek Metropolitan District, CO. (Custodial Receipts), "CR-2", 7.875%, 2032 (n)                    160,000           177,984
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific Corp.), 5.7%, 2026                     500,000           522,870
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    846,045
---------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Paper - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Delta County, MI, Economic Development Corp., Environmental Improvements Rev.
(Mead Westvaco Escanaba), "A", 6.25%, 2012(c)                                                        $  500,000      $    566,170
---------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue - Entertainment & Tourism - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Palm Beach County, FL, Industrial Development Rev. (South Florida Fair Project),
MBIA, 5.5%, 2020                                                                                     $1,000,000      $  1,059,250
---------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue - Other - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Summit County, OH, Port Authority Building Rev. (Seville Project), "A", 5.1%, 2025                   $  200,000      $    206,318
Tamarac, FL, Capital Improvement Rev., MBIA, 5%, 2030                                                   500,000           525,870
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    732,188
---------------------------------------------------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 3.7%
---------------------------------------------------------------------------------------------------------------------------------
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments),
FSA, 5%, 2035                                                                                        $  500,000      $    511,345
Collier County, FL, Housing Finance Authority Rev. (Goodlette Arms Housing Project),
"A", FNMA, 4 9%, 2032                                                                                   500,000           522,245
Florida Housing Finance Corp., Housing Rev. (Augustine Club Apartments), "D-1",
MBIA, 5.5%, 2020                                                                                        500,000           526,270
Florida Housing Finance Corp., Housing Rev. (Crossing at University Apartments), "Q-1"
AMBAC, 5.1%, 2018                                                                                     1,085,000         1,110,205
Palm Beach County, FL, Housing Finance Authority Rev. (Westlake Apartments Project, Phase II),
FSA, 4.3%, 2012                                                                                         130,000           132,847
Tampa, FL, Housing Finance Authority, Multi-Family Rev. (Meridian River Development Corp.),
4.75%, 2026                                                                                             200,000           203,422
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,006,334
---------------------------------------------------------------------------------------------------------------------------------
Sales & Excise Tax Revenue - 4.8%
---------------------------------------------------------------------------------------------------------------------------------
Escambia County, FL, Sales Tax Rev., AMBAC, 5%, 2022                                                 $1,160,000      $  1,230,134
Miami-Dade County, FL, Special Obligations, Capital Appreciation, "A", MBIA, 0%, 2032                 2,000,000           545,980
Pasco County, FL, Sales Tax Rev. (Half Central), AMBAC, 5%, 2023                                      1,000,000         1,058,470
Volusia County, FL, Tourist Development Tax Rev., FSA, 5%, 2034                                         815,000           855,579
Wyandotte County-Kansas City, KS, Unified Government Rev.
(Sales Tax Second Lien Area B), 5%, 2020                                                                250,000           259,383
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,949,546
---------------------------------------------------------------------------------------------------------------------------------
Single Family Housing - Local - 3.3%
---------------------------------------------------------------------------------------------------------------------------------
Brevard County, FL, Housing Finance Authority Rev., "B", GNMA, 6.5%, 2022                            $   34,000      $     34,149
Lee County, FL, Housing Finance Authority Rev. (Multi-County Program), "A-1", GNMA, 7.2%, 2033           30,000            30,308
Lee County, FL, Housing Finance Authority Rev. (Multi-County Program), "A-4", GNMA, 7%, 2031             55,000            55,276
Manatee County, FL, Housing Finance Authority Rev. (Single Family, Subordinated),
"3", GNMA, 5.3%, 2028                                                                                    65,000            65,380
Miami-Dade County, FL, Housing Finance Authority Rev. (Home Ownership Mortgage),
"A-1", GNMA, 5.2%, 2031                                                                                 450,000           457,745
Palm Beach County, FL, Housing Finance Authority Rev., "B", GNMA, 5.5%, 2022                            170,000           171,071
Pinellas County, FL, Housing Finance Authority Rev. (Multi-County Program), "A-1",
GNMA, 5.5%, 2035                                                                                        595,000           624,667
Pinellas County, FL, Housing Finance Authority Rev. (Multi-County Program), "B-1",
GNMA, 6.2%, 2031                                                                                        270,000           273,040
Pinellas County, FL, Housing Finance Authority Rev., "A-1", GNMA, 4.85%, 2037                         1,000,000         1,010,280
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,721,916
---------------------------------------------------------------------------------------------------------------------------------
Single Family Housing - State - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Florida Housing Finance Corp. Rev. (Homeowner Mortgage), "1", GNMA, 4.8%, 2031                       $1,000,000      $  1,006,320
Florida Housing Finance Corp. Rev. (Homeowner Mortgage), "4", FSA, 5.85%, 2031                          275,000           278,319
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,284,639
---------------------------------------------------------------------------------------------------------------------------------
Solid Waste Revenue - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev.
(American Ref-Fuel Co.), "A", 6.2%, 2019                                                             $  200,000      $    208,574
---------------------------------------------------------------------------------------------------------------------------------
State & Local Agencies - 3.9%
---------------------------------------------------------------------------------------------------------------------------------
Florida Municipal Loan Council Rev., "B", MBIA, 5.625%, 2009 (c)                                     $1,000,000      $  1,069,790
Florida Municipal Loan Council Rev., "C", MBIA, 5.25%, 2022                                           1,000,000         1,079,710
St. Augustine, FL, Capital Improvement Rev., AMBAC, 5%, 2029                                          1,000,000         1,058,010
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,207,510
---------------------------------------------------------------------------------------------------------------------------------
Tax - Other - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Orange County, FL, Tourist Development Tax Rev., Subordinated, AMBAC, 5.25%, 2027                    $1,500,000      $  1,601,520
Virgin Islands Public Finance Authority Rev., "A", 5.25%, 2024                                          130,000           137,019
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,738,539
---------------------------------------------------------------------------------------------------------------------------------
Tax Assessment - 4.9%
---------------------------------------------------------------------------------------------------------------------------------
Amelia Walk Community Development District, FL, Special Assessment, "B", 5.2%, 2014                  $  200,000      $    204,140
Arborwood Community Development District, FL, Special Assessment
(Master Infrastructure Projects), "B", 5.1%, 2014                                                       200,000           203,508
Concord Station Community Development District, FL, Special Assessment, 5%, 2015                        185,000           186,471
Concorde Estates Community Development District, FL, Special Assessment, "B", 5%, 2011                  205,000           206,222
Durbin Crossing Community Development District, FL, Special Assessment, "B-1", 4.875%, 2010             250,000           249,833
Fishawk Community Development District II, FL, Tax Allocation, "B", 5%, 2007                             45,000            45,104
Greyhawk Landing Community Development, FL, Special Assessment, "B", 6.25%, 2009                        100,000           101,318
Heritage Harbour South Community Development District, FL, Special Assessment, "B", 5.4%, 2008           25,000            25,139
Killarney, FL, Community Development District, Special Assessment, "B", 5.125%, 2009                    165,000           165,272
Lakes by the Bay South Community Development District, FL, Rev., "B", 5.3%, 2009                        180,000           180,464
Middle Village Community Development District, FL, Special Assessment, "A", 5.8%, 2022                   95,000            98,595
Middle Village Community Development District, FL, Special Assessment, "B", 5%, 2009                     95,000            95,308
New Port Tampa Bay Community Development District, FL, Special Assessment, "B", 5.3%, 2012              200,000           202,090
North Springs Improvement District, FL, Special Assessment (Parkland Golf Country Club),
"B-2", 5 125%, 2015                                                                                     250,000           252,723
Old Palm Community Development District, FL, Special Assessment (Palm Beach Gardens),
"B", 5.375%, 2014                                                                                       145,000           148,319
Palm Glades Community Development District, FL, Special Assessment, "A", 5.3%, 2036                     200,000           203,250
Panther Trace II, Community Development District, FL, Special Assessment, "B", 5%, 2010                 200,000           200,018
Parkway Center, Community Development District, FL, Special Assessment, "B", 5.625%, 2014               100,000           102,121
Renaissance Community Development District, FL, Special Assessment, "B", 6.25%, 2008                    100,000           100,737
Sterling Hill Community Development District, FL, Special Assessment, 5.5%, 2010                        200,000           202,144
Tuscany Reserve Community Development District, FL, Special Assessment, "B", 5.25%, 2016                250,000           255,913
Villa Portofino West Community Development District, FL, Special Assessment, "A", 5.35%, 2036           200,000           204,828
Watergrass Community Development District, FL, Special Assessment, "B", 4.875%, 2010                    200,000           201,072
Wentworth Estates Community Development District, FL, Special Assessment, "B", 5.125%, 2012             200,000           202,420
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,037,009
---------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Louisiana Tobacco Settlement Authority Rev., "2001B", 5.875%, 2039                                   $  250,000      $    263,855
South Carolina Tobacco Settlement Authority Rev., "B", 6.375%, 2030                                     250,000           286,743
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    550,598
---------------------------------------------------------------------------------------------------------------------------------
Toll Roads - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Lee County, FL, Transportation Facilities Rev., "A", AMBAC, 5%, 2027                                 $1,000,000      $  1,060,800
---------------------------------------------------------------------------------------------------------------------------------
Transportation - Special Tax - 4.6%
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Highway & Transportation, ROLS (Railroad II R 227-1),
MBIA, 7.553%, 2020 (z)(v)                                                                            $2,500,000      $  3,292,400
St. Johns County, FL, Transportation Improvement Rev., AMBAC, 5%, 2027                                  500,000           527,730
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,820,130
---------------------------------------------------------------------------------------------------------------------------------
Universities - Dormitories - 3.6%
---------------------------------------------------------------------------------------------------------------------------------
Florida Board Regents, Housing Rev. (University of Central Florida), FGIC, 5.25%, 2020               $1,185,000      $  1,260,093
Florida Board Regents, Housing Rev., MBIA, 5.3%, 2020                                                   610,000           647,771
Florida Finance Authority, Capital Loan Projects Rev., "F", MBIA, 5.125%, 2021                        1,000,000         1,039,890
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,947,754
---------------------------------------------------------------------------------------------------------------------------------
Universities - Secondary Schools - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Deerfield, IL, Educational Facilities Authority Rev. (Chicagoland Jewish High School Project),
6%, 2041                                                                                             $  200,000      $    204,820
---------------------------------------------------------------------------------------------------------------------------------
Utilities - Investor Owned - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Brazos River Authority, TX, Pollution Control Rev. (Texas Utility Co.), "C", 6.75%, 2038             $  215,000      $    240,114
Port Morrow, OR, Pollution Control Rev. (Portland General Electric), 5.2%, 2033                         200,000           206,156
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    446,270
---------------------------------------------------------------------------------------------------------------------------------
Utilities - Municipal Owned - 2.6%
---------------------------------------------------------------------------------------------------------------------------------
Palm Coast, FL, Utility Systems Rev., MBIA, 5%, 2024                                                 $  250,000      $    264,490
Port St. Lucie, FL, Utility Rev., MBIA, 5%, 2022                                                      1,000,000         1,056,710
St. Lucie West, FL, Utility Rev., MBIA, 5.25%, 2034                                                     720,000           781,142
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,102,342
---------------------------------------------------------------------------------------------------------------------------------
Water & Sewer Utility Revenue - 14.9%
---------------------------------------------------------------------------------------------------------------------------------
Florida Community Services Corp., Utility Rev., AMBAC, 5.5%, 2018                                    $1,125,000      $  1,211,940
Lee County, FL, Industrial Development Authority Rev. (Bonita Springs Utilities Project),
MBIA, 6 05% 2015                                                                                      1,000,000         1,011,780
Miami Beach, FL, Stormwater Rev., FGIC, 5.25%, 2020                                                   1,000,000         1,063,050
Miami-Dade County, FL, Stormwater Utility Rev., MBIA, 5%, 2028                                        2,000,000         2,119,140
Orlando, FL, Utilities Commission, Water & Electric Rev. "C", 5%, 2027                                1,000,000         1,049,550
Pinellas County, FL, Sewer Rev., FSA, 5%, 2032                                                        1,500,000         1,572,045
Polk County, FL, Utility Systems Rev., "A", FGIC, 5%, 2030                                            1,000,000         1,056,610
Polk County, FL, Utility Systems Rev., FGIC, 5%, 2023                                                 1,000,000         1,057,340
Seminole County, FL, Water & Sewer Rev., Unrefunded Balance, MBIA, 6%, 2019                             940,000         1,085,822
Tohopekaliga Water Authority, Florida Utility System Rev., "A", FSA, 5%, 2024                         1,000,000         1,057,960
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 12,285,237
---------------------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $75,204,847)                                                                 $79,446,264
---------------------------------------------------------------------------------------------------------------------------------

Floating Rate Demand Notes - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Pinellas County, FL, Health Facilities Authority Rev. (Pooled Hospital Loan Program),
3.85%, due 10/02/06. at Identified Cost                                                              $  650,000      $    650,000
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $75,854,847) (k)                                                                 $ 80,096,264
---------------------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 2.5%                                                                                   2,091,927
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                                  $ 82,188,191
---------------------------------------------------------------------------------------------------------------------------------

SWAP AGREEMENTS AT 9/30/06

                                                                                                                    UNREALIZED
                         NOTIONAL                                    CASH FLOWS              CASH FLOWS            APPRECIATION
EXPIRATION                AMOUNT             COUNTERPARTY            TO RECEIVE                TO PAY             (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------------

INTEREST RATE SWAPS
12/01/07              USD  2,000,000        Merrill Lynch            7-Day BMA          2.795% (fixed rate)          $ 17,216
12/13/16              USD  1,000,000        Merrill Lynch            7-Day BMA          3.848% (fixed rate)            (9,063)
12/15/16              USD  1,000,000        Merrill Lynch            7-Day BMA          4.108% (fixed rate)           (28,968)
 3/26/17              USD  1,000,000        Goldman Sachs            7-Day BMA          3.710% (fixed rate)             2,993
 1/04/19              USD  1,000,000          Citigroup              7-Day BMA          4.307% (fixed rate)           (43,423)
 3/01/19              USD  1,500,000        Merrill Lynch            7-Day BMA          3.976% (fixed rate)           (20,911)
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $(82,156)
--------------------------------------------------------------------------------------------------------------------------------

At September 30, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

PORTFOLIO OF INVESTMENTS
9/30/06  (unaudited)

MFS(R) GEORGIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.2%
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                               SHARES/PAR        VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
Airport & Port Revenue - 4.9%
---------------------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Airport Passenger Facilities Rev., "J", FSA, 5%, 2029                                   $  750,000      $    787,658
Atlanta, GA, Airport Passenger Facilities Rev., "J", FSA, 5%, 2034                                      750,000           784,470
Atlanta, GA, Airport Rev., "B", FSA, 5.25%, 2033                                                      1,000,000         1,070,770
Augusta, GA, Airport Rev., "B", 5.35%, 2028                                                             350,000           361,505
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,004,403
---------------------------------------------------------------------------------------------------------------------------------
General Obligations - General Purpose - 6.1%
---------------------------------------------------------------------------------------------------------------------------------
Atlanta & Fulton County, GA, Park Improvement, "A", MBIA, 5%, 2030                                   $  500,000      $    527,010
Columbia County, GA (Courthouse Detention Center), 5.625%, 2020                                       1,490,000         1,556,245
Gilmer County, GA, Building Authority Rev., Courthouse Project, "A", XLCA, 5%, 2029                     500,000           527,955
Macon Bibb County, GA, Urban Development Rev. (Bibb County Public Facilities Project),
5.5%, 2022                                                                                            1,000,000         1,078,850
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,690,060
---------------------------------------------------------------------------------------------------------------------------------
General Obligations - Improvement - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Municipal Finance Agency, RITES, FSA, 8.107%, 2016 (v)(z)                                $  500,000      $    576,540
Suwanee, GA, MBIA, 5.25%, 2032                                                                          750,000           792,435
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,368,975
---------------------------------------------------------------------------------------------------------------------------------
General Obligations - Schools - 7.6%
---------------------------------------------------------------------------------------------------------------------------------
Fayette County, GA, School District Rev., FSA, 0% to 2010, 4.9% to 2024                              $  575,000      $    488,733
Forsyth County, GA, School District, 6%, 2010 (c)                                                       750,000           819,458
Fulton County, GA, School District, 6.375%, 2010                                                      2,000,000         2,111,520
Wilkes County, GA, School District, 5%, 2024                                                          1,115,000         1,182,614
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,602,325
---------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Hospitals - 9.3%
---------------------------------------------------------------------------------------------------------------------------------
Athens Clarke County, GA (United Catholic Health East Issue), 5.5%, 2032                             $  500,000      $    530,830
Chatham County, GA, Hospital Authority Rev. (Memorial Health Medical Center), "A", 6%, 2017             350,000           377,955
Chatham County, GA, Hospital Authority Rev., Hospital Improvement
(Memorial Health University), "A", 5.375%, 2026                                                         200,000           212,476
Cobb County, GA, Hospital Authority Revolving, Refunding & Improvement Rev.,
Anticipation Certificates, AMBAC, 5.25%, 2023                                                           750,000           809,550
Coffee County, GA, Hospital Authority Rev. (Coffee Regional Medical Center, Inc.), 5%, 2026             350,000           355,604
Gainesville & Hall County, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc.),
5.5%, 2031                                                                                              500,000           521,865
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare System, Inc.), 6.125%, 2009                    220,000           222,660
Tift County, GA, Hospital Authority Rev., Anticipation Certificates, AMBAC, 5%, 2022                  2,000,000         2,110,580
Valdosta & Lowndes County, GA, Hospital Authority Rev. (Southern Georgia Medical
Center Project), AMBAC, 5.25%, 2027                                                                     500,000           533,370
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,674,890
---------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Long Term Care - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Fulton County, GA, Residential Care Facilities (Canterbury Court), "A", 6.125%, 2034                 $  150,000      $    157,887
---------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Environmental Services - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Savannah, GA, Economic Development Authority, Solid Waste Disposal Rev.
(Georgia Waste Management Project), "A", 5.5%, 2016                                                  $  500,000      $    538,640
---------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Other - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Cartersville, GA, Development Authority Waste (Anheuser Busch Project), 5.95%, 2032                  $  750,000      $    821,730
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Refinery),
5.875%, 2022                                                                                            160,000           174,381
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    996,111
---------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Paper - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Effingham County, GA, Development Authority, Solid Waste Disposal Rev. (Fort James),
5.625%, 2018                                                                                         $  150,000      $    150,411
Savannah, GA, Economic Development Pollution (Union Camp Corp.), 6.15%, 2017                          1,000,000         1,133,210
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,283,621
---------------------------------------------------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 3.8%
---------------------------------------------------------------------------------------------------------------------------------
De Kalb County, GA, Housing Authority Multi-Family Housing Rev. (Castaways Apartments),
"A", GNMA, 5.4%, 2029                                                                                $  595,000      $    625,684
Hinesville, GA, Leased Housing Corp., "A", FHA, 6.7%, 2017                                              900,000           903,519
Savannah, GA, Housing Authority (Chatham Gardens Project), FNMA, 5.625%, 2031                           750,000           808,935
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,338,138
---------------------------------------------------------------------------------------------------------------------------------
Single Family Housing - State - 5.3%
---------------------------------------------------------------------------------------------------------------------------------
Georgia Housing & Finance Authority Rev., 5.5%, 2032                                                 $1,000,000      $  1,008,850
Georgia Housing & Finance Authority Rev., Single Family Mortgage, "A", 5.6%, 2032                       665,000           685,941
Georgia Housing & Finance Authority Rev., Single Family Mortgage, "A-2", 4.85%, 2037                    500,000           503,150
Georgia Housing & Finance Authority Rev., Single Family Mortgage, "B", 5%, 2026                         250,000           254,768
Georgia Housing & Finance Authority Rev., Single Family Mortgage, "C-2", 5.1%, 2022                     750,000           766,635
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,219,344
---------------------------------------------------------------------------------------------------------------------------------
State & Agency - Other - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
County Commissioners of Georgia Assn., Leasing Program, Rockdale County, GA
(Public Purpose Project), AMBAC, 5.625%, 2010 (c)                                                    $  335,000      $    362,195
County Commissioners of Georgia Assn., Leasing Program, Rockdale County, GA
(Public Purpose Project), AMBAC, 5.625%, 2020                                                           165,000           177,731
Fulton County, GA, Facilities Corp. (Fulton County, GA Public Purpose Project), AMBAC,
5.9%, 2019                                                                                            1,000,000         1,092,220
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,632,146
---------------------------------------------------------------------------------------------------------------------------------
State & Local Agencies - 3.9%
---------------------------------------------------------------------------------------------------------------------------------
Clayton County, GA, Development Authority Rev., "A", 6.25%, 2009 (c)                                 $  500,000      $    545,430
College Park, GA, Bus & Industrial Development Civic Center Project, "N", AMBAC, 5.25%, 2025            500,000           545,990
De Kalb County, GA, Public Safety & Judicial Facilities Authority Rev., 5%, 2029                        400,000           421,324
Fayette County, GA, Public Facilities Authority (Criminal Justice Center Project),
6.25%, 2010 (c)                                                                                         755,000           831,225
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,343,969
---------------------------------------------------------------------------------------------------------------------------------
Tax - Other - 3.0%
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Convention Center, District Authority Hotel Occupancy Tax Rev.,
"A", CIFG, 4.5%, 2036                                                                                $  750,000      $    757,620
Virgin Islands Public Finance Authority Rev., ASST GTY, 5.5%, 2018                                    1,000,000         1,048,670
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,806,290
---------------------------------------------------------------------------------------------------------------------------------
Tax Assessment - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Tax Allocation (Eastside Project), "B", 5.6%, 2030                                      $  150,000      $    155,600
Atlanta, GA, Tax Allocation (Princeton Lakes Project), 5.5%, 2031                                       150,000           152,991
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    308,591
---------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033                            $  360,000      $    371,398
---------------------------------------------------------------------------------------------------------------------------------
Transportation - Special Tax - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico Highway & Transportation Authority, "Y", 5.5%, 2036                      $  610,000      $    665,687
---------------------------------------------------------------------------------------------------------------------------------
Universities - Colleges - 9.4%
---------------------------------------------------------------------------------------------------------------------------------
Fulton County, GA (Morehouse College), AMBAC, 6.25%, 2021                                            $  980,000      $  1,085,027
Fulton County, GA, Development Authority Rev. (Georgia Tech Foundation Funding), "A", 5%, 2031          265,000           275,298
Fulton County, GA, Development Authority Rev. (Georgia Tech Foundation), "A", 5.75%, 2017             1,000,000         1,091,130
Private Colleges & University Authority (Emory University), "A", 5.75%, 2009 (c)                      1,000,000         1,071,890
Private Colleges & University Authority (Emory University), "A", 5.75%, 2010 (c)                      1,000,000         1,089,830
Private Colleges & University Authority (Mercer University), 5.75%, 2011 (c)                            500,000           555,625
Savannah, GA, Economic Development Authority Rev. (College of Art & Design, Inc.),
ETM, 6.2%, 2009 (c)                                                                                     500,000           516,040
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,684,840
---------------------------------------------------------------------------------------------------------------------------------
Universities - Dormitories - 2.6%
---------------------------------------------------------------------------------------------------------------------------------
Georgia Private College & University Authority Rev. (Mercer Housing Corp.), "A", 6%, 2021            $  500,000      $    532,895
Marietta, GA, Development Authority Rev., Student Housing (Southern Polytech University),
"A", 6.25%, 2007 (c)                                                                                  1,000,000         1,047,240
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,580,135
---------------------------------------------------------------------------------------------------------------------------------
Utilities - Municipal Owned - 5.1%
---------------------------------------------------------------------------------------------------------------------------------
Georgia Municipal Electric Authority Power Rev., "A", MBIA, 6.5%, 2020                               $1,250,000      $  1,573,163
Monroe County, GA, Pollution Control Rev. (Oglethorpe Power Corp.), "A", 6.8%, 2012                   1,000,000         1,137,220
Summerville, GA, Public Utility Rev., Refunding & Improvement, 5.75%, 2026                              350,000           376,366
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,086,749
---------------------------------------------------------------------------------------------------------------------------------
Water & Sewer Utility Revenue - 24.2%
---------------------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Water & Wastewater Rev., "A", MBIA, 5%, 2033                                            $  500,000      $    519,180
Atlanta, GA, Water & Wastewater Rev., RITES, FGIC, 7.025%, 2016 (v)(z)                                4,000,000         5,050,640
Augusta, GA, Water & Sewer Rev., FSA, 5.25%, 2034                                                     1,000,000         1,082,650
Clayton County, GA, Water Authority, Water & Sewer Rev., 6.25%, 2010 (c)                              1,000,000         1,097,270
Columbia County, GA, Water & Sewer Rev., FGIC, 6.25%, 2010 (c)                                          470,000           513,320
Fairburn, GA, Utility Rev., 5.75%, 2020                                                                 500,000           530,740
Forsyth County, GA, Water & Sewer Authority, 6.25%, 2010 (c)                                          1,105,000         1,210,406
Fulton County, GA, Water & Sewer Rev., FGIC, 6.375%, 2014                                               100,000           112,104
Fulton County, GA, Water & Sewer Rev., FGIC, ETM, 6.375%, 2014 (c)                                    2,150,000         2,412,451
Gainesville, GA, Water & Sew Rev., FGIC, 5.625%, 2009 (c)                                             1,000,000         1,070,500
Jackson County, GA, Water & Sewer Authority, "A", AMBAC, 5.75%, 2017                                  1,000,000         1,094,704
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 14,693,965
---------------------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $55,084,892)                                                                 $ 59,048,164
---------------------------------------------------------------------------------------------------------------------------------

Floating Rate Demand Notes - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Water & Wastewater Rev., "C", 3.85%, due 10/02/06                                       $  100,000      $    100,000
Georgia Municipal Electric Authority, 3.76%, due 10/04/06                                               500,000           500,000
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FLOATING RATE DEMAND NOTES (IDENTIFIED COST, $600,000)                                                         $    600,000
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $55,684,892) (k)                                                                 $ 59,648,164
---------------------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 1.8%                                                                                   1,093,560
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                                  $ 60,741,724
---------------------------------------------------------------------------------------------------------------------------------

SWAP AGREEMENTS AT 9/30/06

                                                                                                                    UNREALIZED
                         NOTIONAL                                    CASH FLOWS              CASH FLOWS            APPRECIATION
EXPIRATION                AMOUNT             COUNTERPARTY            TO RECEIVE                TO PAY             (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------------

INTEREST RATE SWAPS
12/01/07              USD  1,000,000        Merrill Lynch            7-Day BMA          2.795% (fixed rate)          $  8,608
12/13/16              USD    500,000        Merrill Lynch            7-Day BMA          3.848% (fixed rate)            (4,532)
12/15/16              USD    500,000        Merrill Lynch            7-Day BMA          4.108% (fixed rate)           (14,484)
 3/26/17              USD  1,000,000        Goldman Sachs            7-Day BMA          3.710% (fixed rate)             2,993
 1/04/19              USD  1,000,000          Citigroup              7-Day BMA          4.307% (fixed rate)           (43,423)
 3/01/19              USD    500,000        Merrill Lynch            7-Day BMA          3.976% (fixed rate)            (6,970)
11/09/26              USD    600,000        Goldman Sachs       5.787% (fixed rate)        3-Month LIBOR               36,874
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $(20,934)
--------------------------------------------------------------------------------------------------------------------------------

At September 30, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

PORTFOLIO OF INVESTMENTS
9/30/06  (unaudited)

MFS(R) MARYLAND MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 96.2%
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                               SHARES/PAR        VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
Airport and Port Revenue - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Maryland Transportation Authority Rev. (Baltimore/Washington International Airport),
"A", AMBAC, 5%, 2027                                                                                 $1,000,000      $  1,048,770
---------------------------------------------------------------------------------------------------------------------------------
General Obligations - General Purpose - 6.3%
---------------------------------------------------------------------------------------------------------------------------------
Anne Arundel County, MD, General Improvement, 4.2%, 2025                                             $  520,000      $    513,417
Baltimore, MD, "B", 7.15%, 2009                                                                       2,120,000         2,329,096
Baltimore, MD, UT, Public Improvement, "A", MBIA, 7%, 2009                                            1,000,000         1,101,000
Frederick County, MD, Public Facilities, 5.25%, 2009 (c)                                              2,000,000         2,109,360
Puerto Rico Commonwealth Public Improvement, "A", 5.25%, 2026                                         2,330,000         2,504,494
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  8,557,367
---------------------------------------------------------------------------------------------------------------------------------
General Obligations - Improvement - 14.3%
---------------------------------------------------------------------------------------------------------------------------------
Howard County, MD, "B", 0%, 2008                                                                     $1,000,000      $    936,520
Howard County, MD, Consolidated Public Improvement, "A", 5.5%, 2008 (c)                               1,000,000         1,036,450
Howard County, MD, Consolidated Public Improvement, "A", 5.5%, 2008 (c)                               2,000,000         2,072,900
Prince George's County, MD, 0%, 2007                                                                  5,110,000         4,977,651
Prince George's County, MD, Consolidated Public Improvement, "A", 5%, 2023                            2,000,000         2,132,240
Prince George's County, MD, Unrefunded Balance, Public Improvement, FSA, 5.375%, 2015                    80,000            84,666
Puerto Rico Municipal Finance Agency, RITES, FSA, 7.099%, 2018 (v)(z)                                 1,000,000         1,126,400
Washington Suburban Sanitation District, General Construction Rev., 5%, 2027                            930,000           993,231
Washington Suburban Sanitation District, General Construction Rev., 5%, 2028                            980,000         1,045,160
Washington Suburban Sanitation District, General Construction Rev., 5%, 2029                          1,025,000         1,091,615
Worcester County, MD, Public Improvement, 5.625%, 2010 (c)                                            1,620,000         1,743,493
Worcester County, MD, Public Improvement, 5.625%, 2010 (c)                                            2,030,000         2,184,747
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 19,425,073
---------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Hospitals - 18.9%
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Education (Peninsula Regional Medical Center), 5%, 2036                     $1,000,000      $  1,039,820
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare),
"A", 5.75%, 2025                                                                                      1,000,000         1,068,110
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health Systems),
"A", FSA, 5%, 2023                                                                                    1,000,000         1,059,120
Maryland Health & Higher Educational Facilities Authority Rev. (Calvert Health Systems),
5.5%, 2039                                                                                            1,000,000         1,069,410
Maryland Health & Higher Educational Facilities Authority Rev.
(Carroll County General Hospital), 6%, 2037                                                           1,000,000         1,072,460
Maryland Health & Higher Educational Facilities Authority Rev. (Catholic Health),
"A", 6%, 2020                                                                                           245,000           267,388
Maryland Health & Higher Educational Facilities Authority Rev. (Catholic Health),
"A", ETM, 6%, 2020 (c)                                                                                  755,000           817,499
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital),
5.5%, 2024                                                                                            1,000,000         1,002,550
Maryland Health & Higher Educational Facilities Authority Rev. (Frederick Memorial Hospital),
5.125%, 2035                                                                                          1,000,000         1,024,640
Maryland Health & Higher Educational Facilities Authority Rev. (Good Samaritan Hospital),
ETM, 5.7%, 2009(c)                                                                                    1,085,000         1,129,322
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Hospital),
5%, 2021                                                                                                750,000           778,718
Maryland Health & Higher Educational Facilities Authority Rev.
(Johns Hopkins Medical Institutions), "A", 5%, 2037                                                     750,000           788,528
Maryland Health & Higher Educational Facilities Authority Rev. (Lifebridge Health),
"A", 5.125%, 2034                                                                                     1,000,000         1,034,460
Maryland Health & Higher Educational Facilities Authority Rev. (Medlantic/Helix Issue),
"B", AMBAC, 5.25%, 2038                                                                               1,500,000         1,748,775
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health),
5.5%, 2033                                                                                              800,000           848,096
Maryland Health & Higher Educational Facilities Authority Rev. (North Arundel Hospital),
6.5%, 2010 (c)                                                                                          500,000           555,420
Maryland Health & Higher Educational Facilities Authority Rev. (Suburban Hospital),
"A", 5.5%, 2016                                                                                       1,000,000         1,092,000
Maryland Health & Higher Educational Facilities Authority Rev.
(Union Hospital of Cecil County Issue), 5.625%, 2032                                                  1,000,000         1,060,440
Maryland Health & Higher Educational Facilities Authority Rev.
(Union Hospital of Cecil County Issue), 5%, 2035                                                        500,000           519,335
Maryland Health & Higher Educational Facilities Authority Rev.
(University of Maryland Medical Systems), 6.625%, 2010 (c)                                            1,000,000         1,100,030
Maryland Health & Higher Educational Facilities Authority Rev.
(University of Maryland Medical Systems), "B", AMBAC, 5%, 2024                                        1,000,000         1,060,950
Maryland Health & Higher Educational Facilities Authority Rev.
(Upper Chesapeake Hospital), "A", FSA, 5.5%, 2020                                                     2,000,000         2,066,480
Maryland Health & Higher Educational Facilities Rev. (Helix Health Issue),
AMBAC, ETM, 5%, 2027 (c)                                                                              1,000,000         1,100,970
Maryland Industrial Development Authority, Economic Development Rev.,
RIBS, FSA, 8.177%, 2022 (v)                                                                           1,400,000         1,827,728
Montgomery County, MD, Economic Development (Trinity Healthcare Group), 5.125%, 2022                    500,000           523,110
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 25,655,359
---------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Long Term Care - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher & Higher Educational Facilities Authority Rev. (Edenwald),
"A", 5.4%, 2037                                                                                      $  200,000      $    204,724
Maryland Health & Higher Educational Facilities Authority Rev. (Bradford Oaks Nursing
& Rehabilitation Center), 6.375%, 2027                                                                1,000,000         1,009,720
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Ridge), "A", 6%, 2035             150,000           159,456
Westminster, MD, Economic Development Rev. (Carroll Lutheran Village), "A", 6.25%, 2034                 400,000           420,904
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,794,804
---------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Chemicals - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Baltimore, MD, Port Facilities Rev., Consolidated Coal Sales, "B", 6.5%, 2011                        $1,500,000      $  1,564,260
---------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Environmental Services - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Maryland Economic Development Corp., "A", 5%, 2031                                                   $  300,000      $    295,842
Northeast Maryland Waste Disposal Authority Resources Recovery Rev.
(Baltimore Resco Retrofit Project), 5%, 2012                                                            690,000           702,123
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    997,965
---------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Other - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Refinery),
5.875%, 2022                                                                                         $  375,000      $    408,705
---------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue - Entertainment & Tourism - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Maryland Industrial Development Authority Economic Development (Baltimore Aquarium Project),
5.2%, 2026                                                                                           $1,000,000      $  1,055,840
---------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue - Other - 3.0%
---------------------------------------------------------------------------------------------------------------------------------
Baltimore, MD, Convention Center Hotel Rev., "B", 5.875%, 2039                                       $  300,000      $    319,212
Harford County MD, Economic Development Rev. (Battelle Memorial Institute Project), 5.25%, 2034       1,600,000         1,693,312
Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax Rev., "B", 5%, 2031          2,000,000         2,076,440
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,088,964
---------------------------------------------------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 4.7%
---------------------------------------------------------------------------------------------------------------------------------
Baltimore, MD, City Housing Corp. Rev., FHA, 7.75%, 2009                                             $  320,000      $    320,045
Maryland Community Development Administration (Waters Landing II Apartments), "A", GNMA,
5.875%, 2033                                                                                          1,500,000         1,580,715
Maryland Community Development Administration, "A", 5%, 2034                                            910,000           925,971
Maryland Community Development Administration, "A", 5.1%, 2044                                          970,000           986,956
Maryland Community Development Administration, "A", 5.05%, 2047                                       1,000,000         1,019,160
Maryland Community Development Administration, "B", 5%, 2039                                            500,000           509,900
Maryland Community Development Administration, "D", 5%, 2032                                          1,000,000         1,013,630
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  6,356,377
---------------------------------------------------------------------------------------------------------------------------------
Parking - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev.
(Johns Hopkins Medical Institutions), AMBAC, 5%, 2034                                                $1,500,000      $  1,577,505
---------------------------------------------------------------------------------------------------------------------------------
Single Family Housing - Local - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Prince George's County, MD, Housing Single Family Collateral, "A", 7.4%, 2032                        $   30,000      $     30,584
Prince George's County, MD, Housing Single Family Collateral, "A", GNMA, 5.6%, 2034                      60,000            60,130
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $     90,714
---------------------------------------------------------------------------------------------------------------------------------
Single Family Housing - State - 4.4%
---------------------------------------------------------------------------------------------------------------------------------
Maryland Community Development Administration Housing, "A", 5.875%, 2016                             $1,155,000      $  1,181,230
Maryland Community Development Administration Residential, "B", 4.75%, 2019                             680,000           692,002
Maryland Community Development Administration, "I", 6%, 2041                                          1,000,000         1,082,100
Maryland Community Development Administration, Department of Housing & Community
Development, "L", 4.95%, 2038                                                                         1,000,000         1,009,320
Montgomery County, MD, Housing Opportunities Commission (Single Family Mortgage Rev.),
"B", 4.55%, 2026                                                                                      1,505,000         1,499,070
Puerto Rico Housing Finance Authority Home Mortgage Rev., Mortgage Backed Securities,
"A", 4.75%, 2023                                                                                        180,000           180,031
Puerto Rico Housing Finance Authority Mortgage Backed Securities, "A", 4.375%, 2017                     300,000           302,157
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,945,910
---------------------------------------------------------------------------------------------------------------------------------
State & Agency - Other - 2.4%
---------------------------------------------------------------------------------------------------------------------------------
Howard County, MD, COP, 8%, 2019                                                                     $  805,000      $  1,135,308
Howard County, MD, COP, 8%, 2019                                                                        385,000           542,973
Howard County, MD, COP, 8%, 2019                                                                        680,000           959,018
Howard County, MD, COP, 8.15%, 2021                                                                     450,000           653,139
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,290,438
---------------------------------------------------------------------------------------------------------------------------------
State & Local Agencies - 4.6%
---------------------------------------------------------------------------------------------------------------------------------
Maryland Stadium Authority, Lease Rev. (Convention Center Expansion), AMBAC, 5.875%, 2012            $1,000,000      $  1,004,230
Prince George's County, MD, Lease Development Authority Rev., MBIA, 0%, 2009                          1,500,000         1,351,230
Puerto Rico Public Finance Corp., Commonwealth Appropriation, "E", 5.7%, 2010 (c)                     1,235,000         1,317,918
Puerto Rico Public Finance Corp., RITES, AMBAC, 6.825%, 2013 (v)(z)                                     500,000           604,830
Puerto Rico Public Finance Corp., RITES, AMBAC, 6.825%, 2016 (v)(z)                                   1,520,000         1,919,669
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  6,197,877
---------------------------------------------------------------------------------------------------------------------------------
Tax - Other - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "A", 5.5%, 2022                                        $1,000,000      $  1,035,150
Virgin Islands Public Finance Authority Rev., "E", 5.875%, 2018                                       1,000,000         1,048,520
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,083,670
---------------------------------------------------------------------------------------------------------------------------------
Tax Assessment - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Anne Arundel County, MD, Special Obligations (Arundel Mills Project), 5.125%, 2029                   $1,555,000      $  1,668,251
Brunswick, MD, Special Obligation (Brunswick Crossing Special Taxing), 5.5%, 2036                       250,000           254,243
Prince George's County, MD, Special Obligations (National Harbor Project), 5.2%, 2034                   500,000           509,985
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,432,479
---------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033                            $  230,000      $    237,282
Guam Economic Development Authority Tobacco Settlement, "B", 5.5%, 2041                                 400,000           410,276
Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021                                             225,000           227,367
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    874,925
---------------------------------------------------------------------------------------------------------------------------------
Transportation - Special Tax - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Maryland Department of Transportation, Port Administration Facilities Project, AMBAC,
5.25%, 2020                                                                                          $1,690,000      $  1,837,064
---------------------------------------------------------------------------------------------------------------------------------
Universities - Colleges - 11.3%
---------------------------------------------------------------------------------------------------------------------------------
Annapolis, MD, Economic Development Rev. (St. John's College), 5.5%, 2018                            $  750,000      $    771,908
Anne Arundel County, MD, Economic Development (Community College Project), 5.25%, 2028                1,600,000         1,717,296
Frederick County, MD, Educational Facilities Rev. (Mount St. Mary's College), "A", 5.7%, 2020           850,000           886,695
Maryland Health & Higher Education (College Of Art), 5%, 2030                                           750,000           774,908
Maryland Health & Higher Education (Loyola College), "A", 5%, 2040                                    1,000,000         1,029,920
Maryland Health & Higher Educational Facilities Authority Rev. (Goucher College), 5.375%, 2025          500,000           537,770
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins University),
5.625%, 2027                                                                                          1,400,000         1,439,592
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins University),
"A", 5%, 2032                                                                                         2,000,000         2,069,400
Montgomery County, MD, Rev. Authority (College Arts Center Project), "A", 5%, 2027                    1,950,000         2,067,059
Morgan State University, MD, Academic, "A", MBIA, ETM, 0%, 2008 (c)                                   1,400,000         1,316,546
Morgan State University, MD, Academic, MBIA, 6.05%, 2015                                              1,500,000         1,691,730
Westminster, MD, Educational Facilities Rev. (McDaniel College), 5.5%, 2032                           1,000,000         1,050,930
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 15,353,754
---------------------------------------------------------------------------------------------------------------------------------
Universities - Dormitories - 5.3%
---------------------------------------------------------------------------------------------------------------------------------
Maryland Economic Development Corp. (Morgan State University Project), "A", 6%, 2034                 $1,000,000      $  1,020,480
Maryland Economic Development Corp. (University of Maryland College Park Project),
AMBAC, 5%, 2019                                                                                       1,850,000         1,945,386
Maryland Economic Development Corp., Collegiate Housing (Salisbury), "A", 6%, 2019                    1,000,000         1,048,960
Maryland Economic Development Corp., Collegiate Housing Rev. (Towson University),
"A", 5.75%, 2029                                                                                      1,000,000         1,018,670
Maryland Economic Development Corp., Student Housing Rev. (University of Maryland
College Park Projects), CIFG, 5%, 2033                                                                2,120,000         2,237,872
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 7,271,368
---------------------------------------------------------------------------------------------------------------------------------
Universities - Secondary Schools - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Maryland Industrial Development Financing Authority, Economic Development Authority Rev.
(Our Lady of Good Council), "A", 6%, 2035                                                            $  400,000      $    429,200
---------------------------------------------------------------------------------------------------------------------------------
Utilities - Municipal Owned - 3.6%
---------------------------------------------------------------------------------------------------------------------------------
Guam Power Authority Rev., RITES, AMBAC, 6.565%, 2015 (v)(z)                                         $1,680,000      $  1,886,741
Puerto Rico Electric Power Authority Rev., "NN", 5.125%, 2024                                         1,500,000         1,584,240
Puerto Rico Electric Power Authority Rev., RITES, FSA, 6.558%, 2015 (v)(z)                            1,400,000         1,478,008
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,948,989
---------------------------------------------------------------------------------------------------------------------------------
Water & Sewer Utility Revenue - 5.5%
---------------------------------------------------------------------------------------------------------------------------------
Baltimore, MD, Project Rev., Refunding Water Projects, "A", FGIC, 5.125%, 2032                       $1,000,000      $  1,055,570
Baltimore, MD, Rev., LEVRRS, MBIA, 7.72%, 2020 (v)                                                    3,000,000         3,874,140
Baltimore, MD, Wastewater Rev. Project, "A", MBIA, 5.65%, 2020                                        2,000,000         2,291,372
Puerto Rico Aqueduct & Sewer Authority Rev., ETM, 10.25%, 2009 (c)                                      230,000           251,268
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  7,472,350
---------------------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $122,576,913)                                                                $130,759,727
---------------------------------------------------------------------------------------------------------------------------------

Floating Rate Demand Notes - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Bell County, TX, Health Facility Development Corp. Rev. (Scott & White Memorial Hospital),
 3.89%, due 10/02/06                                                                                 $  300,000      $    300,000
Jefferson County, AL, Sewer Rev., Warrants, "B-4", 3.78%, due 10/05/06                                  300,000           300,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 3.75%, due 10/02/06                     500,000           500,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 3.81%, due 10/02/06                     800,000           800,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), "B", 3.81%, due 10/02/06                200,000           200,000
Triborough Bridge & Tunnel Authority, NY, Rev., "F", 3.74%, due 10/05/06                                400,000           400,000
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FLOATING RATE DEMAND NOTES (IDENTIFIED COST, $2,500,000)                                                       $  2,500,000
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $125,076,913) (k)                                                                $133,259,727
---------------------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 2.0%                                                                                   2,724,945
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                                  $135,984,672
---------------------------------------------------------------------------------------------------------------------------------

SWAP AGREEMENTS AT 9/30/06

                                                                                                                    UNREALIZED
                         NOTIONAL                                    CASH FLOWS              CASH FLOWS            APPRECIATION
EXPIRATION                AMOUNT             COUNTERPARTY            TO RECEIVE                TO PAY             (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------------

INTEREST RATE SWAPS
12/01/07              USD  3,000,000        Merrill Lynch            7-Day BMA          2.795% (fixed rate)          $ 25,824
12/13/16              USD  2,000,000        Merrill Lynch            7-Day BMA          3.848% (fixed rate)           (18,126)
 3/26/17              USD  2,000,000        Goldman Sachs            7-Day BMA          3.710% (fixed rate)             5,986
 3/01/19              USD  1,500,000        Merrill Lynch            7-Day BMA          3.976% (fixed rate)           (20,911)
11/09/26              USD  1,250,000        Goldman Sachs       5.787% (fixed rate)        3-Month LIBOR               76,821
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 69,594
--------------------------------------------------------------------------------------------------------------------------------

At September 30, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

PORTFOLIO OF INVESTMENTS
9/30/06  (unaudited)
MFS(R) MASSACHUSETTS MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.4%
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                               SHARES/PAR        VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
Airport & Port Revenue - 4.3%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., "A", AMBAC, 5%, 2035                                              $2,000,000      $  2,102,480
Massachusetts Port Authority Rev., "A", FSA, 5.125%, 2017                                             1,275,000         1,339,209
Massachusetts Port Authority Rev., "A", MBIA, 5%, 2033                                                3,000,000         3,135,870
Massachusetts Port Authority Rev., "C", 6%, 2010 (c)                                                  1,000,000         1,081,980
Massachusetts Port Authority Rev., "C", 6.125%, 2010 (c)                                              1,460,000         1,585,224
Massachusetts Port Authority Rev., ETM, 13%, 2013 (c)                                                   610,000           820,871
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 10,065,634
---------------------------------------------------------------------------------------------------------------------------------
General Obligations - General Purpose - 14.1%
---------------------------------------------------------------------------------------------------------------------------------
Boston, MA, "A", 5.75%, 2010 (c)                                                                     $3,645,000      $  3,895,375
Brookline, MA, 5.375%, 2019                                                                           1,800,000         1,922,292
Commonwealth of Massachusetts, "B", 5.25%, 2028                                                       2,500,000         2,872,550
Commonwealth of Massachusetts, "B", FGIC, ETM, 7%, 2009 (c)                                           1,150,000         1,213,158
Greater Lawrence, MA, Sanitation District, MBIA, 5.625%, 2010 (c)                                     1,640,000         1,771,840
Lynn, MA, AMBAC, 5.125%, 2018                                                                         3,690,000         3,859,076
Massachusetts Consolidated Loan, "A", 6%, 2010 (c)                                                    3,000,000         3,246,270
Massachusetts Consolidated Loan, "B", 5.75%, 2010 (c)                                                 1,000,000         1,075,160
Massachusetts Consolidated Loan, "C", 5.875%, 2009 (c)                                                1,000,000         1,070,690
Massachusetts Consolidated Loan, "C", 5.75%, 2010 (c)                                                 1,500,000         1,619,490
Middleborough, MA, FGIC, 5.6%, 2010 (c)                                                                  75,000            80,410
Puerto Rico Commonwealth, Public Improvement, "A", 5.25%, 2030                                        1,000,000         1,067,500
Salisbury, MA, MBIA, 5.25%, 2031                                                                      2,790,000         3,004,328
Sutton, MA, MBIA, 5.5%, 2017                                                                          1,000,000         1,066,910
Sutton, MA, MBIA, 5.5%, 2019                                                                          1,000,000         1,064,200
Westford, MA, FGIC, 5.25%, 2020                                                                       2,250,000         2,401,358
Weymouth, MA, MBIA, 5.375%, 2020                                                                      1,250,000         1,337,025
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 32,567,632
---------------------------------------------------------------------------------------------------------------------------------
General Obligations - Improvement - 5.5%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Bay Transportation Authority, RITES, 8.389%, 2016 (z)(v)                               $4,835,000      $  6,285,113
Massachusetts Bay Transportation Authority, Unrefunded Balance, "A", 5.75%, 2018                        320,000           342,938
Maynard, MA, MBIA, 5.5%, 2021                                                                         1,000,000         1,102,010
Springfield, MA, FSA, 6.25%, 2009 (c)                                                                 1,600,000         1,737,408
Worcester, MA, "A", FSA, 6%, 2010                                                                     2,955,000         3,217,936
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 12,685,405
---------------------------------------------------------------------------------------------------------------------------------
General Obligations - Schools - 5.0%
---------------------------------------------------------------------------------------------------------------------------------
Belmont, MA, 5%, 2015                                                                                $2,165,000      $  2,184,442
Dudley-Charlton, MA, Regional School District, RITES, FGIC, 6.545%, 2011 (z)(v)                       1,365,000         1,674,937
Dudley-Charlton, MA, Regional School District, RITES, FGIC, 6.545%, 2012 (z)(v)                       1,430,000         1,773,457
Dudley-Charlton, MA, Regional School District, RITES, FGIC, 6.545%, 2014 (z)(v)                       1,565,000         1,964,951
Narragansett, MA, Regional School District, AMBAC, 6%, 2019                                           1,720,000         1,870,380
Tantasquama, MA, Regional School District, FSA, 5.375%, 2010 (c)                                      2,000,000         2,148,820
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 11,616,987
---------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Hospitals - 11.2%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Massachusetts Biomedical Research),
"C", 6.375%, 2016                                                                                    $   50,000      $     54,562
Massachusetts Health & Educational Facilities Authority Rev. (Baystate Medical Center),
"F", 5.75%, 2033                                                                                      2,000,000         2,131,360
Massachusetts Health & Educational Facilities Authority Rev. (Berkshire Health Systems),
"E", 6.25%, 2031                                                                                      1,350,000         1,447,861
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), "B", 6.5%, 2012         500,000           543,695
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), "B", 6.25%, 2022         20,000            21,696
Massachusetts Health & Educational Facilities Authority Rev. (Catholic Health East Issue),
5.5%, 2032                                                                                            1,575,000         1,672,114
Massachusetts Health & Educational Facilities Authority Rev. (Covenant Health Systems, Inc.),
6.5%, 2017                                                                                               75,000            83,750
Massachusetts Health & Educational Facilities Authority Rev. (Covenant Health Systems, Inc.),
6%, 2031                                                                                              1,000,000         1,092,360
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), "D",
5.25%, 2018                                                                                           1,330,000         1,345,960
Massachusetts Health & Educational Facilities Authority Rev. (Milford-Whitinsville Hospital),
"D", 6.35%, 2032                                                                                         50,000            53,697
Massachusetts Health & Educational Facilities Authority Rev.
(Milford-Whitinsville Regional Hospital), "C", 5.25%, 2018                                            1,500,000         1,516,770
Massachusetts Health & Educational Facilities Authority Rev. (Milton Hospital), "C", 5.5%, 2016         800,000           826,232
Massachusetts Health & Educational Facilities Authority Rev. (New England Medical Center
Hospital), "H", FGIC, 5.375%, 2018                                                                    1,000,000         1,082,590
Massachusetts Health & Educational Facilities Authority Rev. (New England Medical Center
Hospital), "H", FGIC, 5.375%, 2019                                                                      815,000           881,447
Massachusetts Health & Educational Facilities Authority Rev. (New England Medical Center
Hospital), "H", FGIC, 5%, 2025                                                                        1,135,000         1,187,448
Massachusetts Health & Educational Facilities Authority Rev. (Newton  Wellesley Hospital),
"G", MBIA, 6.125%, 2015                                                                               1,000,000         1,037,120
Massachusetts Health & Educational Facilities Authority Rev. (North Adams Regional Hospital),
"C", 6.625%, 2018                                                                                       475,000           486,462
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare Systems),
"A", MBIA, 5.375%, 2018                                                                               2,000,000         2,043,180
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare Systems),
"C", 5.75%, 2021                                                                                        100,000           108,719
Massachusetts Health & Educational Facilities Authority Rev. (South Shore Hospital),
"F", 5.625%, 2019                                                                                     2,000,000         2,110,480
Massachusetts Health & Educational Facilities Authority Rev. (University of Massachusetts
Memorial Hospital), "C", 6.5%, 2021                                                                   1,000,000         1,098,780
Massachusetts Health & Educational Facilities Authority Rev. (University of Massachusetts
Memorial Hospital), "D", 5%, 2033                                                                       500,000           507,035
Massachusetts Industrial Finance Agency Rev., Capital Appreciation (Massachusetts Biomedical
Research), "A", 0%, 2010                                                                              5,300,000         4,531,129
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 25,864,447
---------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Long Term Care - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Boston, MA, Industrial Development Finance Authority Rev. (Alzheimer's Center Project),
FHA, 5.5%, 2012                                                                                      $   85,000      $     85,114
Massachusetts Development Finance Agency Rev., First Mortgage (Loomis Communities Project),
"A", 6.9%, 2032                                                                                         530,000           582,905
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    668,019
---------------------------------------------------------------------------------------------------------------------------------
Human Services - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Learning Center for Deaf
Children), "C", 6.1%, 2019                                                                           $1,000,000      $  1,023,850
---------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Airlines - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev. (U.S. Airways Project), MBIA, 5.875%, 2016                         $1,900,000      $  2,006,229
Massachusetts Port Authority Rev., Special Facilities (U.S. Airways Project),
"A", MBIA, 5.625%, 2011                                                                               1,140,000         1,164,316
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,170,545
---------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Environmental Services - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Waste Management, Inc. Project), 5.5%, 2027           $  750,000      $    800,640
Massachusetts Development Finance Agency Rev. (Waste Management, Inc.), "B", 6.9%, 2029               1,000,000         1,080,550
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,881,190
---------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Other - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev., Resource Recovery (Fluor Corp.), 5.625%, 2019         $1,675,000      $  1,755,249
Massachusetts Industrial Finance Agency Rev. (Welch Foods, Inc.), 5.6%, 2017                          2,100,000         2,175,474
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Refinery),
5.875%, 2022                                                                                            595,000           648,479
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,579,202
---------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue - Other - 2.4%
---------------------------------------------------------------------------------------------------------------------------------
Martha's Vineyard, MA, Land Bank Rev., AMBAC, 5%, 2029                                               $  785,000      $    826,927
Martha's Vineyard, MA, Land Bank Rev., AMBAC, 5%, 2034                                                1,365,000         1,430,670
Massachusetts Development Finance Agency Rev. (WGBH Educational Foundation),
"A", AMBAC, 5.375%, 2012 (c)                                                                          3,000,000         3,278,520
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,536,117
---------------------------------------------------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 5.4%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Credit Housing-Chelsea Homes),
"I-A", LOC, 5%, 2024                                                                                 $1,185,000      $  1,200,026
Massachusetts Development Finance Agency Rev. (Morville House Apartments),
"A", LOC, 4.95%, 2023                                                                                 2,500,000         2,527,875
Massachusetts Housing Finance Agency Rev., "A", 5%, 2028                                              1,000,000         1,022,150
Massachusetts Housing Finance Agency Rev., "E", 5%, 2028                                              1,000,000         1,026,960
Massachusetts Housing Finance Agency Rev., "F", 5.125%, 2034                                            720,000           740,844
Massachusetts Housing Finance Agency Rev., "P", 5%, 2023                                              1,240,000         1,274,534
Massachusetts Housing Finance Agency Rev., "P", 5.1%, 2033                                            1,565,000         1,600,791
Massachusetts Housing Finance Agency Rev., "P", 5.2%, 2045                                            1,445,000         1,476,689
Massachusetts Housing Finance Agency Rev., Rental Mortgage, "A", AMBAC, 5.7%, 2020                    1,475,000         1,514,456
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 12,384,325
---------------------------------------------------------------------------------------------------------------------------------
Parking - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Rail Connections, Inc., Massachusetts Rev. (Route 128 Parking Garage), "A", 6%, 2009 (c)             $  450,000      $    487,075
Rail Connections, Inc., Massachusetts Rev. (Route 128 Parking Garage), "A", 6%, 2009 (c)                500,000           541,195
Rail Connections, Inc., Massachusetts Rev. (Route 128 Parking Garage), "A", 6%, 2009 (c)                250,000           270,597
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,298,867
---------------------------------------------------------------------------------------------------------------------------------
Sales & Excise Tax Revenue - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Route 3 North Transit Improvement Associates Rev., MBIA, 5.625%, 2010 (c)                            $1,500,000      $  1,607,400
---------------------------------------------------------------------------------------------------------------------------------
Single Family Housing - State - 2.4%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Housing Finance Agency, Single Family Housing Rev., "102", 5%, 2029                    $1,500,000      $  1,524,525
Massachusetts Housing Finance Agency, Single Family Housing Rev., "118", 4.75%, 2030                  1,500,000         1,508,985
Massachusetts Housing Finance Agency, Single Family Housing Rev., "122", 4.85%, 2031                  2,000,000         2,035,840
Massachusetts Housing Finance Agency, Single Family Housing Rev., "91", 5.5%, 2031                      565,000           566,458
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,635,808
---------------------------------------------------------------------------------------------------------------------------------
Solid Waste Revenue - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Ogden Haverhill Associates), "A", 6.7%, 2014          $  600,000      $    654,978
Massachusetts Industrial Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates),
"A", 5.5%, 2013                                                                                          25,000            26,136
Massachusetts Industrial Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates),
"A", 5.6%, 2019                                                                                       1,925,000         2,003,752
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,684,866
---------------------------------------------------------------------------------------------------------------------------------
State & Agency - Other - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Visual & Performing Arts Project), 6%, 2015           $1,235,000      $  1,428,994
---------------------------------------------------------------------------------------------------------------------------------
State & Local Agencies - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., RITES, AMBAC, 6.825%, 2016 (z)(v)                                  $2,500,000      $  3,157,350
University of Massachusetts, Building Authority Project Rev., "2", AMBAC, 5.5%, 2010                  1,400,000         1,503,236
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,660,586
---------------------------------------------------------------------------------------------------------------------------------
Student Loan Revenue - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Educational Financing Authority, Education Loan Rev., "E", AMBAC, 5%, 2015             $   90,000      $     92,370
Massachusetts Educational Financing Authority, Education Loan Rev., "Issue E", AMBAC,
5.3%, 2016                                                                                            1,490,000         1,523,823
Massachusetts Educational Financing Authority, Education Loan Rev., "Issue G",
"A", MBIA, 6.05%, 2017                                                                                   50,000            51,365
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,667,558
---------------------------------------------------------------------------------------------------------------------------------
Tax - Other - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "A", 5.5%, 2022                                        $2,950,000      $  3,053,693
Virgin Islands Public Finance Authority Rev., "E", 5.875%, 2018                                       1,420,000         1,488,898
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,542,591
---------------------------------------------------------------------------------------------------------------------------------
Tax Assessment - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Bay Transportation Authority Rev., "A", 5%, 2014 (c)                                   $3,500,000      $  3,813,495
Massachusetts Bay Transportation Authority, Unfunded Balance, "A", 5.25%, 2030                          615,000           645,356
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,458,851
---------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033                            $  665,000      $    686,054
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.5%, 2039                                 400,000           414,108
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, "A", 0%, 2050                            2,000,000           133,340
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,233,502
---------------------------------------------------------------------------------------------------------------------------------
Universities - Colleges - 20.1%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts College Building Authority Project Rev., "A", XLCA, 5.25%, 2023                        $1,000,000      $  1,069,820
Massachusetts College Building Authority Project Rev., "A", XLCA, 5%, 2043                            2,110,000         2,183,977
Massachusetts Development Finance Agency Rev. (Boston University), XLCA, 6%, 2059                     1,500,000         1,847,025
Massachusetts Development Finance Agency Rev. (Clark University), XLCA, 5.125%, 2025                  1,500,000         1,605,330
Massachusetts Development Finance Agency Rev. (Curry College), "A", ACA, 5%, 2036                     1,000,000         1,024,850
Massachusetts Development Finance Agency Rev. (Hampshire College), 5.7%, 2034                         1,000,000         1,063,930
Massachusetts Development Finance Agency Rev. (Massachusetts College of Pharmacy),
"B", 6.625%, 2010 (c)                                                                                    50,000            55,127
Massachusetts Development Finance Agency Rev. (Massachusetts College of Pharmacy),
"C", 5.75%, 2033                                                                                      1,000,000         1,070,290
Massachusetts Development Finance Agency Rev. (Mount Holyoke College), 5.125%, 2021                   1,000,000         1,052,950
Massachusetts Development Finance Agency Rev. (Olin College), "B", XLCA, 5.25%, 2033                  3,000,000         3,197,580
Massachusetts Development Finance Agency Rev. (Suffolk University), 5.75%, 2009 (c)                   1,000,000         1,064,120
Massachusetts Development Finance Agency Rev. (Suffolk University), 5.85%, 2009 (c)                   1,000,000         1,066,710
Massachusetts Development Finance Agency Rev. (Western New England College), 6.125%, 2012 (c)         1,115,000         1,272,182
Massachusetts Development Finance Agency Rev. Higher Education (Smith College), 5.5%, 2010 (c)        1,210,000         1,302,964
Massachusetts Health & Educational Facilities Authority Rev. (Boston College),
"K", 5.25%, 2023                                                                                      4,350,000         4,352,305
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College),
"D", AMBAC, 6.05%, 2010 (c)                                                                           1,745,000         1,921,873
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College),
"F", FGIC, 5%, 2023                                                                                     500,000           529,920
Massachusetts Health & Educational Facilities Authority Rev.(University of Massachusetts
Worcester Campus), "B", FGIC, 5.125%, 2019                                                            1,780,000         1,893,813
Massachusetts Health & Educational Facilities Authority Rev. (University of Massachusetts),
"A", FGIC, 5.75%, 2010 (c)                                                                            2,395,000         2,611,245
Massachusetts Health & Educational Facilities Authority Rev. (University of Massachusetts),
"A", FGIC, 5.85%, 2010 (c)                                                                            1,200,000         1,312,776
Massachusetts Health & Educational Facilities Authority Rev. (University of Massachusetts),
"C", MBIA, 5.25%, 2031                                                                                3,000,000         3,211,230
Massachusetts Health & Educational Facilities Authority Rev. (University of Massachusetts),
"D", FGIC, 5%, 2029                                                                                   1,500,000         1,581,795
Massachusetts Health & Educational Facilities Authority Rev. (Wellesley College), 5%, 2033            1,000,000         1,045,290
Massachusetts Health & Educational Facilities Authority Rev. (Wheelock College),
"B", MBIA, 5.5%, 2021                                                                                 3,275,000         3,486,892
Massachusetts Health & Educational Facilities Authority Rev. (Williams College), "H", 5%, 2028        1,000,000         1,052,480
Massachusetts Health & Educational Facilitites Authority Rev. (University of Massachusetts),
"A", FGIC, 5.625%, 2010 (c)                                                                           2,170,000         2,355,904
Massachusetts Industrial Finance Agency Rev. (Brandeis University), "C", MBIA, 0%,  2009              1,000,000           890,870
Massachusetts Industrial Finance Agency Rev. (Brandeis University), "C", MBIA, 0%, 2010               1,000,000           855,110
Massachusetts Industrial Finance Agency Rev. (Brandeis University), "C", MBIA, 0%, 2011                 500,000           410,710
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 46,389,068
---------------------------------------------------------------------------------------------------------------------------------
Universities - Secondary Schools - 4.7%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Deerfield Academy), "A", 5%, 2028                     $1,000,000      $  1,050,840
Massachusetts Development Finance Agency Rev. (Williston Northampton School), 6.5%, 2008 (c)          1,300,000         1,396,304
Massachusetts Development Finance Agency Rev. (Xaverian Brothers High School), 5.55%, 2019            1,000,000         1,047,180
Massachusetts Development Finance Agency Rev. (Xaverian Brothers High School), 5.65%, 2029            1,000,000         1,039,700
Massachusetts Development Finance Agency Rev. (Middlesex School), 5.125%, 2023                          500,000           533,955
Massachusetts Industrial Finance Agency Rev. (Belmont Hill School), 5.625%, 2020                      1,150,000         1,202,624
Massachusetts Industrial Finance Agency Rev. (Concord Academy), 5.5%, 2027                            2,000,000         2,070,300
Massachusetts Industrial Finance Agency Rev. (Dana Hall School), 5.9%, 2007 (c)                       1,340,000         1,388,669
Massachusetts Industrial Finance Agency Rev. (Tabor Academy), 5.4%, 2018                              1,000,000         1,052,950
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 10,782,522
---------------------------------------------------------------------------------------------------------------------------------
Utilities - Investor Owned - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Dominion Energy Brayton Point), 5%, 2036              $2,000,000      $  2,072,260
---------------------------------------------------------------------------------------------------------------------------------
Utilities - Municipal Owned - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Devens Electric Systems), 5.625%, 2016                $  725,000      $    773,640
---------------------------------------------------------------------------------------------------------------------------------
Water & Sewer Utility Revenue - 6.0%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Water Pollution Abatement Trust Rev. (MWRA Program), "A", 5%, 2032                     $1,510,000      $  1,575,730
Massachusetts Water Pollution Abatement Trust Rev. (Pool Program Bonds), "10", 5%, 2029               1,000,000         1,052,830
Massachusetts Water Pollution Abatement Trust Rev. (Pool Program Bonds), "10", 5%, 2034               1,000,000         1,046,711
Massachusetts Water Pollution Abatement Trust Rev., Series "5", 5.75%, 2009 (c)                         975,000         1,041,758
Massachusetts Water Pollution Abatement Trust Rev., Unrefunded Balance, "5", 5.75%, 2017                 25,000            26,649
Massachusetts Water Resources Authority, General, Rev., "A", MBIA, 5%, 2028                             800,000           858,768
Massachusetts Water Resources Authority, General, Rev., "A", FGIC, 6%, 2010 (c)                       1,000,000         1,094,090
Massachusetts Water Resources Authority, General, Rev., "J", FSA, 5%, 2023                              500,000           524,665
Massachusetts Water Resources Authority, RITES, FGIC, 8.939%, 2019 (z)(v)                             4,010,000         5,653,298
Springfield, MA, Water & Sewer Commission, General, Rev., "A", AMBAC, 5%, 2021                        1,000,000         1,059,340
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 13,933,839
---------------------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $210,134,064)                                                                $225,213,705
---------------------------------------------------------------------------------------------------------------------------------

Floating Rate Demand Notes - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Bell County, TX, Health Facility Development Corp. Rev. (Scott & White Memorial Hospital),
3.55%, due 10/11/06                                                                                  $  200,000      $    200,000
Jefferson County, AL, Sewer Rev., Capital Improvement Warrants Rev., "A", 3.38%, due 10/05/06           100,000           100,000
Jefferson County, AL, Sewer Rev., Warrants Rev., "B-4", 3.38%, due 10/05/06                             100,000           100,000
Philadelphia, PA, Hospitals & Higher Educational Facilities Authority Rev. (Children's Hospital
Project), "C", 3.54%, due 10/11/06                                                                    1,000,000         1,000,000
Pinellas County, FL, Health Facilities Authority Rev. (Pooled Hospital Loan Program),
3.5%, due 10/11/06                                                                                      800,000           800,000
Triborough Bridge & Tunnel Authority, NY, Rev., "F", 3.32%, due 10/05/06                                300,000           300,000
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FLOATING RATE DEMAND NOTES (IDENTIFIED COST, $2,500,000)                                                       $  2,500,000
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $212,634,064) (k)                                                                $227,713,705
---------------------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 1.5%                                                                                   3,391,606
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                                  $231,105,311
---------------------------------------------------------------------------------------------------------------------------------

SWAP AGREEMENTS AT 9/30/06

                                                                                                                    UNREALIZED
                         NOTIONAL                                    CASH FLOWS              CASH FLOWS            APPRECIATION
EXPIRATION                AMOUNT             COUNTERPARTY            TO RECEIVE                TO PAY             (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------------

INTEREST RATE SWAPS
12/01/07              USD  5,000,000        Merrill Lynch            7-Day BMA          2.795% (fixed rate)          $ 43,041
12/15/16              USD  2,500,000        Merrill Lynch            7-Day BMA          4.108% (fixed rate)           (72,420)
11/09/26              USD  2,250,000        Goldman Sachs       5.787% (fixed rate)        3-Month LIBOR              138,278
11/16/26              USD  2,500,000        Merrill Lynch       5.856% (fixed rate)        3-Month LIBOR              173,667
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $282,566
--------------------------------------------------------------------------------------------------------------------------------

At September 30, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

The following abbreviations are used in this report and are defined:

    BMA           Bond Market Assn.
    COP           Certificate of Participation
    ETM           Escrowed to Maturity
    LIBOR         London Interbank Offered Rate
    LOC           Letter of Credit

    Insurers                                                             Inverse Floaters
    ----------------------------------------------------------------------------------------------------------------------------
    ACA           ACA Financial Guaranty Corp.                           LEVRRS    Leveraged Reverse Rate Security
    AMBAC         AMBAC Indemnity Corp.                                  RIBS      Residual Interest Bonds
    ASST GTY      Assured Guaranty Insurance Co.                         RITES     Residual Interest Tax-Exempt Security
    CHFC          California Health Facilities Construction Program      ROLS      Reset Option Longs
    CIFG          CIFG IXIS Financial Guaranty
    FGIC          Financial Guaranty Insurance Co.
    FHA           Federal Housing Administration
    FNMA          Federal National Mortgage Assn.
    FSA           Financial Security Assurance, Inc.
    GNMA          Government National Mortgage Assn.
    MBIA          MBIA Insurance Corp.
    XLCA          XL Capital Insurance Co.

Portfolio Footnotes:

(c) Refunded bond.
(d) Non-income producing security - in default.
(k) As of September 30, 2006, the following funds held securities fair valued in accordance with the policies adopted by the
    Board of Trustees. All of these security values were provided by an independent pricing service using an evaluated bid.

    FUND                            MARKET VALUE              % OF MARKET VALUE
    ---------------------------------------------------------------------------
    Alabama Fund                    $ 83,430,927                    98.82%
    Arkansas Fund                    129,506,918                    99.16%
    California Fund                  379,863,386                    98.93%
    Florida Fund                      79,446,264                    99.19%
    Georgia Fund                      59,048,164                    98.99%
    Maryland Fund                    130,759,727                    98.12%
    Massachusetts Fund               225,213,705                    98.90%

(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $177,984, representing 0.2%, of net assets for the Florida Fund.
(v) Inverse floating rate security.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The funds h old the following restricted securities:

                                                                               ACQUISITION  ACQUISITION     CURRENT       TOTAL %
FUND           DESCRIPTION                                                         DATE         COST     MARKET VALUE  OF NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------

Alabama        Guam Power Authority Rev., RITES, AMBAC, 6.565%, 2013             5/20/1999   $  536,360   $   561,530
Fund           Guam Power Authority Rev., RITES, AMBAC, 6.065%, 2018             5/20/1999    4,376,790     4,883,040
               Puerto Rico Municipal Finance Agency, RITES, FSA, 7.099%, 2017     1/6/2000      469,080       563,200
               Puerto Rico Public Finance Corp., RITES, AMBAC, 6.825%, 2013      9/30/1999      509,110       604,830
               Puerto Rico Public Finance Corp., RITES, AMBAC, 6.825%, 2016      3/31/1999      569,030       631,470
-------------------------------------------------------------------------------------------------------------------------------
               Total Restricted Securities                                                                $ 7,244,070      8.4%
                                                                                                          ===========      ====

Arkansas       Commonwealth of Puerto Rico, Infrastructure, RITES, ETM,
Fund           7.094%, 2019                                                      10/5/2000   $1,282,225   $ 1,436,200
               Commonwealth of Puerto Rico, RITES, MBIA, 7.594%, 2020            3/30/2000    3,067,320     3,449,640
               Puerto Rico Municipal Finance Agency, RITES, FSA, 7.099%, 2017     1/6/2000      689,548       827,903
               Puerto Rico Municipal Finance Agency, RITES, FSA, 7.099%, 2018     1/6/2000    3,006,835     3,660,800
-------------------------------------------------------------------------------------------------------------------------------
               Total Restricted Securities                                                                $ 9,374,543      7.0%
                                                                                                          ===========      ====

California     Commonwealth of Puerto Rico, ROLS, Series II R 124B, XLCA,
Fund           7.483%, 2017                                                     10/22/2001   $1,816,140   $ 1,934,790
               Commonwealth of Puerto Rico, ROLS, Series II R 184C, FGIC,
               7.553%, 2016                                                       8/5/2002    4,269,738     4,240,698
               Los Angeles, CA, RITES, 6.535%, 2014                              7/20/1999    5,672,548     6,622,747
               Los Angeles, CA, Union School District, RITES, FSA, 6.535%, 2011   3/4/2003    5,808,100     5,829,900
               Southern California Metropolitan Water District Rev., RITES,
               7.545%, 2013                                                       5/7/2001    5,819,300     6,534,700
               State of California, RITES, "B", 7.525%, 2017                      1/3/2000    1,230,275     1,441,425
               University of California Rev., RITES, MBIA, 6.285%, 2016          5/21/1999    5,783,273     5,988,881
-------------------------------------------------------------------------------------------------------------------------------
               Total Restricted Securities                                                                $32,593,141      8.3%
                                                                                                          ===========      ====

Florida        Commonwealth of Puerto Rico, Highway & Transportation, ROLS
Fund           (Railroad II R 227-1), MBIA, 7.553%, 2020                         4/25/2003   $3,282,600   $ 3,292,400
               Commonwealth of Puerto Rico, RITES, MBIA, 7.594%, 2019            3/30/2000    1,030,240     1,149,880
               State of Florida, RITES, 6.025%, 2017                              4/9/1999    3,042,840     3,261,900
-------------------------------------------------------------------------------------------------------------------------------
               Total Restricted Securities                                                                $ 7,704,180      9.4%
                                                                                                          ===========      ====

Georgia        Atlanta, GA, Water & Wastewater Rev., RITES, FGIC, 7.025%, 2016   4/20/1999   $4,668,400   $ 5,050,640
Fund           Puerto Rico Municipal Finance Agency, RITES, FSA, 8.107%, 2016     1/6/2000      519,760       576,540
-------------------------------------------------------------------------------------------------------------------------------
               Total Restricted Securities                                                                $ 5,627,180      9.3%
                                                                                                          ===========      ====

Maryland       Guam Power Authority Rev., RITES, AMBAC, 6.565%, 2015             5/20/1999   $1,760,909   $ 1,886,741
Fund           Puerto Rico Electric Power Authority Rev., RITES, FSA,
               6.558%, 2015                                                      9/16/1999    1,367,100     1,478,008
               Puerto Rico Municipal Finance Agency, RITES, FSA, 7.099%, 2018     1/6/2000      905,080     1,126,400
               Puerto Rico Public Finance Corp., RITES, AMBAC, 6.825%, 2013      9/30/1999      509,110       604,830
               Puerto Rico Public Finance Corp., RITES, AMBAC, 6.825%, 2016      3/31/1999    1,729,851     1,919,669
-------------------------------------------------------------------------------------------------------------------------------
               Total Restricted Securities                                                                $ 7,015,648      5.2%
                                                                                                          ===========      ====

Massachusetts  Dudley-Charlton, MA, Regional School District, RITES, FGIC,
Fund           6.545%, 2011                                                       5/5/1999   $1,501,582   $ 1,674,937
               Dudley-Charlton, MA, Regional School District, RITES, FGIC,
               6.545%, 2012                                                       5/5/1999    1,558,414     1,773,457
               Dudley-Charlton, MA, Regional School District, RITES, FGIC,
               6.545%, 2014                                                       5/5/1999    1,687,884     1,964,951
               Massachusetts Bay Transportation Authority, RITES, 8.389%, 2016   4/19/2000    5,484,534     6,285,113
               Massachusetts Water Resources Authority, RITES, FGIC,
               8.939%, 2019                                                      3/16/2000    4,742,707     5,653,298
               Puerto Rico Public Finance Corp., RITES, AMBAC, 6.825%, 2016      3/31/1999    2,845,150     3,157,350
-------------------------------------------------------------------------------------------------------------------------------
               Total Restricted Securities                                                                $20,509,106      8.9%
                                                                                                          ===========      ====

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements
STATEMENTS OF ASSETS AND LIABILITIES
At 9/30/06  (unaudited)

These statements represent each fund's balance sheet, which details the assets and liabilities comprising the total value of each fund.

                                                                        ALABAMA        ARKANSAS      CALIFORNIA        FLORIDA
                                                                           FUND            FUND            FUND           FUND

ASSETS
------------------------------------------------------------------------------------------------------------------------------
Investments -
  Identified cost                                                   $79,844,401    $122,523,961    $361,008,594    $75,854,847
  Unrealized appreciation (depreciation)                              4,586,526       8,082,957      22,954,792      4,241,417
------------------------------------------------------------------------------------------------------------------------------
Total investments, at value                                         $84,430,927    $130,606,918    $383,963,386    $80,096,264
Cash                                                                     96,016          68,572          80,188         15,427
Receivable for investments sold                                         120,000       1,001,927       2,598,450        935,233
Receivable for fund shares sold                                          24,147           5,143         329,464          5,942
Interest receivable                                                   1,228,960       1,825,698       4,901,173      1,514,149
Unrealized appreciation on interest rate swaps                          184,881         222,211         307,931         20,209
Other assets                                                                354             482           1,082            322
------------------------------------------------------------------------------------------------------------------------------
Total assets                                                        $86,085,285    $133,730,951    $392,181,674    $82,587,546
------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
------------------------------------------------------------------------------------------------------------------------------
Distributions payable                                                  $126,115        $213,547        $627,048       $144,565
Payable for fund shares reacquired                                       44,660          64,949         741,046         90,552
Unrealized depreciation on interest rate swaps                               --              --         130,269        102,365
Payable to affiliates -
  Management fee                                                          2,115           3,286           9,635          2,026
  Shareholder servicing costs                                             1,895           4,260           8,954          3,224
  Distribution and service fees                                           2,508           4,694           6,874          1,183
  Administrative services fee                                               195             264             634            190
Payable for independent trustees' compensation                           11,082          10,660          21,590         10,456
Accrued expenses and other liabilities                                   39,046          42,351          86,040         44,794
------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                      $227,616        $344,011      $1,632,090       $399,355
------------------------------------------------------------------------------------------------------------------------------
Net assets                                                          $85,857,669    $133,386,940    $390,549,584    $82,188,191
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
------------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                     $80,881,936    $125,415,940    $368,942,948    $78,275,882
Unrealized appreciation (depreciation) on investments                 4,771,407       8,305,168      23,132,454      4,159,261
Accumulated net realized gain (loss) on investments                     351,648        (410,565)     (1,072,683)      (150,555)
Accumulated undistributed (distributions in excess of)
 net investment income                                                 (147,322)         76,397        (453,135)       (96,397)
------------------------------------------------------------------------------------------------------------------------------
Net assets                                                          $85,857,669    $133,386,940    $390,549,584    $82,188,191
------------------------------------------------------------------------------------------------------------------------------

Statements of Assets and Liabilities (unaudited) - continued

                                                                        ALABAMA        ARKANSAS      CALIFORNIA        FLORIDA
                                                                           FUND            FUND            FUND           FUND
Net assets
Class A                                                             $73,745,069    $123,330,196    $308,469,408    $69,627,374
Class B                                                              12,112,600      10,056,744      52,891,594     12,560,817
Class C                                                                      --              --      29,188,582             --
------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                    $85,857,669    $133,386,940    $390,549,584    $82,188,191
------------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding
Class A                                                               6,986,765      12,175,327      52,330,012      6,865,724
Class B                                                               1,147,783         991,770       8,968,783      1,238,567
Class C                                                                      --              --       4,934,712             --
------------------------------------------------------------------------------------------------------------------------------
Total shares of beneficial interest outstanding                       8,134,548      13,167,097      66,233,507      8,104,291
------------------------------------------------------------------------------------------------------------------------------
Class A shares
Net asset value per share
(net assets/shares of beneficial interest outstanding)                   $10.55          $10.13           $5.89         $10.14
------------------------------------------------------------------------------------------------------------------------------
Offering price per share (100/95.25Xnet asset value per share)           $11.08          $10.64           $6.18         $10.65
------------------------------------------------------------------------------------------------------------------------------
Class B shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)                   $10.55          $10.14           $5.90         $10.14
------------------------------------------------------------------------------------------------------------------------------
Class C shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)                      $--             $--           $5.91            $--
------------------------------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Statements of Assets and Liabilities (unaudited) - continued

                                                                                        GEORGIA        MARYLAND    MASSACHUSETTS
                                                                                           FUND            FUND             FUND

ASSETS
--------------------------------------------------------------------------------------------------------------------------------
Investments -
  Identified cost                                                                   $55,684,892    $125,076,913     $212,634,064
  Unrealized appreciation (depreciation)                                              3,963,272       8,182,814       15,079,641
--------------------------------------------------------------------------------------------------------------------------------
Total investments, at value                                                         $59,648,164    $133,259,727     $227,713,705
Cash                                                                                     40,071          21,859           59,505
Receivable for investments sold                                                              --       1,365,425               --
Receivable for fund shares sold                                                         209,880          17,106          267,109
Interest receivable                                                                   1,013,752       1,769,931        3,446,616
Unrealized appreciation on interest rate swaps                                           48,475         108,631          354,986
Other assets                                                                                260             502              763
--------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                        $60,960,602    $136,543,181     $231,842,684
--------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------------------------------------------------------
Distributions payable                                                                   $67,996        $185,306         $376,879
Payable for fund shares reacquired                                                       19,828         252,409          187,030
Unrealized depreciation on interest rate swaps                                           69,409          39,037           72,420
Payable to affiliates -
  Management fee                                                                          1,491           3,354            5,692
  Shareholder servicing costs                                                             1,422           2,584           17,740
  Distribution and service fees                                                           1,797           4,963            8,486
  Administrative services fee                                                               159             268              404
Payable for independent trustees' compensation                                           12,564          15,408           16,040
Accrued expenses and other liabilities                                                   44,212          55,180           52,682
--------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                      $218,878        $558,509         $737,373
--------------------------------------------------------------------------------------------------------------------------------
Net assets                                                                          $60,741,724    $135,984,672     $231,105,311
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
--------------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                     $56,916,495    $127,554,834     $215,079,369
Unrealized appreciation (depreciation) on investments                                 3,942,338       8,252,408       15,362,207
Accumulated net realized gain (loss) on investments                                      15,328         400,377          948,522
Accumulated distributions in excess of net investment income                           (132,437)       (222,947)        (284,787)
--------------------------------------------------------------------------------------------------------------------------------
Net assets                                                                          $60,741,724    $135,984,672     $231,105,311
--------------------------------------------------------------------------------------------------------------------------------

Statements of Assets and Liabilities (unaudited) - continued

                                                                                        GEORGIA        MARYLAND    MASSACHUSETTS
                                                                                           FUND            FUND             FUND

ASSETS
--------------------------------------------------------------------------------------------------------------------------------
Net assets
Class A                                                                             $51,723,083    $116,351,280     $196,529,812
Class B                                                                               9,018,641      19,633,392       34,575,499
--------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                                    $60,741,724    $135,984,672     $231,105,311
--------------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding
Class A                                                                               4,735,036      10,229,926       17,339,429
Class B                                                                                 822,645       1,727,153        3,045,673
--------------------------------------------------------------------------------------------------------------------------------
Total shares of beneficial interest outstanding                                       5,557,681      11,957,079       20,385,102
--------------------------------------------------------------------------------------------------------------------------------
Class A shares
Net asset value per share
(net assets/shares of beneficial interest outstanding)                                   $10.92          $11.37           $11.33
--------------------------------------------------------------------------------------------------------------------------------
Offering price per share (100/95.25Xnet asset value per share)                           $11.46          $11.94           $11.90
--------------------------------------------------------------------------------------------------------------------------------
Class B shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)                                   $10.96          $11.37           $11.35
--------------------------------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class B shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements
STATEMENTS OF OPERATIONS
Six months ended 9/30/06  (unaudited)

These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund's operations.

                                                                        ALABAMA        ARKANSAS      CALIFORNIA        FLORIDA
                                                                           FUND            FUND            FUND           FUND

NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------------------------------
Interest                                                             $2,245,288      $3,419,476     $10,072,786     $2,110,677
------------------------------------------------------------------------------------------------------------------------------
Expenses -
  Management fee                                                       $235,874        $364,091      $1,052,255       $228,398
  Distribution and service fees                                         155,224         106,654         532,805         51,845
  Shareholder servicing costs                                            57,572          82,882         235,222         53,564
  Administrative services fee                                            12,071          16,383          39,456         11,821
  Independent trustees' compensation                                      1,998           3,188           6,440          2,077
  Custodian fee                                                          17,106          20,724          51,815         20,976
  Shareholder communications                                              3,911           6,809          19,420          4,482
  Auditing fees                                                          20,883          20,883          21,085         20,883
  Legal fees                                                              1,883           2,473           4,538          1,997
  Miscellaneous                                                          20,754          23,230          37,230         25,396
------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                         $527,276        $647,317      $2,000,266       $421,439
------------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                   (3,964)         (5,925)        (14,309)        (4,409)
  Reduction of expenses by investment adviser                          (107,435)       (165,834)       (479,274)      (104,030)
------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                           $415,877        $475,558      $1,506,683       $313,000
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                $1,829,411      $2,943,918      $8,566,103     $1,797,677
------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis) -
  Investment transactions                                              $191,546       $(103,176)       $359,647        $60,712
  Swap transactions                                                         676         151,156         (92,032)        53,468
------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                $192,222         $47,980        $267,615       $114,180
------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) -
  Investments                                                          $345,507      $1,033,268      $3,276,003       $747,021
  Swap transactions                                                     139,909         129,805         178,709       (162,037)
------------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                              $485,416      $1,163,073      $3,454,712       $584,984
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                 $677,638      $1,211,053      $3,722,327       $699,164
------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                 $2,507,049      $4,154,971     $12,288,430     $2,496,841
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Statements of Operations (unaudited) - continued

                                                                                        GEORGIA      MARYLAND    MASSACHUSETTS
                                                                                           FUND          FUND           FUND

NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------------------------------
Interest                                                                             $1,605,102    $3,596,311       $6,079,492
------------------------------------------------------------------------------------------------------------------------------
Expenses -
  Management fee                                                                       $166,864      $371,814         $635,569
  Distribution and service fees                                                         110,905       303,215          520,782
  Shareholder servicing costs                                                            39,880        89,025          141,618
  Administrative services fee                                                             9,751        16,643           25,517
  Independent trustees' compensation                                                      1,960         3,456            6,127
  Custodian fee                                                                          16,088        24,670           35,147
  Shareholder communications                                                              3,805         9,296           13,172
  Auditing fees                                                                          20,918        20,883           21,085
  Legal fees                                                                              1,645         2,368            3,347
  Miscellaneous                                                                          22,980        24,702           29,092
------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                         $394,796      $866,072       $1,431,456
------------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                   (3,297)       (4,911)          (8,472)
  Reduction of expenses by investment adviser                                           (76,002)     (169,352)        (289,487)
------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                           $315,497      $691,809       $1,133,497
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                $1,289,605    $2,904,502       $4,945,995
------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis) -
  Investment transactions                                                               $47,599      $201,841         $440,811
  Swap transactions                                                                      35,225       123,128           61,644
------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                 $82,824      $324,969         $502,455
------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) -
  Investments                                                                          $617,388      $896,397       $1,425,886
  Swap transactions                                                                     (87,415)      (42,686)         151,130
------------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                              $529,973      $853,711       $1,577,016
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                 $612,797    $1,178,680       $2,079,471
------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                 $1,902,402    $4,083,182       $7,025,466
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements
STATEMENTS OF CHANGES IN NET ASSETS
(unaudited)

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                        ALABAMA        ARKANSAS      CALIFORNIA        FLORIDA
                                                                           FUND            FUND            FUND           FUND
SIX MONTHS ENDED 9/30/06

CHANGE IN NET ASSETS

OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                $1,829,411      $2,943,918      $8,566,103     $1,797,677
Net realized gain (loss) on investments                                 192,222          47,980         267,615        114,180
Net unrealized gain (loss) on investments                               485,416       1,163,073       3,454,712        584,984
------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                 $2,507,049      $4,154,971     $12,288,430     $2,496,841
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                           $(1,587,622)    $(2,742,674)    $(6,818,133)   $(1,542,182)
  Class B                                                              (230,929)       (196,790)     (1,060,605)      (250,427)
  Class C                                                                    --              --        (538,760)            --
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                        $(1,818,551)    $(2,939,464)    $(8,417,498)   $(1,792,609)
------------------------------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                   $(2,477,711)      $(544,014)     $6,804,363    $(3,888,160)
------------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                          $(1,789,213)       $671,493     $10,675,295    $(3,183,928)
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
At beginning of period                                               87,646,882     132,715,447     379,874,289     85,372,119
At end of period                                                    $85,857,669    $133,386,940    $390,549,584    $82,188,191
------------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed (distributions in excess of)
net investment income                                                 $(147,322)        $76,397       $(453,135)      $(96,397)
------------------------------------------------------------------------------------------------------------------------------

                                                                                      GEORGIA        MARYLAND    MASSACHUSETTS
                                                                                         FUND            FUND             FUND

SIX MONTHS ENDED 9/30/06

CHANGE IN NET ASSETS

OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                              $1,289,605      $2,904,502       $4,945,995
Net realized gain (loss) on investments                                                82,824         324,969          502,455
Net unrealized gain (loss) on investments                                             529,973         853,711        1,577,016
------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                               $1,902,402      $4,083,182       $7,025,466
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                                         $(1,085,057)    $(2,480,447)     $(4,115,425)
  Class B                                                                            (162,780)       (376,653)        (638,098)
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                      $(1,247,837)    $(2,857,100)     $(4,753,523)
------------------------------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                                 $(1,409,254)    $(1,558,670)     $(5,082,261)
------------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                          $(754,689)      $(332,588)     $(2,810,318)
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                             61,496,413     136,317,260      233,915,629
At end of period                                                                  $60,741,724    $135,984,672     $231,105,311
------------------------------------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment income                        $(132,437)      $(222,947)       $(284,787)
------------------------------------------------------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets - continued

                                                                        ALABAMA        ARKANSAS      CALIFORNIA        FLORIDA
                                                                           FUND            FUND            FUND           FUND

YEAR ENDED 3/31/06

CHANGE IN NET ASSETS

OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                $3,884,000      $6,060,009     $17,491,686     $3,752,067
Net realized gain (loss) on investments                                 232,548         517,963      (1,179,180)       799,247
Net unrealized gain (loss) on investments                            (1,578,587)     (2,311,453)     (1,069,351)    (1,123,082)
------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                 $2,537,961      $4,266,519     $15,243,155     $3,428,232
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                           $(3,354,087)    $(5,605,194)   $(13,643,612)   $(3,110,488)
  Class B                                                              (517,644)       (401,413)     (2,512,572)      (644,130)
  Class C                                                                    --              --      (1,210,439)            --
From net realized gain on investments
  Class A                                                                    --              --        (498,302)            --
  Class B                                                                    --              --        (106,987)            --
  Class C                                                                    --              --         (52,867)            --
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                        $(3,871,731)    $(6,006,607)   $(18,024,779)   $(3,754,618)
------------------------------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                   $(3,636,892)    $(3,878,943)   $(14,978,975)   $(1,765,570)
------------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                          $(4,970,662)    $(5,619,031)   $(17,760,599)   $(2,091,956)
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
At beginning of period                                               92,617,544     138,334,478     397,634,888     87,464,075
At end of period                                                    $87,646,882    $132,715,447    $379,874,289    $85,372,119
------------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed (distributions in excess of)
net investment income                                                 $(158,182)        $71,943       $(601,740)     $(101,465)
------------------------------------------------------------------------------------------------------------------------------

                                                                                      GEORGIA        MARYLAND    MASSACHUSETTS
                                                                                         FUND            FUND             FUND

YEAR ENDED 3/31/06

CHANGE IN NET ASSETS

OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                              $2,710,686      $6,200,729      $10,103,339
Net realized gain (loss) on investments                                               104,934         639,411        1,768,389
Net unrealized gain (loss) on investments                                          (1,168,516)     (2,628,342)      (2,752,976)
------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                               $1,647,104      $4,211,798       $9,118,752
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                                         $(2,297,243)    $(5,277,930)     $(8,657,757)
  Class B                                                                            (404,404)       (856,271)      (1,391,165)
From net realized gain on investments
  Class A                                                                                  --        (725,708)        (709,997)
  Class B                                                                                  --        (137,622)        (137,074)
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                      $(2,701,647)    $(6,997,531)    $(10,895,993)
------------------------------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                                 $(3,918,543)   $(10,873,307)    $(15,175,916)
------------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                        $(4,973,086)   $(13,659,040)    $(16,953,157)
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                             66,469,499     149,976,300      250,868,786
At end of period                                                                  $61,496,413    $136,317,260     $233,915,629
------------------------------------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment income                        $(174,205)      $(270,349)       $(477,259)
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS
MFS(R) ALABAMA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                     SIX MONTHS                             YEARS ENDED 3/31
                                                        ENDED         -----------------------------------------------------------
                                                       9/30/06          2006         2005         2004         2003         2002
CLASS A                                              (UNAUDITED)
Net asset value, beginning of period                   $10.47          $10.62       $10.88       $10.82       $10.31       $10.53
---------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                               $0.23           $0.46        $0.48        $0.48        $0.48        $0.51
Net realized and unrealized gain (loss)
on investments                                           0.08           (0.15)       (0.22)        0.06         0.54        (0.19)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        $0.31           $0.31        $0.26        $0.54        $1.02        $0.32
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
From net investment income                             $(0.23)         $(0.46)      $(0.48)      $(0.48)      $(0.50)      $(0.54)
From net realized gain on investments                      --              --        (0.04)          --        (0.01)          --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders           $(0.23)         $(0.46)      $(0.52)      $(0.48)      $(0.51)      $(0.54)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $10.55          $10.47       $10.62       $10.88       $10.82       $10.31
---------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                               2.98(n)         2.97         2.40         5.11        10.06         3.05
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                   1.12(a)         1.12         1.09         1.09         1.08         1.08
Expenses after expense reductions (f)                    0.87(a)         0.87         0.84         0.88         0.88         0.88
Net investment income                                    4.38(a)         4.37         4.46         4.38         4.49         4.87
Portfolio turnover                                          5               9           17           10           21           20
Net assets at end of period (000 Omitted)             $73,745         $74,204      $77,499      $80,704      $84,474      $83,146
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) ALABAMA MUNICIPAL BOND FUND - CONTINUED

                                                     SIX MONTHS                             YEARS ENDED 3/31
                                                        ENDED       -------------------------------------------------------------
                                                       9/30/06          2006         2005         2004         2003         2002
CLASS B                                              (UNAUDITED)
Net asset value, beginning of period                   $10.47          $10.62       $10.88       $10.82       $10.31       $10.53
---------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                               $0.19           $0.38        $0.40        $0.39        $0.40        $0.43
Net realized and unrealized gain (loss)
on investments                                           0.08           (0.15)       (0.23)        0.07         0.54        (0.19)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        $0.27           $0.23        $0.17        $0.46        $0.94        $0.24
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
From net investment income                             $(0.19)         $(0.38)      $(0.39)      $(0.40)      $(0.42)      $(0.46)
From net realized gain on investments                      --              --        (0.04)          --        (0.01)          --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders           $(0.19)         $(0.38)      $(0.43)      $(0.40)      $(0.43)      $(0.46)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $10.55          $10.47       $10.62       $10.88       $10.82       $10.31
---------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                               2.60(n)         2.20         1.63         4.32         9.14         2.38
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                   1.87(a)         1.87         1.84         1.83         1.83         1.83
Expenses after expense reductions (f)                    1.62(a)         1.62         1.59         1.63         1.63         1.63
Net investment income                                    3.63(a)         3.61         3.71         3.63         3.74         4.09
Portfolio turnover                                          5               9           17           10           21           20
Net assets at end of period (000 Omitted)             $12,113         $13,443      $15,118      $17,339      $16,163      $13,579
---------------------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) ARKANSAS MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                     SIX MONTHS                            YEARS ENDED 3/31
                                                        ENDED        ------------------------------------------------------------
                                                       9/30/06         2006         2005         2004         2003         2002
CLASS A                                              (UNAUDITED)
Net asset value, beginning of period                   $10.04          $10.17       $10.41       $10.40        $9.97       $10.08
---------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                               $0.23           $0.45        $0.45        $0.45        $0.47        $0.51
Net realized and unrealized gain (loss)
on investments                                           0.09           (0.13)       (0.23)        0.01         0.46        (0.11)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        $0.32           $0.32        $0.22        $0.46        $0.93        $0.40
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
From net investment income                             $(0.23)         $(0.45)      $(0.46)      $(0.45)      $(0.50)      $(0.51)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $10.13          $10.04       $10.17       $10.41       $10.40        $9.97
---------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                               3.19(n)         3.17         2.14         4.53         9.51         4.06
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                   0.92(a)         0.92         0.90         0.92         0.93         0.92
Expenses after expense reductions (f)                    0.67(a)         0.67         0.65         0.72         0.73         0.72
Net investment income                                    4.51(a)         4.45         4.47         4.31         4.59         5.05
Portfolio turnover                                          7              10           13           19           15           15
Net assets at end of period (000 Omitted)            $123,330        $122,067     $127,075     $139,333     $134,521     $119,328
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) ARKANSAS MUNICIPAL BOND FUND - CONTINUED

                                                     SIX MONTHS                            YEARS ENDED 3/31
                                                        ENDED         -----------------------------------------------------------
                                                       9/30/06         2006         2005         2004         2003         2002
CLASS B                                              (UNAUDITED)
Net asset value, beginning of period                   $10.05          $10.18       $10.42       $10.41        $9.98       $10.09
---------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                               $0.19           $0.38        $0.38        $0.37        $0.39        $0.43
Net realized and unrealized gain (loss)
on investments                                           0.09           (0.14)       (0.24)        0.01         0.46        (0.11)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        $0.28           $0.24        $0.14        $0.38        $0.85        $0.32
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
From net investment income                             $(0.19)         $(0.37)      $(0.38)      $(0.37)      $(0.42)      $(0.43)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $10.14          $10.05       $10.18       $10.42       $10.41        $9.98
---------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                               2.80(n)         2.39         1.37         3.68         8.62         3.24
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                   1.69(a)         1.69         1.66         1.73         1.74         1.70
Expenses after expense reductions (f)                    1.43(a)         1.44         1.41         1.53         1.54         1.50
Net investment income                                    3.74(a)         3.68         3.71         3.50         3.77         4.26
Portfolio turnover                                          7              10           13           19           15           15
Net assets at end of period (000 Omitted)             $10,057         $10,648      $11,259      $12,554      $12,049       $8,700
---------------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.
(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) CALIFORNIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                     SIX MONTHS                            YEARS ENDED 3/31
                                                        ENDED        ------------------------------------------------------------
                                                       9/30/06         2006         2005         2004         2003         2002
CLASS A                                              (UNAUDITED)
Net asset value, beginning of period                    $5.84           $5.88        $5.98        $5.96        $5.70        $5.81
---------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                               $0.14           $0.28        $0.29        $0.28        $0.28        $0.28
Net realized and unrealized gain (loss)
on investments                                           0.04           (0.03)       (0.11)        0.02         0.27        (0.10)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        $0.18           $0.25        $0.18        $0.30        $0.55        $0.18
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
From net investment income                             $(0.13)         $(0.28)      $(0.28)      $(0.28)      $(0.29)      $(0.29)
From net realized gain on investments                      --           (0.01)          --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders           $(0.13)         $(0.29)      $(0.28)      $(0.28)      $(0.29)      $(0.29)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $5.89           $5.84        $5.88        $5.98        $5.96        $5.70
---------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                               3.19(n)         4.22         3.14         5.22         9.79         3.11
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                   0.87(a)         0.88         0.86         0.87         0.87         0.87
Expenses after expense reductions (f)                    0.62(a)         0.63         0.61         0.67         0.67         0.67
Net investment income                                    4.65(a)         4.69         4.91         4.71         4.73         4.87
Portfolio turnover                                          8               9           12            8           22           12
Net assets at end of period (000 Omitted)            $308,469        $291,656     $295,332     $314,108     $333,350     $305,699
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) CALIFORNIA MUNICIPAL BOND FUND - CONTINUED

                                                     SIX MONTHS                            YEARS ENDED 3/31
                                                        ENDED         -----------------------------------------------------------
                                                       9/30/06          2006         2005         2004         2003         2002
CLASS B                                              (UNAUDITED)
Net asset value, beginning of period                    $5.84           $5.88        $5.98        $5.96        $5.70        $5.81
---------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                               $0.11           $0.23        $0.25        $0.23        $0.23        $0.24
Net realized and unrealized gain (loss)
on investments                                           0.06           (0.03)       (0.11)        0.03         0.27        (0.11)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        $0.17           $0.20        $0.14        $0.26        $0.50        $0.13
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
From net investment income                             $(0.11)         $(0.23)      $(0.24)      $(0.24)      $(0.24)      $(0.24)
From net realized gain on investments                      --           (0.01)          --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders           $(0.11)         $(0.24)      $(0.24)      $(0.24)      $(0.24)      $(0.24)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $5.90           $5.84        $5.88        $5.98        $5.96        $5.70
---------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                               2.98(n)         3.44         2.38         4.38         8.93         2.30
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                   1.63(a)         1.64         1.59         1.67         1.66         1.65
Expenses after expense reductions (f)                    1.38(a)         1.39         1.34         1.47         1.46         1.45
Net investment income                                    3.91(a)         3.94         4.17         3.91         3.94         4.09
Portfolio turnover                                          8               9           12            8           22           12
Net assets at end of period (000 Omitted)             $52,892         $58,338      $69,142      $85,106      $98,888      $84,123
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) CALIFORNIA MUNICIPAL BOND FUND - CONTINUED

                                                     SIX MONTHS                            YEARS ENDED 3/31
                                                        ENDED         -----------------------------------------------------------
                                                       9/30/06          2006         2005         2004         2003         2002
CLASS C                                              (UNAUDITED)
Net asset value, beginning of period                    $5.86           $5.90        $6.00        $5.98        $5.72        $5.83
---------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                               $0.11           $0.23        $0.24        $0.23        $0.23        $0.23
Net realized and unrealized gain (loss)
on investments                                           0.05           (0.04)       (0.11)        0.02         0.27        (0.10)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        $0.16           $0.19        $0.13        $0.25        $0.50        $0.13
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
From net investment income                             $(0.11)         $(0.22)      $(0.23)      $(0.23)      $(0.24)      $(0.24)
From net realized gain on investments                      --           (0.01)          --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders           $(0.11)         $(0.23)      $(0.23)      $(0.23)      $(0.24)      $(0.24)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $5.91           $5.86        $5.90        $6.00        $5.98        $5.72
---------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                               2.73(n)         3.29         2.22         4.27         8.78         2.17
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                   1.77(a)         1.78         1.76         1.77         1.77         1.77
Expenses after expense reductions (f)                    1.52(a)         1.53         1.51         1.56         1.57         1.57
Net investment income                                    3.76(a)         3.79         4.01         3.81         3.83         3.97
Portfolio turnover                                          8               9           12            8           22           12
Net assets at end of period (000 Omitted)             $29,189         $29,880      $33,162      $36,363      $40,804      $35,022
---------------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.
(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) FLORIDA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                      SIX MONTHS                           YEARS ENDED 3/31
                                                         ENDED        -----------------------------------------------------------
                                                        9/30/06         2006         2005         2004         2003         2002
CLASS A                                               (UNAUDITED)
Net asset value, beginning of period                   $10.05          $10.09       $10.24       $10.19        $9.78        $9.95
---------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                               $0.22           $0.45        $0.47        $0.47        $0.48        $0.50
Net realized and unrealized gain (loss)
on investments                                           0.09           (0.04)       (0.15)        0.05         0.44        (0.16)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        $0.31           $0.41        $0.32        $0.52        $0.92        $0.34
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
From net investment income                             $(0.22)         $(0.45)      $(0.47)      $(0.47)      $(0.51)      $(0.51)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $10.14          $10.05       $10.09       $10.24       $10.19        $9.78
---------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                               3.16(n)         4.14         3.25         5.20         9.40         3.52
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                   0.89(a)         0.89         0.82         0.85         0.82         0.83
Expenses after expense reductions (f)                    0.64(a)         0.64         0.57         0.64         0.62         0.63
Net investment income                                    4.45(a)         4.46         4.68         4.58         4.78         5.09
Portfolio turnover                                          4              17           18           31           27           16
Net assets at end of period (000 Omitted)             $69,627         $70,402      $69,082      $79,155      $86,045      $69,959
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) FLORIDA MUNICIPAL BOND FUND - CONTINUED

                                                      SIX MONTHS                           YEARS ENDED 3/31
                                                         ENDED        -----------------------------------------------------------
                                                        9/30/06         2006         2005         2004         2003         2002
CLASS B                                               (UNAUDITED)
Net asset value, beginning of period                   $10.05          $10.09       $10.24       $10.19        $9.78        $9.95
---------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                               $0.19           $0.38        $0.40        $0.39        $0.40        $0.43
Net realized and unrealized gain (loss)
on investments                                           0.09           (0.04)       (0.16)        0.05         0.43        (0.17)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        $0.28           $0.34        $0.24        $0.44        $0.83        $0.26
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
From net investment income                             $(0.19)         $(0.38)      $(0.39)      $(0.39)      $(0.42)      $(0.43)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $10.14          $10.05       $10.09       $10.24       $10.19        $9.78
---------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                               2.77(n)         3.35         2.45         4.36         8.64         2.58
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                   1.65(a)         1.65         1.59         1.64         1.62         1.63
Expenses after expense reductions (f)                    1.40(a)         1.40         1.34         1.44         1.42         1.43
Net investment income                                    3.70(a)         3.70         3.92         3.78         3.97         4.29
Portfolio turnover                                          4              17           18           31           27           16
Net assets at end of period (000 Omitted)             $12,561         $14,970      $18,382      $22,312      $25,175      $22,151
---------------------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) GEORGIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                      SIX MONTHS                           YEARS ENDED 3/31
                                                         ENDED        -----------------------------------------------------------
                                                        9/30/06        2006          2005         2004         2003         2002
CLASS A                                               (UNAUDITED)
Net asset value, beginning of period                   $10.80          $10.99       $11.22       $11.17       $10.63       $10.82
---------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                               $0.24           $0.46        $0.48        $0.49        $0.49        $0.50
Net realized and unrealized gain (loss)
on investments                                           0.11           (0.18)       (0.23)        0.05         0.55        (0.17)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        $0.35           $0.28        $0.25        $0.54        $1.04        $0.33
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
From net investment income                             $(0.23)         $(0.47)      $(0.48)      $(0.49)      $(0.50)      $(0.52)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $10.92          $10.80       $10.99       $11.22       $11.17       $10.63
---------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                               3.27(n)         2.53         2.27         4.93         9.97         3.03
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                   1.19(a)         1.18         1.13         1.12         1.12         1.13
Expenses after expense reductions (f)                    0.94(a)         0.93         0.88         0.91         0.92         0.93
Net investment income                                    4.37(a)         4.22         4.35         4.35         4.43         4.67
Portfolio turnover                                          2               5           18           12           25           19
Net assets at end of period (000 Omitted)             $51,723         $51,681      $53,190      $55,659      $57,636      $54,179
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) GEORGIA MUNICIPAL BOND FUND - CONTINUED

                                                      SIX MONTHS                           YEARS ENDED 3/31
                                                         ENDED        -----------------------------------------------------------
                                                        9/30/06         2006         2005         2004         2003         2002
CLASS B                                               (UNAUDITED)
Net asset value, beginning of period                   $10.84          $11.00       $11.23       $11.18       $10.64       $10.83
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                               $0.20           $0.41        $0.40        $0.40        $0.40        $0.42
Net realized and unrealized gain (loss)
on investments                                           0.11           (0.18)       (0.24)        0.06         0.56        (0.18)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        $0.31           $0.23        $0.16        $0.46        $0.96        $0.24
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
From net investment income                             $(0.19)         $(0.39)      $(0.39)      $(0.41)      $(0.42)      $(0.43)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $10.96          $10.84       $11.00       $11.23       $11.18       $10.64
---------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                               2.88(n)         2.05         1.51         4.15         9.15         2.26
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                   1.94(a)         1.93         1.88         1.86         1.87         1.88
Expenses after expense reductions (f)                    1.69(a)         1.68         1.63         1.66         1.67         1.68
Net investment income                                    3.62(a)         3.72         3.60         3.60         3.68         3.91
Portfolio turnover                                          2               5           18           12           25           19
Net assets at end of period (000 Omitted)              $9,019          $9,816      $13,280      $16,759      $18,077      $16,031
---------------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.
(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) MARYLAND MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                      SIX MONTHS                           YEARS ENDED 3/31
                                                         ENDED       ------------------------------------------------------------
                                                        9/30/06        2006         2005         2004         2003         2002
CLASS A                                               (UNAUDITED)
Net asset value, beginning of period                   $11.27          $11.49       $11.74       $11.69       $11.21       $11.35
---------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                               $0.25           $0.50        $0.52        $0.51        $0.52        $0.54
Net realized and unrealized gain (loss)
on investments                                           0.09           (0.15)       (0.25)        0.06         0.50        (0.14)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        $0.34           $0.35        $0.27        $0.57        $1.02        $0.40
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
From net investment income                             $(0.24)         $(0.50)      $(0.51)      $(0.52)      $(0.54)      $(0.54)
From net realized gain on investments                      --           (0.07)       (0.01)          --           --           --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders           $(0.24)         $(0.57)      $(0.52)      $(0.52)      $(0.54)      $(0.54)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $11.37          $11.27       $11.49       $11.74       $11.69       $11.21
---------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                               3.09(n)         3.06         2.36         4.96         9.21         3.59
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                   1.18(a)         1.19         1.14         1.17         1.15         1.15
Expenses after expense reductions (f)                    0.93(a)         0.94         0.89         0.96         0.95         0.95
Net investment income                                    4.39(a)         4.38         4.48         4.35         4.51         4.73
Portfolio turnover                                         11               9           12           21           12            8
Net assets at end of period (000 Omitted)            $116,351        $115,307     $124,261     $138,201     $138,666     $128,750
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) MARYLAND MUNICIPAL BOND FUND - CONTINUED


                                                     SIX MONTHS                            YEARS ENDED 3/31
                                                        ENDED         -----------------------------------------------------------
                                                       9/30/06          2006         2005         2004         2003         2002
CLASS B                                              (UNAUDITED)
Net asset value, beginning of period                   $11.26          $11.49       $11.74       $11.68       $11.20       $11.34
---------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                               $0.21           $0.43        $0.44        $0.43        $0.45        $0.46
Net realized and unrealized gain (loss)
on investments                                           0.11           (0.17)       (0.25)        0.07         0.49        (0.13)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        $0.32           $0.26        $0.19        $0.50        $0.94        $0.33
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
From net investment income                             $(0.21)         $(0.42)      $(0.44)      $(0.44)      $(0.46)      $(0.47)
From net realized gain on investments                      --           (0.07)       (0.00)(w)       --           --           --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders           $(0.21)         $(0.49)      $(0.44)      $(0.44)      $(0.46)      $(0.47)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $11.37          $11.26       $11.49       $11.74       $11.68       $11.20
---------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                               2.85(n)         2.30         1.69         4.37         8.52         2.92
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                   1.83(a)         1.84         1.79         1.81         1.80         1.80
Expenses after expense reductions (f)                    1.58(a)         1.59         1.54         1.61         1.60         1.60
Net investment income                                    3.75(a)         3.72         3.83         3.70         3.86         4.08
Portfolio turnover                                         11               9           12           21           12            8
Net assets at end of period (000 Omitted)             $19,633         $21,011      $25,716      $31,697      $34,033      $31,542
---------------------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) MASSACHUSETTS MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.


                                                      SIX MONTHS                           YEARS ENDED 3/31
                                                         ENDED       ------------------------------------------------------------
                                                        9/30/06        2006         2005         2004         2003         2002
CLASS A                                               (UNAUDITED)
Net asset value, beginning of period                   $11.22          $11.31       $11.52       $11.49       $10.90       $11.11
---------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                               $0.25           $0.48        $0.51        $0.51        $0.52        $0.53
Net realized and unrealized gain (loss)
on investments                                           0.10           (0.05)       (0.22)        0.03         0.60        (0.21)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        $0.35           $0.43        $0.29        $0.54        $1.12        $0.32
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
From net investment income                             $(0.24)         $(0.48)      $(0.50)      $(0.51)      $(0.53)      $(0.53)
From net realized gain on investments                      --           (0.04)          --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders           $(0.24)         $(0.52)      $(0.50)      $(0.51)      $(0.53)      $(0.53)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $11.33          $11.22       $11.31       $11.52       $11.49       $10.90
---------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                               3.13(n)         3.83         2.63         4.82        10.42         2.93
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                   1.14(a)         1.15         1.09         1.16         1.12         1.12
Expenses after expense reductions (f)                    0.89(a)         0.90         0.84         0.95         0.92         0.92
Net investment income                                    4.38(a)         4.23         4.48         4.39         4.56         4.73
Portfolio turnover                                          2              10           11           14           15           13
Net assets at end of period (000 Omitted)            $196,530        $196,992     $210,103     $224,923     $233,500     $210,269
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) MASSACHUSETTS MUNICIPAL BOND FUND - CONTINUED


                                                     SIX MONTHS                            YEARS ENDED 3/31
                                                        ENDED         -------------------------------------------------------------
                                                       9/30/06          2006         2005         2004         2003         2002
CLASS B                                              (UNAUDITED)
Net asset value, beginning of period                   $11.24          $11.33       $11.54       $11.51       $10.92       $11.12
---------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                               $0.21           $0.41        $0.43        $0.43        $0.44        $0.46
Net realized and unrealized gain (loss)
on investments                                           0.10           (0.05)       (0.21)        0.04         0.60        (0.20)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        $0.31           $0.36        $0.22        $0.47        $1.04        $0.26
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
From net investment income                             $(0.20)         $(0.41)      $(0.43)      $(0.44)      $(0.45)      $(0.46)
From net realized gain on investments                      --           (0.04)          --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders           $(0.20)         $(0.45)      $(0.43)      $(0.44)      $(0.45)      $(0.46)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $11.35          $11.24       $11.33       $11.54       $11.51       $10.92
---------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                               2.80(n)         3.16         1.97         4.14         9.69         2.35
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                   1.79(a)         1.80         1.74         1.80         1.77         1.77
Expenses after expense reductions (f)                    1.54(a)         1.55         1.49         1.60         1.57         1.57
Net investment income                                    3.73(a)         3.58         3.83         3.74         3.91         4.13
Portfolio turnover                                          2              10           11           14           15           13
Net assets at end of period (000 Omitted)             $34,575         $36,924      $40,766      $46,253      $47,612      $37,487
---------------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.
(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
(unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Alabama Municipal Bond Fund (Alabama Fund), MFS Arkansas Municipal Bond Fund (Arkansas Fund), MFS California Municipal Bond Fund (California Fund), MFS Florida Municipal Bond Fund (Florida Fund), MFS Georgia Municipal Bond Fund (Georgia Fund), MFS Maryland Municipal Bond Fund (Maryland Fund), and MFS Massachusetts Municipal Bond Fund (Massachusetts Fund) are each a series of MFS Municipal Series Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Because each fund invests primarily in the securities of a single state and its political subdivisions, each fund is vulnerable to the effects of changes in the legal and economic environment of the particular state. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, the security could decline in value, interest from the security could become taxable and the fund may be required to issue Forms 1099-DIV.

INVESTMENT VALUATIONS - Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Values of debt instruments obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Swaps are generally valued at a broker-dealer bid quotation. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under each fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating each fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine each fund's net asset value may differ from quoted or published prices for the same investments. In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to each fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement on each fund's financial statements.

DERIVATIVE RISK - Each fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the funds use derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include swap agreements.

SWAP AGREEMENTS - Each fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value, including accruals of periodic amounts of interest to be paid or received, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in connection with these agreements. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include the possible lack of a liquid market, failure of the counterparty to perform under the terms of the agreements, and unfavorable market movement of the underlying instrument. All swap agreements entered into by each fund with the same counterparty are generally governed by a single master agreement, which provides for the netting of all amounts owed by the parties under the agreement upon the occurrence of an event of default, thereby reducing the credit risk to which such party is exposed.

INTEREST RATE SWAP AGREEMENTS - Interest rate swap agreements involve the periodic exchange of cash flows, such as the exchange of fixed rate interest payments for floating rate interest payments based on a notional principal amount. The interest rates may be based on a specific financial index or the exchange of two distinct floating rate payments. Each fund may enter into an interest rate swap in order to manage its exposure to interest fluctuations.

INDEMNIFICATIONS - Under each fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against each fund that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized and accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All premium and original issue discount is amortized or accreted for tax reporting purposes as required by federal income tax regulations.

Each fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

FEES PAID INDIRECTLY - Each fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by each fund. This amount, for the six months ended September 30, 2006, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards, amortization and accretion of debt securities, defaulted bonds, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

                                    ALABAMA       ARKANSAS     CALIFORNIA       FLORIDA       GEORGIA       MARYLAND  MASSACHUSETTS
YEAR ENDED 3/31/06                     FUND           FUND           FUND          FUND          FUND           FUND           FUND
Ordinary income (including any
short-term capital gains)               $--            $--            $--       $49,709           $--            $--            $--
Tax-exempt income                 3,871,731      6,006,607     17,366,623     3,704,909     2,701,647      6,134,201     10,048,922
Long-term capital gain                   --             --        658,156            --            --        863,330        847,071
------------------------------------------------------------------------------------------------------------------------------------
Total distributions              $3,871,731     $6,006,607    $18,024,779    $3,754,618    $2,701,647     $6,997,531    $10,895,993

YEAR ENDED 3/31/05

Ordinary income (including any
short-term capital gains)           $63,872       $214,789        $55,853           $--           $--        $70,072       $252,507
Tax-exempt income                 4,028,102      5,977,001     18,783,159     4,058,369     2,840,491      6,753,147     10,888,037
Long-term capital gain              326,164             --             --            --            --         60,248             --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions              $4,418,138     $6,191,790    $18,839,012    $4,058,369    $2,840,491     $6,883,467    $11,140,544

The federal tax cost and the tax basis components of distributable earnings were as follows:

                                    ALABAMA       ARKANSAS     CALIFORNIA       FLORIDA       GEORGIA       MARYLAND  MASSACHUSETTS
AS OF 9/30/06                          FUND           FUND           FUND          FUND          FUND           FUND           FUND

Cost of investments             $79,819,746   $122,473,557   $360,916,083   $75,857,137   $55,652,424   $124,986,211   $212,450,907
-----------------------------------------------------------------------------------------------------------------------------------
Gross appreciation               $4,986,431     $8,135,792    $23,076,117    $4,356,117    $3,995,740     $8,287,532    $15,335,218
Gross depreciation                 (375,250)        (2,431)       (28,814)     (116,990)           --        (14,016)       (72,420)
-----------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation
(depreciation)                   $4,611,181     $8,133,361    $23,047,303    $4,239,127    $3,995,740     $8,273,516    $15,262,798

AS OF 3/31/06

Undistributed ordinary income            --             --             --            --            --             --        372,024
Undistributed tax-exempt income     282,450        570,738        818,897       214,900        53,805        227,456        339,371
Undistributed long-term
capital gain                        140,902             --             --            --            --             --             --
Capital loss carryforwards               --       (501,285)    (1,402,103)     (264,149)      (66,666)            --             --
Post-October capital loss
deferral                                 --             --             --            --            --             --        (18,421)
Other temporary differences        (396,268)      (407,289)    (1,424,420)     (237,092)     (161,833)      (386,437)      (686,714)
Net unrealized appreciation
(depreciation)                    4,260,151      7,093,329     19,743,330     3,494,418     3,345,358      7,362,737     13,747,739

The aggregate cost above includes prior fiscal year end tax adjustments.

As of March 31, 2006, certain funds had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

                            ARKANSAS      CALIFORNIA       FLORIDA      GEORGIA
EXPIRATION DATE                 FUND            FUND          FUND         FUND

3/31/08                          $--       $(229,685)          $--          $--
3/31/09                           --              --            --      (66,666)
3/31/10                           --              --      (142,514)          --
3/31/11                           --              --      (121,635)          --
3/31/12                     (501,285)             --            --           --
3/31/14                           --      (1,172,418)           --           --
-------------------------------------------------------------------------------
Total                      $(501,285)    $(1,402,103)    $(264,149)    $(66,666)

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is evaluating the application of the Interpretation to each fund, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on each fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The trust has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to each fund. The management fee is computed daily and paid monthly at an annual rate of 0.55% of each fund's average daily net assets.

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.30% of each fund's average daily net assets for the period March 1, 2004 through February 28, 2009. For the six months ended September 30, 2006, this waiver amounted to the following for each fund and is reflected as a reduction of total expenses in the Statement of Operations.


 ALABAMA      ARKANSAS      CALIFORNIA       FLORIDA      GEORGIA      MARYLAND      MASSACHUSETTS
    FUND          FUND            FUND          FUND         FUND          FUND               FUND
$107,215      $165,496        $478,298      $103,817      $75,847      $169,006           $288,895

The management fee incurred for the six months ended September 30, 2006 was equivalent to an annual effective rate of 0.30% of each fund's average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the six months ended September 30, 2006, as its portion of the initial sales charge on sales of Class A shares of the funds.

 ALABAMA      ARKANSAS      CALIFORNIA       FLORIDA      GEORGIA      MARYLAND      MASSACHUSETTS
    FUND          FUND            FUND          FUND         FUND          FUND               FUND
  $9,825       $31,373         $44,191        $8,071       $5,604       $14,288            $18,651

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Each fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

DISTRIBUTION FEE PLAN TABLE:

                                                                                      CLASS A
                                               ------------------------------------------------------------------------------------
                                                                                          TOTAL            ANNUAL      DISTRIBUTION
                                               DISTRIBUTION           SERVICE      DISTRIBUTION         EFFECTIVE       AND SERVICE
                                                   FEE RATE          FEE RATE           PLAN(d)           RATE(e)               FEE
Alabama Fund                                          0.10%             0.25%             0.35%             0.25%           $91,213
Arkansas Fund                                         0.10%             0.25%             0.35%             0.10%            60,930
California Fund                                       0.10%             0.25%             0.35%             0.10%           148,985
Florida Fund                                          0.10%             0.25%             0.35%             0.00%                --
Georgia Fund                                          0.10%             0.25%             0.35%             0.25%            64,162
Maryland Fund                                         0.10%             0.25%             0.35%             0.35%           200,744
Massachusetts Fund                                    0.10%             0.25%             0.35%             0.35%           341,814

                                                                                      CLASS B
                                               ------------------------------------------------------------------------------------
                                                                                          TOTAL            ANNUAL      DISTRIBUTION
                                               DISTRIBUTION           SERVICE      DISTRIBUTION         EFFECTIVE       AND SERVICE
                                                   FEE RATE          FEE RATE           PLAN(d)           RATE(e)               FEE

Alabama Fund                                          0.75%             0.25%             1.00%             1.00%           $64,011
Arkansas Fund                                         0.75%             0.25%             1.00%             0.87%            45,724
California Fund                                       0.75%             0.25%             1.00%             0.86%           237,504
Florida Fund                                          0.75%             0.25%             1.00%             0.76%            51,845
Georgia Fund                                          0.75%             0.25%             1.00%             1.00%            46,743
Maryland Fund                                         0.75%             0.25%             1.00%             1.00%           102,471
Massachusetts Fund                                    0.75%             0.25%             1.00%             1.00%           178,968

                                                                                      CLASS C
                                               ------------------------------------------------------------------------------------
                                                                                          TOTAL            ANNUAL      DISTRIBUTION
                                               DISTRIBUTION           SERVICE      DISTRIBUTION         EFFECTIVE       AND SERVICE
                                                   FEE RATE          FEE RATE           PLAN(d)           RATE(e)               FEE

California Fund                                       0.75%             0.25%             1.00%             1.00%          $146,316

                                                ALABAMA   ARKANSAS    CALIFORNIA    FLORIDA    GEORGIA    MARYLAND    MASSACHUSETTS
                                                   FUND       FUND          FUND       FUND       FUND        FUND             FUND
Total Distribution and Service Fees            $155,224   $106,654      $532,805    $51,845   $110,905    $303,215         $520,782

(d) In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended September 30,
    2006 based on each class' average daily net assets. Payment of Florida Fund's 0.25% annual Class A service fee is not yet in effect and will be implemented on such date as the fund's Board of Trustees may determine. Payment of Arkansas Fund's and
    California Fund's 0.10% of the Class A service fee is currently being paid by each fund. Payment of the remaining 0.15% of the
    Class A service fee is not yet in effect and will be implemented on such date as the Trustees of the Trust may determine. For one year from the date of sale of Florida Fund's Class B shares, assets attributable to such Class B shares are subject to the
    0.25% annual Class B service fee. On assets attributable to all other Class B shares, the service fee is not currently in effect, but may be implemented on such date as the fund's Board of Trustees may determine. For one year from the date of sale of
    Arkansas Fund's and California Fund's Class B shares, assets attributable to such Class B shares are subject to the 0.25% annual
    Class B service fee. On assets attributable to all other Class B shares, 0.10% of the Class B service fee is currently in effect and the remaining portion of the Class B service fee is not in effect but may be implemented on such date as the fund's Board of
    Trustees may determine. Payment of the Alabama Fund's, Arkansas Fund's, California Fund's, Florida Fund's, and Georgia Fund's
    0.10% annual Class A distribution fee is not yet in effect and will be implemented on such date as the Trustees of the Trust may determine.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended
September 30, 2006, were as follows:

                                               ALABAMA    ARKANSAS    CALIFORNIA    FLORIDA    GEORGIA    MARYLAND    MASSACHUSETTS
CDSC IMPOSED                                      FUND        FUND          FUND       FUND       FUND        FUND             FUND
Class A                                            $--         $--       $20,000        $--        $--         $--              $42
Class B                                         16,919      10,876        51,328     21,702      8,430       9,542           35,248
Class C                                            N/A         N/A         1,748        N/A        N/A         N/A              N/A

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the funds, for its services as shareholder servicing agent calculated as a percentage of the average net assets of each fund as determined periodically under the supervision of the funds' Board of Trustees. For the six months ended September 30, 2006, the fees were as follows, which equated to the following annual percentage of each fund's average daily net assets.

                                               ALABAMA    ARKANSAS    CALIFORNIA    FLORIDA    GEORGIA    MARYLAND    MASSACHUSETTS
                                                  FUND        FUND          FUND       FUND       FUND        FUND             FUND
Expenses paid                                  $41,342     $63,815      $184,432    $40,032    $29,247     $65,169         $111,398
Percentage of average daily net assets         0.0964%     0.0964%       0.0964%    0.0964%    0.0964%     0.0964%          0.0964%

MFSC also receives payment from the funds for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the funds. For the six months ended September 30, 2006, these costs amounted to the following:

ALABAMA      ARKANSAS      CALIFORNIA      FLORIDA      GEORGIA      MARYLAND      MASSACHUSETTS
   FUND          FUND            FUND         FUND         FUND          FUND               FUND
 $1,871        $4,678          $9,826       $3,476       $1,539        $3,691            $19,102

The fund may also pay shareholder servicing related costs to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the funds. Under an administrative services agreement, the funds partially reimburse MFS the costs incurred to provide these services. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Each fund's annual fixed amount is $17,500. The administrative services fee incurred for the six months ended September 30, 2006 was equivalent to the following annual effective rates of each fund's average daily net assets:

                                          ALABAMA    ARKANSAS    CALIFORNIA    FLORIDA    GEORGIA    MARYLAND    MASSACHUSETTS
                                             FUND        FUND          FUND       FUND       FUND        FUND             FUND
Percentage of average daily net assets    0.0282%     0.0247%       0.0206%    0.0285%    0.0321%     0.0246%          0.0221%

TRUSTEES' AND OFFICERS' COMPENSATION - Each fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The funds do not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Each fund has an unfunded, defined benefit plan for certain retired Independent Trustees which resulted in the following pension expense for the funds. These amounts are included in Independent trustees' compensation for the six months ended September 30,
2006.

ALABAMA      ARKANSAS      CALIFORNIA      FLORIDA      GEORGIA      MARYLAND      MASSACHUSETTS
   FUND          FUND            FUND         FUND         FUND          FUND               FUND
   $399          $388            $899         $386         $388          $789               $802

The deferred liability for retirement benefits payable to certain retired
Trustees amounted to the following for each fund at September 30, 2006, and is included in payable for independent trustees' compensation.

ALABAMA      ARKANSAS      CALIFORNIA      FLORIDA      GEORGIA      MARYLAND      MASSACHUSETTS
   FUND          FUND            FUND         FUND         FUND          FUND               FUND
$10,609       $10,177         $20,173      $10,163      $12,076       $14,656            $14,585

OTHER - These funds and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief
Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended September 30,
2006, the fee paid to Tarantino LLC amounted to the following:

ALABAMA      ARKANSAS      CALIFORNIA      FLORIDA      GEORGIA      MARYLAND      MASSACHUSETTS
   FUND          FUND            FUND         FUND         FUND          FUND               FUND
   $220          $338            $976         $213         $155          $346               $592

MFS has agreed to reimburse the funds for a portion of the payments made by each fund to Tarantino LLC in the following amounts, which are shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

ALABAMA      ARKANSAS      CALIFORNIA      FLORIDA      GEORGIA      MARYLAND      MASSACHUSETTS
   FUND          FUND            FUND         FUND         FUND          FUND               FUND
   $220          $338            $976         $213         $155          $346               $592

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations were as follows:

                        ALABAMA       ARKANSAS     CALIFORNIA       FLORIDA       GEORGIA       MARYLAND    MASSACHUSETTS
                           FUND           FUND           FUND          FUND          FUND           FUND             FUND
Purchases            $4,167,303     $8,866,318    $32,794,356    $3,218,605    $1,247,529    $14,767,816       $4,456,821
-------------------------------------------------------------------------------------------------------------------------
Sales                $6,753,348    $10,110,438    $28,664,516    $7,444,675    $3,231,781    $17,129,859      $10,491,250
-------------------------------------------------------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The Trust's Declaration permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest.
Transactions in each funds' shares were as follows:

                                           ALABAMA FUND                                            ARKANSAS FUND
                     -------------------------------------------------------    ---------------------------------------------------
                          SIX MONTHS ENDED                YEAR ENDED               SIX MONTHS ENDED               YEAR ENDED
                              9/30/06                       3/31/06                     9/30/06                    3/31/06
                     -------------------------    --------------------------    ------------------------  -------------------------
                       SHARES        AMOUNT          SHARES        AMOUNT        SHARES       AMOUNT        SHARES        AMOUNT
Shares sold
  Class A               313,951     $3,284,820        453,164     $4,807,670     621,818    $6,232,096     1,098,066    $11,184,396
  Class B                20,141        210,372         47,894        508,335      38,286       382,846       127,141      1,292,625
-----------------------------------------------------------------------------------------------------------------------------------
                        334,092     $3,495,192        501,058     $5,316,005     660,104    $6,614,942     1,225,207    $12,477,021

Shares issued to
shareholders in
reinvestment of
distributions
  Class A                87,029       $909,508        183,725     $1,948,887     153,862    $1,541,296       306,870     $3,122,224
  Class B                12,535        130,952         27,249        289,073      11,612       116,468        24,788        252,510
-----------------------------------------------------------------------------------------------------------------------------------
                         99,564     $1,040,460        210,974     $2,237,960     165,474    $1,657,764       331,658     $3,374,734

Shares reacquired
  Class A              (502,533)   $(5,247,901)      (842,942)   $(8,923,169)   (762,426)  $(7,632,526)   (1,743,455)  $(17,710,230)
  Class B              (169,279)    (1,765,462)      (213,823)    (2,267,688)   (117,948)   (1,184,194)     (198,441)    (2,020,468)
-----------------------------------------------------------------------------------------------------------------------------------
                       (671,812)   $(7,013,363)    (1,056,765)  $(11,190,857)   (880,374)  $(8,816,720)   (1,941,896)  $(19,730,698)

Net change
  Class A              (101,553)   $(1,053,573)      (206,053)   $(2,166,612)     13,254      $140,866      (338,519)   $(3,403,610)
  Class B              (136,603)    (1,424,138)      (138,680)    (1,470,280)    (68,050)     (684,880)      (46,512)      (475,333)
-----------------------------------------------------------------------------------------------------------------------------------
                       (238,156)   $(2,477,711)      (344,733)   $(3,636,892)    (54,796)    $(544,014)     (385,031)   $(3,878,943)

                                         CALIFORNIA FUND                                            FLORIDA FUND
                     -------------------------------------------------------    ---------------------------------------------------
                          SIX MONTHS ENDED                YEAR ENDED               SIX MONTHS ENDED               YEAR ENDED
                              9/30/06                       3/31/06                     9/30/06                    3/31/06
                     -------------------------    --------------------------    ----------------------    -------------------------
                       SHARES        AMOUNT          SHARES        AMOUNT        SHARES       AMOUNT        SHARES        AMOUNT
Shares sold
  Class A             5,348,536    $31,179,249      5,540,422    $32,768,817     429,511    $4,302,453     1,343,743    $13,639,634
  Class B               208,805      1,217,297        341,572      2,022,416      35,097       351,654       116,876      1,188,551
  Class C               197,488      1,155,780        501,717      2,981,705          --            --            --             --
-----------------------------------------------------------------------------------------------------------------------------------
                      5,754,829    $33,552,326      6,383,711    $37,772,938     464,608    $4,654,107     1,460,619    $14,828,185

Shares issued to
shareholders in
reinvestment of
distributions
  Class A               613,604     $3,575,164      1,269,372     $7,511,470      76,448      $767,536       142,752     $1,450,063
  Class B               111,251        648,539        262,673      1,555,229      11,452       114,949        27,817        282,641
  Class C                55,175        322,503        129,873        771,330          --            --            --             --
-----------------------------------------------------------------------------------------------------------------------------------
                        780,030     $4,546,206      1,661,918     $9,838,029      87,900      $882,485       170,569     $1,732,704

Shares reacquired
  Class A            (3,604,464)  $(21,019,461)    (7,053,114)  $(41,766,637)   (642,782)  $(6,448,118)   (1,327,818)  $(13,490,043)
  Class B            (1,342,401)    (7,819,295)    (2,363,896)   (14,014,351)   (296,996)   (2,976,634)     (476,733)    (4,836,416)
  Class C              (420,022)    (2,455,413)    (1,149,084)    (6,808,954)         --            --            --             --
-----------------------------------------------------------------------------------------------------------------------------------
                     (5,366,887)  $(31,294,169)   (10,566,094)  $(62,589,942)   (939,778)  $(9,424,752)   (1,804,551)  $(18,326,459)

Net change
  Class A             2,357,676    $13,734,952       (243,320)   $(1,486,350)   (136,823)  $(1,378,129)      158,677     $1,599,654
  Class B            (1,022,345)    (5,953,459)    (1,759,651)   (10,436,706)   (250,447)   (2,510,031)     (332,040)    (3,365,224)
  Class C              (167,359)      (977,130)      (517,494)    (3,055,919)         --            --            --             --
-----------------------------------------------------------------------------------------------------------------------------------
                      1,167,972     $6,804,363     (2,520,465)  $(14,978,975)   (387,270)  $(3,888,160)     (173,363)   $(1,765,570)

                                           GEORGIA FUND                                       MARYLAND FUND
                     -------------------------------------------------------    ---------------------------------------------------
                          SIX MONTHS ENDED                YEAR ENDED               SIX MONTHS ENDED               YEAR ENDED
                              9/30/06                       3/31/06                     9/30/06                    3/31/06
                     -------------------------    --------------------------    ----------------------    -------------------------
                       SHARES        AMOUNT          SHARES        AMOUNT        SHARES       AMOUNT        SHARES        AMOUNT
Shares sold
  Class A               170,269     $1,844,244        460,892     $5,066,357     397,097    $4,470,960       730,679     $8,394,007
  Class B                12,305        133,540         28,232        312,944      43,482       487,684        83,527        958,062
-----------------------------------------------------------------------------------------------------------------------------------
                        182,574     $1,977,784        489,124     $5,379,301     440,579    $4,958,644       814,206     $9,352,069

Shares issued to
shareholders in
reinvestment of
distributions
  Class A                66,922       $723,083        137,577     $1,511,329     131,868    $1,483,563       299,543     $3,427,995
  Class B                 8,530         92,471         20,316        223,644      18,748       210,805        48,765        557,986
-----------------------------------------------------------------------------------------------------------------------------------
                         75,452       $815,554        157,893     $1,734,973     150,616    $1,694,368       348,308     $3,985,981

Shares reacquired
  Class A              (285,738)   $(3,083,819)      (655,008)   $(7,177,983)   (529,852)  $(5,958,339)   (1,610,274)  $(18,401,179)
  Class B              (103,495)    (1,118,773)      (350,537)    (3,854,834)   (200,296)   (2,253,343)     (505,608)    (5,810,178)
-----------------------------------------------------------------------------------------------------------------------------------
                       (389,233)   $(4,202,592)    (1,005,545)  $(11,032,817)   (730,148)  $(8,211,682)   (2,115,882)  $(24,211,357)

Net change
  Class A               (48,547)     $(516,492)       (56,539)     $(600,297)       (887)      $(3,816)     (580,052)   $(6,579,177)
  Class B               (82,660)      (892,762)      (301,989)    (3,318,246)   (138,066)   (1,554,854)     (373,316)    (4,294,130)
-----------------------------------------------------------------------------------------------------------------------------------
                       (131,207)   $(1,409,254)      (358,528)   $(3,918,543)   (138,953)  $(1,558,670)     (953,368)  $(10,873,307)

                                        MASSACHUSETTS FUND
                     -------------------------------------------------------
                          SIX MONTHS ENDED                YEAR ENDED
                              9/30/06                       3/31/06
                     -------------------------    --------------------------
                       SHARES        AMOUNT          SHARES        AMOUNT
Shares sold
  Class A               693,000     $7,773,612      1,762,892    $20,057,220
  Class B                51,764        580,672        181,196      2,072,498
----------------------------------------------------------------------------
                        744,764     $8,354,284      1,944,088    $22,129,718

Shares issued to
shareholders in
reinvestment of
distributions
  Class A               184,338     $2,067,220        405,376    $4,607,951
  Class B                33,135        372,232         81,697       930,076
-------------------------------------------------------------------------------
                        217,473     $2,439,452        487,073    $5,538,027

Shares reacquired
  Class A            (1,092,691)  $(12,236,563)    (3,187,918)  $(36,274,707)
  Class B              (324,427)    (3,639,434)      (575,954)   (6,568,954)
-------------------------------------------------------------------------------
                     (1,417,118)  $(15,875,997)    (3,763,872)  $(42,843,661)

Net change
  Class A              (215,353)   $(2,395,731)    (1,019,650)  $(11,609,536)
  Class B              (239,528)    (2,686,530)      (313,061)    (3,566,380)
-------------------------------------------------------------------------------
                       (454,881)   $(5,082,261)    (1,332,711)  $(15,175,916)

(6) LINE OF CREDIT

Each fund and other affiliated funds participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, these funds and other affiliated funds have established uncommitted borrowing arrangements with certain brokers. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. The interest expense incurred and commitment fee allocated to each fund for the six months ended
September 30, 2006 is included in miscellaneous expense on the Statement of Operations as follows:

                      ALABAMA      ARKANSAS      CALIFORNIA      FLORIDA      GEORGIA      MARYLAND      MASSACHUSETTS
                         FUND          FUND            FUND         FUND         FUND          FUND               FUND
Commitment Fee           $263          $404          $1,162         $254         $186          $413               $707
Interest Expense           --            --              --           --           --            --                 --

(7) CONCENTRATION OF CREDIT RISK

Since each fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. The risk associated with such factors is mitigated by the fact that a percentage of securities in a portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. At
September 30, 2006, the percentage of holdings that carried such enhancements were as follows:

                      ALABAMA      ARKANSAS      CALIFORNIA      FLORIDA      GEORGIA      MARYLAND      MASSACHUSETTS
                         FUND          FUND            FUND         FUND         FUND          FUND               FUND
Total:                 69.93%        74.18%          49.28%       61.51%       50.04%        30.21%             47.10%

For each fund, the greatest exposure to any one institution or agency did not exceed the following percentages of total investments as of September 30, 2006:

                      ALABAMA      ARKANSAS      CALIFORNIA      FLORIDA      GEORGIA      MARYLAND      MASSACHUSETTS
                         FUND          FUND            FUND         FUND         FUND          FUND               FUND
Single Insurer:        37.03%        21.93%          13.21%       25.61%       15.36%        11.81%             13.22%

BOARD REVIEW OF INVESTMENT

ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of each Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Funds and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2006 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreements for the Funds and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Funds' investment advisory agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreements, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for each Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreements and other arrangements with the Funds.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Funds for various time periods ended December 31, 2005 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("MFS peer funds"),
(ii) information provided by Lipper Inc. on the Funds' advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of MFS peer funds, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Funds, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Funds and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Funds and other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreements with the Funds was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Funds and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed each Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of each Fund's Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2005, which the Trustees believed was a long enough period to reflect differing market conditions.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Funds' performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreements, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of each Fund's advisory fee, the Trustees considered, among other information, each Fund's advisory fee and the total expense ratio of each Fund's Class A shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered whether the Funds were subject to any fee waivers or reductions or expense limitations. The Trustees considered that MFS observes an advisory fee reduction that will remain in effect for each Fund through February 28, 2009 as part of MFS's settlement with the New York Attorney General concerning market timing and related matters.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Funds in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Funds, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Funds are subject in comparison to institutional accounts.

The Trustees also considered whether each Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that each Fund's advisory fee rate schedule is not currently subject to any breakpoints. Taking into account the advisory fee reduction noted above, the Trustees determined not to recommend any advisory fee breakpoints for the Funds at this time.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to each Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Funds and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreements, that the advisory fees charged to each Fund represent reasonable compensation in light of the services being provided by MFS to the Funds.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Funds. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Funds of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Funds by MFS and its affiliates under agreements and plans other than the investment advisory agreements, including any 12b-1 fees the Funds pay to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Funds' behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Funds' portfolio brokerage commissions, if applicable, to pay for investment research (excluding third-party research, for which MFS pays directly) and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Funds.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that each Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2006.

MFS ALABAMA MUNICIPAL BOND FUND

The Fund's Class A performance was in the 3rd quintile relative to the other funds in the universe for the three-year period ended December 31, 2005 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's Class A shares was in the 3rd quintile for the one-year period and the 2nd quintile for the five- year period ended December 31, 2005 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In assessing the reasonableness of the Fund's advisory fee, the Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate (taking into account the advisory fee reduction) was lower than the Lipper expense group median, and the Fund's total expense ratio was approximately at the Lipper expense group median.

MFS ARKANSAS MUNICIPAL BOND FUND

The Fund's Class A performance was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2005 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's Class A shares was in the 2nd quintile for the one-year period and the 1st quintile for the five- year period ended December 31, 2005 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In assessing the reasonableness of the Fund's advisory fee, the Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate (taking into account the advisory fee reduction) and total expense ratio were each lower than the Lipper expense group median.

MFS CALIFORNIA MUNICIPAL BOND FUND

The Fund's Class A performance was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2005 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's Class A shares was in the 2nd quintile for the one-year period and the 1st quintile for the five- year period ended December 31, 2005 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In assessing the reasonableness of the Fund's advisory fee, the Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate (taking into account the advisory fee reduction) and total expense ratio were each lower than the Lipper expense group median.

MFS FLORIDA MUNICIPAL BOND FUND

The Fund's Class A performance was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2005 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's Class A shares was in the 2nd quintile for the one-year period and the 1st quintile for the five- year period ended December 31, 2005 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In assessing the reasonableness of the Fund's advisory fee, the Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate (taking into account the advisory fee reduction) and total expense ratio were each lower than the Lipper expense group median.

MFS GEORGIA MUNICIPAL BOND FUND

The Fund's Class A performance was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2005 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's Class A shares was in the 3rd quintile for the one-year period and the 2nd quintile for the five- year period ended December 31, 2005 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In assessing the reasonableness of the Fund's advisory fee, the Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate (taking into account the advisory fee reduction) was lower than the Lipper expense group median, and the Fund's total expense ratio was approximately at the Lipper expense group median.

MFS MARYLAND MUNICIPAL BOND FUND

The Fund's Class A performance was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2005 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's Class A shares was in the 2nd quintile for the one-year period and the 1st quintile for the five- year period ended December 31, 2005 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In assessing the reasonableness of the Fund's advisory fee, the Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate (taking into account the advisory fee reduction) was lower than the Lipper expense group median, and the Fund's total expense ratio was approximately at the Lipper expense group median.

MFS MASSACHUSETTS MUNICIPAL BOND FUND

The Fund's Class A performance was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2005 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's Class A shares was in the 1st quintile for the one-year period and the 2nd quintile for the five- year period ended December 31, 2005 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In assessing the reasonableness of the Fund's advisory fee, the Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate (taking into account the advisory fee reduction) was lower than the Lipper expense group median, and the Fund's total expense ratio was approximately at the Lipper expense group median.

ACCESS TO DISCLOSURES ON MFS WEBSITE

A discussion regarding the Board's most recent review and renewal of each Fund's investment advisory agreement will be available on or before November 1, 2006, by clicking on each Fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how each fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The trust will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The trust's Form N-Q may be reviewed and copied at the:

                  Public Reference Room
                  Securities and Exchange Commission
                  100 F Street, NE, Room 1580
                  Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The trust's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

WEB SITE
mfs.com

MFS TALK
1-800-637-8255
24 hours a day

ACCOUNT SERVICE AND
LITERATURE

SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 55824
Boston, MA
02205-5824

OVERNIGHT MAIL
MFS Service Center, Inc.
500 Boylston Street
Boston, MA 02116-3741

-------------------------------------------------------------------------------
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less clutter in your mailbox (not to mention help your fund save printing and postage costs).

SIGN UP: If your account is registered with us, simply go to mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement
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-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

9/30/06 Semiannual Report


MFS(R) MUNICIPAL SERIES TRUST
For the states of: Mississippi, New York,
North Carolina, Pennsylvania, South Carolina,
Tennessee, Virginia, and West Virginia
                                                                     MSTB-SEM

MFS(R) Municipal Series Trust

Mississippi, New York, North Carolina, Pennsylvania,
South Carolina, Tennessee, Virginia, and West Virginia

LETTER FROM THE CEO                1
------------------------------------
PORTFOLIO COMPOSITION              2
------------------------------------
EXPENSE TABLES                     5
------------------------------------
PORTFOLIO OF INVESTMENTS           8
------------------------------------
STATEMENTS OF ASSETS AND
LIABILITIES                       41
------------------------------------
STATEMENTS OF OPERATIONS          45
------------------------------------
STATEMENTS OF CHANGES IN NET
ASSETS                            47
------------------------------------
FINANCIAL HIGHLIGHTS              50
------------------------------------
NOTES TO FINANCIAL STATEMENTS     69
------------------------------------
BOARD REVIEW OF INVESTMENT
ADVISORY AGREEMENT                79
------------------------------------
PROXY VOTING POLICIES AND
INFORMATION                       83
------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE    83
------------------------------------
CONTACT INFORMATION       BACK COVER
------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

-------------------------------------------------------------------------------
                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
          NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
-------------------------------------------------------------------------------

[Photo of Robert J. Manning]

LETTER FROM THE CEO

Dear Shareholders:

    What a difference a year can make. By the end of 2005, the Dow Jones Industrial Average had lost value over the course of the year, as stocks were beaten back by a myriad of investor worries, including a spike in oil prices, a rise in interest rates, and political uncertainty in the Middle East.

    Fast forward to 2006, and we have seen a dramatically different picture. While there were some fluctuations in the global markets in the first half of the year, the second half of 2006 has, so far, been good to many investors. Oil prices retreated, boosting consumer confidence, and interest rates have held steady. U.S. stock markets responded favorably to this news, as the Dow reached a record high in October, passing the 12,000 mark.

    What does all of this mean for you? If you're focused on a long-term investment strategy, the high points in the road -- and the bumps -- should not necessarily dictate portfolio action on your part. Markets are inherently cyclical, and we firmly believe that investors who remain committed to a long-term investment strategy are more likely to achieve their goals than those who consistently chase short-term performance.

    At MFS(R), our unique teamwork approach to managing money and our global research platform support an unwavering focus on helping you realize your long-term financial goals. We believe in a three-pronged investment strategy of allocating your holdings across major asset classes, diversifying within each class, and rebalancing regularly. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience -- two traits that are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    November 15, 2006

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

MFS(R) Mississippi Municipal Bond Fund

              PORTFOLIO STRUCTURE(i)

              Municipal Bonds                          99.1%
              Cash & Other Net Assets                   0.9%

              TOP FIVE INDUSTRIES (i)

              Healthcare Revenue - Hospitals           17.8%
              ----------------------------------------------
              State & Local Agencies                   14.6%
              ----------------------------------------------
              Water & Sewer Utility Revenue            12.7%
              ----------------------------------------------
              General Obligations - General Purpose    12.3%
              ----------------------------------------------
              Universities - Colleges                  11.4%
              ----------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                      78.5%
              ----------------------------------------------
              AA                                        2.4%
              ----------------------------------------------
              A                                         7.0%
              ----------------------------------------------
              BBB                                       9.9%
              ----------------------------------------------
              Not Rated                                 2.2%
              ----------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)                       6.5
              ----------------------------------------------
              Average Life (m)                     14.7 yrs.
              ----------------------------------------------
              Average Maturity (m)                 16.2 yrs.
              ----------------------------------------------
              Average Credit Quality of Rated
              Securities (long-term) (a)                 AA+
              ----------------------------------------------
              Average Credit Quality of Rated
              Securities (short-term) (a)                A-1
              ----------------------------------------------

MFS(R) New York Municipal Bond Fund

              PORTFOLIO STRUCTURE(i)

              Municipal Bonds                            98.6%
              Cash & Other Net Assets                     1.4%


              TOP FIVE INDUSTRIES (i)

              State & Local Agencies                     12.7%
              ------------------------------------------------
              Water & Sewer Utility Revenue              10.3%
              ------------------------------------------------
              Toll Roads                                  8.9%
              ------------------------------------------------
              Transportation - Special Tax                8.6%
              ------------------------------------------------
              General Obligations - General Purpose       7.5%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                        43.4%
              ------------------------------------------------
              AA                                         19.7%
              ------------------------------------------------
              A                                          19.3%
              ------------------------------------------------
              BBB                                        10.4%
              ------------------------------------------------
              BB                                          1.4%
              ------------------------------------------------
              B                                           1.0%
              ------------------------------------------------
              Not Rated                                   4.8%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)                         6.6
              ------------------------------------------------
              Average Life (m)                       15.1 yrs.
              ------------------------------------------------
              Average Maturity (m)                   16.6 yrs.
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (long-term) (a)                    AA
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (short-term) (a)                  A-1
              ------------------------------------------------

MFS(R) North Carolina Municipal Bond Fund

PORTFOLIO STRUCTURE(i)

              Municipal Bonds                            99.0%
              Cash & Other Net Assets                     1.0%


              TOP FIVE INDUSTRIES (i)

              Healthcare Reveunue - Hospitals            21.7%
              ------------------------------------------------
              Utilities - Municipal Owned                13.9%
              ------------------------------------------------
              Universities - Colleges                    10.5%
              ------------------------------------------------
              Water & Sewer Utility Revenue               8.7%
              ------------------------------------------------
              State & Agency - Other                      8.3%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                        41.5%
              ------------------------------------------------
              AA                                         32.6%
              ------------------------------------------------
              A                                           8.0%
              ------------------------------------------------
              BBB                                        16.7%
              ------------------------------------------------
              Not Rated                                   1.2%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)                         5.8
              ------------------------------------------------
              Average Life (m)                       14.0 yrs.
              ------------------------------------------------
              Average Maturity (m)                   15.3 yrs.
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (long-term) (a)                    AA
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (short-term) (a)                  A-1
              ------------------------------------------------

MFS(R) Pennsylvania Municipal Bond Fund

PORTFOLIO STRUCTURE(i)

              Municipal Bonds                            97.4%
              Cash & Other Net Assets                     2.6%


              TOP FIVE INDUSTRIES (i)

              General Obligations - Schools              21.1%
              ------------------------------------------------
              Universities - Colleges                    12.4%
              ------------------------------------------------
              Healthcare Revenue - Hospitals             11.4%
              ------------------------------------------------
              Water & Sewer Utility Revenue               9.6%
              ------------------------------------------------
              General Obligations - General Purpose       6.7%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                        66.2%
              ------------------------------------------------
              AA                                         15.1%
              ------------------------------------------------
              A                                           6.2%
              ------------------------------------------------
              BBB                                         9.2%
              ------------------------------------------------
              BB                                          0.6%
              ------------------------------------------------
              B                                           0.7%
              ------------------------------------------------
              Not Rated                                   2.0%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)                         6.5
              ------------------------------------------------
              Average Life (m)                       16.8 yrs.
              ------------------------------------------------
              Average Maturity (m)                   17.8 yrs.
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (long-term) (a)                    AA
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (short-term) (a)                  A-1
              ------------------------------------------------

MFS(R) South Carolina Municipal Bond Fund

              PORTFOLIO STRUCTURE(i)

              Municipal Bonds                            99.1%
              Cash & Other Net Assets                     0.9%

              TOP FIVE INDUSTRIES (i)

              Healthcare Revenue - Hospitals             21.4%
              ------------------------------------------------
              Water & Sewer Utility Revenue              12.0%
              ------------------------------------------------
              Universities - Colleges                    11.9%
              ------------------------------------------------
              Utilities - Municipal Owned                10.5%
              ------------------------------------------------
              General Obligations - Schools              10.3%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                        73.9%
              ------------------------------------------------
              AA                                         12.7%
              ------------------------------------------------
              A                                           5.9%
              ------------------------------------------------
              BBB                                         4.8%
              ------------------------------------------------
              B                                           0.6%
              ------------------------------------------------
              Not Rated                                   2.1%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)                         6.6
              ------------------------------------------------
              Average Life (m)                       17.9 yrs.
              ------------------------------------------------
              Average Maturity (m)                   18.8 yrs.
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (long-term) (a)                   AA+
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (short-term) (a)                  A-1
              ------------------------------------------------

MFS(R) Tennessee Municipal Bond Fund

              PORTFOLIO STRUCTURE(i)

              Municipal Bonds                            98.1%
              Cash & Other Net Assets                     1.9%

              TOP FIVE INDUSTRIES (i)

              Water & Sewer Utility Revenue              19.0%
              ------------------------------------------------
              Healthcare Revenue - Hospitals             14.4%
              ------------------------------------------------
              Single Family Housing - State              13.3%
              ------------------------------------------------
              General Obligations - Schools              13.2%
              ------------------------------------------------
              Utilities - Municipal Owned                 7.2%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                        58.2%
              ------------------------------------------------
              AA                                         29.8%
              ------------------------------------------------
              A                                           4.4%
              ------------------------------------------------
              BBB                                         4.6%
              ------------------------------------------------
              B                                           0.9%
              ------------------------------------------------
              Not Rated                                   2.1%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)                         5.6
              ------------------------------------------------
              Average Life (m)                       12.6 yrs.
              ------------------------------------------------
              Average Maturity (m)                   15.6 yrs.
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (long-term) (a)                   AA+
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (short-term) (a)                  A-1
              ------------------------------------------------

MFS(R) Virginia Municipal Bond Fund

              PORTFOLIO STRUCTURE(i)

              Municipal Bonds                             97.9%
              Cash & Other Net Assets                      2.1%

              TOP FIVE INDUSTRIES (i)

              State & Local Agencies                      20.7%
              -------------------------------------------------
              General Obligations - Improvement           13.2%
              -------------------------------------------------
              Healthcare Revenue - Hospitals              12.7%
              -------------------------------------------------
              Water & Sewer Utility Revenue                9.4%
              -------------------------------------------------
              Airport & Port Revenue                       8.7%
              -------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                         49.4%
              -------------------------------------------------
              AA                                          25.2%
              -------------------------------------------------
              A                                           12.5%
              -------------------------------------------------
              BBB                                          6.0%
              -------------------------------------------------
              BB                                           1.2%
              -------------------------------------------------
              B                                            1.6%
              -------------------------------------------------
              Not Rated                                    4.1%
              -------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)                          5.7
              -------------------------------------------------
              Average Life (m)                        14.0 yrs.
              -------------------------------------------------
              Average Maturity (m)                    16.0 yrs.
              -------------------------------------------------
              Average Credit Quality of Rated
              Securities (long-term) (a)                     AA
              -------------------------------------------------
              Average Credit Quality of Rated
              Securities (short-term) (a)                   A-1
              -------------------------------------------------


MFS(R) West Virginia Municipal Bond Fund

              PORTFOLIO STRUCTURE(i)

              Municipal Bonds                            98.8%
              Cash & Other Net Assets                     1.2%

              TOP FIVE INDUSTRIES (i)

              General Obligations - General Purpose      22.9%
              ------------------------------------------------
              State & Local Agencies                     21.5%
              ------------------------------------------------
              Universities - Colleges                    21.1%
              ------------------------------------------------
              Water & Sewer Utility Revenue               9.5%
              ------------------------------------------------
              Healthcare Revenue - Hospitals              5.5%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                        78.1%
              ------------------------------------------------
              AA                                          6.5%
              ------------------------------------------------
              A                                           9.6%
              ------------------------------------------------
              BBB                                         4.0%
              ------------------------------------------------
              BB                                          0.2%
              ------------------------------------------------
              B                                           0.6%
              ------------------------------------------------
              Not Rated                                   1.0%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)                         6.1
              ------------------------------------------------
              Average Life (m)                       15.2 yrs.
              ------------------------------------------------
              Average Maturity (m)                   16.3 yrs.
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (long-term) (a)                   AA+
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (short-term) (a)                  A-1
              ------------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent expo sure from any derivative holdings, if applicable.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the "AAA"-rating category. Percentages are based on the total market value of investments as of 09/30/06.

Percentages are based on net assets as of 09/30/06, unless otherwise noted.

The portfolios are actively managed and current holdings may be different.

EXPENSE TABLES

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD, APRIL 1, 2006, THROUGH SEPTEMBER 30, 2006.

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2006 through September 30, 2006.

ACTUAL EXPENSES

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

MFS(R) MISSISSIPPI MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period (p)
                           Expense   Account Value   Account Value     4/01/06-
Share Class                 Ratio       4/01/06        9/30/06         9/30/06
--------------------------------------------------------------------------------
          Actual            0.62%     $1,000.00      $1,033.80          $3.16
     A  ------------------------------------------------------------------------
          Hypothetical (h)  0.62%     $1,000.00      $1,021.96          $3.14
--------------------------------------------------------------------------------
          Actual            1.38%     $1,000.00      $1,029.90          $7.02
     B  ------------------------------------------------------------------------
          Hypothetical (h)  1.38%     $1,000.00      $1,018.15          $6.98
--------------------------------------------------------------------------------

MFS(R) NEW YORK MUNICIPAL BOND FUND
-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period (p)
                           Expense   Account Value   Account Value     4/01/06-
Share Class                 Ratio       4/01/06        9/30/06         9/30/06
--------------------------------------------------------------------------------
          Actual            0.82%     $1,000.00      $1,033.00         $4.18
     A  ------------------------------------------------------------------------
          Hypothetical (h)  0.82%     $1,000.00      $1,020.96         $4.15
--------------------------------------------------------------------------------
          Actual            1.57%     $1,000.00      $1,029.20         $7.99
     B  ------------------------------------------------------------------------
          Hypothetical (h)  1.57%     $1,000.00      $1,017.20         $7.94
--------------------------------------------------------------------------------
          Actual            1.58%     $1,000.00      $1,029.10         $8.04
     C  ------------------------------------------------------------------------
          Hypothetical (h)  1.58%     $1,000.00      $1,017.15         $7.99
--------------------------------------------------------------------------------

MFS(R) NORTH CAROLINA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period (p)
                           Expense   Account Value   Account Value     4/01/06-
Share Class                 Ratio       4/01/06        9/30/06         9/30/06
--------------------------------------------------------------------------------
          Actual            0.87%     $1,000.00      $1,030.10          $4.43
     A  ------------------------------------------------------------------------
          Hypothetical (h)  0.87%     $1,000.00      $1,020.71          $4.41
--------------------------------------------------------------------------------
          Actual            1.53%     $1,000.00      $1,027.60          $7.78
     B  ------------------------------------------------------------------------
          Hypothetical (h)  1.53%     $1,000.00      $1,017.40          $7.74
--------------------------------------------------------------------------------
          Actual            1.52%     $1,000.00      $1,027.60          $7.73
     C  ------------------------------------------------------------------------
          Hypothetical (h)  1.52%     $1,000.00      $1,017.45          $7.69
--------------------------------------------------------------------------------

MFS(R) PENNSYLVANIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period (p)
                           Expense   Account Value   Account Value     4/01/06-
Share Class                 Ratio       4/01/06        9/30/06         9/30/06
--------------------------------------------------------------------------------
          Actual            0.60%     $1,000.00       $1,032.20         $3.06
     A  ------------------------------------------------------------------------
          Hypothetical (h)  0.60%     $1,000.00       $1,022.06         $3.04
--------------------------------------------------------------------------------
          Actual            1.36%     $1,000.00       $1,028.30         $6.92
     B  ------------------------------------------------------------------------
          Hypothetical (h)  1.36%     $1,000.00       $1,018.25         $6.88
--------------------------------------------------------------------------------

MFS(R) SOUTH CAROLINA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period (p)
                           Expense   Account Value   Account Value     4/01/06-
Share Class                 Ratio       4/01/06        9/30/06         9/30/06
--------------------------------------------------------------------------------
          Actual            0.90%      $1,000.00      $1,029.30         $4.58
     A  ------------------------------------------------------------------------
          Hypothetical (h)  0.90%      $1,000.00      $1,020.56         $4.56
--------------------------------------------------------------------------------
          Actual            1.56%      $1,000.00      $1,026.00         $7.92
     B  ------------------------------------------------------------------------
          Hypothetical (h)  1.56%      $1,000.00      $1,017.25         $7.89
--------------------------------------------------------------------------------

MFS(R) TENNESSEE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period (p)
                           Expense   Account Value   Account Value     4/01/06-
Share Class                 Ratio       4/01/06        9/30/06         9/30/06
--------------------------------------------------------------------------------
          Actual            0.93%     $1,000.00        $1,028.80         $4.73
     A  ------------------------------------------------------------------------
          Hypothetical (h)  0.93%     $1,000.00        $1,020.41         $4.71
--------------------------------------------------------------------------------
          Actual            1.58%     $1,000.00        $1,024.50         $8.02
     B  ------------------------------------------------------------------------
          Hypothetical (h)  1.58%     $1,000.00        $1,017.15         $7.99
--------------------------------------------------------------------------------

MFS(R) VIRGINIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period (p)
                           Expense   Account Value   Account Value     4/01/06-
Share Class                 Ratio       4/01/06        9/30/06         9/30/06
--------------------------------------------------------------------------------
          Actual            0.88%     $1,000.00      $1,028.90          $4.48
     A  ------------------------------------------------------------------------
          Hypothetical (h)  0.88%     $1,000.00      $1,020.66          $4.46
--------------------------------------------------------------------------------
          Actual            1.54%     $1,000.00      $1,025.60          $7.82
     B  ------------------------------------------------------------------------
          Hypothetical (h)  1.54%     $1,000.00      $1,017.35          $7.79
--------------------------------------------------------------------------------
          Actual            1.53%     $1,000.00      $1,025.60          $7.77
     C  ------------------------------------------------------------------------
          Hypothetical (h)  1.53%     $1,000.00      $1,017.40          $7.74
--------------------------------------------------------------------------------

MFS(R) WEST VIRGINIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period (p)
                           Expense   Account Value   Account Value     4/01/06-
Share Class                 Ratio       4/01/06        9/30/06         9/30/06
--------------------------------------------------------------------------------
          Actual            0.91%     $1,000.00       $1,029.70         $4.63
     A  ------------------------------------------------------------------------
          Hypothetical (h)  0.91%     $1,000.00       $1,020.51         $4.61
--------------------------------------------------------------------------------
          Actual            1.56%     $1,000.00       $1,027.20         $7.93
     B  ------------------------------------------------------------------------
          Hypothetical (h)  1.56%     $1,000.00       $1,017.25         $7.89
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
9/30/06  (unaudited)

MFS(R) MISSISSIPPI MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 98.0%
------------------------------------------------------------------------------------------------------------
ISSUER                                                                       SHARES/PAR            VALUE ($)
------------------------------------------------------------------------------------------------------------
Airport and Port Revenue - 1.9%
------------------------------------------------------------------------------------------------------------
Jackson, MS, Municipal Airport Authority,
Airport Rev., "A", AMBAC, 5%, 2031                                         $  1,510,000         $  1,589,290
------------------------------------------------------------------------------------------------------------
General Obligations - General Purpose - 12.2%
------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Public Improvement, "A", 5.25%, 2027          $    800,000         $    858,592
Commonwealth of Puerto Rico, ROLS, FGIC, 7.553%, 2016 (v)(z)                  3,110,000            3,996,537
Hinds County, MS, MBIA, 6.25%, 2010                                           1,660,000            1,798,743
Hinds County, MS, MBIA, 6.25%, 2011                                           1,285,000            1,418,203
Mississippi Development Bank Special
Obligations (Jackson, Mississippi) FSA, 5.25%, 2020                             620,000              696,372
Mississippi Development Bank Special
Obligations, Harrison County Mississippi Highway Construction, "N",
FGIC, 5%, 2026                                                                1,000,000            1,053,640
Puerto Rico Commonwealth Public Improvement, "A", CIFG, 5%, 2025                500,000              532,290
------------------------------------------------------------------------------------------------------------
                                                                                                $ 10,354,377
------------------------------------------------------------------------------------------------------------
General Obligations - Improvement - 2.3%
------------------------------------------------------------------------------------------------------------
Mississippi Capital Improvement, "I", 6%, 2009 (c)                         $  1,000,000         $  1,070,140
Puerto Rico Municipal Finance Agency, RITES, FSA, 7.099%, 2017 (v)(z)           750,000              844,800
------------------------------------------------------------------------------------------------------------
                                                                                                $  1,914,940
------------------------------------------------------------------------------------------------------------
General Obligations - Schools - 5.9%
------------------------------------------------------------------------------------------------------------
Biloxi, MS, Public School District, MBIA, 5%, 2021                         $  1,000,000         $  1,036,580
Jackson, MS, Public School District, "B", AMBAC, 5.75%, 2010 (c)              1,000,000            1,081,590
Jackson, MS, Public School District, "B", AMBAC, 0%, 2022                     2,000,000              886,580
Jackson, MS, Public School District, "B", AMBAC, 0%, 2023                     1,000,000              415,170
Madison County, MS, School District, "A", MBIA, 5.875%, 2009 (c)              1,500,000            1,596,795
------------------------------------------------------------------------------------------------------------
                                                                                                $  5,016,715
------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Hospitals - 17.6%
------------------------------------------------------------------------------------------------------------
Alcorn County, MS, Corinth Hospital Rev. (Magnolia Regional Health
Center), AMBAC, 5.75%, 2013                                                $    885,000         $    894,717
Corinth & Alcorn County, MS, Hospital Rev. (Magnolia Regional
Health Center), 5.5%, 2021                                                      400,000              405,184
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), 5.75%, 2031         500,000              518,383
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital)
MBIA, 6.125%, 2015                                                            2,250,000            2,252,205
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital)
MBIA, 6.2%, 2018                                                              1,000,000            1,001,020
Hinds County, MS, Rev. (Methodist Hospital & Rehabilitation)
AMBAC, 5.6%, 2012                                                             2,055,000            2,146,612
Jones County, MS, Hospital Rev. (South Central Regional Medical
Center), 5.5%, 2007 (c)                                                       1,000,000            1,021,660
Mississippi Development Bank Special Obligations (Adams County
Hospital) FSA, 5.75%, 2016                                                    1,000,000            1,011,450
Mississippi Development Bank Special Obligations (Covington Hospital
Nursing Home), "A", AMBAC, 5%, 2031                                             500,000              522,720
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist
Medical Center) MBIA, 6.5%, 2010                                              1,190,000            1,198,378
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist
Medical Center) MBIA, 6%, 2013                                                  750,000              755,003
Mississippi Hospital Equipment & Facilities Authority Rev.
(Baptist Memorial Healthcare), "B-1", 5%, 2024                                1,000,000            1,030,910
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest
County General Hospital) FSA, 5.625%, 2020                                    1,000,000            1,078,110
Mississippi Hospital Equipment & Facilities Authority Rev.
Refunding & Improvement, Hospital South Central, 5.25%, 2031                    500,000              522,390
Mississippi Hospital Equipment & Facilities
Authority Rev., Refunding & Improvement, Southwest Regional Medical
Center, 5.5%, 2019                                                              250,000              263,798
Mississippi Hospital Equipment & Facilities Authority, Refunding &
Improvement, Southwest Regional Medical Center, 5.75%, 2023                     250,000              265,120
------------------------------------------------------------------------------------------------------------
                                                                                                $ 14,887,660
------------------------------------------------------------------------------------------------------------
Industrial Revenue - Environmental Services - 0.3%
------------------------------------------------------------------------------------------------------------
Mississippi Business Finance Corp. (Solid Waste Management, Inc.),
4.4%, 2027                                                                 $    250,000         $    250,885
------------------------------------------------------------------------------------------------------------
Industrial Revenue - Other - 0.3%
------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority,
Refinery Facilities Rev. (Hovensa Refinery), 5.875%, 2022                  $    210,000         $    228,875
------------------------------------------------------------------------------------------------------------
Industrial Revenue - Paper - 3.3%
------------------------------------------------------------------------------------------------------------
Jones County, MS, Solid Waste Disposal Rev. (International Paper
Co.) "A", 5.8%, 2021                                                       $    500,000         $    514,200
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev.
(Weyerhaeuser Co.), 6.8%, 2022                                                1,250,000            1,525,675
Warren County, MS, Environmental Improvement Rev. (International
Paper Co.), "A", 4.4%, 2015                                                     750,000              737,558
------------------------------------------------------------------------------------------------------------
                                                                                                $  2,777,433
------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue - Entertainment & Tourism - 1.4%
------------------------------------------------------------------------------------------------------------
Mississippi Development Bank, Special Obligation (Diamond Lakes
Utilities), 6.25%, 2017                                                    $  1,150,000         $  1,180,280
------------------------------------------------------------------------------------------------------------
Single Family Housing - State - 6.3%
------------------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., Single Family Rev., "A", GNMA, 6.3%, 2031     $    195,000         $    206,774
Mississippi Home Corp. Rev., Single Family Rev., "A-2", GNMA, 5.3%, 2023        690,000              705,594
Mississippi Home Corp. Rev., Single Family Rev., "A-2", GNMA, 6.95%, 2031       275,000              279,285
Mississippi Home Corp. Rev., Single Family Rev., "A-2", GNMA, 6.5%, 2032        290,000              297,836
Mississippi Home Corp. Rev., Single Family Rev., "B", GNMA, 6.625%, 2027        215,000              216,170
Mississippi Home Corp. Rev., Single Family Rev., "B", GNMA, 5.3%, 2035          785,000              803,455
Mississippi Home Corp. Rev., Single Family Rev., "B-2", GNMA, 6.375%, 2032      485,000              502,649
Mississippi Home Corp. Rev., Single Family Rev., "B-2", GNMA, 6.45%, 2033       520,000              541,029
Mississippi Home Corp. Rev., Single Family Rev., "C", GNMA, 4.95%, 2025         825,000              842,391
Mississippi Home Corp. Rev., Single Family Rev., "F", GNMA, 7.55%, 2027         154,000              162,293
Mississippi Home Corp. Rev., Single Family Rev., GNMA, 6.5%, 2024               825,000              826,427
------------------------------------------------------------------------------------------------------------
                                                                                                $  5,383,903
------------------------------------------------------------------------------------------------------------
State & Local Agencies - 14.4%
------------------------------------------------------------------------------------------------------------
Lamar County, MS, (Jail Project) MBIA, 5.1%, 2021                          $    430,000         $    450,545
Mississippi Development Bank Special
Obligations (Correctional Facilities), "A", AMBAC, 5.125%, 2025               1,000,000            1,056,090
Mississippi Development Bank Special Obligations (DeSoto County
Regional Utility Authority), 5.25%, 2031                                        905,000              951,427
Mississippi Development Bank Special Obligations (Hinds County Public
Improvements), FSA, 5.25%, 2030                                               1,110,000            1,190,519
Mississippi Development Bank Special Obligations (Mississippi, Ltd.
Tax Hospital Rev.), 5.1%, 2020                                                1,000,000            1,046,920
Mississippi Development Bank Special
Obligations (Natchez Mississippi Convention Center) AMBAC, 6%, 2013 (c)         750,000              861,773
Mississippi Development Bank Special Obligations (Public Improvement
Board), 5%, 2023                                                                750,000              754,365
Mississippi Development Bank Special Obligations (Southaven, MS,
Recreation Facilities), 5.875%, 2014                                            375,000              394,500
Mississippi Development Bank Special Obligations (Southaven, MS,
Recreation Facilities), 6.2%, 2020                                              400,000              423,392
Mississippi Development Bank Special Obligations (Tunica County
Building Project), AMBAC, 5%, 2026                                            1,695,000            1,789,886
Mississippi Development Bank Special Obligations (Tupelo
Fairgrounds), "A", AMBAC, 5%, 2017                                              785,000              819,587
Puerto Rico Public Finance Corp., RITES, AMBAC, 6.825%, 2013 (v)(z)             500,000              604,830
Walnut Grove, MS, Correctional Authority, AMBAC, 6%, 2009 (c)                 1,750,000            1,904,140
------------------------------------------------------------------------------------------------------------
                                                                                                $ 12,247,974
------------------------------------------------------------------------------------------------------------
Tax - Other - 1.1%
------------------------------------------------------------------------------------------------------------
Puerto Rico Convention Center, District Authority Hotel Occupancy
Tax Rev., "A", CIFG, 4.5%, 2036                                            $    750,000         $    757,620
Virgin Islands Public Finance Authority Rev., "A", 5.25%, 2024                  135,000              142,289
------------------------------------------------------------------------------------------------------------
                                                                                                $    899,909
------------------------------------------------------------------------------------------------------------
Tobacco - 0.7%
------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico,
5.375%, 2033                                                               $    230,000         $    237,282
Guam Economic Development Authority Tobacco Settlement, "B", 5.5%, 2041         350,000              358,992
------------------------------------------------------------------------------------------------------------
                                                                                                $    596,274
------------------------------------------------------------------------------------------------------------
Transportation - Special Tax - 1.5%
------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations, Madison County
(Road & Bridge) AMBAC, 5.1%, 2013 (c)                                      $  1,175,000         $  1,277,014
------------------------------------------------------------------------------------------------------------
Universities - Colleges - 11.3%
------------------------------------------------------------------------------------------------------------
Jackson State University, Educational Building Corp. Rev.,
(Campus Facilities), "A", FGIC, 5%, 2029                                   $  3,100,000         $  3,230,882
Jackson State University, Educational Building Corp. Rev., (Student
Recreation Center), AMBAC, 5.125%, 2027                                         750,000              787,943
Medical Center, Educational Building Corp. Rev. (University of
Mississippi Medical Center), "B", AMBAC, 5.5%, 2023                           1,000,000            1,159,110
Mississippi State University Educational Building Corp. Rev.,
AMBAC, 5.5%, 2016                                                             1,000,000            1,076,530
Mississippi State University Educational Building Corp. Rev.,
AMBAC, 5%, 2021                                                                 250,000              260,300
Mississippi Valley State University, Educational Building Corp.,
MBIA, 5.5%, 2021                                                                890,000              954,231
University of Mississippi, Educational Building Corp. (Performing
Arts Center), AMBAC, 5.25%, 2009 (c)                                          1,000,000            1,046,080
University of Southern Mississippi, Educational Building Corp.
Rev., "B", FSA, 5%, 2032                                                      1,000,000            1,055,240
------------------------------------------------------------------------------------------------------------
                                                                                                $  9,570,316
------------------------------------------------------------------------------------------------------------
Utilities - Municipal Owned - 4.9%
------------------------------------------------------------------------------------------------------------
Guam Power Authority Rev., RITES, AMBAC, 6.565%, 2013 (v)(z)               $  1,000,000         $  1,123,060
Mississippi Development Bank Special Obligations (Municipal Energy
Agency Power Supply Project), "A", XLCA, 5%, 2026                             1,000,000            1,054,450
Mississippi Development Bank Special Obligations (Okolona Electric
System), 5.2%, 2011 (c)                                                       1,010,000            1,079,357
Puerto Rico Electric Power Authority Rev., "II", 5.25%, 2031                    875,000              922,618
------------------------------------------------------------------------------------------------------------
                                                                                                $  4,179,485
------------------------------------------------------------------------------------------------------------
Water & Sewer Utility Revenue - 12.6%
 -----------------------------------------------------------------------------------------------------------
Harrison County, MS, Wastewater & Solid Waste Management, FGIC,
4.75%, 2027                                                                $  1,000,000         $  1,014,370
Jackson, MS, Water & Sewer Systems Rev., FGIC, 5.25%, 2009 (c)                  420,000              439,904
Mississippi Development Bank Special Obligations (Combined Water
Sewer & Solid Waste Management) FSA, 5.25%, 2021                              1,270,000            1,384,110
Mississippi Development Bank Special Obligations (Combined Water
Sewer & Solid Waste Management) FSA, 5.05%, 2027                              1,610,000            1,716,614
Mississippi Development Bank Special Obligations (Gulfport Water &
Sewer Project) FSA, 5.625%, 2012 (c)                                            500,000              560,495
Mississippi Development Bank Special Obligations (Gulfport Water &
Sewer Project), "A", FGIC, 5.25%, 2012 (c)                                    2,000,000            2,170,760
Mississippi Development Bank Special Obligations (Jackson Water &
Sewer System Project) FSA, 5%, 2029                                           2,000,000            2,091,580
Mississippi Development Bank Special Obligations (Jackson Water &
Sewer System Project), FGIC, 5%, 2032                                           250,000              259,565
Mississippi Development Bank Special Obligations, Grenada, MS,
Water & Sewer Systems Project, "N", FSA, 5%, 2030                             1,000,000            1,052,830
------------------------------------------------------------------------------------------------------------
                                                                                                $ 10,690,228
------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $78,984,502)                                            $ 83,045,558
------------------------------------------------------------------------------------------------------------
Floating Rate Demand Notes - 0.6%
------------------------------------------------------------------------------------------------------------
Jackson County, MS, Pollution Control Rev. (Chevron USA, Inc.),
3.85%, due 10/02/06                                                        $    300,000         $    300,000
Jackson County, MS, Pollution Control Rev. (Chevron USA, Inc.),
3.85%, due 10/02/06                                                             200,000              200,000
------------------------------------------------------------------------------------------------------------
TOTAL FLOATING RATE DEMAND NOTES (IDENTIFIED COST, $500,000)                                    $    500,000
------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $79,484,502) (k)                                            $ 83,545,558
------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 1.4%                                                              1,219,007
------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                             $ 84,764,565
------------------------------------------------------------------------------------------------------------

SWAP AGREEMENTS AT 9/30/06
                                                                                                                    UNREALIZED
                         NOTIONAL                                    CASH FLOWS              CASH FLOWS            APPRECIATION
EXPIRATION                AMOUNT             COUNTERPARTY            TO RECEIVE                TO PAY             (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS
12/01/07              USD  2,000,000        Merrill Lynch            7-Day BMA          2.795% (fixed rate)           $ 17,217
 1/04/19              USD  1,000,000          Citigroup              7-Day BMA          4.307% (fixed rate)            (43,423)
11/09/26              USD    850,000        Goldman Sachs       5.787% (fixed rate)        3-Month LIBOR                52,238
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 26,032
--------------------------------------------------------------------------------------------------------------------------------

At September 30, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

PORTFOLIO OF INVESTMENTS
9/30/06  (unaudited)

MFS(R) NEW YORK MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.5%
ISSUER                                                                       SHARES/PAR            VALUE ($)
------------------------------------------------------------------------------------------------------------
Airport & Port Revenue - 3.6%
------------------------------------------------------------------------------------------------------------
New York, NY, City Industrial Development Agency, Special Facilities
Rev. (Terminal One Group), 5.5%, 2024                                      $  1,000,000         $  1,079,560
Port Authority NY & NJ, (120th Series) MBIA, 5.5%, 2018                       1,500,000            1,538,565
Port Authority NY & NJ, (132nd Series), 5%, 2033                              2,000,000            2,095,300
Port Authority NY & NJ, Special Obligation Rev. (JFK International),
MBIA, 6.25%, 2015                                                             1,000,000            1,175,250
------------------------------------------------------------------------------------------------------------
                                                                                                $  5,888,675
------------------------------------------------------------------------------------------------------------
General Obligations - General Purpose - 7.5%
------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, ROLS, XLCA, 7.483%, 2017 (v)(z)               $  1,350,000         $  1,741,311
Nassau County, NY, Health Systems Rev. (Nassau County), FSA, 6%, 2009 (c)     1,000,000            1,084,200
New York NY, "N", 5%, 2026                                                    1,500,000            1,578,600
New York, NY, "D", 5%, 2028                                                   2,000,000            2,091,820
New York, NY, "A", 6%, 2010 (c)                                                 990,000            1,080,615
New York, NY, "B", 5.375%, 2017                                               1,250,000            1,335,762
New York, NY, "C-1", 5.25%, 2025                                              1,000,000            1,072,420
New York, NY, "G", 5%, 2028                                                   2,000,000            2,092,560
New York, NY, "J", FGIC, 5.5%, 2026                                             200,000              202,790
New York, NY, Unrefunded, "A", 6%, 2019                                          10,000               10,795
------------------------------------------------------------------------------------------------------------
                                                                                                $ 12,290,873
------------------------------------------------------------------------------------------------------------
General Obligations - Improvement - 0.1%
------------------------------------------------------------------------------------------------------------
Erie County, NY, Public Improvement, "A", FGIC, 5%, 2019                   $    140,000         $    147,703
------------------------------------------------------------------------------------------------------------
General Obligations - Schools - 5.6%
------------------------------------------------------------------------------------------------------------
Genesee Valley, NY, Central School District (Angelica Belmont),
FGIC, 5.25%, 2028                                                          $  1,720,000         $  1,862,296
North Babylon, NY, Union Free School District, "A", FGIC, 5.5%, 2018          2,415,000            2,565,455
Port Byron, NY, Central School District, AMBAC, ETM, 7.4%, 2012 (c)             500,000              598,750
Port Byron, NY, Central School District, AMBAC, ETM, 7.4%, 2013 (c)             500,000              613,140
Port Byron, NY, Central School District, AMBAC, ETM, 7.4%, 2014 (c)             500,000              626,325
Port Byron, NY, Central School District, AMBAC, ETM, 7.4%, 2015 (c)             500,000              638,610
Rome, NY, City School District, FSA, 5.5%, 2009 (c)                           1,000,000            1,060,900
Washingtonville, NY, Central School Central District, FGIC, 7.35%, 2008         550,000              585,118
Washingtonville, NY, Central School Central District, FGIC, 7.35%, 2009         550,000              604,010
------------------------------------------------------------------------------------------------------------
                                                                                                $  9,154,604
------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Hospitals - 6.8%
------------------------------------------------------------------------------------------------------------
Chautauqua County, NY, Industrial Development Agency, Civic
Facilities Rev (Women's Christian Assn.), "A", 6.35%, 2017                 $    155,000         $    159,016
Chautauqua County, NY, Industrial Development Agency, Civic
Facilities Rev. (Women's Christian Assn.), "A", 6.4%, 2029                      490,000              499,197
Fulton County, NY, Industrial Development Agency, Civic Facilities
Rev. (Nathan Littauer Hospital), "A", 5.75%, 2009                               615,000              624,822
Monroe County, NY, Industrial Development Agency, Civic Facilities
Rev. (Highland Hospital of Rochester), 5%, 2025                               1,000,000            1,028,680
Nassau County, NY, Industrial Development Agency, Civic Facilities
Rev. (North Shore Health Systems), "D", 5.625%, 2010                            500,000              528,140
New York Dormitory Authority Rev (Montefiore Medical Center), AMBAC,
5.25%, 2019                                                                     785,000              825,687
New York Dormitory Authority Rev. (North Shore Long Island Jewish
Group), 5.5%, 2033                                                              250,000              267,457
New York Dormitory Authority Rev. (White Plains Hospital),
FHA, 5.375%, 2043                                                             1,500,000            1,611,105
New York Dormitory Authority Rev., Non State Supported Debt
(Kaleida Health), FHA, 4.6%, 2027                                             1,000,000            1,015,020
New York Dormitory Authority Rev., Non State Supported Debt (Mt.
Sinai NYU Health), 5.5%, 2026                                                   250,000              254,250
New York Dormitory Authority Rev., Non State Supported Debt (Mt.
Sinai NYU Health), "C", 5.5%, 2026                                              500,000              508,500
New York Dormitory Authority Rev., Non State Supported Debt (NYU
Hospitals Center), "A", 5%, 2026                                                800,000              820,944
New York, NY, Industrial Development Agency, Civic Facilities Rev.
(Staten Island University Hospital), "B", 6.375%, 2031                          495,000              517,018
New York, NY, Health & Hospital Corp. Rev., "A", 5.25%, 2017                    760,000              790,552
Suffolk County, NY, Industrial Development Agency, Civic Facilities
Rev. (Huntington Hospital), "C", 5.875%, 2032                                 1,000,000            1,061,970
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev.
(St. John's Riverside Hospital), "A", 7.125%, 2031                              500,000              538,255
------------------------------------------------------------------------------------------------------------
                                                                                                $ 11,050,613
------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Long Term Care - 0.7%
------------------------------------------------------------------------------------------------------------
East Rochester, NY, Housing Authority Rev. (Woodland Village
Project), 5.5%, 2033                                                       $    400,000         $    405,580
Suffolk County, NY, Industrial Development Agency, Civic Facilities
Rev. (Gurwin Jewish Phase II), 6.7%, 2039                                       385,000              418,430
Westchester County, NY, Industrial Development Agency, Civic
Facilities Rev., Continuing Care Retirement (Kendal On Hudson),
"A", 6.5%, 2034                                                                 300,000              318,615
------------------------------------------------------------------------------------------------------------
                                                                                                $  1,142,625
------------------------------------------------------------------------------------------------------------
Human Services - 0.9%
------------------------------------------------------------------------------------------------------------
Nassau County, NY, Industrial Development Agency, Civic Facility
Rev. (Special Needs Facility), "B-1", 6.5%, 2017                           $    205,000         $    215,426
New York Dormitory Authority Rev. (Jewish Board of Families &
Children), AMBAC, 5%, 2023                                                      695,000              732,732
New York, NY, Industrial Development Agency (PSCH, Inc.), 6.375%, 2033          500,000              534,110
------------------------------------------------------------------------------------------------------------
                                                                                                $  1,482,268
------------------------------------------------------------------------------------------------------------
Industrial Revenue - Airlines - 0.3%
------------------------------------------------------------------------------------------------------------
New York, NY, Industrial Development Agency Rev. (American Airlines,
Inc.), 7.625%, 2025                                                        $    350,000         $    411,110
------------------------------------------------------------------------------------------------------------
Industrial Revenue - Other - 1.0%
------------------------------------------------------------------------------------------------------------
Onondaga County, NY, Industrial Development Agency, Sewer Facilities
Rev. (Bristol-Meyers Squibb Co.), 5.75%, 2024                              $  1,000,000         $  1,157,630
Virgin Islands Public Finance Authority, Refinery Facilities Rev.
(Hovensa Refinery), 5.875%, 2022                                                430,000              468,648
------------------------------------------------------------------------------------------------------------
                                                                                                $  1,626,278
------------------------------------------------------------------------------------------------------------
Industrial Revenue - Paper - 1.6%
------------------------------------------------------------------------------------------------------------
Essex County, NY, Industrial Development Agency, Pollution Control
Rev. (International Paper Corp.), 5.55%, 2014                              $    750,000         $    808,725
Essex County, NY, Industrial Development Agency, Pollution Control
Rev. (International Paper Corp.), 6.15%, 2021                                 1,000,000            1,026,700
Essex County, NY, Industrial Development Agency, Pollution Control
Rev. (International Paper Corp.), 6.45%, 2023                                   700,000              748,671
------------------------------------------------------------------------------------------------------------
                                                                                                $  2,584,096
------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue - Entertainment & Tourism - 0.6%
------------------------------------------------------------------------------------------------------------
New York Liberty Development Corp. Rev. (National Sports Museum),
6.125%, 2019                                                               $    500,000         $    517,385
New York, NY, City Industrial Development Agency Rev., Liberty
Bonds (IAC/InterActiveCorp), 5%, 2035                                           500,000              504,100
------------------------------------------------------------------------------------------------------------
                                                                                                $  1,021,485
------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue - Other - 0.6%
------------------------------------------------------------------------------------------------------------
New York, NY, Industrial Development Agency, Civic Facilities Rev.
(United Jewish Appeal), "A", 5%, 2027                                      $  1,000,000         $  1,052,340
------------------------------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 3.0%
------------------------------------------------------------------------------------------------------------
New York Housing Finance Agency Rev. Multi-Family Housing,
"A", 5.1%, 2041                                                            $    840,000         $    861,260
New York, NY, City Housing Development Corp., "C", 5%, 2026                     500,000              518,065
New York, NY, City Housing Development Corp., "E", 4.65%, 2025                1,000,000            1,021,810
New York, NY, Housing Development Corp., Multi-Family Housing
Rev., 5.5%, 2034                                                              2,000,000            2,067,680
New York, NY, Housing Development Corp., Multi-Family Housing
Rev., "C", 5.6%, 2019                                                           400,000              421,636
------------------------------------------------------------------------------------------------------------
                                                                                                $  4,890,451
------------------------------------------------------------------------------------------------------------
Sales & Excise Tax Revenue - 0.3%
------------------------------------------------------------------------------------------------------------
Schenectady, NY, Metroplex Development Authority Rev., "A", MBIA,
5.375%, 2021                                                               $    475,000         $    516,757
------------------------------------------------------------------------------------------------------------
Single Family Housing - State - 3.9%
------------------------------------------------------------------------------------------------------------
New York Mortgage Agency Rev., 4.6%, 2015                                  $  2,000,000         $  2,032,980
New York Mortgage Agency Rev., 5.1%, 2024                                     2,000,000            2,055,100
New York Mortgage Agency Rev., "130", 4.75%, 2030                             1,500,000            1,509,375
New York Mortgage Agency Rev., "B", 5.85%, 2018                                 690,000              719,263
------------------------------------------------------------------------------------------------------------
                                                                                                $  6,316,718
------------------------------------------------------------------------------------------------------------
Solid Waste Revenue - 0.6%
------------------------------------------------------------------------------------------------------------
Niagara County, NY, Industrial Development Agency, Solid Waste
Disposal Rev., (American Ref-fuel), "C", 5.625%, 2024                      $    850,000         $    912,365
------------------------------------------------------------------------------------------------------------
State & Agency - Other - 5.8%
------------------------------------------------------------------------------------------------------------
New York Dormitory Authority (City University), AMBAC, 5.75%, 2018         $    800,000         $    921,840
New York Dormitory Authority (Pace University), MBIA, 6%, 2010 (c)            1,700,000            1,863,285
New York Dormitory Authority (School Program), 6.25%, 2020                    1,690,000            1,850,803
New York Dormitory Authority (State University), 5.375%, 2010 (c)             1,500,000            1,608,405
New York Dormitory Authority (State University), 5.875%, 2017                 1,130,000            1,315,987
New York Dormitory Authority (Upstate Community Colleges), "A",
FSA, 6%, 2010(c)                                                              1,010,000            1,107,010
New York Municipal Bond Bank Agency, Special Program Rev., "A", AMBAC,
5.25%, 2015                                                                     715,000              762,834
------------------------------------------------------------------------------------------------------------
                                                                                                $  9,430,164
------------------------------------------------------------------------------------------------------------
State & Local Agencies - 12.7%
------------------------------------------------------------------------------------------------------------
New York City Industrial Development Agency (Yankee Stadium),
FGIC, 5%, 2031                                                             $  1,000,000         $  1,059,270
New York Dormitory Authority (City University), "A", 5.625%, 2016             2,450,000            2,776,903
New York Dormitory Authority (Judicial Institute at Pace),
AMBAC, 5.5%, 2020                                                             2,500,000            2,669,400
New York Dormitory Authority Rev., Mental Health Services, "A",
MBIA, 5.75%, 2010 (c)                                                             5,000                5,355
New York Dormitory Authority Rev., Mental Health Services, "B",
MBIA, 5.25%, 2011 (c)                                                           385,000              414,699
New York Dormitory Authority Rev., Mental Health Services, "D",
FSA, 5.25%, 2010 (c)                                                             35,000               37,207
New York Dormitory Authority Rev., Mental Health Services,
Unrefunded, "B", MBIA, 5.25%, 2031                                              830,000              873,160
New York Dormitory Authority Rev., Mental Health Services,
Unrefunded, "D", FSA, 5.25%, 2030                                                70,000               73,638
New York Dormitory Authority, Mental Health Services Facilities
Improvement, "B", MBIA, 5.25%, 2011 (c)                                         785,000              845,555
New York Dormitory Authority, Mental Health Services Facilities
Improvement, "D", FSA, 5.25%, 2010 (c)                                          895,000              951,439
New York Municipal Bond Bank Agency, Special School Purpose Rev.,
5.25%, 2022                                                                   1,000,000            1,069,370
New York Urban Development Corp. (Correctional Facilities),
AMBAC, 0%, 2009                                                               5,000,000            4,600,450
New York Urban Development Corp. (State Facilities), AMBAC, 5.6%, 2015        2,750,000            3,058,440
Tobacco Settlement Financing Corp., NY, "A-1", 5.5%, 2018                     2,000,000            2,165,180
------------------------------------------------------------------------------------------------------------
                                                                                                $ 20,600,066
------------------------------------------------------------------------------------------------------------
Tax - Other - 2.4%
------------------------------------------------------------------------------------------------------------
New York, NY, Transitional Finance Authority Rev., "A", 5.75%, 2009 (c)    $  2,730,000         $  2,922,902
New York, NY, Transitional Finance
Authority Rev., "A", 5%, 2026                                                 1,000,000            1,051,230
------------------------------------------------------------------------------------------------------------
                                                                                                $  3,974,132
------------------------------------------------------------------------------------------------------------
Tobacco - 2.0%
------------------------------------------------------------------------------------------------------------
Erie County, NY, Tobacco Asset Securitization Corp., 0%, 2047              $  8,000,000         $    726,000
Guam Economic Development Authority Tobacco Settlement, "B", 5.5%, 2041         400,000              410,276
New York County Tobacco Trust II, 5.625%, 2035                                  800,000              827,704
Rockland Tobacco Asset Securitization Corp., NY, Tobacco Asset
Backed, "C", 0%, 2060                                                         5,000,000               91,400
TSASC, Inc., NY, "1", 5%, 2034                                                  750,000              759,345
Westchester, NY, Tobacco Asset Securitization Corp., 5.125%, 2045               500,000              505,440
------------------------------------------------------------------------------------------------------------
                                                                                                $  3,320,165
------------------------------------------------------------------------------------------------------------
Toll Roads - 8.8%
------------------------------------------------------------------------------------------------------------
New York Thruway Authority, General Rev., "E", 5.25%, 2008 (c)             $    200,000         $    206,270
New York Thruway Authority, General Rev., "E", 5.25%, 2015                    1,300,000            1,339,299
Niagara Falls, NY, Bridge Commission Toll Rev., RITES, FGIC,
6.565%, 2015 (v)(z)                                                           3,500,000            4,095,490
Triborough Bridge & Tunnel Authority Rev., NY, "B", 5%, 2032                  1,000,000            1,036,690
Triborough Bridge & Tunnel Authority Rev., NY, ETM, 6%, 2012 (c)              1,000,000            1,084,020
Triborough Bridge & Tunnel Authority Rev., NY, RITES, ETM,
7.035%, 2017 (v)(z)                                                           5,000,000            6,202,300
Triborough Bridge & Tunnel Authority Rev., NY, Unrefunded "A",
MBIA, 5%, 2032                                                                  310,000              322,722
------------------------------------------------------------------------------------------------------------
                                                                                                $ 14,286,791
------------------------------------------------------------------------------------------------------------
Transportation - Special Tax - 8.5%
------------------------------------------------------------------------------------------------------------
Metropolitan Transportation Authority Rev., NY, "A", 5%, 2026              $  1,500,000         $  1,591,635
Metropolitan Transportation Authority Rev., NY, AMBAC, ETM,
5.75%, 2013 (c)                                                                 825,000              894,151
Metropolitan Transportation Authority Rev., NY, Dedicated
Tax Fund Rev., 5.5%, 2015 (c)                                                   750,000              853,005
Metropolitan Transportation Authority Rev., NY, ETM, 7.375%, 2008 (c)           755,000              787,699
Metropolitan Transportation Authority Rev., NY, FGIC, 5.875%, 2010 (c)        2,000,000            2,155,520
Metropolitan Transportation Authority Rev., NY, FGIC, 5%, 2025                2,500,000            2,621,750
Metropolitan Transportation Authority, NY, Commuter Facilities Rev.,
FGIC, 5.25%, 2011 (c)                                                         1,000,000            1,075,340
New York Thruway Authority, General Rev., Highway & Bridges, "A",
FSA, 5.8%, 2010 (c)                                                              20,000               21,684
New York Thruway Authority, General Rev., Highway & Bridges, "B-1",
FGIC, 5.4%, 2010 (c)                                                          2,000,000            2,142,280
Puerto Rico Highway & Transportation Authority Rev., "Y", 5%, 2036            1,700,000            1,760,894
------------------------------------------------------------------------------------------------------------
                                                                                                $ 13,903,958
------------------------------------------------------------------------------------------------------------
Universities - Colleges - 4.7%
------------------------------------------------------------------------------------------------------------
Amherst, NY, Industrial Development Agency Rev. (Daemen College),
"A", 6%, 2011 (c)                                                          $  1,000,000         $  1,120,120
Cattaraugus County, NY, Industrial Development Agency Rev. (Jamestown
Community College), "A", 6.4%, 2010 (c)                                         500,000              557,505
Hempstead Town, NY, Industrial Development Agency, Civic Facilities
Rev. (Hofstra University), MBIA, 5.8%, 2015                                   1,500,000            1,532,010
New York Dormitory Authority Rev. (Fordham University), AMBAC,
7.2%, 2015                                                                       20,000               20,028
New York Dormitory Authority Rev. (St. John's University), "A",
MBIA, 5%, 2017                                                                  300,000              317,844
New York Dormitory Authority Rev. (Yeshiva University),
AMBAC, 5.125%, 2034                                                           1,000,000            1,065,290
Onondaga County, NY, Industrial Development Agency Rev. (Le Moyne
College), 5.625%, 2021                                                          750,000              808,733
Schenectady, NY, Industrial Development Agency, Civic Facilities
Rev. (Union College), "A", AMBAC, 5%, 2032                                    2,000,000            2,085,800
Utica, NY, Industrial Development Agency, Civic Facilities Rev.
(Utica College), "A", 5.3%, 2008                                                 75,000               75,813
------------------------------------------------------------------------------------------------------------
                                                                                                $  7,583,143
------------------------------------------------------------------------------------------------------------
Universities - Dormitories - 0.7%
------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev. (New York University), "A",
FGIC, 5%, 2029                $ 1,000,000   $  1,056,400
------------------------------------------------------------------------------------------------------------
Utilities - Investor Owned - 1.4%
------------------------------------------------------------------------------------------------------------
New York Environmental Facilities, Water Facilities Rev. (NY
American Water Co.), 8.85%, 2015                                           $  2,250,000         $  2,257,515
------------------------------------------------------------------------------------------------------------
Utilities - Municipal Owned - 3.3%
------------------------------------------------------------------------------------------------------------
Guam Power Authority Rev., "B-1", RITES, AMBAC, 6.565%, 2014 (v)(z)        $    500,000         $    560,950
Long Island Power Authority, Electrical Systems Rev., "C", 5.5%, 2021           400,000              435,888
New York Power Authority Rev., 5.25%, 2040                                    3,000,000            3,140,820
New York Power Authority Rev., "A", 5%, 2021                                  1,000,000            1,059,280
Virgin Islands Water & Power Authority Rev., 5.5%, 2017                         200,000              204,796
------------------------------------------------------------------------------------------------------------
                                                                                                $  5,401,734
------------------------------------------------------------------------------------------------------------
Water & Sewer Utility Revenue - 10.1%
------------------------------------------------------------------------------------------------------------
New York Environmental Facilities Corp., Clean Water & Drinking
Rev., 5%, 2024                                                             $  1,005,000         $  1,056,758
New York Environmental Facilities Corp., Clean Water & Drinking
Rev., 5%, 2025                                                                1,500,000            1,583,670
New York Environmental Facilities Corp., Clean Water & Drinking
Rev., 5%, 2029                                                                2,000,000            2,117,680
New York Environmental Facilities Corp., Pollution Control
Rev., 5.75%, 2010                                                               175,000              188,723
New York Environmental Facilities Corp., Pollution Control Rev.,
6.875%, 2010                                                                    165,000              165,185
New York Environmental Facilities Corp., Pollution Control Rev.,
7.25%, 2010                                                                      70,000               70,088
New York Environmental Facilities Corp., Pollution Control Rev.,
ETM, 5.75%, 2010 (c)                                                            945,000            1,018,426
New York Environmental Facilities Corp., Pollution Control Rev.,
ETM, 5.75%, 2010(c)                                                           1,115,000            1,201,635
New York Environmental Facilities Corp., Water Facilities Rev., 6%, 2031      1,005,000            1,078,606
New York Environmental Facilities Corp., Water Facilities Rev.
(Spring Valley Water Co.), "B", AMBAC, 6.15%, 2024                            1,500,000            1,501,485
New York, NY, Municipal Water & Sewer Finance Authority Rev.,
"A", 5%, 2027                                                                 1,500,000            1,569,330
New York, NY, Municipal Water & Sewer Finance Authority Rev., "A",
ETM, 6%, 2010 (c)                                                               620,000              673,506
New York, NY, Municipal Water & Sewer Finance Authority Rev.,
AMBAC, ETM, 6.75%, 2014 (c)                                                   1,000,000            1,152,280
New York, NY, Municipal Water & Sewer Finance Authority Rev.,
FGIC, 5.25%, 2033                                                             2,000,000            2,109,480
Suffolk County, NY, Water Authority Rev., MBIA, 5.1%, 2012                      660,000              710,239
Suffolk County, NY, Water Authority Rev., MBIA, ETM, 5.1%, 2012 (c)             235,000              253,638
------------------------------------------------------------------------------------------------------------
                                                                                                $ 16,450,729
------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $147,642,832)                                           $158,753,758
------------------------------------------------------------------------------------------------------------
Floating Rate Demand Notes - 1.5%
------------------------------------------------------------------------------------------------------------
New York, NY, Job Development Authority Rev., 3.8%, due 10/02/06           $    800,000         $    800,000
New York, NY, Municipal Water & Sewer Finance Authority Rev.,
3.8%, due 10/02/06                                                            1,600,000            1,600,000
------------------------------------------------------------------------------------------------------------
TOTAL FLOATING RATE DEMAND NOTES (IDENTIFIED COST, $2,400,000)                                  $  2,400,000
------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $150,042,832) (k)                                           $161,153,758
------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 1.0%                                                              1,694,659
------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                             $162,848,417
------------------------------------------------------------------------------------------------------------

SWAP AGREEMENTS AT 9/30/06
                                                                                                                    UNREALIZED
                         NOTIONAL                                    CASH FLOWS              CASH FLOWS            APPRECIATION
EXPIRATION                AMOUNT             COUNTERPARTY            TO RECEIVE                TO PAY             (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS
12/01/07              USD  3,000,000        Merrill Lynch            7-Day BMA          2.795% (fixed rate)           $ 25,823
 3/01/19              USD  1,500,000        Merrill Lynch            7-Day BMA          3.976% (fixed rate)            (20,911)
11/09/26              USD  1,650,000        Goldman Sachs       5.787% (fixed rate)        3-Month LIBOR               101,402
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $106,314
--------------------------------------------------------------------------------------------------------------------------------

At September 30, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

PORTFOLIO OF INVESTMENTS
9/30/06  (unaudited)

MFS(R) NORTH CAROLINA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.7%
-------------------------------------------------------------------------------------------------------------
ISSUER                                         SHARES/PAR       VALUE ($)
-------------------------------------------------------------------------------------------------------------
Airport & Port Revenue - 5.4%
 -----------------------------------------------------------------------------------------------------------
Charlotte, NC, Airport Rev., "A", MBIA, 5%, 2029                           $  2,000,000         $  2,108,735
Charlotte, NC, Airport Rev., "A", MBIA, 5%, 2034                              4,485,000            4,710,679
Charlotte, NC, Airport Rev., "B", MBIA, 5.875%, 2019                          1,000,000            1,067,350
Charlotte, NC, Airport Rev., "B", MBIA, 5.875%, 2020                          3,775,000            4,026,189
Raleigh Durham, NC, Airport Authority Rev., "A", AMBAC, 5%, 2030              3,000,000            3,175,650
Raleigh Durham, NC, Airport Authority Rev., "A", FGIC, 5.25%, 2018            2,700,000            2,889,162
------------------------------------------------------------------------------------------------------------
                                                                                                $ 17,977,765
------------------------------------------------------------------------------------------------------------
General Obligations - General Purpose - 1.6%
------------------------------------------------------------------------------------------------------------
Charlotte, NC, 5.5%, 2010 (c)                                              $  3,100,000         $  3,361,144
Puerto Rico Commonwealth, Public Improvement, "A", 5.25%, 2030                2,000,000            2,135,000
------------------------------------------------------------------------------------------------------------
                                                                                                $  5,496,144
------------------------------------------------------------------------------------------------------------
General Obligations - Improvement - 1.4%
------------------------------------------------------------------------------------------------------------
New Hanover County, NC, Public Improvement, 5.8%, 2010 (c)                 $  4,200,000         $  4,629,954
------------------------------------------------------------------------------------------------------------
General Obligations - Schools - 3.8%
------------------------------------------------------------------------------------------------------------
Brunswick County, NC, FGIC, 5%, 2020                                       $  2,800,000         $  2,980,852
Cumberland County, NC, 5.8%, 2010 (c)                                         4,400,000            4,787,112
Johnston County, NC, FGIC, 5.6%, 2010 (c)                                     2,000,000            2,166,620
New Hanover County, NC, Public Improvement, 5%, 2021                          1,435,000            1,515,877
New Hanover County, NC, School Improvement, 5%, 2019                          1,255,000            1,339,185
------------------------------------------------------------------------------------------------------------
                                                                                                $ 12,789,646
------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Hospitals - 21.5%
------------------------------------------------------------------------------------------------------------
Catawba County, NC, Hospital Rev. (Catawba Memorial Hospital),
AMBAC, 5%, 2017                                                            $  1,200,000         $  1,248,312
Charlotte-Mecklenburg, NC, Healthcare Systems Rev.
(Carolinas Healthcare), "A", 5.125%, 2022                                     1,000,000            1,023,750
Charlotte-Mecklenburg, NC, Healthcare Systems Rev.
(Carolinas Healthcare), "A", 5%, 2031                                         3,500,000            3,626,140
Cumberland County, NC, Hospital Facilities Rev. (Cumberland Hospital),
MBIA, ETM, 0%, 2009 (c)                                                       1,800,000            1,614,438
New Hanover County, NC, Hospital Rev. (New Hanover Regional Medical
Center), MBIA, 5%, 2019                                                       6,225,000            6,439,887
North Carolina Medical Care Commission (Cleveland County
Healthcare), "A", AMBAC, 5%, 2035                                             1,305,000            1,360,162
North Carolina Medical Care Commission (Morehead Memorial Hospital),
FHA, 5%, 2026                                                                 2,000,000            2,108,260
North Carolina Medical Care Commission (Northeast Medical Center), '
5.25%, 2029                                                                   2,000,000            2,118,600
North Carolina Medical Care Commission (Novant Health), "A",
MBIA, 5%, 2018                                                                1,975,000            2,040,294
North Carolina Medical Care Commission, Health Care Facilities Rev.
(Wakemed), AMBAC, 5%, 2021                                                    3,500,000            3,695,440
North Carolina Medical Care Commission, Hospital Rev. (Betsy
Johnson Health Care System), FSA, 5.125%, 2032                                1,500,000            1,585,170
North Carolina Medical Care Commission, Hospital Rev. (Gaston
Memorial Hospital), 5.5%, 2015                                                5,790,000            5,933,592
North Carolina Medical Care Commission, Hospital Rev. (Gaston
Memorial Hospital), 5.5%, 2019                                                6,500,000            6,661,200
North Carolina Medical Care Commission, Hospital Rev. (Mission-St.
Joseph Health Systems), 5.5%, 2021                                            2,825,000            3,023,626
North Carolina Medical Care Commission, Hospital Rev. (Mission-St.
Joseph Health Systems), MBIA, 5.1%, 2018                                      1,500,000            1,551,270
North Carolina Medical Care Commission, Hospital Rev. (Pitt County
Memorial Hospital), "B", 5%, 2008 (c)                                         3,000,000            3,117,930
North Carolina Medical Care Commission, Hospital Rev. (Rex Healthcare),
AMBAC, 5%, 2017                                                               5,000,000            5,152,050
North Carolina Medical Care Commission, Hospital Rev. (Southeastern
Regional Medical Center), 5.375%, 2032                                        3,330,000            3,497,799
North Carolina Medical Care Commission, Hospital Rev. (Wilson
Memorial Hospital), AMBAC, 0%, 2013                                           1,000,000              747,810
North Carolina Medical Care Commission, Hospital Rev. (Wilson
Memorial Hospital), AMBAC, 0%, 2015                                           1,140,000              776,249
Northern Hospital District, Surry County, NC, Health Care Facilities
Rev., ASST GTY, 5.5%, 2019                                                    1,190,000            1,251,321
Northern Hospital District, Surry County, NC, Health Care Facilities
Rev., ASST GTY, 5.1%, 2021                                                    1,000,000            1,047,780
Onslow County, NC, Hospital Authority (Onslow Memorial Hospital
Project), FHA, MBIA, 5%, 2026                                                 1,315,000            1,401,225
Pitt County, NC, Rev., Pitt County Memorial Hospital, ETM,
5.25%, 2021 (c)                                                              10,135,000           10,892,490
------------------------------------------------------------------------------------------------------------
                                                                                                $ 71,914,795
------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Long Term Care - 1.3%
------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Health Care Facilities Rev.
(Arbor Acres Community), 6.375%, 2032                                      $  1,000,000         $  1,051,320
North Carolina Medical Care Commission, Health Care Facilities Rev.
(Deerfield), "A", 5%, 2023                                                    1,000,000            1,041,750
North Carolina Medical Care Commission, Health Care Facilities Rev.
(First Mortgage-Presbyterian Homes), 5.5%, 2031                                 750,000              779,130
North Carolina Medical Care Commission, Health Care Facilities Rev.
(Givens Estates), 6.5%, 2032                                                    800,000              859,720
North Carolina Medical Care Commission, Health Care Facilities
Rev., "A", 6.125%, 2035                                                         750,000              787,763
------------------------------------------------------------------------------------------------------------
                                                                                                $  4,519,683
------------------------------------------------------------------------------------------------------------
Human Services - 0.7%
------------------------------------------------------------------------------------------------------------
Cumberland County, NC, Finance Corp., Installment Payment Rev.
(Detention Center & Mental Health), AMBAC, 5.625%, 2019                $ 2,125,000   $  2,247,931
------------------------------------------------------------------------------------------------------------
Industrial Revenue - Other - 0.3%
------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, Refinery Facilities Rev.
(Hovensa Refinery), 5.875%, 2022                              $   860,000   $    937,297
------------------------------------------------------------------------------------------------------------
Industrial Revenue - Paper - 2.2%
------------------------------------------------------------------------------------------------------------
Columbus County, NC, Industrial Facilities & Pollution Control
Financing Authority Rev. (International Paper Co.), "A", 5.8%, 2016        $  2,000,000         $  2,069,640
Haywood County, NC, Industrial Facilities & Pollution Control
Financing Authority Rev. (Champion International Corp.), "A",
5.75%, 2025                                                                   5,400,000            5,451,894
------------------------------------------------------------------------------------------------------------
                                                                                                $  7,521,534
------------------------------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 2.3%
------------------------------------------------------------------------------------------------------------
Charlotte, NC, Housing Authority Rev., Mortgage Rocky Branch II, GNMA,
4.65%, 2035                                                                $  2,000,000         $  2,009,280
Mecklenburg County, NC (Little Rock Apartments), FNMA, 5.15%, 2022            1,000,000            1,049,400
North Carolina Housing Finance Agency, "H", FHA, 6.05%, 2028                  3,500,000            3,554,110
North Carolina Medical Care Commission, Health Care Facilities Rev.,
"A", 5.8%, 2034                                                               1,000,000            1,093,460
------------------------------------------------------------------------------------------------------------
                                                                                                $  7,706,250
------------------------------------------------------------------------------------------------------------
Single Family Housing - State - 6.1%
------------------------------------------------------------------------------------------------------------
North Carolina Housing Finance Agency Rev., "15-A", FSA, 4.95%, 2032       $    435,000         $    441,917
North Carolina Housing Finance Agency Rev., "19-A", 5.1%, 2030                2,430,000            2,491,892
North Carolina Housing Finance Agency Rev., "22-A", 4.8%, 2026                2,000,000            2,042,660
North Carolina Housing Finance Agency Rev., "23-A", 4.8%, 2037                3,000,000            3,031,380
North Carolina Housing Finance Agency Rev., "24-A", 4.75%, 2026               2,000,000            2,036,280
North Carolina Housing Finance Agency Rev., "25-A", 5.75%, 2037               2,000,000            2,146,900
North Carolina Housing Finance Agency Rev., "5-A", 5.55%, 2019                2,650,000            2,712,567
North Carolina Housing Finance Agency Rev., "7-A", 6.15%, 2020                  625,000              645,569
North Carolina Housing Finance Agency Rev., "A", 5.25%, 2020                  1,310,000            1,328,969
North Carolina Housing Finance Agency Rev., "A", 5.375%, 2023                   245,000              252,115
North Carolina Housing Finance Agency Rev., "PP", FHA, 6.15%, 2017            1,100,000            1,126,862
North Carolina Housing Finance Agency Rev., "RR", 5.85%, 2028                 2,040,000            2,074,150
------------------------------------------------------------------------------------------------------------
                                                                                                $ 20,331,261
------------------------------------------------------------------------------------------------------------
State & Agency - Other - 8.2%
------------------------------------------------------------------------------------------------------------
Brunswick County, NC, Certificates of Participation, FSA, 5.5%, 2010 (c)   $  1,000,000         $  1,075,450
Cabarrus County, NC, Installment Financing Contract, 5%, 2021                 5,500,000            5,821,365
Carteret County, NC, AMBAC, 5.625%, 2020                                      1,010,000            1,080,791
Charlotte, NC, Certificates of Participation (Convention Facilities),
AMBAC, 0%, 2006                                                               1,075,000            1,068,862
Charlotte, NC, Certificates of Participation (Convention Facilities),
AMBAC, 0%, 2008                                                               3,000,000            2,777,640
Charlotte, NC, Certificates of Participation (Public Safety Facilities),
"D", 5.5%, 2010 (c)                                                           3,000,000            3,220,980
Charlotte, NC, Certificates of Participation (Transit Projects),
"E", 5%, 2035                                                                 1,990,000            2,080,923
Harnett County, NC, Certificates of Participation, FSA, 5.25%, 2015           1,020,000            1,127,498
Harnett County, NC, Certificates of Participation, FSA, 5.5%, 2016            1,225,000            1,318,247
Pitt County, NC, Certificates of Participation (School Facilities
Improvement), "A", FSA, 5.5%, 2020                                            1,250,000            1,329,413
Pitt County, NC, Certificates of Participation (School Facilities
Improvement), "B", FSA, 5.75%, 2018                                           1,390,000            1,496,182
Pitt County, NC, Certificates of Participation (School Facilities
Improvement), "B", FSA, 5.75%, 2019                                           1,390,000            1,495,237
Randolph County, NC, Certificates of Participation, FSA, 5.6%, 2009 (c)       3,000,000            3,184,230
Rockingham, NC, Certificates of Participation, AMBAC, 5.125%, 2024              350,000              374,021
------------------------------------------------------------------------------------------------------------
                                                                                                $ 27,450,839
------------------------------------------------------------------------------------------------------------
State & Local Agencies - 5.7%
------------------------------------------------------------------------------------------------------------
Cabarrus County, NC, Development Corp., AMBAC, 5.3%, 2019                  $  1,250,000         $  1,321,575
Forsyth County, NC, Certificates of Participation (Public Facilities &
Equipment), 5.25%, 2013 (c)                                                   1,230,000            1,350,872
Iredell County, NC, Public Facilities (School Projects), AMBAC,
5.5%, 2010 (c)                                                                1,000,000            1,075,450
New Hanover County, NC, Certificates of Participation (New Hanover
County Projects), AMBAC, 5.25%, 2011 (c)                                      1,635,000            1,777,719
Puerto Rico Housing Bank & Finance Agency (Kidder), 7.5%, 2006                7,000,000            7,026,670
Puerto Rico Public Finance Corp., RITES, AMBAC, 6.825%, 2016 (v)(z)           1,500,000            1,894,410
Rutherford County, NC, Certificates of Participation (Rutherford
County School), AMBAC, 5%, 2023                                                 840,000              887,846
Winston Salem, NC, Certificates of Participation, "A", 4.75%, 2031            1,000,000            1,019,350
Winston Salem, NC, Certificates of Participation, "C", 5%, 2011 (c)           2,575,000            2,732,745
------------------------------------------------------------------------------------------------------------
                                                                                                $ 19,086,637
------------------------------------------------------------------------------------------------------------
Tax - Other - 0.8%
------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "A", 5.5%, 2022              $  1,650,000         $  1,707,998
Virgin Islands Public Finance Authority Rev., ASST GTY, 5.5%, 2018            1,000,000            1,048,670
------------------------------------------------------------------------------------------------------------
                                                                                                $  2,756,668
------------------------------------------------------------------------------------------------------------
Tobacco - 0.6%
------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico,
5.375%, 2033                                                               $  1,795,000         $  1,851,830
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico,
"A", 0%, 2050                                                                 2,000,000              133,340
------------------------------------------------------------------------------------------------------------
                                                                                                $  1,985,170
------------------------------------------------------------------------------------------------------------
Transportation - Special Tax - 2.3%
------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Highway & Transportation Authority
Rev., RITES, FSA, 8.075%, 2018 (v)(z)                                      $  5,425,000         $  7,611,167
------------------------------------------------------------------------------------------------------------
Universities - Colleges - 10.4%
------------------------------------------------------------------------------------------------------------
University of North Carolina, Wilmington, Certificates of
Participation (Student Housing Project), FGIC, 5%, 2028                    $  1,825,000         $  1,935,376
Appalachian State University, NC, "A", FGIC, 5.125%, 2022                     1,260,000            1,350,985
Appalachian State University, NC, Rev., "C", MBIA, 5%, 2030                   1,000,000            1,058,930
Appalachian State University, NC, Rev., FSA, 5.6%, 2010 (c)                   2,285,000            2,470,062
East Carolina University, NC, Rev., "A", AMBAC, 5.25%, 2021                   1,375,000            1,479,143
North Carolina Capital Facilities, Finance Agency Rev. (Duke
University), "A", 5%, 2041                                                    2,000,000            2,092,860
North Carolina Capital Facilities, Finance Agency Rev. (Duke
University), "A", 5.125%, 2041                                                5,000,000            5,201,750
North Carolina Capital Facilities, Finance Agency Rev. (Duke
University), "A", 5.25%, 2042                                                 2,000,000            2,108,060
North Carolina Capital Facilities, Finance Agency Rev. (High
Point University), 5.125%, 2018                                                 510,000              533,480
North Carolina Capital Facilities, Finance Agency Rev. (High
Point University), 5.125%, 2021                                                 300,000              311,649
North Carolina Capital Facilities, Finance Agency Rev. (Johnson &
Wales University), "A", XLCA, 5.25%, 2022                                     1,870,000            2,015,767
North Carolina Capital Facilities, Finance Agency Rev. (Johnson &
Wales University), "A", XLCA, 5%, 2033                                        3,385,000            3,517,963
Puerto Rico Industrial Tourist Authority (University Plaza), "A",
MBIA, 5%, 2020                                                                2,180,000            2,281,937
University of North Carolina, Greensboro Rev., "A", FSA, 5%, 2020             2,835,000            2,990,982
University of North Carolina, Systems Pool Rev., "C", AMBAC, 5%, 2029         2,000,000            2,101,920
University of North Carolina, University Rev., 5%, 2028                       2,000,000            2,104,240
University of North Carolina, Wilmington Rev., "A", AMBAC, 5%, 2019           1,375,000            1,455,878
------------------------------------------------------------------------------------------------------------
                                                                                                $ 35,010,982
------------------------------------------------------------------------------------------------------------
Utilities - Investor Owned - 0.8%
------------------------------------------------------------------------------------------------------------
Wake County, NC, Industrial Facilities & Pollution Control Rev.
(Carolina Power & Light Co.), 5.375%, 2017                                 $  2,500,000         $  2,658,750
------------------------------------------------------------------------------------------------------------
Utilities - Municipal Owned - 13.7%
------------------------------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power Agency, "A", ETM, 7.5%, 2010 (c)    $  2,595,000         $  2,906,893
North Carolina Eastern Municipal Power Agency, "A", ETM, 5%, 2017 (c)         3,120,000            3,410,098
North Carolina Eastern Municipal Power Agency, "A", MBIA, 7.5%, 2010          3,005,000            3,358,358
North Carolina Eastern Municipal Power Agency, "B", MBIA, 7.25%, 2007         5,000,000            5,044,000
North Carolina Eastern Municipal Power Agency, AMBAC, 6%, 2018                1,245,000            1,472,312
North Carolina Eastern Municipal Power Agency, RITES, AMBAC,
8.045%, 2018 (v)(z)                                                           6,500,000            8,873,540
North Carolina Municipal Power Agency, Catawba Electric Rev.,
6.375%, 2013                                                                  1,000,000            1,087,260
North Carolina Municipal Power Agency, Catawba Electric Rev.,
MBIA, 7%, 2007                                                                5,000,000            5,041,050
North Carolina Municipal Power Agency, Catawba Electric Rev.,
MBIA, 6%, 2011                                                                5,000,000            5,461,650
North Carolina Municipal Power Agency, Catawba Electric Rev., ROLS,
MBIA, 7.026%, 2019 (v)(z)                                                     5,000,000            5,752,400
North Carolina Municipal Power Agency, Catawba Electric Rev., ROLS,
MBIA, 7.026%, 2020 (v)(z)                                                     3,000,000            3,441,120
------------------------------------------------------------------------------------------------------------
                                                                                                $ 45,848,681
------------------------------------------------------------------------------------------------------------
Water & Sewer Utility Revenue - 8.6%
------------------------------------------------------------------------------------------------------------
Broad River, NC, Water Authority Rev., MBIA, 5.75%, 2010 (c)               $  1,490,000         $  1,615,086
Cary, NC, Combined Enterprise Systems Rev., 5%, 2026                          1,000,000            1,043,770
Charlotte, NC, Storm Water Fee Rev., 6%, 2010 (c)                             3,180,000            3,474,023
Charlotte, NC, Storm Water Fee Rev., 5%, 2034                                 3,675,000            3,853,348
Charlotte, NC, Water & Sewer Systems Rev., 5.75%, 2009 (c)                    2,000,000            2,130,360
Charlotte, NC, Water & Sewer Systems Rev., 5.75%, 2010 (c)                    3,075,000            3,333,146
Charlotte, NC, Water & Sewer Systems Rev., 5.5%, 2017                         1,650,000            1,786,884
Durham County, NC, Enterprise Systems Rev., MBIA, 5%, 2023                    1,675,000            1,771,983
Greensboro, NC, Enterprise Systems Rev., "A", 5.125%, 2018                    1,490,000            1,588,623
Greensboro, NC, Enterprise Systems Rev., "A", 5.125%, 2019                    1,750,000            1,862,735
Greenville, NC, Combined Enterprise Systems Rev., FSA, 5%, 2016               1,005,000            1,070,576
Greenville, NC, Combined Enterprise Systems Rev., FSA, 5.25%, 2019            1,170,000            1,263,729
Harnett County, NC, Water & Sewer Systems Rev., AMBAC, 5%, 2028                 700,000              738,185
Kannapolis, NC, Water & Sewer Rev., "B", FSA, 5.25%, 2021                     1,000,000            1,061,030
Raleigh, NC, Combined Enterprise Systems Rev., 5%, 2014 (c)                     385,000              418,199
Winston Salem, NC, Water & Sewer Systems Rev., 5%, 2033                       1,600,000            1,687,264
------------------------------------------------------------------------------------------------------------
                                                                                                $ 28,698,941
------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $306,632,423)                                           $327,180,095
------------------------------------------------------------------------------------------------------------
Floating Rate Demand Notes - 0.7%
------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev.
(Presbyterian University Hospital), "A", 3.8%, due 10/05/06                $    400,000         $    400,000
Bell County, TX, Health Facility Development Corp. Rev. (Scott & White
Memorial Hospital), 3.89%, due 10/02/06                                         200,000              200,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.),
3.75%, due 10/02/06                                                             900,000              900,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.),
3.81%, due 10/02/06                                                             100,000              100,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.),
"B", 3.81%, due 10/02/06                                                        200,000              200,000
Missouri Development Finance, Board of Cultural Facilities Rev.
(Nelson Gallery), "B", 3.89%, due 10/02/06                                      100,000              100,000
Sevier County, TN, Public Building Authority, Government Public
Improvement II, "B", 3.76%, due 10/05/06                                        200,000              200,000
State of Oregon, "73G", 3.8%, due 10/04/06                                      100,000              100,000
------------------------------------------------------------------------------------------------------------
TOTAL FLOATING RATE DEMAND NOTES (IDENTIFIED COST, $2,200,000)                                  $  2,200,000
------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $308,832,423) (k)                                           $329,380,095
------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 1.6%                                                              5,310,334
------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                             $334,690,429
------------------------------------------------------------------------------------------------------------

SWAP AGREEMENTS AT 9/30/06
                                                                                                                    UNREALIZED
                         NOTIONAL                                    CASH FLOWS              CASH FLOWS            APPRECIATION
EXPIRATION                AMOUNT             COUNTERPARTY            TO RECEIVE                TO PAY             (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS
12/01/07              USD  7,000,000        Merrill Lynch            7-Day BMA          2.795% (fixed rate)          $  60,259
 1/04/19              USD  2,500,000          Citigroup              7-Day BMA          4.307% (fixed rate)           (108,558)
11/09/26              USD  3,300,000        Goldman Sachs       5.787% (fixed rate)        3-Month LIBOR               202,807
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 154,508
--------------------------------------------------------------------------------------------------------------------------------

At September 30, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

PORTFOLIO OF INVESTMENTS
9/30/06  (unaudited)

MFS(R) PENNSYLVANIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 96.3%
------------------------------------------------------------------------------------------------------------
ISSUER                                                                       SHARES/PAR            VALUE ($)
------------------------------------------------------------------------------------------------------------
Airport & Port Revenue - 2.0%
------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Airport Rev. (Pittsburgh International Airport),
FGIC, 6.125%, 2017                                                         $    500,000         $    535,255
Allegheny County, PA, Airport Rev. (Pittsburgh International Airport),
MBIA, 5.75%, 2014                                                             1,000,000            1,101,745
Susquehanna Area Regional Airport, AMBAC, 5.375%, 2023                          500,000              531,645
------------------------------------------------------------------------------------------------------------
                                                                                                $  2,168,645
------------------------------------------------------------------------------------------------------------
General Obligations - General Purpose - 6.6%
------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Unrefunded Balance, "C53", FGIC, 5.3%, 2018          $    285,000         $    302,927
Allegheny County, PA, Unrefunded Balance, "C53", FGIC, 5.4%, 2019               290,000              308,946
Commonwealth of Puerto Rico, ROLS, FGIC, 7.553%, 2015 (v)(z)                  1,000,000            1,268,260
Commonwealth of Puerto Rico, ROLS, XLCA, 7.483%, 2017 (v)(z)                  1,000,000            1,289,860
Erie County, PA, Convention Center, FGIC, 5%, 2025                              500,000              528,775
Erie County, PA, Convention Center, FGIC, 5%, 2026                              500,000              528,060
Luzerne County, PA, MBIA, 5.25%, 2025                                           500,000              533,300
North Huntingdon Township, PA, AMBAC, 5.25%, 2019                               500,000              536,935
Pennsylvania Finance Authority Rev. (Penn Hills), "A", FGIC,
5.45%, 2010 (c)                                                                  85,000               91,222
Pennsylvania Finance Authority Rev. (Penn Hills), "A", FGIC,
5.45%, 2019                                                                     415,000              441,884
State of Pennsylvania, 6%, 2010 (c)                                           1,000,000            1,084,410
State of Pennsylvania, 6.25%, 2010                                              300,000              328,128
------------------------------------------------------------------------------------------------------------
                                                                                                $  7,242,707
------------------------------------------------------------------------------------------------------------
General Obligations - Improvement - 0.5%
------------------------------------------------------------------------------------------------------------
Pittsburgh, PA, FGIC, 5.75%, 2009 (c)                                      $    500,000         $    530,550
------------------------------------------------------------------------------------------------------------
General Obligations - Schools - 20.8%
------------------------------------------------------------------------------------------------------------
Allegheny Valley, PA, School District, "A", MBIA, 5%, 2028                 $  1,000,000         $  1,056,380
Ambridge, PA, Area School District, MBIA, 5%, 2034                              750,000              788,085
Butler, PA, School District, FGIC, 5.375%, 2018                                 500,000              516,715
Chambersburg, PA, School District, FSA, 5%, 2011 (c)                            500,000              530,865
Chester County, PA, School Authority (School Intermediate Unit
Project), "N", AMBAC, 5%, 2025                                                  750,000              796,275
Downingtown, PA, School District, AMBAC, 5.65%, 2008 (c)                        500,000              519,285
Exeter Township, PA, School District, FGIC, 5%, 2025                          1,000,000            1,053,740
Garnet Valley, PA, School District, FGIC, 5.5%, 2015                            750,000              820,043
Gateway, PA, Allegheny School District, FGIC, 5.2%, 2023                      1,000,000            1,074,170
Gateway, PA, Allegheny School District, FGIC, 5%, 2032                        1,890,000            1,977,677
North Allegheny, PA, School District, FGIC, 5.05%, 2022                         590,000              615,978
North Schuylkill, PA, School District, FGIC, 5%, 2028                           650,000              676,728
Palmyra, PA, School District, FGIC, 5.375%, 2016                                820,000              890,315
Pennridge, PA, School District, MBIA, 5%, 2020                                  500,000              528,690
Pennridge, PA, School District, MBIA, 5%, 2021                                  500,000              528,110
Pennsylvania Public School Building (Garnet Valley School District),
AMBAC, 5.5%, 2011 (c)                                                         1,005,000            1,082,465
Perkiomen Valley, PA, School District, "A", FSA, 5.25%, 2028                  1,000,000            1,070,820
Perkiomen Valley, PA, School District, FSA, 5%, 2011 (c)                        280,000              296,307
Perkiomen Valley, PA, School District, FSA, 5%, 2019                            220,000              230,432
Perkiomen Valley, PA, School District, FSA, 5%, 2025                          1,260,000            1,322,597
Philadelphia, PA, School District, AMBAC, 5.375%, 2007 (c)                      500,000              504,600
Philadelphia, PA, School District, FSA, 5.75%, 2011 (c)                         500,000              543,505
Philadelphia, PA, School District, MBIA, 6%, 2010 (c)                           500,000              538,315
South Park, PA, School District, FGIC, 5%, 2019                                 750,000              784,583
Southeastern Area, PA, Special Schools Authority Rev., 0%, 2007                 360,000              347,213
State Public School Building Authority, PA School (Colonial
Intermediate Unit 20), FGIC, 5%, 2030                                           500,000              526,790
State Public School Building Authority, PA School (Lease
Philadelphia School District), FSA, 5.25%, 2024                               1,000,000            1,072,990
State Public School Building Authority, PA School (Tuscarora School
District), FSA, 5%, 2013 (c)                                                  1,000,000            1,079,200
State Public School Building Authority, PA, School Rev., (Haverford
Township Project), XLCA, 5%, 2027                                             1,000,000            1,056,240
------------------------------------------------------------------------------------------------------------
                                                                                                $ 22,829,113
------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Hospitals - 11.3%
------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (South
Hills Health Systems), "B", 6.75%, 2025                                    $    555,000         $    599,211
Allegheny County, PA, Hospital Development Authority Rev. (UPMC
Health Systems), MBIA, 5%, 2018                                                 500,000              517,285
Allegheny County, PA, Hospital Development Authority Rev. (West
Penn Allegheny Health), 9.25%, 2030                                             150,000              178,373
Allegheny County, PA, Hospital Development Authority Rev. (West
Penn Allegheny Health), "B", 9.25%, 2022                                         50,000               59,416
Blair County, PA, Hospital Authority Rev. (Altoona), AMBAC, 5.5%, 2008          470,000              484,838
Erie County, PA, Hospital Authority Rev. (Hamot Health Foundation),
AMBAC, 5.25%, 2017                                                              675,000              727,630
Lancaster County, PA, Hospital Authority Rev., 5.5%, 2026                       500,000              534,765
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan
Hospital), 5%, 2018                                                             200,000              205,408
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan
Hospital), 6%, 2035                                                             350,000              379,071
Lehigh County, PA, General Purpose Authority (Good Shepherd Group),
"A", 5.625%, 2034                                                               350,000              376,401
Lehigh County, PA, General Purpose Authority (Lehigh Valley Hospital),
5.25%, 2032                                                                     600,000              629,250
Lehigh County, PA, General Purpose Authority (Lehigh Valley
Hospital), MBIA, 7%, 2016                                                       250,000              294,295
Lehigh County, PA, General Purpose Authority (St. Luke's Bethlehem
Hospital), 5.375%, 2033                                                         600,000              630,312
Lehigh County, PA, Hospital Rev. (Lehigh Valley Hospital), FSA,
5.25%, 2019                                                                     500,000              533,995
Lycoming County, PA, Authority Hospital Rev. (Williamsport Hospital
Obligation Group), CONNIE LEE, 5.375%, 2010                                     750,000              758,873
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center),
6%, 2043                                                                        750,000              804,443
Mount Lebanon, PA, Hospital Authority Rev. (St. Clair Memorial
Hospital), 5.625%, 2032                                                         400,000              422,516
Pennsylvania Higher Educational Facilities Authority Rev.
(UPMC Health), 6.25%, 2018                                                      100,000              110,774
Pennsylvania Higher Educational Facilities Authority Rev.
(UPMC Health), 6%, 2031                                                         650,000              710,951
Philadelphia, PA, Health & Educational Facilities Rev.
(Jeane Health), ETM, 6.6%, 2010 (c)                                             115,000              121,709
Philadelphia, PA, Health & Educational Facilities Rev.
(Temple University), 6.625%, 2023                                               250,000              253,668
Sayre, PA, Health Care Facilities Authority Rev. (Guthrie Health),
5.875%, 2031                                                                    500,000              543,455
Sayre, PA, Health Care Facilities Authority Rev. (Latrobe Hospital),
AMBAC, 5.25%, 2012 (c)                                                          585,000              634,947
South Central, PA, General Authority Rev., 5.625%, 2011 (c)                     490,000              535,751
South Central, PA, General Authority Rev., Wellspan Health, ETM,
5.625%, 2026 (c)                                                                110,000              118,962
St. Mary's Hospital Authority, PA, Health Systems Rev. (Catholic
Health East), "B", 5.375%, 2034                                                 750,000              798,353
West Shore, PA, Hospital Authority (Holy Spirit Hospital), 6.25%, 2032          350,000              376,429
------------------------------------------------------------------------------------------------------------
                                                                                                $ 12,341,081
------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Long Term Care - 1.5%
------------------------------------------------------------------------------------------------------------
Bucks County, PA, Industrial Development Authority Rev. (Ann's
Choice, Inc.), 6.125%, 2025                                                $    250,000         $    265,418
Chartiers Valley, PA, Industrial & Commercial Development Authority
(Asbury Health Center Project), 5.75%, 2022                                     250,000              258,523
Clarion, PA, Industrial Development Authority Rev. (Beverly
Enterprises, Inc.), 7.5%, 2012                                                  150,000              152,385
Cumberland County, PA, Municipal Authority Rev. (Wesley), "A",
7.25%, 2013 (c)                                                                 110,000              132,317
Cumberland County, PA, Municipal Authority Rev. (Wesley), "A",
7.25%, 2035                                                                      40,000               43,198
Lancaster County, PA, Hospital Authority Rev. (Willow Valley
Retirement Project), 5.875%, 2031                                               500,000              527,535
Montgomery County, PA, Industrial Development Authority Rev.
(Whitemarsh Continuing Care), 6.25%, 2035                                       250,000              265,000
------------------------------------------------------------------------------------------------------------
                                                                                                $  1,644,376
------------------------------------------------------------------------------------------------------------
Human Services - 0.1%
------------------------------------------------------------------------------------------------------------
Montgomery County, PA, Industrial Development Authority (Wordsworth
Academy), 8%, 2024                                                         $    150,000         $    150,782
------------------------------------------------------------------------------------------------------------
Industrial Revenue - Environmental Services - 1.0%
------------------------------------------------------------------------------------------------------------
New Morgan, PA, Industrial Development Authority, Solid Waste
Disposal Rev. (New Morgan Landfill Co., Inc./Browning Ferris,
Inc.), 6.5%, 2019                                                          $    530,000         $    532,936
Westmoreland County, PA, Industrial Development Corp.
(Waste Management), LOC, 5.1%, 2018                                             500,000              511,470
------------------------------------------------------------------------------------------------------------
                                                                                                $  1,044,406
------------------------------------------------------------------------------------------------------------
Industrial Revenue - Other - 1.8%
------------------------------------------------------------------------------------------------------------
Bucks County, PA, Industrial Development Authority Rev. (USX Corp.),
5.4%, 2017                                                                 $    300,000         $    323,364
Pennsylvania Economic Development Financing Authority Rev. (Amtrak),
6.125%, 2021                                                                    150,000              161,711
Pennsylvania Economic Development Financing Authority, Solid
Waste Disposal Rev. (Procter & Gamble), 5.375%, 2031                          1,000,000            1,143,320
Virgin Islands Public Finance Authority, Refinery Facilities
Rev. (Hovensa Refinery), 5.875%, 2022                                           270,000              294,268
------------------------------------------------------------------------------------------------------------
                                                                                                $  1,922,663
------------------------------------------------------------------------------------------------------------
Industrial Revenue - Paper - 0.6%
------------------------------------------------------------------------------------------------------------
Erie County, PA, Industrial Development Authority, Pollution Control
(International Paper Co.), "A", 5.3%, 2012                                 $    650,000         $    686,043
------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue - Other - 0.1%
------------------------------------------------------------------------------------------------------------
Gallery Certificate Trust, PA, Parking Rev., 4.5%, 2013 (n)                $    150,000         $    149,996
------------------------------------------------------------------------------------------------------------
Parking - 1.9%
------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Public Parking Authority Rev., FSA, 5.625%, 2015         $  1,000,000         $  1,063,280
Pittsburgh, PA, Public Parking Authority Rev., "A", FGIC, 5%, 2025              500,000              528,565
Pittsburgh, PA, Public Parking Authority Rev., AMBAC, 6%, 2010 (c)              500,000              541,830
------------------------------------------------------------------------------------------------------------
                                                                                                $  2,133,675
------------------------------------------------------------------------------------------------------------
Sales & Excise Tax Revenue - 0.5%
------------------------------------------------------------------------------------------------------------
Pittsburgh & Allegheny County, PA, Sales Tax Rev. (Public Auditorium
Hotel Room), AMBAC, 5.25%, 2017                                            $    500,000         $    526,465
------------------------------------------------------------------------------------------------------------
Single Family Housing Revenue - Local - 0.3%
------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Residential Financing Authority, Single Family
Mortgage Rev., "RR", 4.75%, 2025                                           $    375,000         $    377,351
------------------------------------------------------------------------------------------------------------
Single Family Housing - State - 5.8%
------------------------------------------------------------------------------------------------------------
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev.,
5.1%, 2020                                                                 $  1,405,000         $  1,436,332
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev.,
5.25%, 2021                                                                     750,000              760,763
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev.,
5.25%, 2033                                                                     515,000              522,267
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev.,
5%, 2034                                                                        755,000              767,299
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev.,
"93-A", 5.75%, 2037                                                             745,000              796,517
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev.,
"94-A", 5.1%, 2031                                                              500,000              513,605
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev.,
"95-A", 4.875%, 2031                                                          1,000,000            1,008,980
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev.,
"A", 4.875%, 2026                                                               500,000              510,880
------------------------------------------------------------------------------------------------------------
                                                                                                $  6,316,643
------------------------------------------------------------------------------------------------------------
Solid Waste Revenue - 0.3%
------------------------------------------------------------------------------------------------------------
Delaware County, PA, Industrial Development Authority, Resource Recovery
Facilities Rev. (American Ref-Fuel Co.), "A", 6.2%, 2019                   $    300,000         $    312,861
------------------------------------------------------------------------------------------------------------
State & Local Agencies - 3.8%
------------------------------------------------------------------------------------------------------------
Delaware Valley, PA, Regional Finance Authority, RITES, AMBAC,
7.025%, 2018 (v)                                                           $    500,000         $    613,210
Northumberland County, PA (Country Careers & Arts Center), 6.65%, 2020          235,000              241,465
Pennsylvania Industrial Development Authority, Economic Development,
AMBAC, 7%, 2007                                                                 300,000              302,448
Philadelphia, PA, Industrial Development Authority, FSA, 5.125%, 2026         1,000,000            1,055,400
Philadelphia, PA, Industrial Development Authority, FSA, 5.25%, 2030            750,000              787,688
Philadelphia, PA, Industrial Development Authority, MBIA, 5.35%, 2012           500,000              513,095
Puerto Rico Public Finance Corp., RITES, AMBAC, 6.825%, 2013 (v)(z)             500,000              604,830
------------------------------------------------------------------------------------------------------------
                                                                                                $  4,118,136
------------------------------------------------------------------------------------------------------------
Student Loan Revenue - 1.4%
------------------------------------------------------------------------------------------------------------
Pennsylvania Higher Education, Capital Acquisition Rev., MBIA, 5%, 2026    $  1,500,000         $  1,558,455
------------------------------------------------------------------------------------------------------------
Tax - Other - 0.6%
------------------------------------------------------------------------------------------------------------
Pittsburgh & Allegheny County, PA, Sales Tax Rev. (Public Auditorium
Hotel Room), AMBAC, 5.25%, 2013                                            $    500,000         $    526,745
Virgin Islands Public Finance Authority Rev., "A", 5.25%, 2024                  135,000              142,289
------------------------------------------------------------------------------------------------------------
                                                                                                $    669,034
------------------------------------------------------------------------------------------------------------
Tax Assessment - 0.3%
------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Redevelopment Authority Rev. (Pittsburgh Mills),
5.6%, 2023                                                                 $    350,000         $    369,842
------------------------------------------------------------------------------------------------------------
Tobacco - 0.4%
------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico,
5.375%, 2033                                                               $    315,000         $    324,973
Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021                     140,000              141,473
------------------------------------------------------------------------------------------------------------
                                                                                                $    466,446
------------------------------------------------------------------------------------------------------------
Toll Roads - 0.2%
------------------------------------------------------------------------------------------------------------
Pennsylvania Turnpike Commission, 5.5%, 2015                               $    250,000         $    269,963
------------------------------------------------------------------------------------------------------------
Transportation - Special Tax - 6.0%
------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Port Authority Special Rev., MBIA, 6.25%, 2009 (c)   $    500,000         $    535,835
Commonwealth of Puerto Rico Highway & Transportation Authority, "Y",
5.5%, 2036                                                                    1,020,000            1,113,116
Commonwealth of Puerto Rico Highway & Transportation Authority,
ROLS, MBIA, 7.553%, 2020 (v)(z)                                               1,500,000            1,975,440
Pennsylvania Turnpike Commission, MBIA, 5%, 2024                              1,775,000            1,872,022
Southeastern Pennsylvania Transportation Authority, Special Rev.,
FGIC, 5.25%, 2013                                                               500,000              523,795
Southeastern Pennsylvania Transportation Authority, Special Rev.,
FGIC, 5.375%, 2017                                                              500,000              513,535
------------------------------------------------------------------------------------------------------------
                                                                                                $  6,533,743
------------------------------------------------------------------------------------------------------------
Universities - Colleges - 12.2%
------------------------------------------------------------------------------------------------------------
Allegheny County, PA, (Chatham College), 5.95%, 2032                       $    335,000         $    357,247
Allegheny County, PA, Higher Education Building Authority Rev.
(Duquesne University), "A", XLCA, 5%, 2024                                    1,000,000            1,064,810
Cumberland County, PA, Municipal Authority (Dickinson College),
AMBAC, 5.55%, 2010 (c)                                                          535,000              575,457
Lycoming County, PA, (College of Technology), AMBAC, 5.25%, 2032                750,000              787,995
Pennsylvania Higher Educational Facilities (Allegheny College),
4.75%, 2031                                                                     500,000              506,510
Pennsylvania Higher Educational Facilities (Philadelphia
University), 5.5%, 2020                                                         500,000              530,335
Pennsylvania Higher Educational Facilities Authority Rev. (Clarion
University Foundation), XLCA, 5%, 2023                                        1,000,000            1,050,080
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel
University), 5.2%, 2032                                                         500,000              526,550
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel
University), MBIA, 5%, 2028                                                     750,000              794,468
Pennsylvania Higher Educational Facilities Authority Rev. (Marywood
University), MBIA, 5.5%, 2010 (c)                                               300,000              319,995
Pennsylvania Higher Educational Facilities Authority Rev.
(Mercyhurst College), "B", 5%, 2023                                             500,000              512,480
Pennsylvania Higher Educational Facilities Authority Rev. (Widener
University), 5.375%, 2029                                                       300,000              318,048
Pennsylvania Higher Educational Facilities Authority Rev. (Widener
University), 5%, 2031                                                           300,000              307,914
Pennsylvania Public School Building Authority (Delaware County
College), MBIA, 5.75%, 2010 (c)                                                 500,000              538,290
Pennsylvania Public School Building Authority, Montgomery County
Community College, AMBAC, 5%, 2025                                              500,000              531,500
Pennsylvania State University, 5%, 2029                                       1,400,000            1,483,538
Pennsylvania State University, "A", 5%, 2029                                  1,000,000            1,054,010
State Public School Building Authority, PA, Jefferson County (Dubois
Technical School), FGIC, 5%, 2026                                             1,000,000            1,055,560
Union County, PA, Higher Educational Facilities Financing Authority,
University Rev. (Bucknell University), 5.25%, 2021                            1,000,000            1,077,360
------------------------------------------------------------------------------------------------------------
                                                                                                $ 13,392,147
------------------------------------------------------------------------------------------------------------
Universities - Dormitories - 0.6%
------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority (Germantown
Friends School Project), 5.35%, 2031                                       $    600,000         $    633,276
------------------------------------------------------------------------------------------------------------
Utilities - Cogeneration - 0.3%
------------------------------------------------------------------------------------------------------------
Carbon County, PA, Industrial Development Authority Rev. (Panther
Creek Partners), 6.65%, 2010                                               $    110,000         $    115,006
Pennsylvania Economic Development Financing Authority Rev., Resources
Recovery Rev. (Colver), "G", 5.125%, 2015                                       100,000               99,707
Pennsylvania Economic Development Financing Authority Rev., Resources
Recovery Rev. (Northampton Generating), 6.4%, 2009                              150,000              150,032
------------------------------------------------------------------------------------------------------------
                                                                                                $    364,745
------------------------------------------------------------------------------------------------------------
Utilities - Investor Owned - 1.2%
------------------------------------------------------------------------------------------------------------
Lehigh County, PA, Industrial Development Authority Pollution Control
Rev. (PPL Electric Utilities Corp.), "A", FGIC, 4.7%, 2029                 $    500,000         $    512,905
Lehigh County, PA, Industrial Development Authority Rev. (PPL
Electric Utilities Corp.), FGIC, 4.75%, 2027                                    750,000              772,403
------------------------------------------------------------------------------------------------------------
                                                                                                $  1,285,308
------------------------------------------------------------------------------------------------------------
Utilities - Municipal Owned - 4.7%
------------------------------------------------------------------------------------------------------------
Guam Power Authority Rev., RITES, AMBAC, 6.565%, 2014 (v)(z)               $  2,170,000         $  2,434,523
Philadelphia, PA, Gas Works Rev. (1998 General Ordinance), FSA,
5.25%, 2020                                                                   1,000,000            1,070,870
Philadelphia, PA, Gas Works Rev., FSA, 5.5%, 2009 (c)                         1,000,000            1,060,350
Philadelphia, PA, Gas Works Rev., FSA, 5.5%, 2011 (c)                           500,000              542,630
------------------------------------------------------------------------------------------------------------
                                                                                                $  5,108,373
------------------------------------------------------------------------------------------------------------
Water & Sewer Utility Revenue - 9.5%
------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Sewer Rev., MBIA, 5.75%, 2010 (c)                    $    750,000         $    816,975
Bucks County, PA, (Suburban Water Co.), FGIC, 5.55%, 2032                     1,000,000            1,062,180
Delaware County, PA, Water Quality Control Authority, Sewer Rev.,
FGIC, 5%, 2018                                                                  750,000              785,168
Fairview Township, PA, Sewer Rev., FGIC, 5.05%, 2018                            750,000              788,640
Johnstown, PA, Redevelopment Authority, Sewer Rev., "A", FSA, 5%, 2034        1,500,000            1,574,460
Lancaster County, PA, Water & Sewer Authority Rev., MBIA, 5%, 2028              440,000              463,289
Unity Township, PA, Municipal Authority Sewer Rev., FSA, 5%, 2034             1,660,000            1,744,992
University Area Joint Authority, Sewer Rev., MBIA, 5%, 2023                   1,500,000            1,561,935
Virgin Islands Water & Power Authority Rev., ASST GTY, 5.3%, 2018               500,000              520,275
Westmoreland County, PA, Municipal Authority Services Rev., FSA,
5.25%, 2026                                                                   1,000,000            1,086,240
------------------------------------------------------------------------------------------------------------
                                                                                                $ 10,404,154
------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $100,602,449)                                           $105,550,979
------------------------------------------------------------------------------------------------------------
Floating Rate Demand Notes - 2.1%
Allegheny County, PA, Hospital Development Authority Rev.
(Presbyterian University Hospital), "A", 3.8%, due 10/05/06                $    800,000         $    800,000
Allegheny County, PA, Hospital Development Authority Rev.
(Presbyterian University Hospital), "B", 3.8%, due 10/05/06                   1,240,000            1,240,000
Allegheny County, PA, Hospital Development Authority Rev.
(Presbyterian University Hospital), "D", 3.8%, due 10/05/06                     200,000              200,000
------------------------------------------------------------------------------------------------------------
TOTAL FLOATING RATE DEMAND NOTES (IDENTIFIED COST, $2,240,000)                                  $  2,240,000
------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $102,842,449) (k)                                           $107,790,979
------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 1.6%                                                              1,803,553
------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                             $109,594,532
------------------------------------------------------------------------------------------------------------

SWAP AGREEMENTS AT 9/30/06
                                                                                                                    UNREALIZED
                         NOTIONAL                                    CASH FLOWS              CASH FLOWS            APPRECIATION
EXPIRATION                AMOUNT             COUNTERPARTY            TO RECEIVE                TO PAY             (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS
12/01/07              USD  2,000,000        Merrill Lynch            7-Day BMA          2.795% (fixed rate)           $ 17,217
12/06/16              USD  1,000,000        Merrill Lynch          3-Month LIBOR        5.569% (fixed rate)            (30,673)
12/13/16              USD  1,500,000        Merrill Lynch            7-Day BMA          3.848% (fixed rate)            (13,594)
 3/26/17              USD  2,000,000        Goldman Sachs            7-Day BMA          3.710% (fixed rate)              5,985
 3/01/19              USD  2,000,000        Merrill Lynch            7-Day BMA          3.976% (fixed rate)            (27,882)
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $(48,947)
--------------------------------------------------------------------------------------------------------------------------------
At September 30, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

PORTFOLIO OF INVESTMENTS
9/30/06  (unaudited)

MFS(R) SOUTH CAROLINA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 98.0%
------------------------------------------------------------------------------------------------------------
ISSUER                                                                       SHARES/PAR            VALUE ($)
------------------------------------------------------------------------------------------------------------
Airport & Port Revenue - 3.2%
------------------------------------------------------------------------------------------------------------
Horry County, SC, "A", FSA, 5.7%, 2027                                     $  2,250,000         $  2,291,419
Richland Lexington, SC, Airport Rev. (Columbia Airport), "A", FSA,
5%, 2026                                                                      1,000,000            1,038,180
Richland Lexington, SC, Airport Rev. (Columbia Airport), FSA,
5.125%, 2025                                                                  1,500,000            1,578,630
------------------------------------------------------------------------------------------------------------
                                                                                                $  4,908,229
------------------------------------------------------------------------------------------------------------
General Obligations - General Purpose - 7.0%
------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, RITES, ETM, 7.094%, 2018 (c)(v)(z)            $  2,000,000         $  2,301,000
Commonwealth of Puerto Rico, RITES, ETM, 7.094%, 2019 (c)(v)(z)               1,750,000            2,010,680
Commonwealth of Puerto Rico, RITES, MBIA, 7.594%, 2020 (v)(z)                 2,000,000            2,299,760
Hilton Head Island, SC, Rev., MBIA, 5.125%, 2022                              1,000,000            1,068,700
Horry County, SC, Hospital Fee Special Obligation, 6%, 2015                     915,000              995,785
Puerto Rico Commonwealth, Public Improvement, "A", 5.25%, 2030                1,000,000            1,067,500
Richland Lexington Riverbanks, SC, Parks District, FGIC, 5.8%, 2018           1,000,000            1,060,170
------------------------------------------------------------------------------------------------------------
                                                                                                $ 10,803,595
------------------------------------------------------------------------------------------------------------
General Obligations - Improvement - 1.3%
------------------------------------------------------------------------------------------------------------
Beaufort County, SC, FGIC, 5.25%, 2018                                     $  1,000,000         $  1,047,470
Commonwealth of Puerto Rico, RITES, FSA, 8.107%, 2016 (v)(z)                    850,000              980,118
------------------------------------------------------------------------------------------------------------
                                                                                                $  2,027,588
------------------------------------------------------------------------------------------------------------
General Obligations - Schools - 10.3%
------------------------------------------------------------------------------------------------------------
Anderson County, SC, School District, "B", 5.5%, 2018                      $  1,465,000         $  1,557,720
Berkeley County, SC, School District, 5%, 2008 (c)                            2,000,000            2,080,020
Chesterfield County, SC, School District, FSA, 5%, 2023                       3,000,000            3,145,980
Darlington County, SC, School District, FSA, 5%, 2027                         2,770,000            2,953,817
Lexington County, SC, School District, "A", 4.75%, 2028                       1,000,000            1,037,330
Orangeburg County, SC, Consolidated School District, FSA, 5.25%, 2020         1,065,000            1,140,892
Orangeburg County, SC, Consolidated School District, FSA, 5.375%, 2022        2,050,000            2,222,344
Richland County, SC, School District, 5.1%, 2021                              1,750,000            1,856,435
------------------------------------------------------------------------------------------------------------
                                                                                                $ 15,994,538
------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Hospitals - 21.1%
------------------------------------------------------------------------------------------------------------
Charleston County, SC, Hospital Facilities Rev. (Medical Society
Health), MBIA, ETM, 5%, 2022 (c)                                           $  2,450,000         $  2,469,061
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center),
"A", FSA, 5%, 2031                                                            2,000,000            2,098,760
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center),
"A", FSA, 5.25%, 2034                                                         2,000,000            2,132,620
Greenville, SC, Hospital Systems, Hospital Facilities Rev., 6%, 2020          3,400,000            3,990,614
Greenwood County, SC, Hospital Facilities Rev. (Self Memorial
Hospital), 5.5%, 2021                                                         1,000,000            1,057,990
Lexington County, SC, Health Services District, Inc., 5.5%, 2032                250,000              268,710
Lexington County, SC, Health Services District, Inc., 5.5%, 2037                250,000              267,875
Lexington County, SC, Health Services District, Inc., Hospital Rev.,
Refunding & Improvement, 5.5%, 2032                                           1,000,000            1,070,610
Lexington County, SC, Health Services District, Inc., Hospital Rev.,
Refunding & Improvement, FSA, 5.125%, 2021                                    1,500,000            1,564,545
South Carolina Jobs & Economic Development Authority Rev. (Bon Secours
Health Systems, Inc.), "A", 5.625%, 2030                                      1,250,000            1,326,425
South Carolina Jobs & Economic Development Authority, Hospital
Facilities Rev. (Anderson Area Medical Center, Inc.), MBIA, 5.25%, 2015       1,750,000            1,776,093
South Carolina Jobs & Economic Development Authority, Hospital
Facilities Rev. (Georgetown Memorial Hospital), AMBAC, 6%, 2014               1,000,000            1,076,680
South Carolina Jobs & Economic Development Authority, Hospital
Facilities Rev. (Georgetown Memorial Hospital), AMBAC, 5%, 2023               1,000,000            1,022,170
South Carolina Jobs & Economic Development Authority, Hospital
Facilities Rev. (Georgetown Memorial Hospital), ASST GTY, 5.25%, 2021         1,500,000            1,574,070
South Carolina Jobs & Economic Development Authority, Hospital
Facilities Rev. (Palmetto Health Alliance), 6.25%, 2031                         750,000              820,808
South Carolina Jobs & Economic Development Authority, Hospital
Facilities Rev. (Tuomey), CIFG, 5%, 2030                                      1,000,000            1,050,430
South Carolina Medical University, Hospital Facilities Rev., "A",
MBIA, 5%, 2031                                                                3,100,000            3,228,619
Spartanburg County, SC, Health Service Rev., AMBAC, 5.3%, 2020                2,500,000            2,521,450
Spartanburg County, SC, Health Service Rev., AMBAC, 5.3%, 2025                1,000,000            1,008,580
Spartanburg County, SC, Health Service Rev., FSA, 5.25%, 2032                 2,250,000            2,364,345
------------------------------------------------------------------------------------------------------------
                                                                                                $ 32,690,455
------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Long Term Care - 1.4%
------------------------------------------------------------------------------------------------------------
Greenville County, SC, Hospital Rev. (Chestnut Hill), "A", 8%, 2015        $  1,375,000         $  1,377,791
South Carolina Jobs & Economic Development Authority, First Mortgage
(Wesley Commons), 5.125%, 2026                                                  400,000              396,772
South Carolina Jobs & Economic Development Authority, Residential
Care Facilities Rev. (Episcopal Home), "A", 6.375%, 2032                        400,000              415,160
------------------------------------------------------------------------------------------------------------
                                                                                                $  2,189,723
------------------------------------------------------------------------------------------------------------
Industrial Revenue - Chemicals - 0.5%
------------------------------------------------------------------------------------------------------------
York County, SC, Industrial Rev., Exempt Facilities Hoechst Celanese,
5.7%, 2024                                                                 $    850,000         $    850,459
------------------------------------------------------------------------------------------------------------
Industrial Revenue - Other - 1.1%
------------------------------------------------------------------------------------------------------------
Calhoun County, SC, Solid Waste Disposal Facilities Rev. (Carolina
Eastman Co.), ETM, 6.75%, 2017 (c)                                         $  1,000,000         $  1,216,860
Virgin Islands Public Finance Authority, Refinery Facilities Rev.
(Hovensa Refinery), 5.875%, 2022                                                385,000              419,604
------------------------------------------------------------------------------------------------------------
                                                                                                $  1,636,464
------------------------------------------------------------------------------------------------------------
Industrial Revenue - Paper - 2.1%
------------------------------------------------------------------------------------------------------------
Darlington County, SC, Industrial Development Rev. (Sonoco Products
Co.), 6.125%, 2025                                                         $  1,500,000         $  1,515,975
Florence County, SC, Industrial Development Rev. (Stone Container
Co.), 7.375%, 2007                                                              225,000              226,656
Georgetown County, SC, Environmental Improvement Rev., International
Paper, "A", 5.3%, 2028                                                          500,000              511,340
Richland County, SC, Environmental Improvement Rev., International
Paper, "A", 6.1%, 2023                                                        1,000,000            1,083,770
------------------------------------------------------------------------------------------------------------
                                                                                                $  3,337,741
------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue - Entertainment & Tourism - 1.6%
------------------------------------------------------------------------------------------------------------
Myrtle Beach, SC, Hospitality Fee Rev., "A", FGIC, 5%, 2036                $    510,000         $    534,414
South Carolina Jobs & Economic Development Authority Rev. (Myrtle
Beach Convention), "B", MBIA, 5.125%, 2018                                      570,000              597,314
South Carolina Jobs & Economic Development Authority Rev. (Myrtle
Beach Convention), "B", MBIA, 5.125%, 2019                                      595,000              627,773
South Carolina Jobs & Economic Development Authority Rev. (Myrtle
Beach Convention), "B", MBIA, 5.125%, 2020                                      630,000              663,636
------------------------------------------------------------------------------------------------------------
                                                                                                $  2,423,137
------------------------------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 1.4%
------------------------------------------------------------------------------------------------------------
North Charleston SC, Housing Authority Rev. (Horizon Village), "A",
FHA, 5%, 2038                                                              $  1,000,000         $  1,008,140
North Charleston SC, Housing Authority Rev. (Horizon Village), "A",
FHA, 5.1%, 2041                                                               1,210,000            1,219,801
------------------------------------------------------------------------------------------------------------
                                                                                                $  2,227,941
------------------------------------------------------------------------------------------------------------
Single Family Housing - State - 3.4%
------------------------------------------------------------------------------------------------------------
South Carolina Housing, Finance & Development Authority Mortgage Rev.,
"A-2", AMBAC, 5.05%, 2027                                                  $  1,000,000         $  1,028,390
South Carolina Housing, Finance & Development Authority Mortgage Rev.,
"A-2", FSA, 5.5%, 2034                                                        1,045,000            1,082,756
South Carolina Housing, Finance & Development Authority Mortgage Rev.,
"A-2", FSA, 5.2%, 2035                                                          990,000            1,014,800
South Carolina Housing, Finance & Development Authority Rev.,
"A-2", FSA, 6%, 2020                                                            375,000              380,996
South Carolina Housing, Finance & Development Authority Rev.,
"A-2", FSA, 5.35%, 2024                                                       1,715,000            1,769,640
------------------------------------------------------------------------------------------------------------
                                                                                                $  5,276,582
------------------------------------------------------------------------------------------------------------
State & Agency - Other - 1.0%
------------------------------------------------------------------------------------------------------------
Greenville County, SC (University Center), "A", AMBAC, 5.25%, 2009 (c)     $  1,000,000         $  1,050,090
South Carolina Water Resources Authority Rev. (Local Government
Program), "A", 7.25%, 2020                                                      575,000              575,759
------------------------------------------------------------------------------------------------------------
                                                                                                $  1,625,849
------------------------------------------------------------------------------------------------------------
State & Local Agencies - 3.9%
------------------------------------------------------------------------------------------------------------
North Charleston, SC, Municipal Golf Course Mortgage Rev.,
5.5%, 2009 (c)                                                             $  1,000,000         $  1,057,450
Puerto Rico Public Finance Corp., 5.75%, 2007 (c)                             1,000,000            1,007,380
Puerto Rico Public Finance Corp., RITES, AMBAC, 6.825%, 2013 (v)(z)           1,375,000            1,663,283
Puerto Rico Public Finance Corp., RITES, AMBAC, 6.825%, 2019 (v)(z)           1,300,000            1,680,120
Spartanburg, SC, Public Facilities Corp. (Renaissance Park),
AMBAC, 5.125%, 2025                                                             685,000              722,312
------------------------------------------------------------------------------------------------------------
                                                                                                $  6,130,545
------------------------------------------------------------------------------------------------------------
Tax - Other - 0.1%
------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "A", 5.25%, 2024             $    180,000         $    189,718
------------------------------------------------------------------------------------------------------------
Tax Assessment - 0.3%
------------------------------------------------------------------------------------------------------------
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes),
5.45%, 2037                                                                $    500,000         $    507,730
------------------------------------------------------------------------------------------------------------
Tobacco - 0.7%
------------------------------------------------------------------------------------------------------------
South Carolina Tobacco Settlement Authority, 6.375%, 2028                  $  1,000,000         $  1,073,360
------------------------------------------------------------------------------------------------------------
Transportation - Special Tax - 3.5%
------------------------------------------------------------------------------------------------------------
South Carolina Transportation Infrastructure Rev., "A", AMBAC, 5%, 2023    $    500,000         $    521,730
South Carolina Transportation Infrastructure Rev., "A", AMBAC, 5%, 2027       2,000,000            2,103,480
South Carolina Transportation Infrastructure Rev., "A", AMBAC, 5%, 2033       1,645,000            1,728,994
South Carolina Transportation Infrastructure Rev., "A", MBIA,
5.375%, 2009 (c)                                                              1,000,000            1,061,240
------------------------------------------------------------------------------------------------------------
                                                                                                $  5,415,444
------------------------------------------------------------------------------------------------------------
Universities - Colleges - 11.8%
------------------------------------------------------------------------------------------------------------
Clemson University, University Rev., AMBAC, 6.25%, 2009 (c)                $  1,250,000         $  1,344,688
College of Charleston, SC, Academic & Administrative Facilities Rev.,
"B", XLCA, 5%, 2024                                                             800,000              842,344
College of Charleston, SC, Academic & Administrative Facilities Rev.,
"B", XLCA, 5.125%, 2034                                                       1,510,000            1,598,984
College of Charleston, SC, Higher Education Facility Rev., "A",
FGIC, 5.25%, 2028                                                             2,435,000            2,581,270
South Carolina Educational Facilities Authority (Furman University),
5%, 2038                                                                      1,000,000            1,043,970
South Carolina Educational Facilities Authority (Furman University),
AMBAC, 5.375%, 2020                                                           1,245,000            1,335,835
South Carolina Educational Facilities Authority (Furman University),
AMBAC, 5.5%, 2030                                                             2,000,000            2,134,360
South Carolina Jobs & Economic Development Authority, Student Housing
Rev. (Francis Marion University), "A", MBIA, 5%, 2034                         1,945,000            2,033,225
University of South Carolina, University Rev., "A", AMBAC, 5%, 2034           3,665,000            3,810,464
University of South Carolina, University Rev., "A", FGIC,
5.625%, 2010 (c)                                                              1,555,000            1,665,250
------------------------------------------------------------------------------------------------------------
                                                                                                $ 18,390,390
------------------------------------------------------------------------------------------------------------
Utilities - Municipal Owned - 10.4%
------------------------------------------------------------------------------------------------------------
Camden, SC, Public Utilities Rev., MBIA, 5.5%, 2007 (c)                    $  1,425,000         $  1,464,644
Camden, SC, Public Utilities Rev., MBIA, 5.5%, 2017                              75,000               77,099
Easley, SC, Utility Rev., FSA, 5%, 2027                                       1,000,000            1,050,710
Easley, SC, Utility Rev., Refunding & Improvement, FSA, 5%, 2034              2,000,000            2,112,700
Greenwood, SC, Combined Public Utility, Refunding & Improvement
Systems, MBIA, 5%, 2021                                                         175,000              185,344
Orangeburg County, SC, Solid Waste Disposal Facilities Rev.,
Electric & Gas, AMBAC, 5.7%, 2024                                             2,000,000            2,002,040
Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 2021                       2,600,000            3,207,854
Puerto Rico Electric Power Authority, RITES, FSA, 6.558%, 2015 (v)(z)         1,000,000            1,055,720
South Carolina Public Service Authority, "A", AMBAC, 5%, 2034                 2,000,000            2,086,200
South Carolina Public Service Authority, "A", MBIA, 5.5%, 2018                  200,000              212,288
South Carolina Public Service Authority, "A", MBIA, 5%, 2030                  1,000,000            1,056,760
South Carolina Public Service Authority, "B", FSA, 5.125%, 2037               1,500,000            1,564,575
------------------------------------------------------------------------------------------------------------
                                                                                                $ 16,075,934
------------------------------------------------------------------------------------------------------------
Water & Sewer Utility Revenue - 11.9%
------------------------------------------------------------------------------------------------------------
Anderson County, SC, Joint Municipal Water, FSA, 5%, 2032                  $  1,000,000         $  1,040,100
Anderson County, SC, Water & Sewer Systems Rev., FGIC, 5.125%, 2032           2,000,000            2,115,940
Berkeley County, SC, Water & Sewer Systems Rev., "A", FSA, 4.75%, 2029        1,000,000            1,033,650
Charleston, SC, Waterworks & Sewer Rev., Capital Improvement, "B",
5%, 2028                                                                      1,000,000            1,042,350
Columbia, SC, Waterworks & Sewer Systems Rev., 6%, 2010 (c)                   2,000,000            2,149,680
Columbia, SC, Waterworks & Sewer Systems Rev., FSA, 5%, 2029                  1,020,000            1,076,773
Greenville, SC, Stormwater Systems, FSA, 5%, 2022                               595,000              626,731
Greenville, SC, Waterworks Rev., 5.5%, 2007 (c)                               1,000,000            1,026,190
Greenville, SC, Waterworks Rev., 5.25%, 2020                                    860,000              928,981
Rock Hill, SC, Utility Systems Rev., Refunding & Improvement, "A",
FSA, 5.375%, 2023                                                               500,000              540,480
Spartanburg, SC, Water & Sewer Authority Rev., "B", MBIA, 5.25%, 2030         1,250,000            1,342,650
Western Carolina Regional Sewer Authority Rev., AMBAC, 0%, 2007               4,000,000            3,942,520
York County, SC, Water & Sewer Rev., Refunding & Capital Improvement,
MBIA, 5%, 2027                                                                1,490,000            1,566,631
------------------------------------------------------------------------------------------------------------
                                                                                                $ 18,432,676
------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $142,755,177)                                           $152,208,098
------------------------------------------------------------------------------------------------------------
Floating Rate Demand Notes - 0.9%
------------------------------------------------------------------------------------------------------------
Blount County, TN, Public Building Authority (Local Government Public
Improvement), "A-2C", 3.8%, due 10/02/06                                   $    100,000         $    100,000
Chicago, IL, Midway Airport Rev., Second Lien, "B", 3.95%, due 10/02/06         700,000              700,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.),
3.81%, due 10/02/06                                                             200,000              200,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.),
3.81%, due 10/02/06                                                             200,000              200,000
State of Oregon, "73G", 3.8%, due 10/04/06                                      100,000              100,000
------------------------------------------------------------------------------------------------------------
TOTAL FLOATING RATE DEMAND NOTES (IDENTIFIED COST, $1,300,000)                                  $  1,300,000
------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $144,055,177) (k)                                           $153,508,098
------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 1.1%                                                              1,782,136
------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                             $155,290,234
------------------------------------------------------------------------------------------------------------

SWAP AGREEMENTS AT 9/30/06
                                                                                                                    UNREALIZED
                         NOTIONAL                                    CASH FLOWS              CASH FLOWS            APPRECIATION
EXPIRATION                AMOUNT             COUNTERPARTY            TO RECEIVE                TO PAY             (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS
12/01/07              USD  3,000,000        Merrill Lynch            7-Day BMA          2.795% (fixed rate)           $ 25,825
 1/04/19              USD  2,000,000          Citigroup              7-Day BMA          4.307% (fixed rate)            (86,846)
11/09/26              USD  1,500,000        Goldman Sachs       5.787% (fixed rate)        3-Month LIBOR                92,185
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 31,164
-------------------------------------------------------------------------------------------------------------------------------

At September 30, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

PORTFOLIO OF INVESTMENTS
9/30/06  (unaudited)

MFS(R) TENNESSEE MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 96.7%
------------------------------------------------------------------------------------------------------------
ISSUER                                                                       SHARES/PAR            VALUE ($)
------------------------------------------------------------------------------------------------------------
Airport and Port Revenue - 1.4%
------------------------------------------------------------------------------------------------------------
Memphis-Shelby County, TN, Airport Authority Facilities Rev., FSA,
5.125%, 2021                                                               $  1,500,000         $  1,550,982
------------------------------------------------------------------------------------------------------------
General Obligations - General Purpose - 5.8%
------------------------------------------------------------------------------------------------------------
Chattanooga, TN, Public Improvement, 5%, 2021                              $  2,570,000         $  2,660,721
Commonwealth of Puerto Rico, Unrefunded, Public Improvement, FSA,
5%, 2024                                                                        770,000              808,338
Lincoln County, TN, School Improvement, FGIC, 5.8%, 2007 (c)                  1,000,000            1,021,090
Lincoln County, TN, School Improvement, FGIC, 5.8%, 2007 (c)                  1,000,000            1,021,090
Puerto Rico Public Building Authority, 5.5%, 2021                             1,000,000            1,121,020
------------------------------------------------------------------------------------------------------------
                                                                                                $  6,632,259
------------------------------------------------------------------------------------------------------------
General Obligations - Improvement - 0.6%
------------------------------------------------------------------------------------------------------------
Knoxville, TN, Recreational Facilities Improvement, 5.5%, 2008 (c)         $    645,000         $    670,787
------------------------------------------------------------------------------------------------------------
General Obligations - Schools - 13.1%
------------------------------------------------------------------------------------------------------------
Fayette County, TN, School District, MBIA, 5.6%, 2008 (c)                  $  1,215,000         $  1,247,854
Gibson County, TN, School District, MBIA, 5.75%, 2009 (c)                       455,000              479,001
Gibson County, TN, School District, MBIA, 5.75%, 2016                           190,000              200,999
Giles County, TN, School Improvement, FGIC, 5.75%, 2010 (c)                   1,980,000            2,116,006
Greene County, TN, Rural School, FGIC, 5%, 2011 (c)                           1,240,000            1,315,962
Roane County, TN, Rural School, FGIC, 5.6%, 2008 (c)                            915,000              940,803
Roane County, TN, Rural School, FGIC, 5.6%, 2008 (c)                            975,000            1,002,495
Rutherford County, TN, School & Public Improvement, 5%, 2022                  1,510,000            1,585,515
Rutherford County, TN, School District, 5.875%, 2010 (c)                      1,100,000            1,183,666
Rutherford County, TN, School Improvement, 0%, 2007 (c)                       1,500,000              932,475
Rutherford County, TN, School Improvement, 5.875%, 2010 (c)                   2,000,000            2,152,120
Williamson County, TN, Rural School, 6.125%, 2010 (c)                         1,575,000            1,701,961
------------------------------------------------------------------------------------------------------------
                                                                                                $ 14,858,857
------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Hospitals - 14.3%
------------------------------------------------------------------------------------------------------------
Jackson, TN, Hospital Rev. (Jackson-Madison County General Hospital),
AMBAC, 5%, 2008 (c)                                                        $  1,000,000         $  1,038,140
Johnson City, TN, Health & Education Financing Authority Rev.
(Johnson City Medical Center Hospital), MBIA, 5.25%, 2016                     1,375,000            1,375,825
Johnson City, TN, Health & Education Financing Authority Rev.
(Johnson City Medical Center Hospital), MBIA, ETM, 5%, 2018 (c)               1,500,000            1,553,010
Johnson City, TN, Health & Educational Facilities, Hospital Rev.
(Mountain States Health), "A", 5.5%, 2036                                       600,000              641,484
Knox County, TN, Health Educational Housing Facilities Board, Hospital
Facilities Rev. (Baptist Health Systems), 6.5%, 2031                            300,000              321,399
Knox County, TN, Health, Education & Housing Facilities Board Rev.
(Catholic Healthcare Partners), 5.25%, 2030                                   1,000,000            1,049,710
Knox County, TN, Health, Education & Housing Facilities Board Rev.
(Covenent Health), FSA, 5%, 2022                                              1,000,000            1,046,820
Knox County, TN, Health, Education & Housing Facilities Board Rev.
(East Tennessee Children's Hospital), 5.75%, 2033                               450,000              477,797
Knox County, TN, Health, Education & Housing Facilities Board Rev.
(Fort Sanders), MBIA, 5.75%, 2014                                             3,250,000            3,652,090
Metropolitan Government Nashville, TN, Davidson Town Prerefunded,
5.25%, 2008 (c)                                                                 540,000              563,641
Metropolitian Government Nashville, TN, Davidson Town Unrefunded
Hospital, 5.25%, 2020                                                           460,000              472,641
Shelby County, TN, Health Educational & Housing Facilities Board Rev.
(St. Judes Children's Research), 5.5%, 2020                                   1,750,000            1,848,333
Shelby County, TN, Health Educational & Housing Facilities Hospital
Rev. (Methodist Healthcare), 6.5%, 2012 (c)                                     375,000              431,539
Shelby County, TN, Health Educational & Housing Facilities Hospital
Rev. (Methodist Healthcare), 6.5%, 2012 (c)                                     625,000              719,231
Springfield, TN, Health & Higher Educational Facilities Hospital Rev.
(Northcrest Medical Center), 5.25%, 2013                                      1,000,000            1,019,690
------------------------------------------------------------------------------------------------------------
                                                                                                $ 16,211,350
------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Long Term Care - 0.5%
------------------------------------------------------------------------------------------------------------
Shelby County, TN, Health Educational Rev. (Germantown Village),
7.25%, 2034                                                                $    250,000         $    269,125
Shelby County, TN, Nursing Home Rev. (Beverly Enterprises, Inc.),
7.4%, 2006(c)                                                                   250,000              256,233
------------------------------------------------------------------------------------------------------------
                                                                                                $    525,358
------------------------------------------------------------------------------------------------------------
Industrial Revenue - Other - 1.2%
------------------------------------------------------------------------------------------------------------
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 2017             $    945,000         $    974,068
Virgin Islands Public Finance Authority, Refinery Facilities Rev.
(Hovensa Refinery), 5.875%, 2022                                                320,000              348,762
------------------------------------------------------------------------------------------------------------
                                                                                                $  1,322,830
------------------------------------------------------------------------------------------------------------
Industrial Revenue - Paper - 0.9%
------------------------------------------------------------------------------------------------------------
McMinn County, TN, Industrial Development Board, Pollution Control Rev.
(Bowater, Inc.), 7.625%, 2016                                              $  1,000,000         $  1,007,770
------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue - Entertainment & Tourism - 3.4%
------------------------------------------------------------------------------------------------------------
Memphis-Shelby County, TN (Memphis Sports Arena), AMBAC, 5.125%, 2028      $  2,000,000         $  2,109,180
Memphis-Shelby County, TN (Memphis Sports Arena), AMBAC, 5.35%, 2029          1,665,000            1,791,623
------------------------------------------------------------------------------------------------------------
                                                                                                $  3,900,803
------------------------------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 4.0%
------------------------------------------------------------------------------------------------------------
Chattanooga, TN, Health, Educational & Housing Facilities (Rainbow
Creek), GNMA, 6.125%, 2019                                                 $    420,000         $    443,701
Knoxville, TN, Community Development Corp., 5%, 2024                          1,000,000            1,057,760
Memphis, TN, Health & Educational Facilities Board Rev. (Hickory Point
Apartments), MBIA, 5.85%, 2020                                                1,000,000            1,046,300
Memphis, TN, Health, Educational & Housing Facilities Board Rev.
(Prescott Place Apartments Project), FNMA, 5.125%, 2038                       1,000,000            1,030,390
Metropolitan Government of Nashville & Davidson County, TN, Health,
Educational & Housing Facilities Board Rev. (Berkshire Place),
GNMA, 6%, 2023                                                                  500,000              526,250
Metropolitan Government of Nashville & Davidson County, TN, Health,
Educational & Housing Facilities Board Rev. (Herman Street),
FHA, 7.25%, 2032                                                                485,000              486,940
------------------------------------------------------------------------------------------------------------
                                                                                                $  4,591,341
------------------------------------------------------------------------------------------------------------
Single Family Housing - State - 13.1%
------------------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency Mortgage Finance, 5.2%, 2023          $  1,500,000         $  1,572,360
Tennessee Housing Development Agency Mortgage Finance, 5.35%, 2034              845,000              874,381
Tennessee Housing Development Agency Rev., Homeownership Program,
5.45%, 2014                                                                   2,535,000            2,636,704
Tennessee Housing Development Agency Rev., Homeownership Program,
4.45%, 2017                                                                     645,000              648,322
Tennessee Housing Development Agency Rev., Homeownership Program,
4.45%, 2017                                                                     660,000              663,399
Tennessee Housing Development Agency Rev., Homeownership Program,
4.55%, 2018                                                                     575,000              578,283
Tennessee Housing Development Agency Rev., Homeownership Program,
4.55%, 2018                                                                     690,000              693,940
Tennessee Housing Development Agency Rev., Homeownership Program,
6%, 2020                                                                      1,100,000            1,130,063
Tennessee Housing Development Agency Rev., Homeownership Program,
5%, 2026                                                                      2,000,000            2,044,420
Tennessee Housing Development Agency Rev., Homeownership Program,
5.05%, 2027                                                                     820,000              834,235
Tennessee Housing Development Agency Rev., Homeownership Program,
5.125%, 2034                                                                  1,055,000            1,088,939
Tennessee Housing Development Agency Rev., Homeownership Program,
5.25%, 2034                                                                   1,345,000            1,385,619
Tennessee Housing Development Agency Rev., Homeownership Program,
FSA, 5.4%, 2032                                                                 745,000              768,795
Tennessee Housing Development Agency Rev., Homeownership Program,
MBIA, 6.125%, 2020                                                               25,000               25,109
------------------------------------------------------------------------------------------------------------
                                                                                                $ 14,944,569
------------------------------------------------------------------------------------------------------------
State & Local Agencies - 5.5%
------------------------------------------------------------------------------------------------------------
Chattanooga, TN, Industrial Development Board, AMBAC, 5.75%, 2018          $  1,000,000         $  1,075,420
Puerto Rico Public Finance Corp., 5.75%, 2007 (c)                             2,000,000            2,014,760
Tennessee School Bond Authority (Higher Education Facilities), FSA,
5.25%, 2029                                                                   3,000,000            3,177,960
------------------------------------------------------------------------------------------------------------
                                                                                                $  6,268,140
------------------------------------------------------------------------------------------------------------
Tax - Other - 0.7%
------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "E", 5.875%, 2018            $    730,000         $    765,420
------------------------------------------------------------------------------------------------------------
Tobacco - 1.0%
------------------------------------------------------------------------------------------------------------
Guam Economic Development Authority Tobacco Settlement, "B", 5.5%, 2041    $    350,000         $    358,992
Tobacco Settlement Financing Corp., 5%, 2031                                    750,000              757,643
------------------------------------------------------------------------------------------------------------
                                                                                                $  1,116,635
------------------------------------------------------------------------------------------------------------
Universities - Colleges - 4.3%
------------------------------------------------------------------------------------------------------------
Metropolitan Government of Nashville & Davidson County, TN, Health,
Educational & Housing Facilities Board Rev. (McKendree Village, Inc.),
5.125%, 2020                                                               $  1,000,000         $  1,013,330
Metropolitan Government of Nashville & Davidson County, TN, Health,
Educational & Housing Facilities Board Rev. (Meharry
Medical College), AMBAC, 5%, 2024                                             3,750,000            3,861,600
------------------------------------------------------------------------------------------------------------
                                                                                                $  4,874,930
------------------------------------------------------------------------------------------------------------
Utilities - Municipal Owned - 7.1%
------------------------------------------------------------------------------------------------------------
Jackson, TN, Electrical Systems Rev., MBIA, 5%, 2018                       $  1,000,000         $  1,012,130
Lawrenceburg, TN, Electrical Rev., MBIA, 5.5%, 2009 (c)                       1,255,000            1,319,331
Metropolitan Government of Nashville & Davidson County, TN, Electrical
Rev., 5.125%, 2021                                                            1,500,000            1,581,375
Metropolitan Government of Nashville & Davidson County, TN, Electrical
Rev., "A", AMBAC, 5%, 2029                                                    1,500,000            1,578,435
Metropolitan Government of Nashville & Davidson County, TN, Electrical
Rev., MBIA, 0%, 2012                                                          3,305,000            2,644,661
------------------------------------------------------------------------------------------------------------
                                                                                                $  8,135,932
------------------------------------------------------------------------------------------------------------
Utilities - Other - 1.0%
------------------------------------------------------------------------------------------------------------
Tennessee Energy Acquisition, "A", 5.25%, 2026                             $  1,000,000         $  1,121,870
------------------------------------------------------------------------------------------------------------
Water & Sewer Utility Revenue - 18.8%
------------------------------------------------------------------------------------------------------------
Hallsdale-Powell Utility District, TN, Water & Sewer Rev., "A", FGIC,
5%, 2024                                                                   $  1,500,000         $  1,575,390
Hallsdale-Powell Utility District, TN, Water & Sewer Rev., "N", FGIC,
5%, 2036                                                                      1,000,000            1,062,950
Hallsdale-Powell Utility District, TN, Water & Sewer Rev., FGIC,
5%, 2027                                                                      3,000,000            3,149,040
Madison, TN, Utility Waterworks Rev., MBIA, 5%, 2019                          2,750,000            2,804,258
Memphis, TN, Sewage Systems Rev., 5.75%, 2008 (c)                               625,000              651,875
Memphis, TN, Sewage Systems Rev., 5.75%, 2008 (c)                             1,145,000            1,194,235
Memphis, TN, Sewage Systems Rev., 5.75%, 2008 (c)                               750,000              782,250
Rutherford County, TN, Water Rev., MBIA, 5%, 2027                               770,000              821,983
West Knox Utility District, TN, Water & Sewer Rev., MBIA, ETM,
0%, 2006 (c)                                                                  1,920,000            1,909,421
West Knox Utility District, TN, Water & Sewer Rev., MBIA, ETM,
0%, 2007 (c)                                                                  1,920,000            1,842,893
West Wilson Utility District, TN, Waterworks Rev., MBIA, 5.25%, 2030          2,000,000            2,144,320
White House Utility District, TN, Water & Sewer Rev. (Robertson &
Sumner Counties Waterworks), FSA, 6%, 2010 (c)                                1,000,000            1,074,650
White House Utility District, TN, Water & Sewer Rev. (Robertson &
Sumner Counties Waterworks), FSA, 5%, 2021                                      800,000              832,464
White House Utility District, TN, Water & Sewer Rev. (Robertson &
Sumner Counties Waterworks), FSA, 5%, 2032                                    1,500,000            1,552,980
------------------------------------------------------------------------------------------------------------
                                                                                                $ 21,398,709
------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $104,037,274)                                           $109,898,542
------------------------------------------------------------------------------------------------------------
Floating Rate Demand Notes - 1.0%
------------------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority, 3.76%, due 10/05/06          $  1,000,000         $  1,000,000
Sevier County, TN, Public Building Authority, 3.76%, due 10/05/06                70,000               70,000
------------------------------------------------------------------------------------------------------------
TOTAL FLOATING RATE DEMAND NOTES (IDENTIFIED COST, $1,070,000)                                  $  1,070,000
------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $105,107,274) (k)                                           $110,968,542
------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 2.3%                                                              2,669,753
------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                             $113,638,295
------------------------------------------------------------------------------------------------------------

SWAP AGREEMENTS AT 9/30/06
                                                                                                                    UNREALIZED
                         NOTIONAL                                    CASH FLOWS              CASH FLOWS            APPRECIATION
EXPIRATION                AMOUNT             COUNTERPARTY            TO RECEIVE                TO PAY             (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS
 1/11/22              USD  3,000,000        Merrill Lynch       5.763% (fixed rate)        3-Month LIBOR               $156,319
11/09/26              USD  2,150,000        Goldman Sachs       5.787% (fixed rate)        3-Month LIBOR                132,132
11/16/26              USD  2,200,000        Merrill Lynch       5.856% (fixed rate)        3-Month LIBOR                152,827
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $441,278
-------------------------------------------------------------------------------------------------------------------------------

At September 30, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

PORTFOLIO OF INVESTMENTS
9/30/06  (unaudited)

MFS(R) VIRGINIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 96.7%
------------------------------------------------------------------------------------------------------------
ISSUER                                                                       SHARES/PAR            VALUE ($)
------------------------------------------------------------------------------------------------------------
Airport & Port Revenue - 8.6%
------------------------------------------------------------------------------------------------------------
Metropolitan Washington, DC, Airport Authority Rev., "A", FGIC,
5.125%, 2024                                                               $  1,000,000         $  1,053,060
Metropolitan Washington, DC, Airport Authority Rev., "A", FGIC,
5%, 2025                                                                        705,000              735,393
Metropolitan Washington, DC, Airport Authority Rev., "A", FSA,
5%, 2032                                                                      1,455,000            1,523,763
Metropolitan Washington, DC, Airport Authority Rev., "A", MBIA,
5%, 2035                                                                      3,000,000            3,127,950
Metropolitan Washington, DC, Airport Authority Rev., "B", 5.5%, 2016          2,465,000            2,533,527
Metropolitan Washington, DC, Airport Authority Rev., "B", 5.75%, 2020        11,000,000           11,332,310
Norfolk, VA, Airport Authority Rev., "A", FGIC, 5.375%, 2017                  1,755,000            1,886,414
Norfolk, VA, Airport Authority Rev., "A", FGIC, 5%, 2022                      3,000,000            3,124,290
Virginia Resources Authority, Airport Rev., "B", 5.125%, 2027                   720,000              746,302
------------------------------------------------------------------------------------------------------------
                                                                                                $ 26,063,009
------------------------------------------------------------------------------------------------------------
General Obligations - General Purpose - 2.9%
------------------------------------------------------------------------------------------------------------
Lebanon, VA, 6.375%, 2006 (c)                                              $  1,625,000         $  1,664,504
Newport News, VA, Economic Development, "A", 5%, 2031                         1,595,000            1,692,135
Puerto Rico Commonwealth, Public Improvement, "A", 5.25%, 2030                2,000,000            2,135,000
Stafford County, VA, Industrial Development Authority Rev., "B",
MBIA, 5%, 2034                                                                3,060,000            3,219,579
------------------------------------------------------------------------------------------------------------
                                                                                                $  8,711,218
------------------------------------------------------------------------------------------------------------
General Obligations - Improvement - 13.1%
------------------------------------------------------------------------------------------------------------
Chesterfield County, VA, 6%, 2010 (c)                                      $  1,900,000         $  2,043,450
Chesterfield County, VA, 5%, 2020                                             2,015,000            2,120,163
Hampton, VA, Public Improvement, 6%, 2010 (c)                                 3,280,000            3,583,761
Hampton, VA, Public Improvement, 6%, 2010 (c)                                 3,480,000            3,802,283
Lynchburg, VA, Public Improvement, 5.6%, 2010 (c)                             1,765,000            1,904,170
Puerto Rico Municipal Finance Agency, RITES, FSA, 8.107%, 2016 (v)(z)         1,105,000            1,274,153
Puerto Rico Municipal Finance Agency, RITES, FSA, 7.099%, 2017 (v)(z)           615,000              692,736
Richmond, VA, 0%, 2008                                                        2,000,000            1,911,160
Richmond, VA, "A", FSA, 5.125%, 2010 (c)                                      5,000,000            5,287,700
Richmond, VA, "B", 0%, 2007                                                   5,280,000            5,227,200
Richmond, VA, "B", 0%, 2008                                                   5,270,000            5,035,907
Richmond, VA, "B", 0%, 2009                                                   5,175,000            4,730,209
Suffolk, VA, Public Improvement, 5.5%, 2010 (c)                               1,880,000            2,016,657
------------------------------------------------------------------------------------------------------------
                                                                                                $ 39,629,549
------------------------------------------------------------------------------------------------------------
General Obligations - Schools - 0.4%
------------------------------------------------------------------------------------------------------------
Harrisonburg, VA, Public Recreation
Facilities, FSA, 5.75%, 2029                         $ 1,000,000   $  1,086,950
------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Hospitals - 12.5%
------------------------------------------------------------------------------------------------------------
Albemarle County, VA, Industrial Development Authority, Hospital Rev.
(Martha Jefferson Hospital), 5.25%, 2035                                   $  3,000,000         $  3,133,020
Arlington County, VA, Industrial Development Authority Rev. (Virginia
Hospital Center Arlington Health Systems), 5.25%, 2011 (c)                    2,600,000            2,806,102
Fredericksburg, VA, Industrial Development Rev. (Medicorp Health
Systems), "B", 5.125%, 2033                                                     750,000              772,140
Fredericksburg, VA, Industrial Development Rev. (Medicorp Health
Systems), AMBAC, 5.25%, 2023                                                 11,000,000           11,320,870
Henrico County, VA, Economic Development Authority Rev. (Bon Secours
Health Systems, Inc.), "A", 5.6%, 2030                                        2,000,000            2,125,120
Henrico County, VA, Industrial Development Authority Rev. (Bon
Secours Health Systems, Inc.), MBIA, 6.25%, 2020                              1,500,000            1,795,305
Loudoun County, VA, Industrial Development Authority, Hospital Rev.
(Loudoun Hospital Center), "A", 6.1%, 2012 (c)                                1,000,000            1,130,130
Lynchburg, VA, Industrial Development Authority, Healthcare Facilities
Rev. (Central Health), 5.2%, 2008 (c)                                           855,000              880,231
Lynchburg, VA, Industrial Development Authority, Healthcare Facilities
Rev., Unrefunded Balance (Central Health), 5.2%, 2018                           145,000              149,691
Medical College of Virginia, Hospital Authority Rev., MBIA,
5.125%, 2018                                                                  3,000,000            3,116,190
Peninsula Ports Authority, VA, Health System Rev. (Riverside
Health System), 5%, 2018                                                      3,580,000            3,687,006
Peninsula Ports Authority, VA, Hospital Facility Rev. (Whittaker
Memorial), FHA, 8.7%, 2023                                                    2,015,000            2,333,854
Prince William County, VA, Industrial Development Authority, Hospital
Rev. (Potomac Hospital Corp.), 5.2%, 2026                                     1,000,000            1,055,840
Roanoke, VA, Industrial Development Authority, Hospital Rev.
(Roanoke Memorial Hospital), "B", MBIA, ETM, 6.125%, 2017(c)                  3,000,000            3,536,310
------------------------------------------------------------------------------------------------------------
                                                                                                $ 37,841,809
------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Long Term Care - 0.8%
------------------------------------------------------------------------------------------------------------
Henrico County, VA, Economic Development Authority, Residential Care
Facilities (United Methodist Homes), "A", 6.7%, 2027                       $    750,000         $    801,075
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk
Retirement Community), "A", 6.125%, 2035                                        750,000              775,162
Suffolk VA, Industrial Development Authority Retirement, 5.3%, 2031             750,000              762,975
------------------------------------------------------------------------------------------------------------
                                                                                                $  2,339,212
------------------------------------------------------------------------------------------------------------
Industrial Revenue - Environmental Services - 1.1%
------------------------------------------------------------------------------------------------------------
Charles City County, VA, Industrial Development Authority, Solid Waste
Disposal Facility Rev. (Waste Management, Inc.), 6.25%, 2027               $  1,500,000         $  1,633,305
Henrico County, VA, Industrial Development Authority Rev. (Browning
Ferris, Inc.), 5.45%, 2014                                                    1,750,000            1,727,145
------------------------------------------------------------------------------------------------------------
                                                                                                $  3,360,450
------------------------------------------------------------------------------------------------------------
Industrial Revenue - Other - 1.3%
------------------------------------------------------------------------------------------------------------
Loudoun County, VA, Industrial Development Authority Rev. (Dulles
Airport Marriot Hotel), 7.125%, 2015                                       $  2,000,000         $  2,037,840
Peninsula Ports Authority, Virginia Coal (Dominion Terminal
Associates), 6%, 2033                                                         1,000,000            1,100,010
Virgin Islands Public Finance Authority, Refinery Facilities Rev.
(Hovensa Refinery), 5.875%, 2022                                                750,000              817,410
------------------------------------------------------------------------------------------------------------
                                                                                                $  3,955,260
------------------------------------------------------------------------------------------------------------
Industrial Revenue - Paper - 1.9%
------------------------------------------------------------------------------------------------------------
Bedford County, VA, Industrial Development Authority Rev. (Nekooska
Packaging Corp.), 5.6%, 2025                                               $  1,000,000         $  1,012,900
Isle Wight County, VA, Industrial Development Authority, Solid Waste
Disposal Facilities Rev. (Union Camp Corp.), 6.1%, 2027                       2,750,000            2,822,792
West Point, VA, Industrial Development Authority, Solid Waste
Disposal Rev. (Chesapeake Corp.), "A", 6.375%, 2019                           1,750,000            1,753,360
------------------------------------------------------------------------------------------------------------
                                                                                                $  5,589,052
------------------------------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 4.4%
------------------------------------------------------------------------------------------------------------
Alexandria, VA, Redevelopment & Housing Finance Authority Rev.
(Jefferson Village Apartments), "B", 9%, 2018                              $  3,610,000         $  3,609,531
Arlington County, VA, Industrial Development Authority Rev. (Colonial
Village), FNMA, 5.15%, 2031                                                   3,000,000            3,118,770
Virginia Housing Development Authority Rev., "B", 5.95%, 2016                 1,345,000            1,359,230
Virginia Housing Development Authority Rev., "G", 5.625%, 2020                2,000,000            2,073,240
Virginia Housing Development Authority Rev., "I", 5.15%, 2017                 3,000,000            3,072,600
------------------------------------------------------------------------------------------------------------
                                                                                                $ 13,233,371
------------------------------------------------------------------------------------------------------------
Parking - 0.6%
------------------------------------------------------------------------------------------------------------
Norfolk, VA, Parking Systems Rev., MBIA, 5%, 2020                          $  1,630,000         $  1,690,196
------------------------------------------------------------------------------------------------------------
Single Family Housing - State - 2.1%
------------------------------------------------------------------------------------------------------------
Virginia Housing Development Authority Commonwealth, "C", 4.4%, 2022       $  1,270,000         $  1,256,055
Virginia Housing Development Authority Commonwealth, "C", 4.75%, 2032         1,795,000            1,809,504
Virginia Housing Development Authority, "A", 5%, 2031                         2,000,000            2,044,940
Virginia Housing Development Authority, "C", 4.66%, 2027                      1,285,000            1,286,658
------------------------------------------------------------------------------------------------------------
                                                                                                $  6,397,157
------------------------------------------------------------------------------------------------------------
State & Agency - Other - 1.7%
------------------------------------------------------------------------------------------------------------
Fairfax County, VA, COP, 6.1%, 2017                                        $  3,090,000         $  3,476,775
Virginia Biotechnology Research Park Lease Rev. (Consolidated
Laboratories), 5%, 2021                                                       1,500,000            1,575,750
------------------------------------------------------------------------------------------------------------
                                                                                                $  5,052,525
------------------------------------------------------------------------------------------------------------
State & Local Agencies - 20.5%
------------------------------------------------------------------------------------------------------------
Blue Ridge, VA, Regional Jail Authority, MBIA, 5.2%, 2021                  $  1,830,000         $  1,898,387
Caroline County, VA, Industrial Development Authority, Lease Rev.,
AMBAC, 5.125%, 2034                                                           1,000,000            1,059,560
Chesapeake, VA, Industrial Development Authority (Chesapeake Court
House), MBIA, 6.25%, 2011                                                     3,985,000            4,132,565
Chesapeake, VA, Industrial Development Authority (Chesapeake Court
House), MBIA, 5.25%, 2017                                                     2,000,000            2,060,520
Chesterfield County, VA, Industrial Development Authority, Public
Facilities Lease Rev., 7.5%, 2008                                               830,000              831,577
Dinwiddie County, VA, Industrial Development Authority Lease Rev.,
"B", MBIA, 5%, 2030                                                           2,500,000            2,623,825
Fairfax County, VA, Economic Development Authority, 4.5%, 2026                2,325,000            2,353,900
Fairfax County, VA, Economic Development Authority Rev. (U.S. Route 28),
MBIA, 5%, 2029                                                                1,000,000            1,055,570
Fairfax County, VA, Economic Development Authority, Parking Rev.
(Vienna II Metrorail), 6%, 2009 (c)                                           1,750,000            1,900,535
Fairfax County, VA, Economic Development Authority, Parking Rev.
(Vienna II Metrorail), 6%, 2009 (c)                                           1,650,000            1,791,933
Fairfax County, VA, Redevelopment & Housing Authority Rev. (Mott &
Gum Springs Community Centers), 5.5%, 2017                                    2,225,000            2,273,483
Fairfax, VA, Economic Development Authority Fairfax Public Improvement
Project, 5%, 2030                                                             1,000,000            1,049,690
Front Royal & Warren County, VA, Industrial Development Authority Lease
Rev., School & Capital Improvement, "B", FSA, 5%, 2035                        2,875,000            3,019,641
King George County, VA, Industrial Development Authority Lease Rev.,
FSA, 5%, 2036                                                                 2,000,000            2,093,100
Middlesex County, VA, Industrial Development Authority Rev., AMBAC,
5.125%, 2027                                                                  1,000,000            1,067,980
Middlesex County, VA, Industrial Development Authority Rev., AMBAC,
5.25%, 2032                                                                   2,000,000            2,131,640
Montgomery County, VA, Industrial Development, "B", AMBAC, 6%, 2011 (c)       1,000,000            1,104,620
Montgomery County, VA, Industrial Development, "C", AMBAC, 6%, 2011 (c)       1,120,000            1,237,174
New River Valley, VA, Regional Jail Authority, MBIA, 5.125%, 2019             3,405,000            3,521,894
Orange County, VA, Industrial Development Authority (Orange County
Project), AMBAC, 5%, 2034                                                     1,000,000            1,045,290
Powhatan County, VA, Economic Development Authority Lease Rev.
(Virginia Capital Projects), AMBAC, 5.25%, 2033                               1,000,000            1,064,900
Prince William County, VA, Lease Partnerships, 5%, 2021                       1,500,000            1,582,200
Puerto Rico Public Finance Corp., RITES, AMBAC, 6.825%, 2013 (v)(z)           2,000,000            2,419,320
Puerto Rico Public Finance Corp., RITES, AMBAC, 6.825%, 2016 (v)(z)             500,000              631,470
Richmond, VA, Public Facilities, COP (Megahertz Project), "A",
AMBAC, 5%, 2022                                                               1,600,000            1,670,208
Southwest Virginia Regional Jail Authority Rev., MBIA, 5%, 2035               1,720,000            1,800,651
Virginia College Building Authority (21st Century College Program),
6%, 2009 (c)                                                                  2,000,000            2,125,820
Virginia Public Building Authority Rev., "B", MBIA, 0%, 2007                  3,750,000            3,641,813
Virginia Resources Authority Rev., "B", FSA, 5.5%, 2019                       1,070,000            1,142,557
Virginia Resources Authority Rev., ROLS, 6.519%, 2021 (v)(z)                  1,390,000            1,575,621
Virginia Resources Authority Rev., ROLS, 6.519%, 2023 (v)(z)                  1,520,000            1,701,792
Virginia Resources Authority Rev., ROLS, 6.519%, 2033 (v)(z)                  2,510,000            2,759,695
Virginia Resources Authority, Infrastructure Rev., "A", 5%, 2017              1,360,000            1,425,919
------------------------------------------------------------------------------------------------------------
                                                                                                $ 61,794,850
------------------------------------------------------------------------------------------------------------
Tax - Other - 1.6%
------------------------------------------------------------------------------------------------------------
Greater Richmond Convention Center Authority, Hotel Tax Rev.
(Convention Center Expansion), 6.125%, 2010 (c)                            $  3,500,000         $  3,841,495
Virgin Islands, Public Finance Authority Rev., "A", 5.625%, 2025              1,000,000            1,035,960
------------------------------------------------------------------------------------------------------------
                                                                                                $  4,877,455
------------------------------------------------------------------------------------------------------------
Tobacco - 1.0%
------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico,
5.375%, 2033                                                               $    450,000         $    464,247
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico,
5.5%, 2039                                                                      965,000              999,036
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, "B",
0%, 2055                                                                      2,000,000               70,340
Tobacco Settlement Financing Corp., VA, 5.625%, 2037                          1,000,000            1,047,900
Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021                     540,000              545,681
------------------------------------------------------------------------------------------------------------
                                                                                                $  3,127,204
------------------------------------------------------------------------------------------------------------
Toll Roads - 0.4%
------------------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., 0%, 2008 (c)                 $  1,500,000         $  1,088,955
------------------------------------------------------------------------------------------------------------
Transportation - Special Tax - 0.9%
------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Highway & Transportation Authority Rev.,
"J", MBIA, 5%, 2029                                                        $  1,210,000         $  1,282,358
Virginia Commonwealth Board Program (Oak Grove Connector), "A",
5.25%, 2007 (c)                                                               1,500,000            1,530,705
------------------------------------------------------------------------------------------------------------
                                                                                                $  2,813,063
------------------------------------------------------------------------------------------------------------
Universities - Colleges - 3.7%
------------------------------------------------------------------------------------------------------------
Amherst, VA, Industrial Development Authority Rev. (Educational
Facilities Sweet Briar), 5%, 2026                                          $  1,770,000         $  1,827,189
Danville, VA, Industrial Development Authority, Educational
Facilities Rev. (Averett University), 6%, 2022                                  500,000              521,800
Loudoun County, VA, Industrial Development Authority, University
Facilities Rev. (George Washington University), 6.25%, 2012                   2,710,000            2,713,225
University of Virginia, (University Revenue), "B", 5%, 2027                   2,690,000            2,836,094
Virginia College Building Authority, Educational Facilities Rev.
(Washington & Lee University), MBIA, 5.25%, 2031                              1,000,000            1,164,300
Virginia College Building Authority, Educational Facilities Rev.
(Hampton University), 6%, 2010 (c)                                            1,000,000            1,087,260
Virginia College Building Authority, Educational Facilities Rev.
(Regent University), MBIA, 5.125%, 2011 (c)                                   1,000,000            1,070,990
------------------------------------------------------------------------------------------------------------
                                                                                                $ 11,220,858
------------------------------------------------------------------------------------------------------------
Utilities - Investor Owned - 2.3%
------------------------------------------------------------------------------------------------------------
Chesapeake, VA, Industrial Development Authority Rev. (Virginia
Electric & Power Co.), 5.25%, 2008                                         $    750,000         $    754,065
Halifax County, VA, Industrial Development Authority (Old Dominion
Electric Cooperative), AMBAC, 5.625%, 2028                                    3,000,000            3,245,010
Mecklenburg County, VA, Industrial Development Authority Rev. (UAE
Mecklenburg LP), 6.5%, 2017                                                     700,000              772,821
Pittsylvania County, VA, Industrial Development Authority Rev.,
7.5%, 2014                                                                    2,000,000            2,017,720
------------------------------------------------------------------------------------------------------------
                                                                                                $  6,789,616
------------------------------------------------------------------------------------------------------------
Utilities - Municipal Owned - 5.5%
------------------------------------------------------------------------------------------------------------
Bristol, VA, Utility Systems Rev., FSA, ETM, 5.75%, 2016 (c)               $    240,000         $    279,197
Guam Power Authority Rev., RITES, AMBAC, 6.565%, 2015 (v)(z)                  1,010,000            1,134,291
Puerto Rico Electric Power Authority Rev., RITES,
FSA, 7.594%, 2017 (v)(z)                                                      2,500,000            2,936,800
Puerto Rico Electric Power Authority Rev., RITES,
FSA, 7.344%, 2019 (v)(z)                                                      1,270,000            1,480,845
Puerto Rico Electric Power Authority Rev., RITES,
FSA, 6.694%, 2020 (v)(z)                                                      1,250,000            1,432,900
Richmond, VA, Public Utilities Rev., FSA, 5%, 2033                            6,950,000            7,210,416
Richmond, VA, Public Utilities Rev., FSA, 5%, 2035                            1,000,000            1,054,690
Richmond, VA, Public Utilities Rev., FSA, "N", 5%, 2027                       1,000,000            1,060,430
------------------------------------------------------------------------------------------------------------
                                                                                                $ 16,589,569
------------------------------------------------------------------------------------------------------------
Water & Sewer Utility Revenue - 9.4%
------------------------------------------------------------------------------------------------------------
Fairfax County, VA, Water Authority Rev., 5%, 2026                         $  1,000,000         $  1,061,520
Fairfax County, VA, Water Authority Rev., 5%, 2027                            3,155,000            3,344,899
Fairfax County, VA, Water Authority Rev., 5%, 2032                            2,000,000            2,080,720
Fairfax County, VA, Water Authority Rev., "A", 5%, 2030                       2,000,000            2,123,560
Fairfax County, VA, Water Authority Rev., Unrefunded, 5%, 2027                3,210,000            3,365,236
Prince William County, VA, Water & Sewer Rev., FGIC, 5.5%, 2009 (c)           2,000,000            2,120,700
Puerto Rico Aqueduct & Sewer Authority Rev., ETM, 10.25%, 2009 (c)              175,000              191,182
Spotsylvania County, VA, Water & Sewer Rev., FSA, 5%, 2022                    1,450,000            1,513,495
Virginia Beach, VA, Storm Water Utilities Rev., 6%, 2020                      1,000,000            1,093,900
Virginia Resources Authority Sewer Systems Rev. (Hopewell Regional
Wastewater), 5.75%, 2021                                                      1,335,000            1,446,699
Virginia Resources Authority, Clean Water Rev., 5.4%, 2010 (c)                1,135,000            1,212,940
Virginia Resources Authority, Clean Water Rev., 6%, 2010 (c)                  2,750,000            2,999,755
Virginia Resources Authority, Infrastructure Rev., "A", MBIA, 5.5%, 2019      1,600,000            1,727,360
Virginia Resources Authority, Infrastructure Rev., "A", MBIA, 5.5%, 2020      1,690,000            1,822,310
Virginia Resources Authority, Water & Sewer Systems Rev. (Tuckahoe
Creek Project), 5%, 2035                                                      2,015,000            2,110,712
------------------------------------------------------------------------------------------------------------
                                                                                                $ 28,214,988
------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $276,474,976)                                           $291,466,316
------------------------------------------------------------------------------------------------------------
Floating Rate Demand Notes - 0.9%
------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev.
(Presbyterian University Hospital), "A", 3.8%, due 10/05/06                $    100,000         $    100,000
Allegheny County, PA, Hospital Development Authority Rev.
(Presbyterian University Hospital), "C", 3.8%, due 10/05/06                     500,000              500,000
Burke County, GA, Development Authority Pollution Control Rev.
(Oglethorpe Power Corp.), "A", 3.78%, due 10/04/06                              100,000              100,000
Chicago, IL, Midway Airport Rev., Second Lien, "B", 3.95%, due 10/02/06         900,000              900,000
Georgia Municipal Electric Authority Rev., 3.76%, due 10/04/06                  200,000              200,000
Jefferson County, AL, Sewer Rev., Warrants Rev., "B-4",
3.78%, due 10/05/06                                                             200,000              200,000
Massachusetts Water Resources Authority, 3.75%, due 10/04/06                    100,000              100,000
Sevier County, TN, Public Building Authority, 3.76%, due 10/05/06               190,000              190,000
Sevier County, TN, Public Building Authority, 3.76%, due 10/05/06               400,000              400,000
------------------------------------------------------------------------------------------------------------
TOTAL FLOATING RATE DEMAND NOTES (IDENTIFIED COST, $2,690,000)                                   $ 2,690,000
------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $279,164,976) (k)                                           $294,156,316
------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 2.4%                                                              7,369,677
------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                             $301,525,993
------------------------------------------------------------------------------------------------------------

SWAP AGREEMENTS AT 9/30/06
                                                                                                                    UNREALIZED
                         NOTIONAL                                    CASH FLOWS              CASH FLOWS            APPRECIATION
EXPIRATION                AMOUNT             COUNTERPARTY            TO RECEIVE                TO PAY             (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS
12/01/07              USD  6,000,000        Merrill Lynch            7-Day BMA          2.795% (fixed rate)            $ 51,650
 1/11/22              USD  3,000,000        Merrill Lynch       5.763% (fixed rate)        3-Month LIBOR                156,319
11/09/26              USD  3,000,000        Goldman Sachs       5.787% (fixed rate)        3-Month LIBOR                184,370
11/16/26              USD  3,000,000        Merrill Lynch       5.856% (fixed rate)        3-Month LIBOR                208,401
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $600,740
-------------------------------------------------------------------------------------------------------------------------------

At September 30, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

PORTFOLIO OF INVESTMENTS
9/30/06  (unaudited)

MFS(R) WEST VIRGINIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.4%
------------------------------------------------------------------------------------------------------------
ISSUER                                         SHARES/PAR       VALUE ($)
------------------------------------------------------------------------------------------------------------
General Obligations - General Purpose - 22.5%
------------------------------------------------------------------------------------------------------------
Charleston, WV, Public Improvements, 7.2%, 2009                            $  1,140,000         $  1,244,584
Commonwealth of Puerto Rico, Public Improvement, 5.25%, 2023                  1,500,000            1,589,730
Commonwealth of Puerto Rico, Public Improvement, "A", CIFG, 5%, 2034          2,000,000            2,093,920
Commonwealth of Puerto Rico, Public Improvement, RITES, MBIA,
7.594%, 2019 (v)(z)                                                           3,000,000            3,449,640
Puerto Rico Commonwealth Public Improvement, "A", CIFG, 5%, 2025              1,000,000            1,064,580
Puerto Rico Public Buildings Authority Rev. (State Office Building),
"F", XLCA, 5.25%, 2025                                                        2,000,000            2,295,820
Puerto Rico Public Buildings Authority Rev., "B", 5.25%, 2007 (c)             3,115,000            3,201,784
West Virginia Highway Improvements, FGIC, 5.625%, 2010 (c)                    2,000,000            2,159,400
West Virginia Public Improvements, FGIC, 5%, 2021                             4,000,000            4,083,400
West Virginia Sewer Improvements, FGIC, 5.5%, 2017                            2,565,000            2,713,411
West Virginia Water Utility Improvements, FGIC, 5.25%, 2026                   8,000,000            8,168,640
------------------------------------------------------------------------------------------------------------
                                                                                                $ 32,064,909
------------------------------------------------------------------------------------------------------------
General Obligations - Improvement - 1.7%
------------------------------------------------------------------------------------------------------------
Brooke County, WV, Board of Education, FGIC, 5%, 2016                      $  1,390,000         $  1,458,207
Puerto Rico, Municipal Finance Agency, RITES, FSA, 7.099%, 2017 (v)(z)          900,000            1,013,760
------------------------------------------------------------------------------------------------------------
                                                                                                $  2,471,967
------------------------------------------------------------------------------------------------------------
General Obligations - Schools - 5.2%
------------------------------------------------------------------------------------------------------------
Jefferson County, WV, Board of Education, FGIC, ETM, 6.85%, 2009 (c)       $  1,680,000         $  1,824,866
Monongalia County, WV, Board of Education, MBIA, 5%, 2027                     2,350,000            2,489,331
Monongalia County, WV, Board of Education, MBIA, 5%, 2033                     3,000,000            3,151,380
------------------------------------------------------------------------------------------------------------
                                                                                                $  7,465,577
------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Hospitals - 5.5%
------------------------------------------------------------------------------------------------------------
Kanawha County, WV, Building Commission Rev. (St. Francis Hospital),
ETM, 7.5%, 2007 (c)                                                        $     60,000         $     61,587
Monongalia County, WV, Building Community Hospital Rev. (Monongalia
General Hospital), "A", 5.25%, 2035                                           1,000,000            1,044,810
Ohio County, WV, County Commission Health System Rev. (Ohio Valley
Medical Center), 5.75%, 2013                                                    750,000              725,520
Randolph County, WV, Community Health
Systems Rev. (Davis Health Systems, Inc.), FSA, 5.2%, 2021                    1,000,000            1,071,370
Weirton, WV, Municipal Hospital Building, Commission Rev. (Weirton
Hospital Medical Center), 6.375%, 2031                                          600,000              626,256
West Virginia Hospital Finance Authority, Hospital Rev. (Charleston
Area Medical Center), ETM, 6.5%, 2023 (c)                                     2,000,000            2,450,760
West Virginia Hospital Finance Authority, Hospital Rev. (Fairmont
General Hospital), 6.625%, 2019                                                 300,000              300,630
West Virginia Hospital Finance Authority, Hospital Rev. (General
Division Medical Office Building), 7.25%, 2014                                1,510,000            1,512,069
------------------------------------------------------------------------------------------------------------
                                                                                                $  7,793,002
------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Long Term Care - 2.1%
------------------------------------------------------------------------------------------------------------
Harrison County, WV, Building Commission Rev. (Maplewood Retirement),
AMBAC, 5.25%, 2008 (c)                                                     $  2,625,000         $  2,741,445
West Virginia Economic Development (Edgewood Summit), 5.5%, 2029                300,000              305,517
------------------------------------------------------------------------------------------------------------
                                                                                                $  3,046,962
------------------------------------------------------------------------------------------------------------
Industrial Revenue - Other - 0.3%
------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, Refinery Facilities Rev.
(Hovensa Refinery), 5.875%, 2022                                           $    350,000         $    381,458
------------------------------------------------------------------------------------------------------------
Parking - 0.9%
------------------------------------------------------------------------------------------------------------
West Virginia Economic Development Authority, Auto Lease Rev. (Capitol
Parking Garage), AMBAC, 5.8%, 2020                                         $  1,260,000         $  1,350,859
------------------------------------------------------------------------------------------------------------
Single Family Housing - Local - 1.0%
------------------------------------------------------------------------------------------------------------
Charlestown, WV, Residential Mortgage Rev., 6.2%, 2011                     $     75,000         $     75,310
Kanawha County, WV, 0%, 2014 (c)                                              1,920,000            1,289,702
------------------------------------------------------------------------------------------------------------
                                                                                                $  1,365,012
------------------------------------------------------------------------------------------------------------
Single Family Housing - State - 1.9%
------------------------------------------------------------------------------------------------------------
Puerto Rico Housing Finance Authority Home Mortgage Rev., Mortgage
Backed Securities, "A", 4.75%, 2023                                        $    680,000         $    680,116
West Virginia Housing Development Fund Rev., 5.25%, 2018                      1,000,000            1,029,250
West Virginia Housing Development Fund Rev., 5.3%, 2023                         920,000              940,976
------------------------------------------------------------------------------------------------------------
                                                                                                $  2,650,342
------------------------------------------------------------------------------------------------------------
State & Local Agencies - 21.2%
------------------------------------------------------------------------------------------------------------
Huntington, WV, Municipal Development Authority, Rev., MBIA, 5.1%, 2018    $  1,740,000         $  1,803,232
West Virginia Building Commission, "A", RITES, AMBAC, 6.765%, 2018 (v)(z)     4,520,000            5,656,961
West Virginia Building Commission, "B", RITES, AMBAC, 6.765%, 2018 (v)(z)     1,250,000            1,564,425
West Virginia Building Commission, Lease Rev., MBIA, ETM, 0%, 2007 (c)        3,150,000            3,068,415
West Virginia Building Commission, Lease Rev., MBIA, ETM, 0%, 2008 (c)        3,050,000            2,866,725
West Virginia Building Commission, Lease Rev., MBIA, ETM, 0%, 2009 (c)        1,000,000              905,100
West Virginia Economic Development Authority (Correctional Juvenile &
Public), 5%, 2020                                                             1,000,000            1,049,010
West Virginia Economic Development Authority (Correctional Juvenile &
Public), MBIA, 5.5%, 2013                                                     1,000,000            1,098,670
West Virginia Economic Development Authority (Correctional Juvenile &
Public), MBIA, 5%, 2026                                                       2,100,000            2,197,818
West Virginia Economic Development Authority State Office Building,
"B", MBIA, 5.25%, 2030                                                        1,355,000            1,443,834
West Virginia Economic Development Authority, Auto Lease Rev.,
5.2%, 2033                                                                    1,000,000            1,051,550
West Virginia Economic Development Authority, Department of
Environmental Protection, 5.5%, 2022                                          2,000,000            2,177,020
West Virginia Economic Development Authority, Lease Rev. (State Office
Building), "B", MBIA, 5.25%, 2025                                               645,000              690,608
West Virginia Hospital Finance Authority, Hospital Rev. (Veterans
Nursing Home), 5.5%, 2034                                                     1,000,000            1,027,470
West Virginia Hospital Finance Authority, Hospital Rev. (West
Virginia University Hospital), AMBAC, 5%, 2018                                1,000,000            1,021,880
West Virginia School Building Authority, Miscellaneous Tax Rev.,
FSA, 5.25%, 2021                                                              2,550,000            2,629,458
------------------------------------------------------------------------------------------------------------
                                                                                                $ 30,252,176
------------------------------------------------------------------------------------------------------------
Tax - Other - 0.4%
------------------------------------------------------------------------------------------------------------
Virgin Islands, Public Finance Authority Rev., "A", 5.625%, 2025           $    500,000         $    517,980
------------------------------------------------------------------------------------------------------------
Tobacco - 0.5%
------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico,
5.375%, 2033                                                               $    665,000         $    686,054
------------------------------------------------------------------------------------------------------------
Toll Roads - 1.8%
------------------------------------------------------------------------------------------------------------
West Virginia Parkways, Economic Development & Tourism Authority, Rev.,
FGIC, ETM, 0%, 2007 (c)                                                    $  2,000,000         $  1,948,200
West Virginia Parkways, Economic Development & Tourism Authority, Rev.,
FGIC, ETM, 0%, 2008 (c)                                                         610,000              573,345
------------------------------------------------------------------------------------------------------------
                                                                                                $  2,521,545
------------------------------------------------------------------------------------------------------------
Transportation - Special Tax - 1.3%
------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Highway & Transportation Authority Rev.,
"J", MBIA, 5%, 2029                                                        $  1,820,000         $  1,928,836
------------------------------------------------------------------------------------------------------------
Universities - Colleges - 20.9%
------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Industrial Tourist Education (University
Plaza), MBIA, 5%, 2021                                                     $  1,270,000         $  1,326,223
Fairmont State College, West Virginia, College Rev., "A", FGIC,
5%, 2032                                                                      3,210,000            3,351,946
Fairmont State College, West Virginia, College Rev., "A", FGIC,
5.375%, 2027                                                                  1,500,000            1,619,370
Fairmont State College, West Virginia, College Rev., "A", FGIC,
5%, 2032                                                                      2,250,000            2,342,880
Fairmont State College, West Virginia, College Rev., "B", FGIC,
5.25%, 2022                                                                   5,130,000            5,495,102
Shepherd University Board of Governors, West Virginia Rev.
(Residence Facilities Projects), MBIA, 5%, 2035                               1,675,000            1,758,917
West Virginia Department of Higher Education (Marshall University),
FGIC, 5.25%, 2019                                                             1,680,000            1,778,465
West Virginia Department of Higher Education (Student Union James C.
Wilson College), 5.125%, 2022                                                 1,500,000            1,594,245
West Virginia Department of Higher Education, "B", FGIC, 5%, 2029             1,000,000            1,050,311
West Virginia Department of Higher Education, "A", MBIA, 5%, 2010             1,345,000            1,407,610
West Virginia University, Dormitory Rev., AMBAC, 5%, 2007 (c)                 2,000,000            2,051,240
West Virginia University, University Systems Rev. (Marshall
University), FGIC, 6%, 2020                                                   2,705,000            2,935,466
West Virginia University, University Systems Rev. (West Virginia
University), MBIA, 5.5%, 2020                                                 1,700,000            1,954,286
West Virginia, West Virginia University Improvement Rev., "C",
FGIC, 5%, 2028                                                                1,000,000            1,048,990
------------------------------------------------------------------------------------------------------------
                                                                                                $ 29,715,051
------------------------------------------------------------------------------------------------------------
Universities - Dormitories - 0.4%
------------------------------------------------------------------------------------------------------------
West Liberty State College, Capital Improvement, 6%, 2028                  $    500,000         $    535,870
------------------------------------------------------------------------------------------------------------
Utilities - Investor Owned - 0.5%
------------------------------------------------------------------------------------------------------------
Mason County, WV, Pollution Control Rev. (Appalachian Power Co.),
5.5%, 2022                                                                 $    750,000         $    777,427
------------------------------------------------------------------------------------------------------------
Water & Sewer Utility Revenue - 9.3%
------------------------------------------------------------------------------------------------------------
Fairmont, WV, Waterworks Rev., AMBAC, 5.25%, 2022                          $    200,000         $    226,970
West Virginia Water Development Authority Loan Program, "B", AMBAC,
4.75%, 2035                                                                     500,000              511,085
West Virginia Water Development Authority Loan Program, "B", AMBAC,
5.125%, 2024                                                                  2,140,000            2,294,701
West Virginia Water Development Authority Rev., AMBAC, 6.25%, 2020            1,000,000            1,086,750
West Virginia Water Development Authority Rev., AMBAC, 5.25%, 2023            1,000,000            1,076,320
West Virginia Water Development Authority Rev., AMBAC, 5%, 2026               2,850,000            3,006,693
West Virginia Water Development Authority Rev., ETM, 7.1%, 2009 (c)              80,000               84,232
West Virginia Water Development Authority, "A", FGIC, 5%, 2033                1,500,000            1,579,305
West Virginia Water Development Authority, Infrastructure Rev., "A",
AMBAC, 5%, 2033                                                               1,950,000            2,042,840
West Virginia Water Development Authority, Infrastructure Rev.,
FSA, 5.5%, 2010 (c)                                                             390,000              418,220
West Virginia Water Development Authority, Infrastructure Rev.,
FSA, 5.5%, 2010 (c)                                                             895,000              959,762
------------------------------------------------------------------------------------------------------------
                                                                                                $ 13,286,878
------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $130,891,143)                                           $138,811,905
------------------------------------------------------------------------------------------------------------
Floating Rate Demand Notes - 0.9%
------------------------------------------------------------------------------------------------------------
Bell County, TX, Health Facility Development Corp. Rev. (Scott & White
Memorial Hospital), 3.89%, due 10/02/06                                    $    100,000         $    100,000
Illinois Development Finance Authority Rev. (Jewish Federation of
Metropolitan Chicago), 3.89%, due 10/02/06                                      200,000              200,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.),
3.81%, due 10/02/06                                                             200,000              200,000
New York, NY, Municipal Water & Sewer Finance Authority Rev.,
3.78%, due 10/02/06                                                             100,000              100,000
Sevier County, TN, Public Building Authority, 3.76%, due 10/05/06               500,000              500,000
State of Oregon, "73G", 3.8%, due 10/04/06                                      100,000              100,000
------------------------------------------------------------------------------------------------------------
TOTAL FLOATING RATE DEMAND NOTES (IDENTIFIED COST, $1,200,000)                                  $  1,200,000
------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $132,091,143) (k)                                           $140,011,905
------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 1.7%                                                              2,454,726
------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                             $142,466,631
------------------------------------------------------------------------------------------------------------

SWAP AGREEMENTS AT 9/30/06
                                                                                                                    UNREALIZED
                         NOTIONAL                                    CASH FLOWS              CASH FLOWS            APPRECIATION
EXPIRATION                AMOUNT             COUNTERPARTY            TO RECEIVE                TO PAY             (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS
12/01/07              USD  3,000,000        Merrill Lynch            7-Day BMA          2.795% (fixed rate)            $ 25,825
11/09/26              USD  1,500,000        Goldman Sachs       5.787% (fixed rate)        3-Month LIBOR                 92,185
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $118,010
-------------------------------------------------------------------------------------------------------------------------------

At September 30, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

Portfolio Footnotes:

(c) Refunded bond.
(k) As of September 30, 2006, the following funds held securities fair valued in accordance with the policies adopted by the
    Board of Trustees. All of these security values were provided by an independent pricing service using an evaluated bid.

FUND                                                MARKET VALUE                     % OF MARKET VALUE
-------------------------------------------------------------------------------------------------------
Mississippi Fund                                    $ 83,045,558                           99.40%
New York Fund                                        158,753,758                           98.51%
North Carolina Fund                                  327,180,095                           99.33%
Pennsylvania Fund                                    105,550,979                           97.92%
South Carolina Fund                                  152,208,098                           99.15%
Tennessee Fund                                       109,898,542                           99.04%
Virginia Fund                                        291,466,316                           99.09%
West Virginia Fund                                   138,811,905                           99.14%

(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of  business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $149,996, representing 1.4% of net assets for the Pennsylvania Fund.
(v) Inverse floating rate security.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The funds hold the following restricted securities:

                                                                                                                         TOTAL %
                                                                                 ACQUISITION ACQUISITION    CURRENT       OF NET
FUND              DESCRIPTION                                                       DATE        COST     MARKET VALUE     ASSETS
--------------------------------------------------------------------------------------------------------------------------------
Mississippi       Commonwealth of Puerto Rico, ROLS, FGIC, 7.553%, 2016             8/05/02  $4,023,905   $ 3,996,537
Fund              Guam Power Authority Rev., RITES, AMBAC, 6.565%, 2013             5/20/99   1,072,720     1,123,060
                  Puerto Rico Municipal Finance Agency, RITES, FSA,
                  7.099%, 2017                                                      1/06/00     703,620       844,800
                  Puerto Rico Public Finance Corp., RITES, AMBAC, 6.825%, 2013      9/30/99     509,110       604,830
--------------------------------------------------------------------------------------------------------------------------------
                  Total Restricted Securities                                                             $ 6,569,227       7.7%
                                                                                                          ===========       ===
New York          Commonwealth of Puerto Rico, ROLS, XLCA, 7.483%, 2017            10/22/01  $1,634,526   $ 1,741,311
Fund              Guam Power Authority Rev., "B-1", RITES, AMBAC, 6.565%, 2014      5/20/99     531,950       560,950
                  Niagara Falls, NY, Bridge Commission Toll Rev., RITES, FGIC,
                  6.565%, 2015                                                      5/21/99   3,755,920     4,095,490
                  Triborough Bridge & Tunnel Authority Rev., NY, RITES, ETM,
                  7.035%, 2017                                                      4/18/00   5,018,300     6,202,300
--------------------------------------------------------------------------------------------------------------------------------
                  Total Restricted Securities                                                             $12,600,051       7.7%
                                                                                                          ===========       ===
North Carolina    Commonwealth of Puerto Rico, Highway & Transportation             2/26/99  $7,037,419   $ 7,611,167
Fund              Authority Rev., RITES, FSA, 8.075%, 2018
                  North Carolina Eastern Municipal Power Agency, RITES, AMBAC,
                  8.045%, 2018                                                      5/26/00   6,552,130     8,873,540
                  North Carolina Municipal Power Agency, Catawba Electric Rev.,
                  ROLS, MBIA, 7.026%, 2019                                          3/03/03   5,726,600     5,752,400
                  North Carolina Municipal Power Agency, Catawba Electric Rev.,
                  ROLS, MBIA, 7.026%, 2020                                          3/03/03   3,376,680     3,441,120
                  Puerto Rico Public Finance Corp., RITES, AMBAC, 6.825%, 2016      9/30/99   1,471,890     1,894,410
--------------------------------------------------------------------------------------------------------------------------------
                  Total Restricted Securities                                                             $27,572,637       8.2%
                                                                                                          ===========       ===
Pennsylvania      Commonwealth of Puerto Rico Highway & Transportation              4/25/03  $1,969,560   $ 1,975,440
Fund              Authority, ROLS, MBIA, 7.553%, 2020
                  Commonwealth of Puerto Rico, ROLS, FGIC, 7.553%, 2015             8/05/02   1,292,920     1,268,260
                  Commonwealth of Puerto Rico, ROLS, XLCA, 7.483%, 2017            10/22/01   1,210,760     1,289,860
                  Guam Power Authority Rev., RITES, AMBAC, 6.565%, 2014             5/20/99   2,308,663     2,434,523
                  Puerto Rico Public Finance Corp., RITES, AMBAC, 6.825%, 2013      9/30/99     509,110       604,830
--------------------------------------------------------------------------------------------------------------------------------
                  Total Restricted Securities                                                             $ 7,572,913       6.9%
                                                                                                          ===========       ===
South Carolina    Commonwealth of Puerto Rico, RITES, ETM, 7.094%, 2018            10/05/00  $2,068,200   $ 2,301,000
Fund              Commonwealth of Puerto Rico, RITES, ETM, 7.094%, 2019            10/05/00   1,795,115     2,010,680
                  Commonwealth of Puerto Rico, RITES, MBIA, 7.594%, 2020            3/30/00   2,044,880     2,299,760
                  Commonwealth of Puerto Rico, RITES, FSA, 8.107%, 2016             1/06/00     883,592       980,118
                  Puerto Rico Electric Power Authority, RITES, FSA,
                  6.558%, 2015                                                      9/16/99     976,500     1,055,720
                  Puerto Rico Public Finance Corp., RITES, AMBAC, 6.825%, 2013      9/30/99   1,400,053     1,663,283
                  Puerto Rico Public Finance Corp., RITES, AMBAC, 6.825%, 2019      3/31/99   1,470,326     1,680,120
--------------------------------------------------------------------------------------------------------------------------------
                  Total Restricted Securities                                                             $11,990,681       7.7%
                                                                                                          ===========       ===
Virginia          Guam Power Authority Rev., RITES, AMBAC, 6.565%, 2015             5/20/99  $1,058,642   $ 1,134,291
Fund              Puerto Rico Electric Power Authority Rev., RITES, FSA,            8/28/00   2,770,600     2,936,800
                  7.594%, 2017
                  Puerto Rico Electric Power Authority Rev., RITES, FSA,
                  7.334%, 2019                                                      8/28/00   1,345,006     1,480,845
                  Puerto Rico Electric Power Authority Rev., RITES, FSA,
                  6.694%, 2020                                                      8/28/00   1,240,075     1,432,900
                  Puerto Rico Municipal Finance Agency, RITES, FSA,
                  8.107%, 2016                                                      1/06/00   1,148,670     1,274,153
                  Puerto Rico Municipal Finance Agency, RITES, FSA,
                  7.099%, 2017                                                      1/06/00     576,968       692,736
                  Puerto Rico Public Finance Corp., RITES, AMBAC, 6.825%, 2013      9/30/99   2,036,440     2,419,320
                  Puerto Rico Public Finance Corp., RITES, AMBAC, 6.825%, 2016      3/31/99     569,030       631,470
                  Virginia Resources Authority Rev., ROLS, 6.519%, 2021            12/01/03   1,508,372     1,575,621
                  Virginia Resources Authority Rev., ROLS, 6.519%, 2023            12/01/03   1,612,568     1,701,792
                  Virginia Resources Authority Rev., ROLS, 6.519%, 2033            12/01/03   2,586,957     2,759,695
--------------------------------------------------------------------------------------------------------------------------------
                  Total Restricted Securities                                                             $18,039,623       6.0%
                                                                                                          ===========       ===
West Virginia     Commonwealth of Puerto Rico, Public Improvement, RITES, MBIA,     3/30/00  $3,090,720   $ 3,449,640
Fund              7.594%, 2019
                  Puerto Rico, Municipal Finance Agency, RITES, FSA,
                  7.099%, 2017                                                      1/06/00     844,344     1,013,760
                  West Virginia Building Commission, "A", RITES, AMBAC,
                  6.765%, 2018                                                      5/05/99   4,888,561     5,656,961
                  West Virginia Building Commission, "B", RITES, AMBAC,
                  6.765%, 2018                                                      5/05/99   1,351,925     1,564,425
--------------------------------------------------------------------------------------------------------------------------------
                  Total Restricted Securities                                                             $11,684,786       8.2%
                                                                                                          ===========       ===

The following abbreviations are used in this report and are defined:

BMA        Bond Market Assn.
COP        Certificate of Participation
ETM        Escrowed to Maturity
LIBOR      London Interbank Offered Rate
LOC        Letter of Credit

Insurers                                                   Inverse Floaters
-----------------------------------------------------------------------------------------------------------------
AMBAC      AMBAC Indemnity Corp.                           RITES           Residual Interest Tax-Exempt Security
ASST GTY   Assured Guaranty Insurance Co.                  ROLS            Reset Option Longs
CIFG       CIFG IXIS Financial Guaranty
CONNIE LEE Connie Lee Insurance Co.
FGIC       Financial Guaranty Insurance Co.
FHA        Federal Housing Administration
FNMA       Federal National Mortgage Assn.
FSA        Financial Security Assurance Inc.
GNMA       Government National Mortgage Assn.
MBIA       MBIA Insurance Corp.
XLCA       XL Capital Insurance Co.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
At 9/30/06  (unaudited)

These statements represent each fund's balance sheet, which details the assets and liabilities comprising the total value of each fund.

                                                                        MISSISSIPPI      NEW YORK  NORTH CAROLINA  PENNSYLVANIA
                                                                               FUND          FUND            FUND          FUND
ASSETS
--------------------------------------------------------------------------------------------------------------------------------
Investments -
  Identified cost                                                       $79,484,502   $150,042,832   $308,832,423   $102,842,449
  Unrealized appreciation (depreciation)                                  4,061,056     11,110,926     20,547,672      4,948,530
--------------------------------------------------------------------------------------------------------------------------------
Total investments, at value                                             $83,545,558   $161,153,758   $329,380,095   $107,790,979
Cash                                                                          3,901         59,155         62,732         80,721
Receivable for investments sold                                             170,732        455,000         60,000        275,000
Receivable for fund shares sold                                              66,287         79,181        593,924        113,250
Interest receivable                                                       1,165,379      2,415,884      5,260,461      1,617,494
Receivable from investment adviser                                               --             --             --          8,331
Unrealized appreciation on interest rate swaps                               69,455        127,225        263,066         23,202
Other assets                                                                    319            556            985            398
--------------------------------------------------------------------------------------------------------------------------------
Total assets                                                            $85,021,631   $164,290,759   $335,621,263   $109,909,375
--------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------------------------------------------------------
Distributions payable                                                      $125,987       $215,516       $386,565       $133,041
Payable for investments purchased                                                --        968,528             --             --
Payable for fund shares reacquired                                           34,798        157,645        309,958         33,204
Unrealized depreciation on interest rate swaps                               43,423         20,911        108,558         72,149
Payable to affiliates -
  Management fee                                                              2,087          4,012          8,231          2,700
  Shareholder servicing costs                                                 1,801          3,322          8,831          6,881
  Distribution and service fees                                                 879          5,989         12,984         13,168
  Administrative services fee                                                   194            306            552            229
Payable for independent trustees' compensation                                9,807         12,793         16,095          9,771
Accrued expenses and other liabilities                                       38,090         53,320         79,060         43,700
--------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                          $257,066     $1,442,342       $930,834       $314,843
--------------------------------------------------------------------------------------------------------------------------------
Net assets                                                              $84,764,565   $162,848,417   $334,690,429   $109,594,532
--------------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
--------------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                         $80,985,222   $151,080,727   $313,634,342   $104,808,869
Unrealized appreciation (depreciation) on investments                     4,087,088     11,217,240     20,702,180      4,899,583
Accumulated net realized gain (loss) on investments                        (247,213)       999,367        902,980         36,986
Accumulated distributions in excess of net investment income                (60,532)      (448,917)      (549,073)      (150,906)
--------------------------------------------------------------------------------------------------------------------------------
Net assets                                                              $84,764,565   $162,848,417   $334,690,429   $109,594,532
--------------------------------------------------------------------------------------------------------------------------------

Statements of Assets and Liabilities (unaudited) - continued

                                                                        MISSISSIPPI      NEW YORK  NORTH CAROLINA  PENNSYLVANIA
                                                                               FUND          FUND            FUND          FUND
Net Assets
Class A                                                                 $74,635,218   $119,896,982   $271,422,024    $72,574,677
Class B                                                                  10,129,347     27,761,080     30,690,242     37,019,855
Class C                                                                          --     15,190,355     32,578,163             --
--------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                        $84,764,565   $162,848,417   $334,690,429   $109,594,532
--------------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding
Class A                                                                   7,586,331     10,658,512     22,705,039      7,074,139
Class B                                                                   1,028,261      2,475,829      2,570,916      3,599,267
Class C                                                                          --      1,352,339      2,727,018             --
--------------------------------------------------------------------------------------------------------------------------------
Total shares of beneficial interest outstanding                           8,614,592     14,486,680     28,002,973     10,673,406
--------------------------------------------------------------------------------------------------------------------------------

Class A shares

Net asset value per share
(net assets/shares of beneficial interest outstanding)                        $9.84         $11.25         $11.95         $10.26
--------------------------------------------------------------------------------------------------------------------------------
Offering price per share (100/95.25Xnet asset value per share)               $10.33         $11.81         $12.55         $10.77
--------------------------------------------------------------------------------------------------------------------------------

Class B shares

Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)                        $9.85         $11.21         $11.94         $10.29
--------------------------------------------------------------------------------------------------------------------------------

Class C shares

Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)                          $--         $11.23         $11.95            $--
--------------------------------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Statements of Assets and Liabilities (unaudited) - continued

                                                                            SOUTH                                            WEST
                                                                         CAROLINA       TENNESSEE        VIRGINIA        VIRGINIA
                                                                             FUND            FUND            FUND            FUND
ASSETS
---------------------------------------------------------------------------------------------------------------------------------
Investments -
  Identified cost                                                    $144,055,177    $105,107,274    $279,164,976    $132,091,143
  Unrealized appreciation (depreciation)                                9,452,921       5,861,268      14,991,340       7,920,762
---------------------------------------------------------------------------------------------------------------------------------
Total investments, at value                                          $153,508,098    $110,968,542    $294,156,316    $140,011,905
Cash                                                                       65,114          24,530          75,212          61,683
Receivable for investments sold                                                --       1,020,000       2,889,912         160,000
Receivable for fund shares sold                                           243,573          17,046         267,790         102,122
Interest receivable                                                     2,426,769       1,603,215       4,598,196       2,335,354
Unrealized appreciation on interest rate swaps                            118,010         441,278         600,740         118,010
Other assets                                                                  525             424             912             500
---------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         $156,362,089    $114,075,035    $302,589,078    $142,789,574
---------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------------------------------
Distributions payable                                                    $156,533        $171,181        $423,765        $159,087
Payable for investments purchased                                         397,447              --              --              --
Payable for fund shares reacquired                                        355,491         196,777         516,903          90,063
Unrealized depreciation on interest rate swaps                             86,846              --              --              --
Payable to affiliates -
  Management fee                                                            3,830           2,807           7,427           3,508
  Shareholder servicing costs                                               3,450           4,352           8,943           5,050
  Distribution and service fees                                             5,718           4,069          10,142           4,709
  Administrative services fee                                                 295             236             505             277
Payable for independent trustees' compensation                             15,410          12,615          16,222          15,183
Accrued expenses and other liabilities                                     46,835          44,703          79,178          45,066
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                      $1,071,855        $436,740      $1,063,085        $322,943
---------------------------------------------------------------------------------------------------------------------------------
Net assets                                                           $155,290,234    $113,638,295    $301,525,993    $142,466,631
---------------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
---------------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                      $146,132,172    $107,517,794    $286,466,325    $134,629,052
Unrealized appreciation (depreciation) on investments                   9,484,085       6,302,546      15,592,080       8,038,772
Accumulated net realized gain (loss) on investments                      (306,114)         27,228         150,999           9,845
Accumulated distributions in excess of net investment income              (19,909)       (209,273)       (683,411)       (211,038
---------------------------------------------------------------------------------------------------------------------------------
Net assets                                                           $155,290,234    $113,638,295    $301,525,993    $142,466,631
---------------------------------------------------------------------------------------------------------------------------------

Statements of Assets and Liabilities (unaudited) - continued

                                                                            SOUTH                                            WEST
                                                                         CAROLINA       TENNESSEE        VIRGINIA        VIRGINIA
                                                                             FUND            FUND            FUND            FUND
Net Assets
Class A                                                              $131,892,601     $98,886,750    $273,842,334    $130,919,547
Class B                                                                23,397,633      14,751,545      14,683,969      11,547,084
Class C                                                                        --              --      12,999,690              --
---------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                     $155,290,234    $113,638,295    $301,525,993    $142,466,631
---------------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding
Class A                                                                10,683,291       9,296,694      23,835,042      11,312,503
Class B                                                                 1,896,384       1,387,887       1,279,054         998,257
Class C                                                                        --              --       1,131,741              --
---------------------------------------------------------------------------------------------------------------------------------
Total shares of beneficial interest outstanding                        12,579,675      10,684,581      26,245,837      12,310,760
---------------------------------------------------------------------------------------------------------------------------------

Class A shares

Net asset value per share
(net assets/shares of beneficial interest outstanding)                     $12.35          $10.64          $11.49          $11.57
---------------------------------------------------------------------------------------------------------------------------------
Offering price per share (100/95.25Xnet asset value per share)             $12.97          $11.17          $12.06          $12.15
---------------------------------------------------------------------------------------------------------------------------------

Class B shares

Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)                     $12.34          $10.63          $11.48          $11.57
---------------------------------------------------------------------------------------------------------------------------------

Class C shares

Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)                        $--             $--          $11.49             $--
---------------------------------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF OPERATIONS
Six months ended 9/30/06  (unaudited)

These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund's operations.

                                                                  MISSISSIPPI         NEW YORK   NORTH CAROLINA     PENNSYLVANIA
                                                                         FUND             FUND             FUND             FUND

NET INVESTMENT INCOME
--------------------------------------------------------------------------------------------------------------------------------
Interest                                                           $2,199,035       $4,286,368       $8,481,564       $2,674,907
--------------------------------------------------------------------------------------------------------------------------------
Expenses -
  Management fee                                                     $233,926         $450,649         $909,136         $300,832
  Distribution and service fees                                        38,700          374,606          784,376          197,750
  Shareholder servicing costs                                          55,074          107,201          202,864           71,934
  Administrative services fee                                          12,006           19,295           34,713           14,257
  Independent trustees' compensation                                    1,940            3,100            6,267            3,117
  Custodian fee                                                        18,687           31,142           50,367           25,633
  Shareholder communications                                            4,463           10,601           17,423            8,484
  Auditing fees                                                        20,883           20,883           20,883           21,085
  Legal fees                                                            1,841            2,626            4,228            2,213
  Miscellaneous                                                        22,077           29,897           35,485           24,093
--------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                       $409,597       $1,050,000       $2,065,742         $669,398
--------------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                 (3,885)          (6,918)         (12,822)          (4,992)
  Reduction of expenses by investment adviser                        (106,548)        (205,261)        (414,091)        (198,238)
--------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                         $299,164         $837,821       $1,638,829         $466,168
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                                              $1,899,871       $3,448,547       $6,842,735       $2,208,739
--------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis) -
  Investment transactions                                             $51,641         $260,016         $517,979         $193,632
  Swap transactions                                                    30,279           48,036          279,967           18,587
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                               $81,920         $308,052         $797,946         $212,219
--------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) -
  Investments                                                        $832,681       $1,396,069       $2,125,711       $1,012,708
  Swap transactions                                                   (11,937)         (10,371)         (54,496)        (160,504)
--------------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                            $820,744       $1,385,698       $2,071,215         $852,204
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments               $902,664       $1,693,750       $2,869,161       $1,064,423
--------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                               $2,802,535       $5,142,297       $9,711,896       $3,273,162
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Statements of Operations (unaudited) - continued

                                                               SOUTH CAROLINA        TENNESSEE         VIRGINIA    WEST VIRGINIA
                                                                         FUND             FUND             FUND             FUND

NET INVESTMENT INCOME
--------------------------------------------------------------------------------------------------------------------------------
Interest                                                           $4,001,003       $2,966,024       $7,952,763       $3,729,952
--------------------------------------------------------------------------------------------------------------------------------
Expenses -
  Management fee                                                     $427,537         $315,763         $830,294         $401,284
  Distribution and service fees                                       352,486          253,925          621,432          294,322
  Shareholder servicing costs                                          96,461           70,729          187,509           89,050
  Administrative services fee                                          18,518           14,761           32,068           17,637
  Independent trustees' compensation                                    3,482            3,118            6,245            3,580
  Custodian fee                                                        24,567           19,281           53,735           23,456
  Shareholder communications                                            7,540            6,910           16,880            7,260
  Auditing fees                                                        20,883           20,883           20,883           20,883
  Legal fees                                                            2,508            2,612            3,944            2,567
  Miscellaneous                                                        24,172           22,462           33,396           22,536
--------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                       $978,154         $730,444       $1,806,386         $882,575
--------------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                 (7,514)          (5,012)         (11,888)          (5,212)
  Reduction of expenses by investment adviser                        (194,733)        (143,823)        (378,180)        (182,776)
--------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                         $775,907         $581,609       $1,416,318         $694,587
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                                              $3,225,096       $2,384,415       $6,536,445       $3,035,365
--------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis) -
  Investment transactions                                             $(1,337)        $204,792         $272,328          $48,101
  Swap transactions                                                   109,457         (311,473)        (200,021)         130,827
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                              $108,120        $(106,681)         $72,307         $178,928
--------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) -
  Investments                                                      $1,118,233         $239,037       $1,157,357       $1,008,446
  Swap transactions                                                  (117,895)         592,962          613,711           19,443
--------------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                          $1,000,338         $831,999       $1,771,068       $1,027,889
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments             $1,108,458         $725,318       $1,843,375       $1,206,817
--------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                               $4,333,554       $3,109,733       $8,379,820       $4,242,182
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS
(unaudited)

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                                                             NORTH
                                                                           MISSISSIPPI      NEW YORK      CAROLINA  PENNSYLVANIA
                                                                                  FUND          FUND          FUND          FUND

SIX MONTHS ENDED 9/30/06

CHANGE IN NET ASSETS

OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                       $1,899,871    $3,448,547    $6,842,735    $2,208,739
Net realized gain (loss) on investments                                         81,920       308,052       797,946       212,219
Net unrealized gain (loss) on investments                                      820,744     1,385,698     2,071,215       852,204
--------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                        $2,802,535    $5,142,297    $9,711,896    $3,273,162
--------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                                  $(1,651,979)  $(2,576,694)  $(5,668,740)  $(1,504,568)
  Class B                                                                     (185,892)     (521,666)     (561,831)     (644,688)
  Class C                                                                           --      (292,717)     (575,848)           --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                               $(1,837,871)  $(3,391,077)  $(6,806,419)  $(2,149,256)
--------------------------------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                          $(2,261,619)  $(4,488,094)  $(3,171,747)  $(2,600,926)
--------------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                 $(1,296,955)  $(2,736,874)    $(266,270)  $(1,477,020)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                      86,061,520   165,585,291   334,956,699   111,071,552
At end of period                                                           $84,764,565  $162,848,417  $334,690,429  $109,594,532
--------------------------------------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment income                  $(60,532)    $(448,917)    $(549,073)    $(150,906)
--------------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets - continued

                                                                     SOUTH CAROLINA      TENNESSEE       VIRGINIA  WEST VIRGINIA
                                                                               FUND           FUND           FUND           FUND

SIX MONTHS ENDED 9/30/06

CHANGE IN NET ASSETS

OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                    $3,225,096     $2,384,415     $6,536,445     $3,035,365
Net realized gain (loss) on investments                                     108,120       (106,681)        72,307        178,928
Net unrealized gain (loss) on investments                                 1,000,338        831,999      1,771,068      1,027,889
--------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                     $4,333,554     $3,109,733     $8,379,820     $4,242,182
--------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                               $(2,717,800)   $(2,050,898)   $(5,872,798)   $(2,754,634)
  Class B                                                                  (434,014)      (286,802)      (285,678)      (207,761)
  Class C                                                                        --             --       (236,808)            --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                            $(3,151,814)   $(2,337,700)   $(6,395,284)   $(2,962,395)
--------------------------------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                       $(3,272,842)   $(3,176,726)   $(7,971,263)   $(5,616,917)
--------------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                              $(2,091,102)   $(2,404,693)   $(5,986,727)   $(4,337,130)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                  157,381,336    116,042,988    307,512,720    146,803,761
At end of period                                                       $155,290,234   $113,638,295   $301,525,993   $142,466,631
--------------------------------------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment income               $(19,909)     $(209,273)     $(683,411)     $(211,038)
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets - continued

                                                                                                             NORTH
                                                                           MISSISSIPPI      NEW YORK      CAROLINA  PENNSYLVANIA
                                                                                  FUND          FUND          FUND          FUND

YEAR ENDED 3/31/06

CHANGE IN NET ASSETS

OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                       $3,838,529    $7,198,028   $14,258,999    $4,423,018
Net realized gain (loss) on investments                                        286,632       809,461     1,019,442       343,891
Net unrealized gain (loss) on investments                                   (1,103,224)   (2,621,239)   (3,747,594)     (599,785)
--------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                        $3,021,937    $5,386,250   $11,530,847    $4,167,124
--------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                                  $(3,413,002)  $(5,263,309) $(11,694,658)  $(2,989,205)
  Class B                                                                     (412,712)   (1,168,804)   (1,306,917)   (1,394,784)
  Class C                                                                           --      (642,938)   (1,170,926)           --
From net realized gain on investments
  Class A                                                                           --      (564,709)   (1,065,305)           --
  Class B                                                                           --      (152,917)     (135,859)           --
  Class C                                                                           --       (82,521)     (127,766)           --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                               $(3,825,714)  $(7,875,198) $(15,501,431)  $(4,383,989)
--------------------------------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                          $(4,252,560) $(12,844,892) $(14,095,028)   $1,890,721
--------------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                 $(5,056,337) $(15,333,840) $(18,065,612)   $1,673,856
--------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                      91,117,857   180,919,131   353,022,311   109,397,696
At end of period                                                           $86,061,520  $165,585,291  $334,956,699  $111,071,552
--------------------------------------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment income                 $(122,532)    $(506,387)    $(585,389)    $(210,389)
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets - continued

                                                                        SOUTH CAROLINA     TENNESSEE      VIRGINIA WEST VIRGINIA
                                                                                  FUND          FUND          FUND          FUND

YEAR ENDED 3/31/06

CHANGE IN NET ASSETS

OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                       $6,758,875    $4,974,219   $13,515,722    $6,088,091
Net realized gain (loss) on investments                                        690,541       481,186     1,195,139       401,417
Net unrealized gain (loss) on investments                                   (2,164,942)   (1,720,907)   (4,166,118)   (1,928,663)
--------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                        $5,284,474    $3,734,498   $10,544,743    $4,560,845
--------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                                  $(5,659,836)  $(4,261,947) $(12,295,006)  $(5,562,081)
  Class B                                                                   (1,056,777)     (664,458)     (688,908)     (467,115)
  Class C                                                                           --            --      (466,544)           --
From net realized gain on investments
  Class A                                                                           --      (373,368)           --            --
  Class B                                                                           --       (67,191)           --            --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                               $(6,716,613)  $(5,366,964) $(13,450,458)  $(6,029,196)
--------------------------------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                          $(2,560,303)  $(7,850,463)  $(6,612,020)    $(521,038)
--------------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                 $(3,992,442)  $(9,482,929)  $(9,517,735)  $(1,989,389)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                     161,373,778   125,525,917   317,030,455   148,793,150
At end of period                                                          $157,381,336  $116,042,988  $307,512,720  $146,803,761
--------------------------------------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment income                  $(93,191)    $(255,988)    $(824,572)    $(284,008)
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

MFS(R) MISSISSIPPI MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                       SIX MONTHS                          YEARS ENDED 3/31
                                                          ENDED       ----------------------------------------------------------
                                                         9/30/06       2006          2005         2004         2003         2002
CLASS A                                                (UNAUDITED)

Net asset value, beginning of period                      $9.73        $9.82       $10.02       $10.02        $9.61        $9.78
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                 $0.22        $0.44        $0.46        $0.46        $0.46        $0.49
Net realized and unrealized gain (loss) on
investments                                                0.10        (0.09)       (0.19)        0.01         0.44        (0.16)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          $0.32        $0.35        $0.27        $0.47        $0.90        $0.33
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
From net investment income                               $(0.21)      $(0.44)      $(0.47)      $(0.47)      $(0.49)      $(0.50)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $9.84        $9.73        $9.82       $10.02       $10.02        $9.61
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                 3.38(n)      3.59         2.76         4.77         9.48         3.45
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                     0.87(a)      0.89         0.83         0.82         0.84         0.85
Expenses after expense reductions (f)                      0.62(a)      0.64         0.58         0.62         0.64         0.65
Net investment income                                      4.56(a)      4.48         4.70         4.61         4.70         5.05
Portfolio turnover                                            9            9           19           12           22            6
Net assets at end of period (000 Omitted)               $74,635      $75,597      $79,574      $82,507      $87,724      $76,004
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) MISSISSIPPI MUNICIPAL BOND FUND - CONTINUED

                                                  SIX MONTHS                          YEARS ENDED 3/31
                                                     ENDED       --------------------------------------------------------------
                                                    9/30/06        2006          2005          2004          2003          2002
CLASS B                                           (UNAUDITED)
Net asset value, beginning of period                 $9.74         $9.84        $10.03        $10.04         $9.62         $9.79
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                            $0.19         $0.37         $0.39         $0.38         $0.38         $0.42
Net realized and unrealized gain (loss) on
investments                                           0.10         (0.10)        (0.19)        (0.01)(g)      0.44         (0.17)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $0.29         $0.27         $0.20         $0.37         $0.82         $0.25
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
From net investment income                          $(0.18)       $(0.37)       $(0.39)       $(0.38)       $(0.40)       $(0.42)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $9.85         $9.74         $9.84        $10.03        $10.04         $9.62
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                            2.99(n)       2.71          2.08          3.80          8.67          2.62
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.63(a)       1.65          1.60          1.64          1.67          1.65
Expenses after expense reductions (f)                 1.38(a)       1.40          1.35          1.44          1.47          1.45
Net investment income                                 3.80(a)       3.72          3.93          3.79          3.86          4.23
Portfolio turnover                                       9             9            19            12            22             6
Net assets at end of period (000 Omitted)          $10,129       $10,465       $11,544       $13,177       $12,900       $10,177
--------------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.
(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) NEW YORK MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                  SIX MONTHS                          YEARS ENDED 3/31
                                                     ENDED       --------------------------------------------------------------
                                                    9/30/06        2006          2005          2004          2003          2002
CLASS A                                           (UNAUDITED)

Net asset value, beginning of period                $11.13        $11.30        $11.53        $11.49        $10.94        $11.14
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                            $0.25         $0.49         $0.51         $0.51         $0.52         $0.53
Net realized and unrealized gain (loss) on
investments                                           0.11         (0.12)        (0.24)         0.04          0.56         (0.18)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $0.36         $0.37         $0.27         $0.55         $1.08         $0.35
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
From net investment income                          $(0.24)       $(0.49)       $(0.50)       $(0.51)       $(0.53)       $(0.55)
From net realized gain on investments                   --         (0.05)           --            --            --            --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders        $(0.24)       $(0.54)       $(0.50)       $(0.51)       $(0.53)       $(0.55)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $11.25        $11.13        $11.30        $11.53        $11.49        $10.94
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                            3.30(n)       3.30          2.45          4.90         10.05          3.16
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.07(a)       1.10          1.04          1.06          1.07          1.08
Expenses after expense reductions (f)                 0.82(a)       0.85          0.79          0.86          0.87          0.88
Net investment income                                 4.41(a)       4.36          4.47          4.39          4.56          4.80
Portfolio turnover                                       5            12            20            13            17            18
Net assets at end of period (000 Omitted)         $119,897      $118,476      $125,861      $131,642      $132,843      $121,717
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) NEW YORK MUNICIPAL BOND FUND - CONTINUED

                                                     SIX MONTHS                          YEARS ENDED 3/31
                                                        ENDED       -------------------------------------------------------------
                                                       9/30/06        2006          2005          2004          2003          2002
CLASS B                                              (UNAUDITED)
Net asset value, beginning of period                  $11.09        $11.27        $11.49        $11.45        $10.93        $11.13
----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                              $0.20         $0.41         $0.42         $0.42         $0.43         $0.45
Net realized and unrealized gain (loss) on
investments                                             0.12         (0.14)        (0.22)         0.04          0.54         (0.19)
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       $0.32         $0.27         $0.20         $0.46         $0.97         $0.26
----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------------
From net investment income                            $(0.20)       $(0.40)       $(0.42)       $(0.42)       $(0.45)       $(0.46)
From net realized gain on investments                     --         (0.05)           --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders          $(0.20)       $(0.45)       $(0.42)       $(0.42)       $(0.45)       $(0.46)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $11.21        $11.09        $11.27        $11.49        $11.45        $10.93
----------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                              2.92(n)       2.43          1.77          4.12          8.96          2.39
----------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                  1.83(a)       1.85          1.79          1.80          1.82          1.83
Expenses after expense reductions (f)                   1.57(a)       1.60          1.54          1.60          1.62          1.63
Net investment income                                   3.67(a)       3.61          3.70          3.62          3.80          4.05
Portfolio turnover                                         5            12            20            13            17            18
Net assets at end of period (000 Omitted)            $27,761       $30,046       $35,328       $41,509       $40,867       $29,903
----------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) NEW YORK MUNICIPAL BOND FUND - CONTINUED

                                                         SIX MONTHS                         YEARS ENDED 3/31
                                                           ENDED       -----------------------------------------------------------
                                                          9/30/06       2006          2005         2004         2003        2002
CLASS C                                                 (UNAUDITED)
Net asset value, beginning of period                      $11.11       $11.29       $11.51       $11.47       $10.93       $11.13
----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                  $0.20        $0.41        $0.42        $0.42        $0.43        $0.45
Net realized and unrealized gain (loss) on investments      0.12        (0.14)       (0.22)        0.04         0.56        (0.18)
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           $0.32        $0.27        $0.20        $0.46        $0.99        $0.27
----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------------
From net investment income                                $(0.20)      $(0.40)      $(0.42)      $(0.42)      $(0.45)      $(0.47)
From net realized gain on investments                         --        (0.05)          --           --           --           --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders              $(0.20)      $(0.45)      $(0.42)      $(0.42)      $(0.45)      $(0.47)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $11.23       $11.11       $11.29       $11.51       $11.47       $10.93
----------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                  2.91(n)      2.43         1.78         4.12         9.14         2.39
----------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                      1.83(a)      1.85         1.79         1.80         1.82         1.83
Expenses after expense reductions (f)                       1.58(a)      1.60         1.54         1.60         1.62         1.63
Net investment income                                       3.68(a)      3.61         3.72         3.63         3.81         4.05
Portfolio turnover                                             5           12           20           13           17           18
Net assets at end of period (000 Omitted)                $15,190      $17,064      $19,730      $21,907      $14,005      $10,178
----------------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.
(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) NORTH CAROLINA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                  SIX MONTHS                             YEARS ENDED 3/31
                                                     ENDED       --------------------------------------------------------------
                                                    9/30/06        2006          2005          2004          2003          2002
CLASS A                                           (UNAUDITED)
Net asset value, beginning of period                $11.85        $11.99        $12.30        $12.24        $11.68        $11.89
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                            $0.25         $0.51         $0.53         $0.53         $0.54         $0.57
Net realized and unrealized gain (loss) on
investments                                           0.10         (0.09)        (0.27)         0.07          0.58         (0.21)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $0.35         $0.42         $0.26         $0.60         $1.12         $0.36
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
From net investment income                          $(0.25)       $(0.51)       $(0.53)       $(0.53)       $(0.56)       $(0.57)
From net realized gain on investments                   --         (0.05)        (0.04)        (0.01)           --            --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders        $(0.25)       $(0.56)       $(0.57)       $(0.54)       $(0.56)       $(0.57)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $11.95        $11.85        $11.99        $12.30        $12.24        $11.68
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                            3.01(n)       3.49          2.15          5.01          9.71          3.08
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.13(a)       1.14          1.10          1.12          1.11          1.12
Expenses after expense reductions (f)                 0.87(a)       0.89          0.85          0.92          0.91          0.92
Net investment income                                 4.26(a)       4.24          4.38          4.30          4.50          4.78
Portfolio turnover                                       3             8             9             9            20            13
Net assets at end of period (000 Omitted)         $271,422      $270,124      $279,875      $305,185      $316,687      $303,250
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) NORTH CAROLINA MUNICIPAL BOND FUND - CONTINUED

                                                     SIX MONTHS                             YEARS ENDED 3/31
                                                        ENDED       --------------------------------------------------------------
                                                       9/30/06        2006          2005          2004          2003          2002
CLASS B                                              (UNAUDITED)
Net asset value, beginning of period                  $11.83        $11.98        $12.29        $12.23        $11.67        $11.89
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                              $0.21         $0.43         $0.45         $0.45         $0.47         $0.48
Net realized and unrealized gain (loss) on
investments                                             0.11         (0.10)        (0.27)         0.07          0.57         (0.20)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       $0.32         $0.33         $0.18         $0.52         $1.04         $0.28
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
From net investment income                            $(0.21)       $(0.43)       $(0.45)       $(0.45)       $(0.48)       $(0.50)
From net realized gain on investments                     --         (0.05)        (0.04)        (0.01)           --            --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders          $(0.21)       $(0.48)       $(0.49)       $(0.46)       $(0.48)       $(0.50)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $11.94        $11.83        $11.98        $12.29        $12.23        $11.67
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                              2.76(n)       2.73          1.49          4.33          9.01          2.33
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                  1.78(a)       1.79          1.75          1.76          1.76          1.77
Expenses after expense reductions (f)                   1.53(a)       1.54          1.50          1.56          1.56          1.57
Net investment income                                   3.62(a)       3.59          3.72          3.64          3.85          4.07
Portfolio turnover                                         3             8             9             9            20            13
Net assets at end of period (000 Omitted)            $30,690       $32,610       $40,251       $50,363       $59,116       $57,534
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) NORTH CAROLINA MUNICIPAL BOND FUND - CONTINUED

                                                  SIX MONTHS                             YEARS ENDED 3/31
                                                     ENDED       --------------------------------------------------------------
                                                    9/30/06        2006          2005          2004          2003          2002
CLASS C                                           (UNAUDITED)
Net asset value, beginning of period                $11.84        $11.98        $12.29        $12.23        $11.67        $11.89
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                            $0.21         $0.43         $0.45         $0.45         $0.46         $0.48
Net realized and unrealized gain (loss) on
investments                                           0.11         (0.09)        (0.27)         0.07          0.58         (0.20)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $0.32         $0.34         $0.18         $0.52         $1.04         $0.28
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
From net investment income                          $(0.21)       $(0.43)       $(0.45)       $(0.45)       $(0.48)       $(0.50)
From net realized gain on investments                   --         (0.05)        (0.04)        (0.01)           --            --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders        $(0.21)       $(0.48)       $(0.49)       $(0.46)       $(0.48)       $(0.50)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $11.95        $11.84        $11.98        $12.29        $12.23        $11.67
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                            2.76(n)       2.82          1.49          4.33          9.01          2.33
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.77(a)       1.79          1.76          1.77          1.76          1.77
Expenses after expense reductions (f)                 1.52(a)       1.54          1.51          1.57          1.56          1.57
Net investment income                                 3.61(a)       3.61          3.76          3.67          3.84          4.07
Portfolio turnover                                       3             8             9             9            20            13
Net assets at end of period (000 Omitted)          $32,578       $32,223       $32,897       $35,256       $31,836       $23,741
--------------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.
(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) PENNSYLVANIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                  SIX MONTHS                             YEARS ENDED 3/31
                                                     ENDED       ----------------------------------------------------------------
                                                    9/30/06        2006          2005          2004          2003          2002
CLASS A                                           (UNAUDITED)
Net asset value, beginning of period                $10.15        $10.17        $10.31        $10.21         $9.73         $9.85
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                            $0.22         $0.43         $0.44         $0.42         $0.45         $0.48
Net realized and unrealized gain (loss) on
investments                                           0.10         (0.02)        (0.14)         0.10          0.51         (0.11)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $0.32         $0.41         $0.30         $0.52         $0.96         $0.37
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
From net investment income                          $(0.21)       $(0.43)       $(0.44)       $(0.42)       $(0.48)       $(0.49)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $10.26        $10.15        $10.17        $10.31        $10.21         $9.73
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                            3.22(n)       4.08          2.97          5.12         10.12          3.85
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                0.96(a)       0.96          0.94          0.94          0.96          0.89
Expenses after expense reductions (f)                 0.60(a)       0.60          0.60          0.64          0.48          0.36
Net investment income                                 4.30(a)       4.24          4.33          4.12          4.47          4.90
Portfolio turnover                                       3             9            20            24            19            19
Net assets at end of period (000 Omitted)          $72,575       $72,429       $67,942       $75,083       $68,705       $47,661
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) PENNSYLVANIA MUNICIPAL BOND FUND - CONTINUED

                                                  SIX MONTHS                             YEARS ENDED 3/31
                                                     ENDED       --------------------------------------------------------------
                                                    9/30/06        2006          2005          2004          2003          2002
CLASS B                                           (UNAUDITED)
Net asset value, beginning of period                $10.18        $10.20        $10.34        $10.24         $9.75         $9.88
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                            $0.18         $0.36         $0.36         $0.34         $0.36         $0.40
Net realized and unrealized gain (loss) on
investments                                           0.10         (0.03)        (0.14)         0.10          0.53         (0.12)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $0.28         $0.33         $0.22         $0.44         $0.89         $0.28
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
From net investment income                          $(0.17)       $(0.35)       $(0.36)       $(0.34)       $(0.40)       $(0.41)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $10.29        $10.18        $10.20        $10.34        $10.24         $9.75
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                            2.83(n)       3.30          2.19          4.38          9.21          2.86
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.72(a)       1.72          1.71          1.74          1.78          1.73
Expenses after expense reductions (f)                 1.36(a)       1.36          1.37          1.44          1.30          1.20
Net investment income                                 3.54(a)       3.49          3.56          3.32          3.62          4.06
Portfolio turnover                                       3             9            20            24            19            19
Net assets at end of period (000 Omitted)          $37,020       $38,642       $41,455       $48,480       $46,941       $28,286
--------------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.
(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) SOUTH CAROLINA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                  SIX MONTHS                             YEARS ENDED 3/31
                                                     ENDED       --------------------------------------------------------------
                                                    9/30/06        2006          2005          2004          2003          2002
CLASS A                                           (UNAUDITED)
Net asset value, beginning of period                $12.25        $12.36        $12.61        $12.53        $12.00        $12.15
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                            $0.26         $0.54         $0.56         $0.55         $0.58         $0.60
Net realized and unrealized gain (loss) on
investments                                           0.09         (0.11)        (0.25)         0.10          0.54         (0.16)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $0.35         $0.43         $0.31         $0.65         $1.12         $0.44
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
From net investment income                          $(0.25)       $(0.54)       $(0.56)       $(0.57)       $(0.59)       $(0.59)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $12.35        $12.25        $12.36        $12.61        $12.53        $12.00
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                            2.93(n)       3.48          2.52          5.30          9.51          3.68
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.15(a)       1.17          1.14          1.14          1.15          1.14
Expenses after expense reductions (f)                 0.90(a)       0.92          0.89          0.94          0.95          0.94
Net investment income                                 4.25(a)       4.35          4.50          4.39          4.68          4.91
Portfolio turnover                                       5            13            15            16            21            10
Net assets at end of period (000 Omitted)         $131,893      $131,167      $130,342      $137,911      $129,844      $121,438
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) SOUTH CAROLINA MUNICIPAL BOND FUND - CONTINUED

                                                  SIX MONTHS                             YEARS ENDED 3/31
                                                     ENDED       ----------------------------------------------------------------
                                                    9/30/06        2006          2005          2004          2003          2002
CLASS B                                           (UNAUDITED)
Net asset value, beginning of period                $12.24        $12.36        $12.60        $12.52        $11.99        $12.14
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                            $0.22         $0.46         $0.48         $0.47         $0.50         $0.52
Net realized and unrealized gain (loss) on
investments                                           0.09         (0.12)        (0.24)         0.10          0.54         (0.16)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $0.31         $0.34         $0.24         $0.57         $1.04         $0.36
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
From net investment income                          $(0.21)       $(0.46)       $(0.48)       $(0.49)       $(0.51)       $(0.51)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $12.34        $12.24        $12.36        $12.60        $12.52        $11.99
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                            2.60(n)       2.73          1.94          4.62          8.81          3.01
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.81(a)       1.82          1.79          1.79          1.80          1.79
Expenses after expense reductions (f)                 1.56(a)       1.57          1.54          1.59          1.60          1.59
Net investment income                                 3.61(a)       3.70          3.85          3.74          4.03          4.25
Portfolio turnover                                       5            13            15            16            21            10
Net assets at end of period (000 Omitted)          $23,398       $26,214       $31,032       $36,817       $37,603       $34,139
--------------------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) TENNESSEE MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                  SIX MONTHS                             YEARS ENDED 3/31
                                                     ENDED       ----------------------------------------------------------------
                                                    9/30/06        2006          2005          2004          2003          2002
CLASS A                                           (UNAUDITED)
Net asset value, beginning of period                $10.56        $10.71        $10.96        $10.90        $10.43        $10.58
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                            $0.22         $0.45         $0.45         $0.45         $0.47         $0.49
Net realized and unrealized gain (loss) on
investments                                           0.08         (0.12)        (0.18)         0.06          0.49         (0.14)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $0.30         $0.33         $0.27         $0.51         $0.96         $0.35
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
From net investment income                          $(0.22)       $(0.44)       $(0.44)       $(0.45)       $(0.49)       $(0.50)
From net realized gain on investments                   --         (0.04)        (0.08)           --            --            --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders        $(0.22)       $(0.48)       $(0.52)       $(0.45)       $(0.49)       $(0.50)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $10.64        $10.56        $10.71        $10.96        $10.90        $10.43
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                            2.88(n)       3.13          2.53          4.80          9.34          3.36
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.18(a)       1.19          1.16          1.14          1.17          1.14
Expenses after expense reductions (f)                 0.93(a)       0.94          0.91          0.94          0.97          0.94
Net investment income                                 4.24(a)       4.17          4.16          4.08          4.35          4.66
Portfolio turnover                                       5             5            11            19            16            12
Net assets at end of period (000 Omitted)          $98,887       $98,825      $104,837      $118,990      $115,819      $101,294
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) TENNESSEE MUNICIPAL BOND FUND - CONTINUED

                                                  SIX MONTHS                             YEARS ENDED 3/31
                                                     ENDED       ----------------------------------------------------------------
                                                    9/30/06        2006          2005          2004          2003          2002
CLASS B                                           (UNAUDITED)
Net asset value, beginning of period                $10.56        $10.70        $10.95        $10.89        $10.42        $10.57
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                            $0.19         $0.38         $0.38         $0.38         $0.40         $0.42
Net realized and unrealized gain (loss) on
investments                                           0.07         (0.11)        (0.18)         0.06          0.49         (0.14)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $0.26         $0.27         $0.20         $0.44         $0.89         $0.28
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
From net investment income                          $(0.19)       $(0.37)       $(0.37)       $(0.38)       $(0.42)       $(0.43)
From net realized gain on investments                   --         (0.04)        (0.08)           --            --            --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders        $(0.19)       $(0.41)       $(0.45)       $(0.38)       $(0.42)       $(0.43)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $10.63        $10.56        $10.70        $10.95        $10.89        $10.42
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                            2.45(n)       2.56          1.87          4.12          8.64          2.69
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.83(a)       1.84          1.81          1.79          1.82          1.79
Expenses after expense reductions (f)                 1.58(a)       1.59          1.56          1.59          1.62          1.59
Net investment income                                 3.60(a)       3.52          3.51          3.43          3.70          4.00
Portfolio turnover                                       5             5            11            19            16            12
Net assets at end of period (000 Omitted)          $14,752       $17,217       $20,689       $24,306       $27,546       $26,183
--------------------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) VIRGINIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                  SIX MONTHS                             YEARS ENDED 3/31
                                                     ENDED       --------------------------------------------------------------
                                                    9/30/06        2006          2005          2004          2003          2002
CLASS A                                           (UNAUDITED)
Net asset value, beginning of period                $11.41        $11.52        $11.73        $11.61        $11.14        $11.36
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                            $0.25         $0.51         $0.53         $0.53         $0.53         $0.54
Net realized and unrealized gain (loss) on
investments                                           0.08         (0.12)        (0.21)         0.12          0.47         (0.22)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $0.33         $0.39         $0.32         $0.65         $1.00         $0.32
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
From net investment income                          $(0.25)       $(0.50)       $(0.53)       $(0.53)       $(0.53)       $(0.54)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $11.49        $11.41        $11.52        $11.73        $11.61        $11.14
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                            2.89(n)       3.45          2.83          5.70          9.10          2.87
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.14(a)       1.15          1.10          1.13          1.13          1.12
Expenses after expense reductions (f)                 0.88(a)       0.90          0.85          0.93          0.93          0.92
Net investment income                                 4.39(a)       4.38          4.63          4.53          4.62          4.77
Portfolio turnover                                       3            13            11            11            13            14
Net assets at end of period (000 Omitted)         $273,842      $277,633      $285,185      $301,218      $308,164      $299,088
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) VIRGINIA MUNICIPAL BOND FUND - CONTINUED

                                                     SIX MONTHS                             YEARS ENDED 3/31
                                                        ENDED       --------------------------------------------------------------
                                                       9/30/06        2006          2005          2004          2003          2002
CLASS B                                              (UNAUDITED)
Net asset value, beginning of period                  $11.40        $11.51        $11.72        $11.60        $11.13        $11.35
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                              $0.21         $0.43         $0.46         $0.45         $0.46         $0.47
Net realized and unrealized gain (loss) on
investments                                             0.08         (0.11)        (0.21)         0.12          0.46         (0.22)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       $0.29         $0.32         $0.25         $0.57         $0.92         $0.25
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
From net investment income                            $(0.21)       $(0.43)       $(0.46)       $(0.45)       $(0.45)       $(0.47)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $11.48        $11.40        $11.51        $11.72        $11.60        $11.13
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                              2.56(n)       2.78          2.16          5.02          8.40          2.20
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                  1.79(a)       1.80          1.75          1.77          1.78          1.78
Expenses after expense reductions (f)                   1.54(a)       1.55          1.50          1.57          1.58          1.58
Net investment income                                   3.75(a)       3.73          3.98          3.88          3.97          4.12
Portfolio turnover                                         3            13            11            11            13            14
Net assets at end of period (000 Omitted)            $14,684       $16,885       $19,637       $23,564       $25,470       $26,970
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) VIRGINIA MUNICIPAL BOND FUND - CONTINUED

                                                  SIX MONTHS                             YEARS ENDED 3/31
                                                     ENDED       --------------------------------------------------------------
                                                    9/30/06        2006          2005          2004          2003          2002
CLASS C                                           (UNAUDITED)
Net asset value, beginning of period                $11.41        $11.52        $11.72        $11.61        $11.13        $11.36
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                            $0.21         $0.43         $0.46         $0.45         $0.45         $0.47
Net realized and unrealized gain (loss) on
investments                                           0.08         (0.11)        (0.20)         0.11          0.48         (0.23)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $0.29         $0.32         $0.26         $0.56         $0.93         $0.24
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
From net investment income                          $(0.21)       $(0.43)       $(0.46)       $(0.45)       $(0.45)       $(0.47)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $11.49        $11.41        $11.52        $11.72        $11.61        $11.13
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                            2.56(n)       2.78          2.25          4.93          8.49          2.10
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.78(a)       1.80          1.75          1.77          1.78          1.77
Expenses after expense reductions (f)                 1.53(a)       1.55          1.50          1.57          1.58          1.57
Net investment income                                 3.74(a)       3.72          3.98          3.88          3.97          4.10
Portfolio turnover                                       3            13            11            11            13            14
Net assets at end of period (000 Omitted)          $13,000       $12,995       $12,208       $13,338       $12,758       $10,619
--------------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.
(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) WEST VIRGINIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                  SIX MONTHS                             YEARS ENDED 3/31
                                                     ENDED       ----------------------------------------------------------------
                                                    9/30/06        2006          2005          2004          2003          2002
CLASS A                                           (UNAUDITED)
Net asset value, beginning of period                $11.47        $11.58        $11.82        $11.77        $11.32        $11.45
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                            $0.24         $0.48         $0.51         $0.51         $0.55         $0.57
Net realized and unrealized gain (loss) on
investments                                           0.10         (0.11)        (0.25)         0.05          0.46         (0.14)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $0.34         $0.37         $0.26         $0.56         $1.01         $0.43
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
From net investment income                          $(0.24)       $(0.48)       $(0.50)       $(0.51)       $(0.56)       $(0.56)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $11.57        $11.47        $11.58        $11.82        $11.77        $11.32
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                            2.97(n)       3.21          2.28          4.84          9.04          3.79
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.16(a)       1.17          1.14          1.13          1.16          1.13
Expenses after expense reductions (f)                 0.91(a)       0.92          0.89          0.93          0.96          0.93
Net investment income                                 4.21(a)       4.16          4.35          4.33          4.71          4.97
Portfolio turnover                                       2             7            14            17            13             2
Net assets at end of period (000 Omitted)         $130,920      $134,416      $134,459      $140,599      $139,564      $121,860
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) WEST VIRGINIA MUNICIPAL BOND FUND - CONTINUED

                                                  SIX MONTHS                             YEARS ENDED 3/31
                                                     ENDED       --------------------------------------------------------------
                                                    9/30/06        2006          2005          2004          2003          2002
CLASS B                                           (UNAUDITED)
Net asset value, beginning of period                $11.46        $11.58        $11.82        $11.76        $11.31        $11.44
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                            $0.20         $0.41         $0.43         $0.43         $0.47         $0.50
Net realized and unrealized gain (loss) on
investments                                           0.11         (0.13)        (0.24)         0.06          0.46         (0.15)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $0.31         $0.28         $0.19         $0.49         $0.93         $0.35
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
From net investment income                          $(0.20)       $(0.40)       $(0.43)       $(0.43)       $(0.48)       $(0.48)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $11.57        $11.46        $11.58        $11.82        $11.76        $11.31
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                            2.72(n)       2.45          1.62          4.25          8.34          3.12
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.81(a)       1.82          1.79          1.78          1.81          1.79
Expenses after expense reductions (f)                 1.56(a)       1.57          1.54          1.58          1.61          1.59
Net investment income                                 3.57(a)       3.51          3.71          3.68          4.06          4.31
Portfolio turnover                                       2             7            14            17            13             2
Net assets at end of period (000 Omitted)          $11,547       $12,388       $14,334       $17,744       $19,443       $16,248
--------------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.
(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
(unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Mississippi Municipal Bond Fund (Mississippi Fund), MFS New York Municipal Bond Fund (New York Fund), MFS North Carolina Municipal Bond Fund (North Carolina Fund), MFS Pennsylvania Municipal Bond Fund (Pennsylvania Fund), MFS South Carolina Municipal Bond Fund (South Carolina Fund), MFS Tennessee Municipal Bond Fund (Tennessee Fund), MFS Virginia Municipal Bond Fund (Virginia
Fund), and MFS West Virginia Municipal Bond Fund (West Virginia Fund) are each a series of MFS Municipal Series Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Because each fund invests primarily in the securities of a single state and its political subdivisions, each fund is vulnerable to the effects of changes in the legal and economic environment of the particular state. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, the security could decline in value, interest from the security could become taxable and the fund may be required to issue Forms 1099-DIV.

INVESTMENT VALUATIONS - Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Values of debt instruments obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Swaps are generally valued at a broker-dealer bid quotation. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under each fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating each fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine each fund's net asset value may differ from quoted or published prices for the same investments. In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to each fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement on each fund's financial statements.

DERIVATIVE RISK - Each fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the funds use derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include swap agreements.

SWAP AGREEMENTS - Each fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value, including accruals of periodic amounts of interest to be paid or received, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in connection with these agreements. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include the possible lack of a liquid market, failure of the counterparty to perform under the terms of the agreements, and unfavorable market movement of the underlying instrument. All swap agreements entered into by the fund with the same counterparty are generally governed by a single master agreement, which provides for the netting of all amounts owed by the parties under the agreement upon the occurrence of an event of default, thereby reducing the credit risk to which such party is exposed.

INTEREST RATE SWAP AGREEMENTS - Interest rate swap agreements involve the periodic exchange of cash flows, such as the exchange of fixed rate interest payments for floating rate interest payments based on a notional principal amount. The interest rates may be based on a specific financial index or the exchange of two distinct floating rate payments. Each fund may enter into an interest rate swap in order to manage its exposure to interest fluctuations.

INDEMNIFICATIONS - Under each fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All premium and original issue discount is amortized or accreted for tax reporting purposes as required by federal income tax regulations.

Each fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

FEES PAID INDIRECTLY - Each fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by each fund. This amount, for the six months ended September 30, 2006, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

                                                                          NORTH
                                  MISSISSIPPI         NEW YORK         CAROLINA     PENNSYLVANIA
YEAR ENDED 3/31/06                       FUND             FUND             FUND             FUND
Ordinary income (including
any short-term capital gains)             $--              $--         $398,095              $--
Tax-exempt income                   3,825,714        7,075,051       14,172,501        4,383,989
Long-term capital gain                     --          800,147          930,835               --
------------------------------------------------------------------------------------------------
Total distributions                $3,825,714       $7,875,198      $15,501,431       $4,383,989

YEAR ENDED 3/31/05
Ordinary income (including
any short-term capital gains)             $--              $--         $338,971              $--
Tax-exempt income                   4,288,716        7,823,631       15,104,858        4,481,113
Long-term capital gain                     --               --        1,184,575               --
------------------------------------------------------------------------------------------------
Total distributions                $4,288,716       $7,823,631      $16,628,404       $4,481,113

                                        SOUTH                                               WEST
                                     CAROLINA        TENNESSEE         VIRGINIA         VIRGINIA
YEAR ENDED 3/31/06                       FUND             FUND             FUND             FUND
Ordinary income (including
any short-term capital gains)             $--         $178,774              $--              $--
Tax-exempt income                   6,716,613        4,915,444       13,450,458        6,029,196
Long-term capital gain                     --          272,746               --               --
------------------------------------------------------------------------------------------------
Total distributions                $6,716,613       $5,366,964      $13,450,458       $6,029,196

YEAR ENDED 3/31/05
Ordinary income (including
any short-term capital gains)         $36,036         $194,393              $--          $35,541
Tax-exempt income                   7,152,028        5,259,087       14,692,962        6,402,713
Long-term capital gain                     --          713,987               --               --
------------------------------------------------------------------------------------------------
Total distributions                $7,188,064       $6,167,467      $14,692,962       $6,438,254


The federal tax cost and the tax basis components of distributable earnings were as follows:

                                  MISSISSIPPI         NEW YORK         CAROLINA     PENNSYLVANIA
AS OF 9/30/06                            FUND             FUND             FUND             FUND
Cost of investments               $79,477,890     $149,902,862     $308,686,177     $102,824,602
------------------------------------------------------------------------------------------------
Gross appreciation                  4,121,653       11,285,284       20,701,220        4,994,274
Gross depreciation                    (53,985)         (34,388)          (7,302)         (27,897)
------------------------------------------------------------------------------------------------
Net unrealized appreciation
(depreciation)                     $4,067,668      $11,250,896      $20,693,918       $4,966,377

AS OF 3/31/06
Undistributed ordinary income             $--          $42,588              $--              $--
Undistributed tax-exempt
income                                198,486           76,149          586,480          162,694
Undistributed long-term
capital gain                               --          528,821               --               --
Capital loss carryforwards           (317,125)              --               --         (190,380)
Post-October capital loss
deferral                              (21,979)              --               --               --
Other temporary differences          (283,657)        (466,763)        (964,966)        (262,134)
Net unrealized appreciation
(depreciation)                      3,238,954        9,835,675       18,529,096        3,951,577

                                        SOUTH                                               WEST
                                     CAROLINA        TENNESSEE         VIRGINIA         VIRGINIA
AS OF 9/30/06                            FUND             FUND             FUND             FUND
Cost of investments              $143,829,132     $104,964,251     $279,013,417     $132,009,747
------------------------------------------------------------------------------------------------
Gross appreciation                  9,682,308        6,021,601       15,160,041        8,023,295
Gross depreciation                     (3,342)         (17,310)         (17,142)         (21,137)
------------------------------------------------------------------------------------------------
Net unrealized appreciation
(depreciation)                     $9,678,966       $6,004,291      $15,142,899       $8,002,158

AS OF 3/31/06
Undistributed ordinary income             $--              $--              $--              $--
Undistributed tax-exempt
income                                445,131          154,994          276,734          228,967
Undistributed long-term
capital gain                               --               --               --               --
Capital loss carryforwards           (615,121)              --               --         (221,741)
Post-October capital loss
deferral                                   --               --          (69,610)              --
Other temporary differences          (390,175)        (562,666)      (1,116,101)        (415,320)
Net unrealized appreciation
(depreciation)                      8,536,487        5,756,140       13,984,109        6,965,886

The aggregate cost above includes prior fiscal year end tax adjustments.

As of March 31, 2006, certain funds had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

                            MISSISSIPPI             PENNSYLVANIA           SOUTH CAROLINA            WEST VIRGINIA
EXPIRATION DATE                    FUND                     FUND                     FUND                     FUND
3/31/09                            $--                      $--                $(615,121)                $(75,960)
3/31/10                             --                       --                       --                  (83,347)
3/31/12                             --                 (190,380)                      --                       --
3/31/13                       (287,448)                      --                       --                  (62,434)
3/31/14                        (29,677)                      --                       --                       --
-----------------------------------------------------------------------------------------------------------------
Total                        $(317,125)               $(190,380)               $(615,121)               $(221,741)

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is evaluating the application of the Interpretation to each fund, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on each fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The trust has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to each fund. The management fee is computed daily and paid monthly at an annual rate of 0.55% of each fund's average daily net assets.

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.30% of each fund's average daily net assets for the period March 1, 2004 through February 28, 2009. For the six months ended September 30, 2006, this waiver amounted to the following for each fund and is reflected as a reduction of total expenses in the Statement of Operations.

MISSISSIPPI     NEW YORK  NORTH CAROLINA   PENNSYLVANIA  SOUTH CAROLINA     TENNESSEE      VIRGINIA      WEST VIRGINIA
      FUND         FUND             FUND           FUND            FUND          FUND          FUND               FUND

  $106,330     $204,841         $413,244       $136,742        $194,335      $143,529      $377,406           $182,402

The management fee incurred for the six months ended September 30, 2006 was equivalent to an annual effective rate of 0.30% of each fund's average daily net assets.

For the Pennsylvania Fund, the investment adviser has agreed in writing to pay a portion of the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that operating expenses do not exceed 0.20% annually of the fund's average daily net assets. This written agreement will continue through July 31, 2007 unless changed or rescinded by the fund's Board of Trustees. For the six months ended September 30, 2006, this reduction amounted to $61,216 and is reflected as a reduction of total expenses in the Statement of Operations.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the six months ended September 30, 2006, as its portion of the initial sales charge on sales of Class A shares of the funds.

MISSISSIPPI     NEW YORK   NORTH CAROLINA   PENNSYLVANIA  SOUTH CAROLINA     TENNESSEE      VIRGINIA      WEST VIRGINIA
       FUND         FUND             FUND           FUND            FUND          FUND          FUND               FUND

   $15,321       $10,009          $25,759        $13,594         $15,714        $5,904       $18,575            $16,480

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Each fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:

                                                                      CLASS A
                        --------------------------------------------------------------------------------------------
                                                                            TOTAL               ANNUAL  DISTRIBUTION
                           DISTRIBUTION              SERVICE         DISTRIBUTION            EFFECTIVE   AND SERVICE
                               FEE RATE             FEE RATE              PLAN(d)              RATE(e)           FEE
Mississippi Fund                  0.10%                0.25%                0.35%                   --           $--
New York Fund                     0.10%                0.25%                0.35%                0.25%       148,253
North Carolina Fund               0.10%                0.25%                0.35%                0.35%       467,708
Pennsylvania Fund                 0.10%                0.25%                0.35%                0.10%        35,909
South Carolina Fund               0.10%                0.25%                0.35%                0.35%       228,769
Tennessee Fund                    0.10%                0.25%                0.35%                0.35%       172,410
Virginia Fund                     0.10%                0.25%                0.35%                0.35%       478,259
West Virginia Fund                0.10%                0.25%                0.35%                0.35%       234,385

                                                                      CLASS B
                        --------------------------------------------------------------------------------------------
                                                                            TOTAL               ANNUAL  DISTRIBUTION
                           DISTRIBUTION              SERVICE         DISTRIBUTION            EFFECTIVE   AND SERVICE
                               FEE RATE             FEE RATE              PLAN(d)              RATE(e)           FEE
Mississippi Fund                  0.75%                0.25%                1.00%                0.76%       $38,700
New York Fund                     0.75%                0.25%                1.00%                1.00%       145,053
North Carolina Fund               0.75%                0.25%                1.00%                1.00%       156,335
Pennsylvania Fund                 0.75%                0.25%                1.00%                0.86%       161,841
South Carolina Fund               0.75%                0.25%                1.00%                1.00%       123,717
Tennessee Fund                    0.75%                0.25%                1.00%                1.00%        81,515
Virginia Fund                     0.75%                0.25%                1.00%                1.00%        78,252
West Virginia Fund                0.75%                0.25%                1.00%                1.00%        59,937

                                                                      CLASS C
                        --------------------------------------------------------------------------------------------
                                                                            TOTAL               ANNUAL  DISTRIBUTION
                           DISTRIBUTION              SERVICE         DISTRIBUTION            EFFECTIVE   AND SERVICE
                               FEE RATE             FEE RATE              PLAN(d)              RATE(e)           FEE
New York Fund                     0.75%                0.25%                1.00%                1.00%       $81,300
North Carolina Fund               0.75%                0.25%                1.00%                1.00%       160,333
Virginia Fund                     0.75%                0.25%                1.00%                1.00%        64,921

                                                            NORTH                       SOUTH                                WEST
                             MISSISSIPPI   NEW YORK      CAROLINA  PENNSYLVANIA      CAROLINA   TENNESSEE      VIRGINIA  VIRGINIA
                                    FUND       FUND          FUND          FUND          FUND        FUND          FUND      FUND
Total Distribution and
Service Fees                     $38,700   $374,606      $784,376      $197,750      $352,486    $253,925      $621,432  $294,322

(d) In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended September
    30, 2006 based on each class' average daily net assets. Payment of the Mississippi Fund's 0.25% annual Class A service fee and 0.10% annual Class A distribution fee is not yet in effect and will be implemented on such date as the fund's Board of
    Trustees may determine. For one year from the date of sale of Class B shares of the Mississippi Fund, assets attributable to such Class B shares are subject to the 0.25% annual Class B service fee. On assets attributable to all other Class B shares of the Mississippi Fund, the service fee is not currently in effect, but may be implemented on such date as the fund's Board of Trustees may determine. Payment of the New York Fund's 0.10% annual Class A distribution fee is not yet in effect and will be implemented on such date as the fund's Board of Trustees may determine. Payment of the Pennsylvania
    Fund's 0.10% annual Class A distribution fee is not yet in effect and will be implemented on such date as the fund's Board of Trustees may determine. 0.10% of the Class A service fee is currently being paid by the Pennsylvania Fund. Payment of the remaining 0.15% of the Pennsylvania Fund's Class A service fee is not yet in effect and will be implemented on such date as the fund's Board of Trustees may determine. For one year from the date of sale of Class B shares of the
    Pennsylvania Fund, assets attributable to such Class B shares are subject to the 0.25% annual Class B service fee. On assets attributable to all other Class B shares of the Pennsylvania Fund, 0.10% of the Class B service fee is currently in effect and the remaining portion of the Class B service fee is not in effect but may be implemented on such date as the fund's Board of Trustees may determine.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended
September 30, 2006, were as follows:

                                                   NORTH                       SOUTH                                  WEST
                 MISSISSIPPI      NEW YORK      CAROLINA  PENNSYLVANIA      CAROLINA     TENNESSEE      VIRGINIA  VIRGINIA
CDSC IMPOSED            FUND          FUND          FUND          FUND          FUND          FUND          FUND      FUND
Class A                  $--          $975           $--           $--           $27           $--           $--       $--
Class B                6,900        30,463        19,406        39,233        21,147        10,040        21,140    10,864
Class C                  N/A           113         1,122           N/A           N/A           N/A            21       N/A

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the funds'
for its services as shareholder servicing agent calculated as a percentage of the average net assets of each fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended September 30, 2006, each fund paid the following fees, which equated to the following annual percentage of each fund's average daily net assets for shareholder services:

                                                   NORTH                       SOUTH                                  WEST
                 MISSISSIPPI      NEW YORK      CAROLINA  PENNSYLVANIA      CAROLINA     TENNESSEE      VIRGINIA  VIRGINIA
                        FUND          FUND          FUND          FUND          FUND          FUND          FUND      FUND
Expenses paid        $41,001       $78,987      $159,347       $52,728       $74,936       $55,345      $145,528   $70,334
Percentage of
average daily
net assets           0.0964%       0.0964%       0.0964%       0.0964%       0.0964%       0.0964%       0.0964%   0.0964%

MFSC also receives payment from each fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the funds.
For the six months ended September 30, 2006, these costs amounted to following. Each fund may also pay shareholder servicing related costs to non-related parties.

MISSISSIPPI   NEW YORK     NORTH CAROLINA    PENNSYLVANIA     SOUTH CAROLINA    TENNESSEE           VIRGINIA      WEST VIRGINIA
       FUND       FUND               FUND            FUND               FUND         FUND               FUND               FUND
     $2,372     $4,683             $9,396          $8,012             $3,887       $4,748            $10,229             $5,268

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Each fund's annual fixed amount is $17,500. The administrative services fee incurred for the six months ended September 30, 2006 was equivalent to the following annual effective rates of each fund's average daily net assets:

                                                    NORTH                       SOUTH                                  WEST
                  MISSISSIPPI      NEW YORK      CAROLINA  PENNSYLVANIA      CAROLINA     TENNESSEE      VIRGINIA  VIRGINIA
                         FUND          FUND          FUND          FUND          FUND          FUND          FUND      FUND
Percentage of
average daily
net assets            0.0282%       0.0236%       0.0210%       0.0261%       0.0238%       0.0257%       0.0212%   0.0242%

TRUSTEES' AND OFFICERS' COMPENSATION - Each fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The funds do not pay compensation directly to
Trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Each fund has an unfunded, defined benefit plan for certain retired Independent Trustees which resulted in the following pension expense for the funds. These amounts are included in Independent trustees' compensation for the six months ended
September 30, 2006.

MISSISSIPPI     NEW YORK     NORTH CAROLINA       PENNSYLVANIA   SOUTH CAROLINA  TENNESSEE     VIRGINIA      WEST VIRGINIA
       FUND         FUND               FUND               FUND             FUND       FUND         FUND               FUND
      $346         $393               $805                $351             $791       $366         $802               $789

The deferred liability for retirement benefits payable to retired Trustees amounted to the following for each fund at September
30, 2006, and is included in payable for independent trustees' compensation.

MISSISSIPPI     NEW YORK     NORTH CAROLINA       PENNSYLVANIA   SOUTH CAROLINA  TENNESSEE     VIRGINIA      WEST VIRGINIA
       FUND         FUND               FUND               FUND             FUND       FUND         FUND               FUND
    $9,400       $12,104            $14,700             $9,288          $14,658    $12,085      $14,723            $14,655

OTHER - These funds and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief
Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended September
30, 2006, the fees paid to Tarantino LLC amounted to the following:

MISSISSIPPI     NEW YORK     NORTH CAROLINA       PENNSYLVANIA   SOUTH CAROLINA  TENNESSEE     VIRGINIA      WEST VIRGINIA
       FUND         FUND               FUND               FUND             FUND       FUND         FUND               FUND
      $218          $420              $848               $280              $398       $294         $774               $374

MFS has agreed to reimburse the funds for a portion of the payments made by the funds to Tarantino LLC in the following amounts, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

MISSISSIPPI     NEW YORK     NORTH CAROLINA       PENNSYLVANIA   SOUTH CAROLINA  TENNESSEE     VIRGINIA      WEST VIRGINIA
       FUND         FUND               FUND               FUND             FUND       FUND         FUND               FUND
      $218          $420              $847                $280             $398       $294         $774               $374

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, were as follows:

                                                   NORTH                       SOUTH                                     WEST
                 MISSISSIPPI      NEW YORK      CAROLINA  PENNSYLVANIA      CAROLINA     TENNESSEE      VIRGINIA     VIRGINIA
                        FUND          FUND          FUND          FUND          FUND          FUND          FUND         FUND
Purchases         $7,591,614    $8,384,893   $11,167,032    $3,573,680    $6,836,356    $6,106,165    $8,061,056   $2,537,622
-----------------------------------------------------------------------------------------------------------------------------
Sales             $9,432,114   $12,740,254   $15,167,019    $7,341,301    $9,565,265   $10,654,894   $18,048,530   $8,455,703
-----------------------------------------------------------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The Trust's Declaration permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest.
Transactions in each fund's shares were as follows:

                                                            MISSISSIPPI FUND
                                         ------------------------------------------------------
                                            SIX MONTHS ENDED                YEAR ENDED
                                                 9/30/06                      3/31/06
                                         ----------------------         -----------------------
                                         SHARES        AMOUNT           SHARES         AMOUNT
                                        -------      ----------         -------      ----------
Shares sold
  Class A                               281,142      $2,724,451         866,381      $8,546,452
  Class B                                20,407         198,403          24,252         239,436
  Class C                                    --              --              --              --
-------------------------------------------------------------------------------------------------
                                        301,549      $2,922,854         890,633      $8,785,888

Shares issued to shareholders in
reinvestment of distributions
  Class A                                96,252        $935,502         185,126      $1,824,861
  Class B                                 9,908          96,378          21,153         208,716
  Class C                                    --              --              --              --
-------------------------------------------------------------------------------------------------
                                        106,160      $1,031,880         206,279      $2,033,577

Shares reacquired
  Class A                              (563,700)    $(5,471,994)     (1,380,138)   $(13,645,231)
  Class B                               (76,588)       (744,359)       (144,591)     (1,426,794)
  Class C                                    --              --              --              --
-------------------------------------------------------------------------------------------------
                                       (640,288)    $(6,216,353)     (1,524,729)   $(15,072,025)

Net change
  Class A                              (186,306)    $(1,812,041)       (328,631)    $(3,273,918)
  Class B                               (46,273)       (449,578)        (99,186)       (978,642)
  Class C                                    --              --              --              --
-------------------------------------------------------------------------------------------------
                                       (232,579)    $(2,261,619)       (427,817)    $(4,252,560)

                                                            NEW YORK FUND
                                         ------------------------------------------------------
                                          SIX MONTHS ENDED                     YEAR ENDED
                                               9/30/06                           3/31/06
                                         ----------------------          ----------------------
                                         SHARES        AMOUNT            SHARES         AMOUNT
                                         -------      ----------         -------      ---------
Shares sold
  Class A                                715,625      $7,915,015         653,127      $7,390,698
  Class B                                 44,081         486,768         138,910       1,569,384
  Class C                                 29,569         327,755         134,687       1,526,215
------------------------------------------------------------------------------------------------
                                         789,275      $8,729,538         926,724     $10,486,297

Shares issued to shareholders in
reinvestment of distributions
  Class A                                137,902      $1,533,961         324,484      $3,670,111
  Class B                                 29,578         327,745          74,060         834,700
  Class C                                 15,927         176,771          39,815         449,550
------------------------------------------------------------------------------------------------
                                         183,407      $2,038,477         438,359      $4,954,361

Shares reacquired
  Class A                               (839,413)    $(9,326,920)     (1,469,796)   $(16,663,402)
  Class B                               (305,966)     (3,391,695)       (640,793)     (7,238,245)
  Class C                               (228,469)     (2,537,494)       (387,465)     (4,383,903)
------------------------------------------------------------------------------------------------
                                       1,373,848)   $(15,256,109)     (2,498,054)   $(28,285,550)

Net change
  Class A                                 14,114        $122,056        (492,185)    $(5,602,593)
  Class B                               (232,307)     (2,577,182)       (427,823)     (4,834,161)
  Class C                               (182,973)     (2,032,968)       (212,963)     (2,408,138)
------------------------------------------------------------------------------------------------
                                        (401,166)    $(4,488,094)     (1,132,971)   $(12,844,892)

                                                          NORTH CAROLINA FUND
                                         ------------------------------------------------------
                                          SIX MONTHS ENDED                   YEAR ENDED
                                               9/30/06                         3/31/06
                                         ----------------------         -----------------------
                                         SHARES        AMOUNT           SHARES         AMOUNT
                                         -------      ----------        -------      ----------
Shares sold
  Class A                               997,329     $11,810,832       1,314,537     $15,818,825
  Class B                                42,955         508,177         132,671       1,590,635
  Class C                               138,266       1,630,450         271,600       3,270,481
------------------------------------------------------------------------------------------------
                                      1,178,550     $13,949,459       1,718,808     $20,679,941

Shares issued to shareholders in
reinvestment of distributions
  Class A                               312,240      $3,692,942         698,501      $8,393,304
  Class B                                26,728         315,597          69,832         838,029
  Class C                                36,075         426,389          79,561         954,980
------------------------------------------------------------------------------------------------
                                        375,043      $4,434,928         847,894     $10,186,313

Shares reacquired
  Class A                            (1,401,362)   $(16,563,402)     (2,554,557)   $(30,727,514)
  Class B                              (254,745)     (3,003,316)       (807,609)     (9,719,958)
  Class C                              (168,513)     (1,989,416)       (375,266)     (4,513,810)
------------------------------------------------------------------------------------------------
                                     (1,824,620)   $(21,556,134)     (3,737,432)   $(44,961,282)

Net change
  Class A                               (91,793)    $(1,059,628)       (541,519)    $(6,515,385)
  Class B                              (185,062)     (2,179,542)       (605,106)     (7,291,294)
  Class C                                 5,828          67,423         (24,105)       (288,349)
------------------------------------------------------------------------------------------------
                                       (271,027)    $(3,171,747)     (1,170,730)   $(14,095,028)

                                                          PENNSYLVANIA FUND
                                         ------------------------------------------------------
                                          SIX MONTHS ENDED                   YEAR ENDED
                                               9/30/06                         3/31/06
                                         ----------------------          ----------------------
                                         SHARES        AMOUNT            SHARES         AMOUNT
                                         -------      ----------         -------      ---------
Shares sold
  Class A                               477,884      $4,837,893       1,258,762     $12,897,989
  Class B                                73,185         744,044         275,025       2,820,655
  Class C                                    --              --              --              --
------------------------------------------------------------------------------------------------
                                        551,069      $5,581,937       1,533,787     $15,718,644

Shares issued to shareholders in
reinvestment of distributions
  Class A                                91,045        $922,780         185,707      $1,901,237
  Class B                                39,928         405,814          87,173         894,888
  Class C                                    --              --              --              --
------------------------------------------------------------------------------------------------
                                        130,973      $1,328,594         272,880      $2,796,125

Shares reacquired
  Class A                              (629,373)    $(6,362,173)       (990,703)   $(10,143,698)
  Class B                              (310,624)     (3,149,284)       (631,297)     (6,480,350)
  Class C                                    --              --              --              --
------------------------------------------------------------------------------------------------
                                       (939,997)    $(9,511,457)     (1,622,000)   $(16,624,048)

Net change
  Class A                               (60,444)      $(601,500)        453,766      $4,655,528
  Class B                              (197,511)     (1,999,426)       (269,099)     (2,764,807)
  Class C                                    --              --              --              --
------------------------------------------------------------------------------------------------
                                       (257,955)    $(2,600,926)        184,667      $1,890,721

                                                          SOUTH CAROLINA FUND
                                          ----------------------------------------------------
                                              SIX MONTHS ENDED              YEAR ENDED
                                                   9/30/06                    3/31/06
                                          -------------------------  -------------------------
                                            SHARES       AMOUNT        SHARES       AMOUNT
Shares sold
  Class A                               473,037      $5,778,509       1,132,204     $14,046,582
  Class B                                47,692         582,684          85,307       1,056,145
------------------------------------------------------------------------------------------------
                                        520,729      $6,361,193       1,217,511     $15,102,727

Shares issued to shareholders in
reinvestment of distributions
  Class A                               154,968      $1,894,212         307,593      $3,815,307
  Class B                                23,918         292,092          54,579         676,705
------------------------------------------------------------------------------------------------
                                        178,886      $2,186,304         362,172      $4,492,012

Shares reacquired
  Class A                              (651,221)    $(7,961,884)     (1,274,850)   $(15,823,297)
  Class B                              (316,288)     (3,858,455)       (510,226)     (6,331,745)
------------------------------------------------------------------------------------------------
                                       (967,509)   $(11,820,339)     (1,785,076)   $(22,155,042)

Net change
  Class A                               (23,216)      $(289,163)        164,947      $2,038,592
  Class B                              (244,678)     (2,983,679)       (370,340)     (4,598,895)
------------------------------------------------------------------------------------------------
                                       (267,894)    $(3,272,842)       (205,393)    $(2,560,303)

                                                              TENNESSEE FUND
                                       ---------------------------------------------------------
                                           SIX MONTHS ENDED                  YEAR ENDED
                                                9/30/06                        3/31/06
                                       -------------------------    ----------------------------
                                         SHARES         AMOUNT          SHARES       AMOUNT
Shares sold
  Class A                               635,337      $6,697,438         493,536      $5,305,262
  Class B                                 9,240          97,420          79,543         857,100
-----------------------------------------------------------------------------------------------
                                        644,577      $6,794,858         573,079      $6,162,362

Shares issued to shareholders in
reinvestment of distributions
  Class A                               102,937      $1,084,791         210,399      $2,255,583
  Class B                                16,330         171,919          40,963         439,012
-----------------------------------------------------------------------------------------------
                                        119,267      $1,256,710         251,362      $2,694,595

Shares reacquired
  Class A                              (797,875)    $(8,394,998)     (1,135,271)   $(12,170,537)
  Class B                              (268,881)     (2,833,296)       (422,094)     (4,536,883)
-----------------------------------------------------------------------------------------------
                                     (1,066,756)   $(11,228,294)     (1,557,365)   $(16,707,420)

Net change
  Class A                               (59,601)      $(612,769)       (431,336)    $(4,609,692)
  Class B                              (243,311)     (2,563,957)       (301,588)     (3,240,771)
-----------------------------------------------------------------------------------------------
                                       (302,912)    $(3,176,726)       (732,924)    $(7,850,463)

                                                             VIRGINIA FUND
                                          ----------------------------------------------------
                                              SIX MONTHS ENDED              YEAR ENDED
                                                   9/30/06                    3/31/06
                                          -------------------------  -------------------------
                                            SHARES       AMOUNT        SHARES       AMOUNT
Shares sold
  Class A                               692,937      $7,897,092       1,481,053     $17,100,137
  Class B                                27,782         316,030         138,191       1,599,934
  Class C                                88,470       1,006,755         152,773       1,767,443
-------------------------------------------------------------------------------------------------
                                        809,189      $9,219,877       1,772,017     $20,467,514

Shares issued to shareholders in
reinvestment of distributions
  Class A                               303,729      $3,459,241         610,984      $7,063,585
  Class B                                14,629         166,440          33,680         389,119
  Class C                                13,733         156,357          26,043         300,916
-----------------------------------------------------------------------------------------------
                                        332,091      $3,782,038         670,707      $7,753,620

Shares reacquired
  Class A                            (1,490,964)   $(16,954,757)     (2,517,056)   $(29,092,777)
  Class B                              (244,113)     (2,774,296)       (396,940)     (4,587,647)
  Class C                              (109,521)     (1,244,125)        (99,697)     (1,152,730)
-----------------------------------------------------------------------------------------------
                                     (1,844,598)   $(20,973,178)     (3,013,693)   $(34,833,154)

Net change
  Class A                              (494,298)    $(5,598,424)       (425,019)    $(4,929,055)
  Class B                              (201,702)     (2,291,826)       (225,069)     (2,598,594)
  Class C                                (7,318)        (81,013)         79,119         915,629
-----------------------------------------------------------------------------------------------
                                       (703,318)    $(7,971,263)       (570,969)    $(6,612,020)

                                                        WEST VIRGINIA FUND
                                        -------------------------------------------------------
                                            SIX MONTHS ENDED                 YEAR ENDED
                                                 9/30/06                       3/31/06
                                        -------------------------      -----------------------
                                          SHARES       AMOUNT           SHARES          AMOUNT
Shares sold
  Class A                               300,134      $3,430,420         767,854      $8,913,846
  Class B                                18,318         210,344          78,236         910,206
  Class C                                    --              --              --              --
-----------------------------------------------------------------------------------------------
                                        318,452      $3,640,764         846,090      $9,824,052

Shares issued to shareholders in
reinvestment of distributions
  Class A                               163,720      $1,873,992         325,732      $3,779,345
  Class B                                10,480         119,914          23,338         270,745
  Class C                                    --              --              --              --
-----------------------------------------------------------------------------------------------
                                        174,200      $1,993,906         349,070      $4,050,090

Shares reacquired
  Class A                              (870,047)    $(9,980,288)       (981,278)   $(11,390,785)
  Class B                              (111,099)     (1,271,299)       (258,946)     (3,004,395)
  Class C                                    --              --              --              --
-----------------------------------------------------------------------------------------------
                                       (981,146)   $(11,251,587)     (1,240,224)   $(14,395,180)

Net change
  Class A                              (406,193)    $(4,675,876)        112,308      $1,302,406
  Class B                               (82,301)       (941,041)       (157,372)     (1,823,444)
  Class C                                    --              --              --              --
-----------------------------------------------------------------------------------------------
                                       (488,494)    $(5,616,917)        (45,064)      $(521,038)

(6) LINE OF CREDIT

Each fund and other affiliated funds participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, these funds and other affiliated funds have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. The interest expense incurred and commitment fee allocated to each fund for the six months ended September 30, 2006 is included in miscellaneous expense on the Statement of Operations as follows:

                                                      NORTH                       SOUTH                                      WEST
                  MISSISSIPPI        NEW YORK      CAROLINA  PENNSYLVANIA      CAROLINA     TENNESSEE      VIRGINIA      VIRGINIA
                         FUND            FUND          FUND          FUND          FUND          FUND          FUND          FUND
Commitment Fee           $259            $507        $1,006          $335          $475          $352          $924          $447
Interest Expense           --              --            --            --            --            --            --            --

(7) CONCENTRATION OF CREDIT RISK

Since each fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally.
The risk associated with such factors is mitigated by the fact that a percentage of securities in a portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. At September 30, 2006, the percentage of holdings that carried such enhancements were as follows:

                                                      NORTH                       SOUTH                                      WEST
                  MISSISSIPPI        NEW YORK      CAROLINA  PENNSYLVANIA      CAROLINA     TENNESSEE      VIRGINIA      VIRGINIA
                         FUND            FUND          FUND          FUND          FUND          FUND          FUND          FUND
Total:                 79.41%          40.14%        50.44%        67.28%        72.88%        55.91%        41.04%        79.89%

For each fund, the greatest exposure to any one institution or agency did not exceed the following percentages of total investments as of September 30, 2006:

                                                      NORTH                       SOUTH                                      WEST
                  MISSISSIPPI        NEW YORK      CAROLINA  PENNSYLVANIA      CAROLINA     TENNESSEE      VIRGINIA      VIRGINIA
                         FUND            FUND          FUND          FUND          FUND          FUND          FUND          FUND
Single Insurer:        25.50%          14.48%        18.15%        18.57%        24.66%        21.70%        15.06%        31.52%

BOARD REVIEW OF INVESTMENT
ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of each Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Funds and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2006 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreements for the Funds and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Funds' investment advisory agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreements, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for each Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreements and other arrangements with the Funds.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Funds for various time periods ended December 31, 2005 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("MFS peer funds"), (ii) information provided by Lipper Inc. on the Funds' advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of MFS peer funds, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Funds, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Funds and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Funds and other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreements with the Funds was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Funds and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed each Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of each Fund's Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2005, which the Trustees believed was a long enough period to reflect differing market conditions.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Funds' performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreements, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of each Fund's advisory fee, the Trustees considered, among other information, each Fund's advisory fee and the total expense ratio of each Fund's Class A shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered whether the Funds were subject to any fee waivers or reductions or expense limitations. The Trustees considered that MFS observes an advisory fee reduction that will remain in effect for each Fund through February 28, 2009 as part of MFS's settlement with the New York Attorney General concerning market timing and related matters.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Funds in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Funds, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Funds are subject in comparison to institutional accounts.

The Trustees also considered whether each Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that each Fund's advisory fee rate schedule is not currently subject to any breakpoints. Taking into account the advisory fee reduction noted above and any expense limitations, the Trustees determined not to recommend any advisory fee breakpoints for the Funds at this time.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to each Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Funds and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreements, that the advisory fees charged to each Fund represent reasonable compensation in light of the services being provided by MFS to the Funds.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Funds. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Funds of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Funds by MFS and its affiliates under agreements and plans other than the investment advisory agreements, including any 12b-1 fees the Funds pay to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Funds' behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Funds' portfolio brokerage commissions, if applicable, to pay for investment research (excluding third-party research, for which MFS pays directly) and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Funds.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that each Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2006.

MFS MISSISSIPPI MUNICIPAL BOND FUND

The Fund's Class A performance was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2005 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's Class A shares was in the 1st quintile for each of the one and five-year periods ended December 31, 2005 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In assessing the reasonableness of the Fund's advisory fee, the Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate (taking into account the advisory fee reduction) and total expense ratio were each lower than the Lipper expense group median.

MFS NEW YORK MUNICIPAL BOND FUND

The Fund's Class A performance was in the 3rd quintile relative to the other funds in the universe for the three-year period ended December 31, 2005 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's Class A shares was in the 2nd quintile for each of the one- and five-year periods ended December 31, 2005 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In assessing the reasonableness of the Fund's advisory fee, the Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate (taking into account the advisory fee reduction) was lower than the Lipper expense group median, and the Fund's total expense ratio was approximately at the Lipper expense group median.

MFS NORTH CAROLINA MUNICIPAL BOND FUND

The Fund's Class A performance was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2005 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's Class A shares was in the 1st quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2005 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In assessing the reasonableness of the Fund's advisory fee, the Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate (taking into account the advisory fee reduction) was lower than the Lipper expense group median, and the Fund's total expense ratio was approximately at the Lipper expense group median.

MFS PENNSYLVANIA MUNICIPAL BOND FUND

The Fund's Class A performance was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2005 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's Class A shares was in the 1st quintile for each of the one- and five-year periods ended December 31, 2005 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, the advisory fee reduction noted above and that MFS currently observes an expense limitation for the Fund. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate (taking into account advisory fee reduction and the expense limitation) and total expense ratio were each lower than the Lipper expense group median.

MFS SOUTH CAROLINA MUNICIPAL BOND FUND

The Fund's Class A performance was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2005 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's Class A shares was in the 1st quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2005 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In assessing the reasonableness of the Fund's advisory fee, the Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate (taking into account the advisory fee reduction) was lower than the Lipper expense group median, and the Fund's total expense ratio was approximately at the Lipper expense group median.

MFS TENNESSEE MUNICIPAL BOND FUND

The Fund's Class A performance was in the 3rd quintile relative to the other funds in the universe for the three-year period ended December 31, 2005 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's Class A shares was in the 1st quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2005 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In assessing the reasonableness of the Fund's advisory fee, the Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate (taking into account the advisory fee reduction) was lower than the Lipper expense group median, and the Fund's total expense ratio was approximately at the Lipper expense group median.

MFS VIRGINIA MUNICIPAL BOND FUND

The Fund's Class A performance was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2005 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's Class A shares was in the 2nd quintile for each of the one- and five-year periods ended December 31, 2005 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In assessing the reasonableness of the Fund's advisory fee, the Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate (taking into account the advisory fee reduction) was lower than the Lipper expense group median, and the Fund's total expense ratio was at the Lipper expense group median.

MFS WEST VIRGINIA MUNICIPAL BOND FUND

The Fund's Class A performance was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2005 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's Class A shares was in the 2nd quintile for each of the one- and five-year periods ended December 31, 2005 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In assessing the reasonableness of the Fund's advisory fee, the Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate (taking into account the advisory fee reduction) was lower than the Lipper expense group median, and the Fund's total expense ratio was approximately at the Lipper expense group median.

ACCESS TO DISCLOSURE ON MFS WEB SITE

A discussion regarding the Board's most recent review and renewal of each Fund's investment advisory agreement will be available on or before November 1, 2006, by clicking on each Fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how each fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The trust will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The trust's Form N-Q may be reviewed and copied at the:

                         Public Reference Room
                         Securities and Exchange Commission
                         100 F Street, NE, Room 1580
                         Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The trust's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

WEB SITE
mfs.com

MFS TALK
1-800-637-8255
24 hours a day

ACCOUNT SERVICE AND
LITERATURE

SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 55824
Boston, MA
02205-5824

OVERNIGHT MAIL
MFS Service Center, Inc.
500 Boylston Street
Boston, MA 02116-3741

-------------------------------------------------------------------------------
Go paperless with eDELIVERY: Arrange to have MFS send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

SIGN UP: If your account is registered with us, simply go to mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS TALK, MFS Access, and eDelivery may not be available to you.
-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street,
Boston, MA 02116

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                               SEMIANNUAL REPORT

MFS(R) MUNICIPAL INCOME FUND

LETTER FROM THE CEO                                               1
-------------------------------------------------------------------
PORTFOLIO COMPOSITION                                             2
-------------------------------------------------------------------
EXPENSE TABLE                                                     3
-------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                          5
-------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                              26
-------------------------------------------------------------------
STATEMENT OF OPERATIONS                                          28
-------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                              29
-------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                             30
-------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                    33
-------------------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT                    42
-------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION                            46
-------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                                   46
-------------------------------------------------------------------
CONTACT INFORMATION                                      BACK COVER
-------------------------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

------------------------------------------------------------------------------
                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
          NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
------------------------------------------------------------------------------
                                                                         9/30/06
                                                                         LMB-SEM

[Photo of Robert J. Manning]

LETTER FROM THE CEO

Dear Shareholders:

    What a difference a year can make. By the end of 2005, the Dow Jones Industrial Average had lost value over the course of the year, as stocks were beaten back by a myriad of investor worries, including a spike in oil prices, a rise in interest rates, and political uncertainty in the Middle East.

    Fast forward to 2006, and we have seen a dramatically different picture. While there were some fluctuations in the global markets in the first half of the year, the second half of 2006 has, so far, been good to many investors. Oil prices retreated, boosting consumer confidence, and interest rates have held steady. U.S. stock markets responded favorably to this news, as the Dow reached a record high in October, passing the 12,000 mark.

    What does all of this mean for you? If you're focused on a long-term investment strategy, the high points in the road -- and the bumps -- should not necessarily dictate portfolio action on your part. Markets are inherently cyclical, and we firmly believe that investors who remain committed to a long-term investment strategy are more likely to achieve their goals than those who consistently chase short-term performance.

    At MFS(R), our unique teamwork approach to managing money and our global research platform support an unwavering focus on helping you realize your long-term financial goals. We believe in a three-pronged investment strategy of allocating your holdings across major asset classes, diversifying within each class, and rebalancing regularly. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience -- two traits that are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    November 15, 2006

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Bonds                                             99.6%
Cash & Other Assets                                0.4%

TOP FIVE INDUSTRIES (i)

Healthcare Revenue - Hospitals                    20.1%
-------------------------------------------------------
General Obligations - Schools                      8.5%
-------------------------------------------------------
General Obligations - General Purpose              7.5%
-------------------------------------------------------
Utilities - Municipal Owned                        6.5%
-------------------------------------------------------
Utilities - Investor Owned                         5.1%
-------------------------------------------------------

CREDIT QUALITY OF BONDS (r)

AAA                                               36.9%
-------------------------------------------------------
AA                                                11.3%
-------------------------------------------------------
A                                                 16.5%
-------------------------------------------------------
BBB                                               22.0%
-------------------------------------------------------
BB                                                 2.9%
-------------------------------------------------------
B                                                  1.5%
-------------------------------------------------------
CCC                                                0.4%
-------------------------------------------------------
Not Rated                                          8.5%
-------------------------------------------------------

PORTFOLIO FACTS

Average Duration (d)                                5.8
-------------------------------------------------------
Average Life (m)                              13.9 yrs.
-------------------------------------------------------
Average Maturity (m)                          16.5 yrs.
-------------------------------------------------------
Average Credit Quality of Rated
Securities (long-term) (a)                           A+
-------------------------------------------------------
Average Credit Quality of Rated
Securities (short-term) (a)                         A-1
-------------------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre- refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the "AAA"-rating category. Percentages are based on the total market value of investments as of 9/30/06.

Percentages are based on net assets as of 9/30/06, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, April 1, 2006 through September 30, 2006.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2006 through September 30, 2006.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning         Ending       Period (p)
Share                      Expense   Account Value   Account Value     4/01/06-
Class                       Ratio       4/01/06         9/30/06        9/30/06
--------------------------------------------------------------------------------
        Actual              0.81%      $1,000.00       $1,032.10        $4.13
  A     ------------------------------------------------------------------------
        Hypothetical (h)    0.81%      $1,000.00       $1,021.01        $4.10
--------------------------------------------------------------------------------
        Actual              1.56%      $1,000.00       $1,028.30        $7.93
  B     ------------------------------------------------------------------------
        Hypothetical (h)    1.56%      $1,000.00       $1,017.25        $7.89
--------------------------------------------------------------------------------
        Actual              1.56%      $1,000.00       $1,029.40        $7.94
  C     ------------------------------------------------------------------------
        Hypothetical (h)    1.56%      $1,000.00       $1,017.25        $7.89
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
9/30/06  (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.

Municipal Bonds - 98.4%
---------------------------------------------------------------------------------------------------------
ISSUER                                                                      SHARES/PAR         VALUE ($)
---------------------------------------------------------------------------------------------------------
Airport & Port Revenue - 2.7%
---------------------------------------------------------------------------------------------------------
Chicago, IL, O'Hare International Airport Rev. (Second Lien
Passenger Facility D), AMBAC, 5.5%, 2019                                   $   350,000     $      375,920
Chicago, IL, O'Hare International Airport Rev., RITES, FSA,
7.476%, 2022 (v)(z)                                                          1,500,000          1,803,265
Chicago, IL, O'Hare International Airport Rev., Third Lien,
"A", MBIA, 5%, 2029                                                            950,000          1,002,435
Indianapolis, IN, Local Public Improvement (Airport Authority
Project), "I", MBIA, 5%, 2034                                                  200,000            206,665
Louisville & Jefferson County, KY, Regional Airport Authority,
"A", MBIA, 6.5%, 2017                                                        3,000,000          3,112,975
Miami-Dade County, FL, Aviation Rev., "A", CIFG, 5%, 2038                      500,000            520,942
New York, NY, City Industrial Development Agency, Special
Facilities Rev. (Terminal One Group), 5.5%, 2024                               195,000            210,514
Oklahoma City, OK, Airport Trust, "B", FSA, 5.75%, 2017                      1,080,000          1,147,316
                                                                                         ----------------
                                                                                           $    8,380,032
---------------------------------------------------------------------------------------------------------
General Obligations - General Purpose - 7.4%
---------------------------------------------------------------------------------------------------------
Chicago, IL (Lakefront Millennium Parking Facilities), MBIA,
5.7%, 2025                                                                 $   645,000     $      702,657
Chicago, IL (Lakefront Millennium Parking Facilities), MBIA, 5%, 2018        4,000,000          4,184,360
Commonwealth of Puerto Rico, Public Improvement, "A", 5.25%, 2027              235,000            252,211
Commonwealth of Puerto Rico, ROLS, FGIC, 7.553%, 2015 (v)(z)                 3,000,000          3,804,780
Country Club Hills, IL, "N", MBIA, 5%, 2031                                    710,000            748,333
Cranston, RI, FGIC, 6.375%, 2009 (c)                                           200,000            218,486
Houston County, AL, AMBAC, 6.25%, 2009 (c)                                     850,000            931,430
Interlocken Metropolitan District, CO, Improvement, "C", XLCA,
0%, 2027                                                                       510,000            156,703
Kane Kendall County, IL, Capital Appreciation, "E", FGIC, 0%, 2023           1,360,000            593,354
Kane Kendall County, IL, Capital Appreciation, "E", FGIC, 0%, 2025           1,335,000            520,343
Massachusetts Consolidated Loan, "C", 5.875%, 2009 (c)                       3,205,000          3,431,561
Mobile County, AL, 6%, 2009 (c)                                                800,000            851,752
New York, NY, "J", MBIA, 5%, 2017                                            2,000,000          2,083,320
San Antonio, TX, 5%, 2020                                                      700,000            722,876
Southlake, TX, AMBAC, 0%, 2009 (c)                                           3,185,000          1,246,195
Southlake, TX, AMBAC, 0%, 2009 (c)                                           3,150,000          1,152,774
State of Illinois, MBIA, 5.5%, 2025                                            110,000            115,840
State of Wisconsin, "C", 6%, 2010 (c)                                        1,200,000          1,296,180
                                                                                         ----------------
                                                                                           $   23,013,155
---------------------------------------------------------------------------------------------------------
General Obligations - Improvement - 1.6%
---------------------------------------------------------------------------------------------------------
Birmingham, AL, "A", 5.75%, 2017                                           $ 1,000,000     $    1,080,010
Worcester, MA, FSA, 6%, 2010 (c)                                             3,475,000          3,784,206
                                                                                         ----------------
                                                                                           $    4,864,216
---------------------------------------------------------------------------------------------------------
General Obligations - Schools - 8.4%
----------------------------------------------------------------------------------------------------------
Adams 12 Five Star Schools, CO, "B", FGIC, 0%, 2025                        $   490,000     $      195,314
De Soto, TX, Independent School District, School Building, PSF,
0%, 2031                                                                       380,000            109,068
De Soto, TX, Independent School District, School Building, PSF,
0%, 2034                                                                       285,000             69,278
De Soto, TX, Independent School District, School Building, PSF,
0%, 2036                                                                       380,000             82,897
Dudley-Charlton, MA, Regional School District, RITES, FGIC,
6.545%, 2013 (v)(z)                                                          1,495,000          1,864,624
Ennis, TX, Independent School District, Capital Appreciation,
"N", PSF, 0%, 2028                                                             200,000             68,056
Ennis, TX, Independent School District, Capital Appreciation,
"N", PSF, 0%, 2029                                                             385,000            126,292
Ennis, TX, Independent School District, Capital Appreciation,
"N", PSF, 0%, 2031                                                             380,000            109,835
Ferris, TX, Independent School District, PSF, 5.5%, 2034                       640,000            698,432
Florida Board of Education Capital Outlay, Public Education,
"A", 5%, 2019                                                                1,000,000          1,029,760
Fresno, CA, Unified School District, MBIA, 6.55%, 2020                       1,225,000          1,431,829
Goose Creek, TX, Consolidated School District, PSF, 5%, 2009(c)              2,500,000          2,597,775
Houston, TX, Independent School District, RITES, 6.525%, 2017 (v)(z)         2,325,000          2,502,537
Keller, TX, Independent School District, PSF, 6%, 2017                         225,000            243,799
Knox County, KY, Independent School District, XLCA, 5.5%, 2029                 640,000            706,227
Lancaster, TX, Independent School District, Capital
Appreciation, FSA, 0%, 2014 (c)                                                485,000            176,525
Lancaster, TX, Independent School District, Capital
Appreciation, FSA, 0%, 2014 (c)                                                430,000            147,163
Lancaster, TX, Independent School District, Capital
Appreciation, FSA, 0%, 2025                                                    275,000            113,603
Lancaster, TX, Independent School District, Capital
Appreciation, FSA, 0%, 2026                                                    275,000            107,616
Leander, TX, Independent School District, Capital Appreciation,
Refunding, School Building, FGIC, 0%, 2026                                     900,000            331,920
Leander, TX, Independent School District, Capital Appreciation,
Refunding, School Building, FGIC, 0%, 2031                                     910,000            249,467
Leander, TX, Independent School District, PSF, 0%, 2018                      2,500,000          1,284,500
Manchester, NH, School Facilities Rev., MBIA, 5.5%, 2027                       215,000            255,654
Manchester, NH, School Facilities Rev., MBIA, 5.5%, 2028                       215,000            255,852
Manistee, MI, Area Public Schools, FGIC, 5.75%, 2009 (c)                       700,000            738,087
Palos Verdes Peninsula, CA, Capital Appreciation, "N", FSA, 0%, 2029         1,115,000            393,372
Phenix City, AL, AMBAC, 5.65%, 2010 (c)                                      1,500,000          1,635,615
Philadelphia, PA, School District, MBIA, 6%, 2010 (c)                          750,000            807,473
Prosper, TX, Independent School District, Capital Appreciation
School Building, "N", PSF, 0%, 2031                                            515,000            145,122
Roma, TX, Independent School District, PSF, 5.875%, 2010 (c)                 1,705,000          1,845,594
San Jose Evergreen, CA, Community College District, Election
2004, "A", MBIA, 0%, 2028                                                      740,000            245,184
Wattsburg, PA, Public School Building Authority Rev., Capital
Appreciation, MBIA, 0%, 2029                                                 2,150,000            768,754
Williamson County, TN, Rural School, 6.125%, 2010 (c)                        1,665,000          1,799,216
Williamson County, TN, Rural School, 6.125%, 2010 (c)                        1,765,000          1,907,277
Wylie, TX, Independent School District, PSF, 5.25%, 2029                     1,080,000          1,148,731
                                                                                         ----------------
                                                                                           $   26,192,448
---------------------------------------------------------------------------------------------------------
Healthcare Revenue - Hospitals - 19.8%
---------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (West
Penn Allegheny Health), 9.25%, 2030                                        $   650,000     $      772,948
Allegheny County, PA, Hospital Development Authority Rev. (West
Penn Allegheny Health), "B", 9.25%, 2022                                       350,000            415,912
Baldwin County, AL, Eastern Shore Health Care Authority Rev.
(Thomas Hospital), 5.75%, 2008 (c)                                             600,000            630,036
Baxter County, AR, Hospital Rev., 5.375%, 2014                               1,000,000          1,033,750
Chemung County, NY, Civic Facilities Rev. (St. Joseph's
Hospital-Elmira), "A", 6%, 2013                                                600,000            604,140
Colorado Health Facilities Authority Rev. (Portercare Adventist
Health Systems), 6.625%, 2011 (c)                                              500,000            573,960
Cuyahoga County, OH, Hospital Facilities Rev. (Canton, Inc.),
7.5%, 2030                                                                     900,000          1,008,801
Denver, CO, Health & Hospital Authority Rev., 5.375%, 2018                     300,000            306,744
Denver, CO, Health & Hospital Authority Rev., "A", 6%, 2023                    500,000            533,910
District of Columbia, Health & Hospital Authority Rev. (Medstar
University Hospital), "D", 6.875%, 2007 (c)                                    700,000            708,547
Fulton County, NY, Industrial Development Agency, Civic
Facilities Rev. (Nathan Littauer Hospital), "A", 5.75%, 2009                   205,000            208,274
Gainesville & Hall County, GA, Hospital Authority Rev.
(Northeast Georgia Health System, Inc.), 5.5%, 2031                            445,000            464,460
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital),
5.75%, 2031                                                                    525,000            544,310
Henrico County, VA, Industrial Development Authority Rev. (Bon
Secours), RIBS, FSA, 8.177%, 2027 (v)                                        5,000,000          6,684,000
Highlands County, FL, Health Facilities Authority Rev.
(Adventist Health Systems), "C", 5.25%, 2036                                   465,000            493,063
Highlands County, FL, Health Facilities Authority Rev.
(Adventist/Sunbelt Hospital), 6%, 2011 (c)                                     350,000            391,643
Illinois Health Facilities Authority Rev. (Condell Medical
Center), 6.35%, 2015                                                         1,000,000          1,067,800
Illinois Health Facilities Authority Rev. (Decatur Memorial
Hospital), 5.75%, 2024                                                         350,000            367,770
Illinois Health Facilities Authority Rev. (Passavant Memorial
Area Hospital Associates), 6%, 2024                                            335,000            361,837
Illinois Health Facilities Authority Rev. (Riverside Health
Systems), 5.75%, 2022                                                          650,000            678,496
Illinois Health Facilities Authority Rev. (Sinai Health), FHA,
5.15%, 2037                                                                    640,000            670,842
Indiana Health Facilities Financing Authority Hospital Rev.
(Deaconess Hospital), "A", AMBAC, 5.375%, 2034                                 565,000            606,867
Indiana Health Facilities Financing Authority, Hospital Rev.
(Clarian Health), "A", 5%, 2039                                                260,000            268,427
Indiana Health Facilities Financing Authority, Hospital Rev.
(Munster Medical Research Foundation, Inc.), 6.375%, 2031                      500,000            533,570
Indiana Health Facilities Financing Authority, Hospital Rev.
(Munster Medicial Research Foundation, Inc.), 6.375%, 2021                   1,700,000          1,814,903
Indiana Health Facilities Financing Authority, Hospital Rev.
(Riverview Hospital), 5.25%, 2014                                              400,000            410,840
Indiana Health Facilities Financing Authority, Hospital Rev.
(Riverview Hospital), 6.125%, 2031                                             250,000            267,878
Kentucky Economic Development Finance Authority, Health Systems
Rev. (Norton Healthcare, Inc.), 6.5%, 2020                                   1,250,000          1,359,463
Kentucky Economic Development Finance Authority, Health Systems
Rev. (Norton Healthcare, Inc.), 6.625%, 2028                                   250,000            272,933
Kentucky Economic Development Finance Authority, Refunding &
Improvement, "A", MBIA, 5%, 2018                                             2,400,000          2,471,040
Knox County, TN, Health Educational Hospital Facility (Baptist
Health Systems, East Tennessee), 6.375%, 2022                                1,000,000          1,066,670
Lauderdale County & Florence, AL (Coffee Health Group), "A",
MBIA, 5.25%, 2019                                                            1,100,000          1,145,166
Macomb County, MI, Hospital Finance Authority Rev. (Mount
Clemens General Hospital), 5.75%, 2025                                       1,000,000          1,046,140
Marion County, FL, Hospital District Rev. (Monroe Hospital),
5.625%, 2019                                                                   750,000            783,578
Marshall County, AL, Health Care Authority Rev., "A", 6.25%, 2022              500,000            552,005
Martin County, FL, Health Facilities Authority Rev. (Martin
Memorial Medical Center), "A", 5.75%, 2022                                     850,000            911,727
Maryland Health & Higher Educational Facilities Authority Rev.
(Medstar Health), 5.5%, 2033                                                   305,000            323,337
Maryland Health & Higher Educational Facilities Authority Rev.
(University of Maryland Medical System), 6.75%, 2010 (c)                     1,000,000          1,117,650
Massachusetts Health & Educational Facilities Authority Rev.
(Caritas Christi), 5.7%, 2015                                                1,000,000          1,042,990
Massachusetts Health & Educational Facilities Authority Rev.
(Caritas Christi), "B", 6.5%, 2012                                             400,000            434,956
Massachusetts Health & Educational Facilities Authority Rev.
(Partners Healthcare Systems), "C", 5.75%, 2021                                400,000            434,876
Mecosta County, MI, General Hospital Rev., 6%, 2018                            300,000            308,991
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai
Medical Center), "A", 6.7%, 2019                                               750,000            828,683
Michigan Hospital Finance Authority Rev. (Memorial Healthcare
Center), 5.75%, 2015                                                           800,000            838,768
Monroe County, MI, Hospital Finance Authority Hospital Rev.
(Mercy Memorial Hospital Corp.), 5.5%, 2035                                    670,000            703,132
Montgomery, AL, Special Care Facilities, Financing Authority
Rev. (Baptist Health), "A-2", MBIA, 0% to 2007, 5% to 2014 (c)               1,270,000          1,299,629
Mount Lebanon, PA, Hospital Authority Rev. (St. Clair Memorial
Hospital), 5.625%, 2032                                                        375,000            396,109
Nassau County, NY, Industrial Development Agency, Civic
Facilities Rev. (North Shore Health System), 5.875%, 2011                      330,000            345,616
New Hampshire Health & Educational Facilities Authority Rev.
(Covenant Health), 6.5%, 2017                                                  820,000            918,958
New Hampshire Health & Educational Facilities Authority Rev.
(Exeter Hospital), 6%, 2024                                                    500,000            549,900
New Jersey Health Care Facilities (Palisades Medical Center),
6.5%, 2021                                                                     500,000            548,160
North Texas Health Facilities Development Corp. Rev. (United
Regional Health Care System, Inc.), 6%, 2023                                 1,000,000          1,085,080
Ohio County, WV, County Commission Health System Rev. (Ohio
Valley Medical Center), 5.75%, 2013                                            900,000            870,624
Oklahoma Development Finance Authority Rev. (Comanche County
Hospital), 6%, 2014                                                            600,000            663,798
Oklahoma Development Finance Authority Rev. (Comanche County
Hospital), 6.6%, 2031                                                          255,000            279,936
Rhode Island Health & Education Building Corp. Hospital
Financing (Lifespan Obligated Group), "A", FSA, 5%, 2032                     1,120,000          1,173,962
Rhode Island Health & Education Building Rev., Hospital
Financing (Lifespan Obligated Group), 6.5%, 2012 (c)                         1,500,000          1,724,610
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare
Systems, Inc.), 6.5%, 2027                                                     290,000            298,947
Shelby County, TN, Educational & Housing Facilities Board
Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)                             300,000            337,323
Shelby County, TN, Educational & Housing Facilities Board
Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)                             500,000            562,205
South Carolina Jobs & Economic Development Authority, Hospital
Facilities Rev. (Palmetto Health Alliance), 6.25%, 2031                        500,000            547,205
Steubenville, OH, Hospital Rev. (Trinity Hospital), 6.375%, 2020               300,000            328,245
Stillwater, OK, Medical Center Authority (Stillwater Medical
Center), 6.5%, 2007 (c)                                                      1,000,000          1,037,160
Suffolk County, NY, Industrial Development Agency, Civic
Facilities Rev. (Huntington Hospital), "C", 5.875%, 2032                     1,000,000          1,061,970
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial
Healthcare), 6.25%, 2020                                                     1,000,000          1,061,340
Tom Green County, TX, Health Facilities Rev. (Shannon Health
System), 6.75%, 2021                                                           400,000            432,660
Upper Illinois River Valley Development, Health Facilities Rev.
(Morris Hospital), 6.625%, 2031                                                500,000            548,010
Valley, AL, Special Care Facilities Financing (Lanier Memorial
Hospital), 5.5%, 2007                                                          500,000            505,380
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional
Health Center), 6.375%, 2031                                                   750,000            808,050
Weirton, WV, Municipal Hospital Building, Commission Rev.
(Weirton Hospital Medical Center), 6.375%, 2031                                500,000            521,880
West Plains, MO, Industrial Development Authority Rev. (Ozarks
Medical Center), 6.75%, 2024                                                   195,000            201,839
West Shore, PA, Hospital Authority (Holy Spirit Hospital), 6.25%, 2032       1,000,000          1,075,510
Wichita, KS, Hospital Authority Rev. (Via Christi Health
System), 6.25%, 2019                                                         1,500,000          1,666,125
Wisconsin Health & Educational Facilities Authority Rev.
(Agnesian Healthcare, Inc.), 6%, 2017                                          325,000            347,298
Wisconsin Health & Educational Facilities Authority Rev.
(Aurora Health Care, Inc.), 6.875%, 2030                                       750,000            864,465
Wisconsin Health & Educational Facilities Authority Rev.
(Wheaton Franciscan Services), 6.25%, 2022                                   1,000,000          1,113,070
Yonkers, NY, Industrial Development Agency, Civic Facilities
Rev. (St. John's Riverside Hospital), 6.8%, 2016                               385,000            411,769
                                                                                         ----------------
                                                                                           $   61,652,666
---------------------------------------------------------------------------------------------------------
Healthcare Revenue - Long Term Care - 1.9%
---------------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Rev. (Advanced
Living Technology), 7.75%, 2006                                            $    30,000     $       29,984
Bell County, TX, Health Facilities Development Rev. (Advanced
Living Technology), 8.125%, 2016                                               505,000            490,123
Bell County, TX, Health Facilities Development Rev. (Advanced
Living Technology), 8.5%, 2026                                               1,130,000          1,081,218
Colorado Health Facilities Authority Rev. (Evangelical
Lutheran), 6.9%, 2025                                                          500,000            564,310
Cumberland County, PA, Municipal Authority Rev. (Wesley), "A",
7.25%, 2013 (c)                                                                270,000            324,778
Cumberland County, PA, Municipal Authority Rev. (Wesley), "A",
7.25%, 2035                                                                    105,000            113,395
Eden Prairie, MN, Multi-Family Housing Rev. (Coll-Rolling
Hills), "A", GNMA, 6%, 2021                                                    200,000            216,876
Indiana Health Facilities Financing Authority Rev. (Hoosier
Care), 7.125%, 2034                                                            800,000            812,912
Iowa Finance Authority, Health Care Facilities Rev. (Care
Initiatives Project), 9.25%, 2011 (c)                                          480,000            599,400
Iowa Finance Authority, Health Care Facilities Rev. (Care
Initiatives Project), "A", 5.5%, 2025                                          275,000            285,654
Millbrae, CA, Residential Facilities Rev. (Magnolia of
Millbrae), "A", 7.375%, 2027                                                   930,000            967,925
Montana Facility Finance Authority Rev. (Senior Living St
Johns Lutheran), "A", 6.125%, 2036                                             170,000            177,582
Shelby County, TN, Health Educational Rev. (Germantown
Village), 7.25%, 2034                                                          385,000            414,453
                                                                                         ----------------
                                                                                           $    6,078,610
---------------------------------------------------------------------------------------------------------
Human Services - 0.6%
---------------------------------------------------------------------------------------------------------
Louisiana Local Government Environmental Facilities & Community
Development (Westside Rehab Center Project), "B", 6.5%, 2013               $   450,000     $      452,529
Nassau County, NY, Industrial Development Civic (Special Needs
Facilities), 6.1%, 2012                                                        225,000            232,776
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando
Healthcare Facilities), 9%, 2031                                             1,000,000          1,103,860
                                                                                         ----------------
                                                                                           $    1,789,165
---------------------------------------------------------------------------------------------------------
Industrial Revenue - Airlines - 0.8%
---------------------------------------------------------------------------------------------------------
Los Angeles, CA, Regional Airport Lease Rev. (AMR Corp.), 7%, 2012         $   300,000     $      319,158
New York, NY, Industrial Development Agency Rev. (American
Airlines, Inc.), 7.625%, 2025                                                  970,000          1,139,362
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines,
Inc.), "B", 5.65%, 2035                                                      1,000,000          1,003,940
                                                                                         ----------------
                                                                                           $    2,462,460
---------------------------------------------------------------------------------------------------------
Industrial Revenue - Chemicals - 0.7%
---------------------------------------------------------------------------------------------------------
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.),
5.7%, 2033                                                                 $ 1,000,000     $    1,070,150
Red River Authority, TX, Pollution Control Rev. (Celanese
Project), "B", 6.7%, 2030                                                    1,000,000          1,097,620
                                                                                         ----------------
                                                                                               $2,167,770
---------------------------------------------------------------------------------------------------------
Industrial Revenue - Environmental Services - 1.5%
---------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Solid Waste
Disposal Rev. (Waste Management, Inc.), "A-2", 5.4%, 2025                  $   215,000     $      228,618
Carbon County, UT, Solid Waste Disposal Rev. (Laidlaw
Environmental), 7.45%, 2017                                                  2,500,000          2,602,450
Charles City County, VA, Industrial Development Authority,
Solid Waste Disposal Facility Rev. (Waste Management, Inc.),
6.25%, 2027                                                                    500,000            544,435
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste
Management, Inc.), 5.7%, 2018                                                  230,000            253,177
Gloucester County, NJ, Solid Waste Resource Recovery Rev.
(Waste Management, Inc.), 6.85%, 2029                                          150,000            162,371
Massachusetts Development Finance Agency Rev. (Waste
Management, Inc.), "B", 6.9%, 2029                                             300,000            324,165
Nevada Department of Business & Industry Rev. (Republic
Services, Inc.), 5.625%, 2026                                                  450,000            492,084
                                                                                         ----------------
                                                                                           $    4,607,300
---------------------------------------------------------------------------------------------------------
Industrial Revenue - Metals - 0.0%
---------------------------------------------------------------------------------------------------------
Burns Harbor, IN, Solid Waste Disposal Facilities Rev.
(Bethlehem Steel), 8%, 2024 (d)                                            $ 3,000,000     $          300
---------------------------------------------------------------------------------------------------------
Industrial Revenue - Other - 2.6%
---------------------------------------------------------------------------------------------------------
Bucks County, PA, Industrial Development Authority Rev. (USX
Corp.), 5.4%, 2017                                                         $   500,000     $      538,940
Gulf Coast, TX, Industrial Development Authority (Valero Energy
Corp.), 5.6%, 2031                                                             500,000            517,705
Hardeman County, TN, Correctional Facilities Corp. (Corrections
Corp. of America), 7.375%, 2017                                                500,000            513,895
Massachusetts Development Finance Agency Rev., Resource
Recovery (Fluor Corp.), 5.625%, 2019                                         2,895,000          3,033,699
Massachusetts Industrial Finance Agency Rev. (Welch Foods,
Inc.), 5.6%, 2017                                                            1,300,000          1,346,722
Park Creek Metropolitan District, CO, (Custodial Receipts),
"CR-2", 7.875%, 2032 (n)                                                       400,000            444,960
Pennsylvania Economic Development Financing Authority Rev.
(Amtrak), 6.125%, 2021                                                         550,000            592,939
Tooele County, UT, Hazardous Waste Treatment Rev. (Union
Pacific Corp.), 5.7%, 2026                                                     980,000          1,024,825
                                                                                         ----------------
                                                                                           $    8,013,685
---------------------------------------------------------------------------------------------------------
Industrial Revenue - Paper - 2.2%
---------------------------------------------------------------------------------------------------------
Butler, AL, Industrial Development Board, Solid Waste Disposal
Rev. (Georgia Pacific Corp.), 5.75%, 2028                                  $   260,000     $      266,139
Delta County, MI, Economic Development Corp., Environmental
Improvements Rev. (Mead Westvaco Escanaba), "A", 6.25%, 2012 (c)               900,000          1,019,106
Mobile, AL, Industrial Development Board Improvement Rev.
(International Paper Co.), "B", 6.45%, 2019                                  2,000,000          2,124,640
Navajo County, AZ, Industrial Development Authority Rev. (Stone
Container Corp.), 7.4%, 2026                                                 1,500,000          1,530,420
Navajo County, AZ, Industrial Development Authority Rev. (Stone
Container Corp.), 7.2%, 2027                                                   500,000            515,920
Onondaga County, NY, Industrial Development Authority Rev.,
Solid Waste Disposal Rev. (Solvay Paperboard LLC), 6.8%, 2014                  900,000            943,929
West Point, VA, Industrial Development Authority, Solid Waste
Disposal Rev. (Chesapeake Corp.), "A", 6.375%, 2019                            550,000            551,056
                                                                                         ----------------
                                                                                           $    6,951,210
---------------------------------------------------------------------------------------------------------
Miscellaneous Revenue - Entertainment & Tourism - 0.1%
---------------------------------------------------------------------------------------------------------
New York Liberty Development Corp. Rev. (National Sports
Museum), 6.125%, 2019                                                      $   265,000     $      274,214
---------------------------------------------------------------------------------------------------------
Miscellaneous Revenue - Other - 0.8%
---------------------------------------------------------------------------------------------------------
Austin, TX, Convention Center (Convention Enterprises, Inc.),
"A", 6.6%, 2021                                                            $   300,000     $      323,334
Austin, TX, Convention Center (Convention Enterprises, Inc.),
"A", 6.7%, 2028                                                                400,000            431,360
Baltimore, MD, Convention Center Hotel Rev., "A", XLCA, 5.25%, 2039            555,000            596,692
Gallery Certificate Trust, PA, Parking Rev., 4.5%, 2013 (n)                    640,000            639,981
San Antonio, TX, Convention Center, Hotel Financial Corp.,
Contract Rev. (Empowerment Zone), "A", AMBAC, 5%, 2034                         490,000            505,783
Toledo Lucas County, OH, Port Authority Development Rev.
(Northwest Ohio Bond Fund), "C", 5.125%, 2025                                   65,000             66,061
                                                                                         ----------------
                                                                                           $    2,563,211
---------------------------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 3.2%
---------------------------------------------------------------------------------------------------------
Bay County, FL, Housing Finance Authority, Multi-Family Rev.
(Andrews Place II Apartments), FSA, 5%, 2035                               $   150,000     $      153,404
Bay County, FL, Housing Finance Authority, Multi-Family Rev.
(Andrews Place II Apartments), FSA, 5.1%, 2046                                 275,000            281,023
California Statewide Communities Development Authority Rev.
(Irvine Apartments), 5.25%, 2025                                             1,000,000          1,026,010
Charter Mac Equity Issuer Trust, 6.625%, 2009 (n)                            2,000,000          2,119,820
Eaglebend, CO, Affordable Housing Corp., 6.2%, 2007 (c)                      1,000,000          1,038,500
GMAC Municipal Mortgage Trust, "B-1", 5.6%, 2039 (n)                         1,000,000          1,057,040
GMAC Municipal Mortgage Trust, "C-1", 5.7%, 2040 (n)                           500,000            508,445
Indianapolis, IN, Multi-Family Rev. (Cambridge Station
Apartments II), FNMA, 5.25%, 2039                                              320,000            329,898
Munimae TE Bond Subsidiary LLC, "A-2", 4.9%, 2049 (n)                        2,000,000          2,029,040
Newark, NJ, Housing Authority (Port Authority - Newark Marine
Terminal), MBIA, 5.5%, 2028                                                    215,000            236,081
North Charleston, SC, Housing Authority Rev. (Horizon Village),
"A", FHA, 5.15%, 2048                                                          305,000            307,464
Seattle, WA, Housing Authority Rev., Capped Fund Program (High
Rise Rehab), "I", FSA, 5%, 2025                                                455,000            463,290
Tampa, FL, Housing Finance Authority, Multi-Family Rev.
(Meridian River Development Corp.), 4.75%, 2026                                335,000            340,732
                                                                                         ----------------
                                                                                           $    9,890,747
---------------------------------------------------------------------------------------------------------
Parking - 0.1%
---------------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA Rev., 0%, 2009 (c)                              $   100,000     $       59,279
Rail Connections, Inc., MA Rev., 0%, 2009 (c)                                  210,000            116,399
Rail Connections, Inc., MA Rev., 0%, 2009 (c)                                  300,000            155,739
                                                                                         ----------------
                                                                                           $      331,417
---------------------------------------------------------------------------------------------------------
Sales & Excise Tax Revenue - 0.8%
---------------------------------------------------------------------------------------------------------
Austin, TX, Town Community Events Center Venue, FGIC, 6%, 2009 (c)         $ 1,015,000     $    1,087,654
Metropolitan Pier & Expo, IL, McCormick Place Expansion, MBIA,
5.25%, 2042                                                                    220,000            233,204
Miami Dade County, FL, Transportation Systems, "N", XLCA, 5%, 2022           1,130,000          1,210,931
                                                                                         ----------------
                                                                                           $    2,531,789
---------------------------------------------------------------------------------------------------------
Single Family Housing - Local - 3.5%
---------------------------------------------------------------------------------------------------------
Adams County, CO, Single Family Mortgage Rev., ETM, 8.875%, 2011 (c)       $ 2,510,000     $    3,065,287
Brevard County, FL, Housing Finance Authority Rev., "B", GNMA,
6.5%, 2022                                                                     141,000            141,618
Calcasieu Parish, LA, Public Trust Authority, Single Family
Mortgage Rev., "A", GNMA, 6.05%, 2032                                          430,000            462,444
California Rural Home Mortgage Finance Authority Rev., GNMA,
6.55%, 2030                                                                     85,000             85,288
Chicago, IL, Single Family Mortgage Rev., "C", GNMA, 7.05%, 2030                10,000             10,193
Cook County, IL, Single Family Mortgage Rev., "A", 0%, 2015                    365,000             79,917
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA, 6.625%, 2023          280,000            299,552
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA, 6.75%, 2030           400,000            409,768
Lee County, FL, Housing Finance Authority Rev. (Multi-County
Program), "A-4", GNMA, 7%, 2031                                                 10,000             10,050
Maricopa County, AZ, Single Family Mortgage Rev., "B", GNMA,
6.2%, 2034                                                                      65,000             65,975
Nortex Housing Finance Corp., TX, Single Family Mortgage Backed
Securities Rev., "A", GNMA, 5.5%, 2038                                         785,000            833,529
Pima County, AZ, Industrial Development Authority Rev., "B-1",
GNMA, 7.05%, 2030                                                              160,000            160,715
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A", GNMA, 6.45%, 2029                                                         495,000            502,544
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A", GNMA, 5.9%, 2035                                                          230,000            248,658
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A", GNMA, 6.25%, 2035                                                         115,000            123,453
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A", GNMA, 5.8%, 2036                                                          585,000            643,927
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A-1", GNMA, 6.875%, 2026                                                       60,000             61,062
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A-1", GNMA, 5.75%, 2037                                                       190,000            207,364
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A-3", GNMA, 6%, 2035                                                          365,000            399,222
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A-3", GNMA, 5.5%, 2037                                                        335,000            356,108
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A-4", GNMA, 5.85%, 2037                                                       365,000            399,091
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A-5", GNMA, 5.8%, 2027                                                        280,000            296,526
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A-5", GNMA, 5.7%, 2036                                                        590,000            644,215
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A-5", GNMA, 5.9%, 2037                                                        140,000            153,889
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A-6", GNMA, 5.65%, 2036                                                       445,000            467,455
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"B", GNMA, 5.45%, 2027                                                         325,000            347,019
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"B-2", GNMA, 6.45%, 2033                                                       285,000            305,617
                                                                                         ----------------
                                                                                           $   10,780,486
---------------------------------------------------------------------------------------------------------
Single Family Housing - State - 2.5%
---------------------------------------------------------------------------------------------------------
California Housing Finance Agency Rev., Home Mortgage, MBIA, 0%, 2028      $ 1,670,000     $      547,677
Colorado Housing & Finance Authority Rev., 7.45%, 2016                          30,000             30,299
Colorado Housing & Finance Authority Rev., 6.875%, 2028                         60,000             60,303
Colorado Housing & Finance Authority Rev., 6.8%, 2030                           70,000             70,924
Colorado Housing & Finance Authority Rev., "A-1", 7.4%, 2027                    15,000             15,429
Colorado Housing & Finance Authority Rev., "A-2", 7.15%, 2014                    7,000              7,143
Colorado Housing & Finance Authority Rev., "A-2", AMBAC, 6.6%, 2028            250,000            262,030
Colorado Housing & Finance Authority Rev., "B-2", 6.1%, 2023                   105,000            109,295
Colorado Housing & Finance Authority Rev., "B-3", 6.55%, 2033                   90,000             92,381
Colorado Housing & Finance Authority Rev., "C", 6.75%, 2021                     35,000             36,124
Colorado Housing & Finance Authority Rev., "C-2", 5.9%, 2023                   160,000            166,320
Colorado Housing & Finance Authority Rev., "C-2", FHA, 6.6%, 2032              150,000            153,821
Colorado Housing & Finance Authority Rev., "C-3", FHA, 6.375%, 2033             80,000             81,571
Louisiana Housing Finance Agency, Single Family Mortgage Rev.,
"B-2", GNMA, 7.55%, 2031                                                        60,000             61,648
Louisiana Housing Finance Agency, Single Family Mortgage Rev.,
GNMA, 6.4%, 2032                                                               115,000            115,899
Minnesota Housing Finance Agency Rev., Residential Housing
Finance, "B", 4.8%, 2023                                                       165,000            165,215
Missouri Housing Development Commission, Single Family Mortgage
Rev. (Home Loan Program), GNMA, 6.35%, 2032                                    185,000            188,541
Missouri Housing Development Commission, Single Family Mortgage
Rev. (Home Loan Program), "B", GNMA, 6.7%, 2030                                165,000            169,381
Missouri Housing Development Commission, Single Family Mortgage
Rev. (Home Loan Program), GNMA, 6.85%, 2032                                    160,000            164,530
Missouri Housing Development Commission, Single Family Mortgage
Rev. (Home Loan Program), GNMA, 6.75%, 2034                                     95,000            100,351
New Hampshire Housing Finance Authority Rev., "B", 5.875%, 2030                 95,000             95,390
New Hampshire Housing Finance Authority Rev., "B", 6.3%, 2031                   80,000             80,286
New Hampshire Housing Finance Authority Rev., "B", 6.5%, 2035                  705,000            766,878
New Mexico Mortgage Finance Authority Rev., "B-2", GNMA, 6.35%, 2033           165,000            170,457
New Mexico Mortgage Finance Authority Rev., GNMA, 7.1%, 2030                    60,000             60,795
New Mexico Mortgage Finance Authority Rev., GNMA, 6.25%, 2032                  335,000            347,140
New Mexico Mortgage Finance Authority, "N", GNMA, 5.95%, 2037                  440,000            475,886
North Dakota Housing Finance Agency Rev., Housing Finance, "A",
5%, 2033                                                                       340,000            340,619
Ohio Housing Finance Agency Mortgage Rev., Residential Mortgage
Backed, "C", GNMA, 5.9%, 2035                                                  420,000            437,653
Oklahoma County Home Finance Mortgage Backed, "N", GNMA, 5.4%, 2038            565,000            598,160
Oklahoma Housing Finance Agency Rev., 6.65%, 2029                              350,000            358,344
Texas Affordable Housing Corp., Single Family Mortgage Rev.,
GNMA, "B", 5.25%, 2039                                                         520,000            550,410
Texas Housing & Community Affairs, Residential Mortgage Rev.,
GNMA, 7.1%, 2021                                                               685,000            712,784
Vermont Housing Finance Agency Rev., FSA, 4.95%, 2032                          235,000            236,530
                                                                                         ----------------
                                                                                           $    7,830,214
---------------------------------------------------------------------------------------------------------
Solid Waste Revenue - 1.0%
---------------------------------------------------------------------------------------------------------
Delaware County, PA, Industrial Development Authority, Resource
Recovery Facilities Rev. (American Ref-Fuel Co.), "A", 6.2%, 2019          $   500,000     $      521,435
Hudson County, NJ, Solid Waste System Rev., 5.9%, 2015                         830,000            835,984
Massachusetts Development Finance Agency Rev. (Ogden Haverhill
Associates), "A", 6.7%, 2014                                                   700,000            764,141
Massachusetts Industrial Finance Agency, Resource Recovery Rev.
(Ogden Haverhill Associates), "A", 5.6%, 2019                                1,000,000          1,040,910
                                                                                         ----------------
                                                                                           $    3,162,470
---------------------------------------------------------------------------------------------------------
State & Agency - Other - 0.8%
---------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency (Visual & Performing
Arts), 6%, 2021                                                            $ 1,000,000     $    1,206,960
State of Michigan, COP, AMBAC, 5.5%, 2010 (c)                                1,250,000          1,333,313
                                                                                         ----------------
                                                                                           $    2,540,273
---------------------------------------------------------------------------------------------------------
State & Local Agencies - 5.0%
---------------------------------------------------------------------------------------------------------
Alabama Building Renovation Authority, AMBAC, 6%, 2018                     $   760,000     $      821,416
Alabama Public School & College, Capital Improvement, "D", 6%, 2015          2,850,000          3,071,445
Chicago, IL, Public Building Commission Rev., RITES, FGIC,
9.159%, 2016 (v)(z)                                                          1,500,000          1,850,190
Chicago, IL, Public Building Commission Rev., RITES, FGIC,
9.159%, 2017 (v)(z)                                                          1,250,000          1,557,675
Golden State, CA, Tobacco Securitization Corp., Tobacco
Settlement Rev., Enhanced, "A", 5%, 2045                                       325,000            333,538
Golden State, CA, Tobacco Securitization Corp., Tobacco
Settlement Rev., Enhanced, "B", 5.375%, 2010 (c)                             1,500,000          1,593,600
Golden State, CA, Tobacco Securitization Corp., Tobacco
Settlement Rev., Enhanced, "B", 5.5%, 2013 (c)                               1,075,000          1,193,573
Indianapolis, IN, Public Improvement Bond Bank, "C", AMBAC, 6%, 2017           500,000            539,870
New Jersey Transportation Trust Fund Authority, Capital
Appreciation Transportation Systems, "C", AMBAC, 0%, 2028                    1,115,000            415,215
New York Urban Development Corp., Correctional Facilities
Service Contract C, AMBAC, 5.875%, 2009 (c)                                  1,000,000          1,060,640
Stafford, TX, Economic Development Corp., FGIC, 6%, 2015                       525,000            609,420
Virginia College Building Authority, VA, Public Higher
Education Financing, "A", 5.75%, 2009 (c)                                    2,295,000          2,431,966
                                                                                         ----------------
                                                                                           $   15,478,548
---------------------------------------------------------------------------------------------------------
Student Loan Revenue - 0.9%
---------------------------------------------------------------------------------------------------------
Access to Loans for Learning, California Student Loan Rev.,
7.95%, 2030                                                                $   650,000     $      689,436
Arizona Student Loan Acquisition Authority Rev., 5.8%, 2016                    675,000            716,499
Arizona Student Loan Acquisition Authority Rev., 5.85%, 2017                   700,000            743,407
Massachusetts Educational Financing Authority, Refunding Issue
G, "A", MBIA, 6.1%, 2018                                                       505,000            518,918
                                                                                         ----------------
                                                                                           $    2,668,260
---------------------------------------------------------------------------------------------------------
Tax - Other - 1.1%
---------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax,
5.5%, 2024                                                                 $   250,000     $      263,010
New Jersey Economic Development Authority Rev. Cigarette Tax,
5.75%, 2029                                                                    450,000            484,745
New Jersey Economic Development Authority Rev. Cigarette Tax,
5.5%, 2031                                                                     200,000            211,292
New Jersey Economic Development Authority Rev. Cigarette Tax,
5.75%, 2034                                                                    300,000            321,552
New York, NY, Transitional Finance Authority Rev., Future Tax
Secured, "A", 6%, 2009 (c)                                                   2,000,000          2,154,840
                                                                                         ----------------
                                                                                           $    3,435,439
---------------------------------------------------------------------------------------------------------
Tax Assessment - 2.1%
---------------------------------------------------------------------------------------------------------
Allegheny County, PA, Redevelopment Authority Rev. (Pittsburgh
Mills), 5.1%, 2014                                                         $    75,000     $       77,084
Allegheny County, PA, Redevelopment Authority Rev. (Pittsburgh
Mills), 5.6%, 2023                                                              50,000             52,835
Broadview, IL, Tax Increment Rev., 5.25%, 2012                               1,000,000          1,026,860
Fishhawk Community Development District, FL, 5.125%, 2009                      265,000            265,647
Greyhawk Landing Community Development, FL, Special Assessment,
"B", 6.25%, 2009                                                               100,000            101,318
Katy, TX, Development Authority Rev., 5.8%, 2011                               780,000            803,704
Katy, TX, Development Authority Rev., "B", 6%, 2018                          1,200,000          1,241,496
Killarney, FL, Community Development District, Special
Assessment, "B", 5.125%, 2009                                                  205,000            205,338
Lakes by the Bay South Community Development District, FL,
Rev., "B", 5.3%, 2009                                                          255,000            255,658
Lancaster County, SC, Assessment Rev. (Sun City Carolina
Lakes), 5.45%, 2037                                                             50,000             50,773
Noblesville, IN, Redevelopment Authority Lease Rental, 5.25%, 2025             455,000            484,807
Panther Trace II, Community Development District, FL, Special
Assessment, "B", 5%, 2010                                                      655,000            655,059
Parkway Center, Community Development District, FL, Special
Assessment, "B", 5.625%, 2014                                                  935,000            954,831
Preserve at Wilderness Lake, FL, Community Development
District, Capital Improvement, "B", 5%, 2009                                   110,000            110,341
Renaissance Community Development District, FL, Special
Assessment, "B", 6.25%, 2008                                                   120,000            120,884
Tuscany Reserve Community Development District, FL, Special
Assessment, "B", 5.25%, 2016                                                   185,000            189,375
                                                                                         ----------------
                                                                                           $    6,596,010
---------------------------------------------------------------------------------------------------------
Tobacco - 2.0%
---------------------------------------------------------------------------------------------------------
Badger, WI, Tobacco Asset Securitization Corp., 6.125%, 2027               $ 1,015,000     $    1,085,827
California County, CA, Tobacco Securitization Agency, Capital
Appreciation Asset Backed (Gold Country), 0%, 2033                           1,655,000            361,071
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico,
"A", 0%, 2050                                                                4,000,000            266,680
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico,
"B", 0%, 2055                                                                2,000,000             70,340
District of Columbia, Tobacco Settlement Capital Appreciation,
"A", 0%, 2046                                                                2,215,000            197,046
District of Columbia, Tobacco Settlement, 6.25%, 2024                          385,000            409,625
Guam Economic Development Authority, 5%, 2022                                  115,000            115,308
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev.,
Asset Backed, "B", 5.3%, 2011 (c)                                              750,000            798,578
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev.,
Asset Backed, "B", 0% to 2007, 5.6% to 2034                                    615,000            597,208
Louisiana Tobacco Settlement Authority, 5.5%, 2030                             415,000            434,219
New Jersey Tobacco Settlement Authority, 5.75%, 2032                           660,000            693,878
Northern Tobacco Securitization Corp., AK, Asset Backed, "A",
5%, 2046                                                                       455,000            453,621
South Carolina Tobacco Settlement Authority, 6.375%, 2028                      500,000            536,680
Washington Tobacco Settlement Authority, 6.5% to 2026                           70,000             76,871
                                                                                         ----------------
                                                                                           $    6,096,952
---------------------------------------------------------------------------------------------------------
Toll Roads - 0.5%
---------------------------------------------------------------------------------------------------------
New Jersey Turnpike Authority Rev., Unrefunded, "C", MBIA, 6.5%, 2016      $   235,000     $      274,306
New Jersey Turnpike Authority Rev., "C", MBIA, ETM, 6.5%, 2016 (c)              80,000             93,728
Northwest Parkway Public Highway Authority Co. Rev., Capital
Appreciation, "B", AMBAC, 0%, 2018                                             750,000            422,858
San Joaquin Hills, CA, Transportation Corridor Agency, Toll
Road Rev., ETM, 0%, 2009 (c)                                                 1,000,000            921,710
                                                                                         ----------------
                                                                                           $    1,712,602
---------------------------------------------------------------------------------------------------------
Transportation - Special Tax - 1.4%
---------------------------------------------------------------------------------------------------------
Allegheny County, PA, Port Authority Special Rev., MBIA,
6.25%, 2009 (c)                                                            $ 1,000,000     $    1,071,670
New Jersey Economic Development Authority Rev., Transportation
Project Sublease, "A", FSA, 6%, 2009 (c)                                       325,000            344,666
Pennsylvania Turnpike Commission Oil, "A", AMBAC, 5.25%, 2018                  850,000            886,338
Pennsylvania Turnpike Commission Oil, "A", AMBAC, ETM, 5.25%, 2018 (c)       1,150,000          1,191,872
Utah Tranauth Sales Tax Rev., "C", 5.25%, 2029                                 810,000            943,059
                                                                                         ----------------
                                                                                           $    4,437,605
---------------------------------------------------------------------------------------------------------
Universities - Colleges - 4.2%
---------------------------------------------------------------------------------------------------------
Alabama Private Colleges & Universities, Facilities Authority
Rev. (Tuskegee University), ASSD GTY, 4.75%, 2026                          $ 1,000,000     $    1,023,590
Amherst, NY, Industrial Development Agency Rev. (Daemen
College), "A", 6%, 2011 (c)                                                  1,000,000          1,120,120
Arkansas Technical University Rev., Housing Systems, "N",
AMBAC, 5%, 2036                                                                165,000            173,484
California Educational Facilities Authority Rev. (L.A. College
of Chiropractic), 5.6%, 2017                                                   250,000            246,423
Houston, TX, Community College Systems, MBIA, 7.875%, 2025                   1,650,000          1,981,106
Illinois Finance Authority Rev. (University of Chicago), "A", 5%, 2034         215,000            224,232
Massachusetts Development Finance Agency Rev. (Boston
University), XLCA, 6%, 2059                                                  1,250,000          1,539,188
Massachusetts Development Finance Agency Rev. (Massachusetts
College of Pharmacy), "B", 6.625%, 2010 (c)                                    100,000            110,255
Massachusetts Development Finance Agency Rev. (Olin College),
"B", XLCA, 5.25%, 2033                                                       2,000,000          2,131,720
Northern Illinois University Rev., Auxiliary Facilities
Systems, AMBAC, 5.875%, 2018                                                 1,370,000          1,444,309
Oregon Facilities Authority Rev. (Linfield College), "A", 5%, 2030             165,000            169,693
Savannah, GA, Economic Development Authority Rev. (College of
Art & Design, Inc.), 6.5%, 2009 (c)                                            500,000            547,220
St. Joseph County, IN, Educational Facilities Rev. (University
of Notre Dame), 6.5%, 2026                                                   1,000,000          1,314,250
Upland, IN, Economic Development Rev. (Taylor University), 6%, 2018            435,000            483,590
Upland, IN, Economic Development Rev. (Taylor University), 6.25%, 2023         520,000            577,018
                                                                                         ----------------
                                                                                           $   13,086,198
---------------------------------------------------------------------------------------------------------
Universities - Secondary Schools - 1.8%
---------------------------------------------------------------------------------------------------------
California Statewide Communities, Development Authority Rev.
(Escondido Charter High School), 7.5%, 2011 (c)                            $   500,000     $      595,030
Clark County, NV, Economic Development Rev. (Alexander Dawson
School), 5.5%, 2009 (c)                                                      1,500,000          1,585,245
Maine Finance Authority, Educational Rev. (Waynflete School),
6.4%, 2019                                                                   1,000,000          1,064,650
Maine Finance Authority, Educational Rev. (Waynflete School),
6.5%, 2029                                                                   1,000,000          1,068,110
Michigan Municipal Bond Authority Rev. (YMCA Service Learning
Academy), 7.625%, 2021                                                         400,000            425,620
New Hampshire Health & Education (Derryfield School), 6.5%, 2010               205,000            212,341
Pima County, AZ, Industrial Development Authority Education
Rev. (Arizona Charter Schools), "C", 6.75%, 2031                               500,000            522,985
                                                                                         ----------------
                                                                                           $    5,473,981
---------------------------------------------------------------------------------------------------------
Utilities - Cogeneration - 0.2%
---------------------------------------------------------------------------------------------------------
Carbon County, PA, Industrial Development Authority Rev.
(Panther Creek Partners), 6.65%, 2010                                      $   550,000     $      575,031
---------------------------------------------------------------------------------------------------------
Utilities - Investor Owned - 5.0%
---------------------------------------------------------------------------------------------------------
Apache County, AZ, Industrial Development Authority, Pollution
Control Rev. (Tucson Electric Power Co.), 5.875%, 2033                     $ 1,000,000     $    1,005,740
Brazos River Authority, TX, Pollution Control Rev. (Texas
Utility Co.), "B", 6.3%, 2032                                                  120,000            130,679
California Pollution Control Financing Authority, Pollution
Control Rev. (Pacific Gas & Electric Co.), MBIA, 5.35%, 2016                 1,600,000          1,724,400
Clark County, NV, Industrial Development Rev. (Southwest Gas
Corp.), "A", AMBAC, 4.85%, 2035                                                730,000            740,629
Connecticut Development Authority, Pollution Control Rev.
(Connecticut Light & Power Co.), 5.85%, 2028                                 1,000,000          1,052,770
Farmington, NM, Pollution Control Rev. (New Mexico Public
Service), 5.8%, 2022                                                           500,000            505,860
Farmington, NM, Pollution Control Rev. (New Mexico Public
Service), 6.375%, 2022                                                       1,000,000          1,031,110
Farmington, NM, Pollution Control Rev. (New Mexico Public
Service), "A", 6.3%, 2016                                                      565,000            578,464
Lehigh County, PA, Industrial Development Authority Pollution
Control Rev. (PPL Electric Utilities Corp.), "A", FGIC, 4.7%, 2029             320,000            328,259
Matagorda County, TX, Pollution Control Rev. (Reliant Energy),
5.95%, 2030                                                                    750,000            771,210
Mecklenburg County, VA, Industrial Development Authority Rev.
(UAE Mecklenburg LP), 6.5%, 2017                                               700,000            772,821
New Hampshire Industrial Development Authority, Pollution
Control Rev. (Connecticut Light & Power), 5.9%, 2016                           500,000            508,230
Pima County, AZ, Industrial Development Authority Rev. (Tucson
Electric Power Co.), "A", 6.1%, 2025                                         2,000,000          2,012,880
Pittsylvania County, VA, Industrial Development Authority Rev.,
7.5%, 2014                                                                   2,000,000          2,017,720
Port Morrow, OR, Pollution Control Rev. (Portland General
Electric), 5.2%, 2033                                                          350,000            360,773
Sabine River Authority, TX, Pollution Control Rev. (TXU
Electric Co.), "A", 5.5%, 2022                                                 500,000            527,230
West Feliciana Parish, LA, Pollution Control Rev. (Entergy Gulf
States), 6.6%, 2028                                                          1,665,000          1,671,926
                                                                                         ----------------
                                                                                           $   15,740,701
---------------------------------------------------------------------------------------------------------
Utilities - Municipal Owned - 6.4%
---------------------------------------------------------------------------------------------------------
Austin, TX, Utility Systems Rev., AMBAC, 6.75%, 2011                       $ 1,500,000     $    1,707,555
California Department of Water Resources Power Supply Rev.,
"A", 5.125%, 2012 (c)                                                          750,000            817,800
Easley, SC, Utility Rev., Refunding & Improvement, FSA, 5%, 2034               320,000            338,032
Georgia Municipal Electric Power Authority Rev., MBIA, 6.375%, 2016          2,000,000          2,387,720
Georgia Municipal Electric Power Authority Rev., MBIA, 6.5%, 2020            7,350,000          8,926,575
North Carolina Municipal Power Agency, Catawba Electric Rev.,
6.375%, 2013                                                                   750,000            815,445
North Carolina Municipal Power Agency, Catawba Electric Rev.,
MBIA, 7%, 2007                                                               3,250,000          3,276,683
North Carolina Municipal Power Agency, ROLS, MBIA,
7.026%, 2019 (v)(z)                                                          1,500,000          1,725,720
                                                                                         ----------------
                                                                                           $   19,995,530
---------------------------------------------------------------------------------------------------------
Water & Sewer Utility Revenue - 4.8%
---------------------------------------------------------------------------------------------------------
Atlanta, GA, Water & Wastewater Rev., RITES, FGIC,
7.025%, 2016 (v)(z)                                                        $ 1,000,000     $    1,262,660
Forsyth County, GA, Water & Sewage Authority, 6.25%, 2010 (c)                1,170,000          1,281,606
Magnolia, TX, Water & Sewer System Rev., 5.15%, 2031                           140,000            143,431
Massachusetts Water Resources Authority, 6.5%, 2019                          5,965,000          7,160,565
Mississippi Development Bank Special Obligations, Grenada, MS,
Water & Sewer Systems Project, "N", FSA, 5%, 2030                              490,000            515,887
New York Environmental Facilities, 5%, 2016                                    430,000            443,850
New York Environmental Facilities, ETM, 5%, 2016 (c)                           570,000            586,741
Pittsburgh, PA, Water & Sewer Authority Rev., "C", FSA, 5.25%, 2022          2,000,000          2,046,800
Spartanburg, SC, Water & Sewer Authority Rev., "B", MBIA, 5.25%, 2030          255,000            273,901
West Virginia Water Development Authority Loan Program, "B",
AMBAC, 4.75%, 2035                                                             110,000            112,439
West Wilson Utility District, TN, Waterworks Rev., MBIA, 5.25%, 2030           480,000            514,637
Westmoreland County, PA, Municipal Authority Services Rev.,
FSA, 5.25%, 2026                                                               520,000            564,845
                                                                                         ----------------
                                                                                           $   14,907,362
---------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $285,814,162)                                      $  306,282,057
---------------------------------------------------------------------------------------------------------

Floating Rate Demand Notes - 0.4%
---------------------------------------------------------------------------------------------------------
Chicago, IL, Midway Airport Rev., Second Lien, "A",
3.95%, due 10/02/06                                                        $   200,000     $      200,000
Chicago, IL, Midway Airport Rev., Second Lien, "B",
3.95%, due 10/02/06                                                            900,000            900,000
Georgia Municipal Electric Authority Rev., 3.76%, due 10/04/06                 100,000            100,000
Jefferson County, AL, Sewer Rev., Warrants Rev., "B-4",
3.78%, due 10/05/06                                                            100,000            100,000
---------------------------------------------------------------------------------------------------------
TOTAL FLOATING RATE DEMAND NOTES, AT IDENTIFIED COST                                       $    1,300,000
---------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $287,114,162) (k)                                      $  307,582,057
---------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 1.2%                                                           3,707,003
---------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                        $  311,289,060
---------------------------------------------------------------------------------------------------------

SWAP AGREEMENTS AT 9/30/06
                                                                                                        UNREALIZED
                           NOTIONAL                             CASH FLOWS          CASH FLOWS         APPRECIATION
EXPIRATION                  AMOUNT           COUNTERPARTY       TO RECEIVE            TO PAY          (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------

INTEREST RATE SWAPS

12/01/07                USD 6,000,000       Merrill Lynch        7-Day BMA      2.795% (fixed rate)       $51,650
                                                                                                          -------

At September 30, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

(c) Refunded bond.
(d) Non-income producing security - in default.
(k) As of September 30, 2006 the fund held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $306,282,057 and 99.58% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $6,799,286, representing 2.2% of net assets.
(v) Inverse floating rate security.
(z) Restricted securities (excluding 144A issues) are not registered under the Securities Act of 1933 and are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                                                                        CURRENT
                                                    ACQUISITION      ACQUISITION         MARKET        TOTAL % OF
RESTRICTED SECURITIES                                   DATE             COST            VALUE         NET ASSETS
-----------------------------------------------------------------------------------------------------------------
Atlanta, GA, Water & Wastewater Rev., RITES,
FGIC, 7.025%, 2016                                   4/20/1999        $1,167,100       $1,262,660
Chicago, IL O'Hare International Airport Rev.,
RITES, FSA, 7.476%, 2022                             8/21/2003         1,599,510        1,803,265
Chicago, IL, Public Building Commission Rev.,
RITES, FGIC, 9.159%, 2016                            3/10/1999         1,619,550        1,850,190
Chicago, IL, Public Building Commission Rev.,
RITES, FGIC, 9.159%, 2017                            3/10/1999         1,337,550        1,557,675
Commonwealth of Puerto Rico, ROLS, FGIC,
7.553%, 2015                                         8/05/2002         3,878,760        3,804,780
Dudley-Charlton, MA, Regional School District,
RITES, FGIC, 6.545%, 2013                            5/05/1999         1,615,946        1,864,624
Houston, TX, Independent School District,
RITES, 6.525%, 2017                                  2/26/1999         2,440,832        2,502,537
North Carolina Municipal Power Agency, ROLS,
MBIA, 7.026%, 2019                                   3/03/2003         1,717,980        1,725,720
-----------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                           $16,371,451         5.3%
-----------------------------------------------------------------------------------------------------------------

The following abbreviations are used in this report and are defined:

BMA       Bond Market Assn.
COP       Certificate of Participation
ETM       Escrowed to Maturity

Insurers                                         Inverse Floaters
--------------------------------------------------------------------------------------------------------
AMBAC     AMBAC Indemnity Corp.                  RIBS    Residual Interest Bonds
ASSD GTY  Assured Guaranty Insurance Co.         RITES   Residual Interest Tax-Exempt Security
CIFG      CDC IXIS Financial Guaranty            ROLS    Reset Option Longs
FGIC      Financial Guaranty Insurance Co.
FHA       Federal Housing Administration
FNMA      Federal National Mortgage Assn.
FSA       Financial Security Assurance, Inc.
GNMA      Government National Mortgage Assn.
MBIA      MBIA Insurance Corp.
PSF       Permanent School Fund
XLCA      XL Capital Insurance Co.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements
STATEMENT OF ASSETS AND LIABILITIES
At 9/30/06  (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $287,114,162)               $307,582,057
Cash                                                                      19,196
Receivable for investments sold                                          292,475
Receivable for fund shares sold                                          802,649
Interest receivable                                                    4,466,790
Unrealized appreciation on interest rate swap agreements                  51,650
Other assets                                                                 926
------------------------------------------------------------------------------------------------------
Total assets                                                                              $313,215,743
------------------------------------------------------------------------------------------------------

LIABILITIES
------------------------------------------------------------------------------------------------------
Distributions payable                                                   $498,242
Payable for investments purchased                                        933,436
Payable for fund shares reacquired                                       333,788
Payable to affiliates
  Management fee                                                           7,651
  Shareholder servicing costs                                              7,208
  Distribution and service fees                                           10,461
  Administrative services fee                                                518
Payable for independent trustees' compensation                            31,067
Accrued expenses and other liabilities                                   104,312
------------------------------------------------------------------------------------------------------
Total liabilities                                                                           $1,926,683
------------------------------------------------------------------------------------------------------
Net assets                                                                                $311,289,060
------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
------------------------------------------------------------------------------------------------------
Paid-in capital                                                     $294,529,113
Unrealized appreciation (depreciation) on investments                 20,519,545
Accumulated net realized gain (loss) on investments                   (3,710,386)
Accumulated distributions in excess of net investment income             (49,212)
------------------------------------------------------------------------------------------------------
Net assets                                                                                $311,289,060
------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   36,183,858
------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares
------------------------------------------------------------------------------------------------------
  Net assets                                                        $244,820,817
  Shares outstanding                                                  28,476,172
------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $8.60
------------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25Xnet asset value per share)                                 $9.03
------------------------------------------------------------------------------------------------------

Class B shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $31,172,882
  Shares outstanding                                                   3,620,465
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $8.61
------------------------------------------------------------------------------------------------------

Class C shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $35,295,361
  Shares outstanding                                                   4,087,221
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $8.64
------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements
STATEMENT OF OPERATIONS
Six months ended 9/30/06  (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by fund operations.

NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
Interest income                                                                             $8,557,629
------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                          $850,323
  Distribution and service fees                                            642,734
  Shareholder servicing costs                                              195,256
  Administrative services fee                                               32,736
  Independent trustees' compensation                                         6,887
  Custodian fee                                                             68,306
  Shareholder communications                                                19,193
  Auditing fees                                                             22,470
  Legal fees                                                                 4,036
  Miscellaneous                                                             49,538
------------------------------------------------------------------------------------------------------
Total expenses                                                                              $1,891,479
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                     (10,655)
  Reduction of expenses by investment adviser                             (387,303)
------------------------------------------------------------------------------------------------------
Net expenses                                                                                $1,493,521
------------------------------------------------------------------------------------------------------
Net investment income                                                                       $7,064,108
------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                                 $(79,257)
  Swap transactions                                                         88,204
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                         $8,947
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                           $2,696,571
------------------------------------------------------------------------------------------------------
  Swap transactions                                                       (177,905)
------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                                   $2,518,666
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                      $2,527,613
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                        $9,591,721
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements
STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                             SIX MONTHS ENDED               YEAR ENDED
                                                                      9/30/06                  3/31/06
                                                                  (UNAUDITED)
CHANGE IN NET ASSETS

FROM OPERATIONS
------------------------------------------------------------------------------------------------------
Net investment income                                              $7,064,108              $14,460,172
Net realized gain (loss) on investments                                 8,947                  629,325
Net unrealized gain (loss) on investments                           2,518,666               (2,743,791)
------------------------------------------------------------------------------------------------------
Change in net assets from operations                               $9,591,721              $12,345,706
------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                         $(5,647,722)            $(11,422,176)
  Class B                                                            (659,810)              (1,578,544)
  Class C                                                            (679,762)              (1,359,481)
------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                      $(6,987,294)            $(14,360,201)
------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                 $(2,897,582)             $(6,094,125)
------------------------------------------------------------------------------------------------------
Total change in net assets                                          $(293,155)             $(8,108,620)
------------------------------------------------------------------------------------------------------

NET ASSETS
------------------------------------------------------------------------------------------------------
At beginning of period                                            311,582,215              319,690,835
At end of period (including accumulated distributions
in excess of net investment income of $49,212 and
$126,026, respectively)                                          $311,289,060             $311,582,215
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements
FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost)
on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                        SIX MONTHS                                 YEARS ENDED 3/31
                                             ENDED      -----------------------------------------------------------------------
CLASS A                                    9/30/06             2006            2005            2004          2003          2002
                                       (UNAUDITED)

Net asset value,
beginning of period                          $8.53            $8.58           $8.70           $8.54         $8.32         $8.54
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                  $0.20            $0.41           $0.42           $0.41         $0.41         $0.44
  Net realized and unrealized gain
  (loss) on investments                       0.07            (0.06)          (0.13)           0.17          0.25         (0.20)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations             $0.27            $0.35           $0.29           $0.58         $0.66         $0.24
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income                $(0.20)          $(0.40)         $(0.41)         $(0.42)       $(0.44)       $(0.46)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $8.60            $8.53           $8.58           $8.70         $8.54         $8.32
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                    3.21(n)          4.18            3.49            6.94          8.00          2.78
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)        1.06(a)          1.06            1.04            1.04          1.05          1.15
Expenses after expense reductions (f)         0.81(a)          0.81            0.79            0.88          0.90          0.91
Net investment income                         4.73(a)          4.71            4.90            4.80          4.85          5.12
Portfolio turnover                               4                9               8               9            13            15
Net assets at end of period
(000 omitted)                             $244,821         $240,212        $241,850        $264,797      $274,442      $276,719
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                            SIX MONTHS                                YEARS ENDED 3/31
                                                ENDED      --------------------------------------------------------------------
CLASS B                                       9/30/06            2006            2005          2004          2003          2002
                                          (UNAUDITED)

Net asset value, beginning of period            $8.54           $8.59           $8.72         $8.55         $8.33         $8.55
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                     $0.17           $0.34           $0.36         $0.35         $0.35         $0.37
  Net realized and unrealized gain (loss)
  on investments                                 0.07           (0.05)          (0.14)         0.18          0.24         (0.20)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                $0.24           $0.29           $0.22         $0.53         $0.59         $0.17
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income                   $(0.17)         $(0.34)         $(0.35)       $(0.36)       $(0.37)       $(0.39)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $8.61           $8.54           $8.59         $8.72         $8.55         $8.33
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                       2.83(n)         3.40            2.60          6.27          7.19          2.00
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)           1.81(a)         1.81            1.79          1.79          1.80          1.90
Expenses after expense reductions (f)            1.56(a)         1.56            1.54          1.63          1.65          1.66
Net investment income                            3.99(a)         3.96            4.15          4.05          4.10          4.37
Portfolio turnover                                  4               9               8             9            13            15
Net assets at end of period
(000 omitted)                                 $31,173         $36,752         $43,930       $52,594       $59,591       $61,627
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                           SIX MONTHS                                YEARS ENDED 3/31
                                                ENDED      --------------------------------------------------------------------
CLASS C                                       9/30/06            2006            2005          2004          2003          2002
                                          (UNAUDITED)

Net asset value, beginning of period            $8.56           $8.61           $8.73         $8.56         $8.34         $8.56
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                     $0.17           $0.35           $0.36         $0.35         $0.35         $0.37
  Net realized and unrealized gain (loss)
  on investments                                 0.08           (0.06)          (0.13)         0.18          0.24         (0.20)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                $0.25           $0.29           $0.23         $0.53         $0.59         $0.17
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income                   $(0.17)         $(0.34)         $(0.35)       $(0.36)       $(0.37)       $(0.39)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $8.64           $8.56           $8.61         $8.73         $8.56         $8.34
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                       2.94(n)         3.41            2.72          6.27          7.18          2.00
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)           1.81(a)         1.81            1.79          1.79          1.80          1.90
Expenses after expense reductions (f)            1.56(a)         1.56            1.54          1.63          1.65          1.66
Net investment income                            4.01(a)         4.09            4.15          4.05          4.10          4.37
Portfolio turnover                                  4               9               8             9            13            15
Net assets at end of period
(000 omitted)                                 $35,295         $34,618         $33,911       $37,508       $39,420       $36,146
-------------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.
(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
(unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Municipal Income Fund (the fund) is a series of MFS Municipal Series Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, the security could decline in value, interest from the security could become taxable and the fund may be required to issue Forms 1099-DIV.

INVESTMENT VALUATIONS - Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Values of debt instruments obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Swaps are generally valued at a broker-dealer bid quotation. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments. In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement on the fund's financial statements.

DERIVATIVE RISK - The fund may invest in derivatives for hedging or non- hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include swap agreements.

SWAP AGREEMENTS - The fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value, including accruals of periodic amounts of interest to be paid or received, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in connection with these agreements. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include the possible lack of a liquid market, failure of the counterparty to perform under the terms of the agreements, and unfavorable market movement of the underlying instrument. All swap agreements entered into by the fund with the same counterparty are generally governed by a single master agreement, which provides for the netting of all amounts owed by the parties under the agreement upon the occurrence of an event of default, thereby reducing the credit risk to which such party is exposed.

INTEREST RATE SWAP AGREEMENTS - Interest rate swap agreements involve the periodic exchange of cash flows, such as the exchange of fixed rate interest payments for floating rate interest payments based on a notional principal amount. The interest rates may be based on a specific financial index or the exchange of two distinct floating rate payments. The fund may enter into an interest rate swap in order to manage its exposure to interest fluctuations.

INDEMNIFICATIONS - Under the fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All premium and original issue discount is amortized or accreted for tax reporting purposes as required by federal income tax regulations. The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund. Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high- yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended September 30, 2006, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities.

The tax character of distributions made during the current period will be determined at fiscal year end.

The tax character of distributions declared to shareholders is as follows:

                                                                              3/31/06             3/31/05

Ordinary income (including any short-term capital gains)                          $--             $27,254
Tax-exempt income                                                          14,360,201          15,355,366
---------------------------------------------------------------------------------------------------------
Total distributions                                                       $14,360,201         $15,382,620
---------------------------------------------------------------------------------------------------------

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 9/30/06
          Cost of investments                           $286,623,352
          ----------------------------------------------------------
          Gross appreciation                             $24,218,758
          Gross depreciation                              (3,260,053)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)     $20,958,705
          ----------------------------------------------------------

          AS OF 3/31/06
          Undistributed tax-exempt income                  1,078,782
          Capital loss carryforwards                      (4,190,232)
          Other temporary differences                       (977,077)
          Net unrealized appreciation (depreciation)      18,244,047

The aggregate cost above includes prior fiscal year end tax adjustments.

As of March 31, 2006, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

          3/31/11                                          $(104,559)
          3/31/12                                         (4,085,673)
          ----------------------------------------------------------
                                                         $(4,190,232)

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is evaluating the application of the Interpretation to the fund's, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on the fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.55% of the fund's average daily net assets. As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.30% of the fund's average daily net assets for the period March 1, 2004 through February 28, 2009. For the six months ended September 30, 2006, this waiver amounted to $386,511 and is reflected as a reduction of total expenses in the Statement of Operations.

The management fee incurred for the six months ended September 30, 2006 was equivalent to an annual effective rate of 0.30% of the fund's average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $18,175 for the six months ended
September 30, 2006, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:
                                                                          TOTAL            ANNUAL        DISTRIBUTION
                             DISTRIBUTION            SERVICE       DISTRIBUTION         EFFECTIVE         AND SERVICE
                                 FEE RATE           FEE RATE            PLAN(d)           RATE(e)                 FEE

Class A                             0.10%              0.25%              0.35%             0.25%            $301,103
Class B                             0.75%              0.25%              1.00%             1.00%            $167,240
Class C                             0.75%              0.25%              1.00%             1.00%            $174,391
---------------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                          $642,734

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended September 30, 2006, based on each class' average daily net assets. Payment of the 0.10% annual Class A distribution fee is not yet in effect and will be implemented on such date as the fund's Board of Trustees may determine.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended September 30, 2006, were as follows:

                                                          AMOUNT

              Class A                                    $41,281
              Class B                                    $37,211
              Class C                                     $2,497

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended September 30, 2006, the fee was $149,038, which equated to 0.0964% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the six months ended September 30, 2006, these costs amounted to $9,745. The fund may also pay shareholder servicing related costs to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on calendar year average net assets. From July 1, 2005 through March 31, 2006, the fund's annual fixed amount was $10,000. Effective April 1, 2006, the fund's annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended
September 30, 2006 was equivalent to an annual effective rate of 0.0212% of the fund's average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

The fund has an unfunded, defined benefit plan for certain retired Independent Trustees which resulted in a pension expense of $1,462. This amount is included in Independent Trustees' compensation for the six months ended September 30, 2006. The deferred liability for retirement benefits payable to certain retired Trustees amounted to $29,676 at September 30, 2006, and is included in payable for independent trustees' compensation.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended September 30, 2006, the fee paid to Tarantino LLC was $793. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $792, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $12,596,052 and $14,442,586, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                SIX MONTHS ENDED                     YEAR ENDED
                                                    9/30/06                            3/31/06
                                            SHARES           AMOUNT           SHARES            AMOUNT
Shares sold

  Class A                                   2,420,313       $20,576,802        3,325,237       $28,649,761
  Class B                                     138,300         1,178,929          537,071         4,625,461
  Class C                                     389,852         3,334,329          633,255         5,472,817
-----------------------------------------------------------------------------------------------------------
                                            2,948,465       $25,090,060        4,495,563       $38,748,039

Shares issued to shareholders in
reinvestment of distributions

  Class A                                     365,121        $3,110,738          734,629        $6,332,181
  Class B                                      39,868           340,118           90,476           781,204
  Class C                                      52,240           446,779          104,388           902,609
-----------------------------------------------------------------------------------------------------------
                                              457,229        $3,897,635          929,493        $8,015,994

Shares reacquired

  Class A                                  (2,484,138)     $(21,133,649)      (4,066,222)     $(34,988,521)
  Class B                                    (862,024)       (7,343,732)      (1,435,040)      (12,389,239)
  Class C                                    (398,709)       (3,407,896)        (634,387)       (5,480,398)
-----------------------------------------------------------------------------------------------------------
                                           (3,744,871)     $(31,885,277)      (6,135,649)     $(52,858,158)

Net change

  Class A                                     301,296        $2,553,891           (6,356)          $(6,579)
  Class B                                    (683,856)       (5,824,685)        (807,493)       (6,982,574)
  Class C                                      43,383           373,212          103,256           895,028
-----------------------------------------------------------------------------------------------------------
                                             (339,177)      $(2,897,582)        (710,593)      $(6,094,125)

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other affiliated funds have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended September 30, 2006, the fund's commitment fee and interest expense were $943 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7) CONCENTRATION OF CREDIT RISK

At September 30, 2006, 41.5% of securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 14.5% of total investments.

BOARD REVIEW OF INVESTMENT
ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2006 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2005 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("MFS peer funds"),
(ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of MFS peer funds, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole,
(vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2005, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's Class A shares was in the 1st quintile for each of the one- and five-year periods ended December 31, 2005 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class A shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered that there is an advisory fee reduction in effect for the Fund through February 28, 2009 as part of MFS' settlement with the New York Attorney General concerning market timing and related matters. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate (taking into account the advisory fee reduction) and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is not currently subject to any breakpoints. Taking into account the advisory fee reduction noted above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions, if applicable, to pay for investment research (excluding third-party research, for which MFS pays directly) and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2006.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement will be available on or before November 1, 2006 by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

               Public Reference Room
               Securities and Exchange Commission
               100 F Street, NE, Room 1580
               Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA
1-800-637-8255                            02205-5824
24 hours a day
                                          OVERNIGHT MAIL
ACCOUNT SERVICE AND                       MFS Service Center, Inc.
LITERATURE                                500 Boylston Street
                                          Boston, MA 02116-3741
SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

-------------------------------------------------------------------------------
Go paperless with eDELIVERY: Arrange to have MFS send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

SIGN UP: If your account is registered with us, simply go to mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS TALK, MFS Access, and eDelivery may not be available to you.
-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

ITEM 2. CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to any element of the Code's definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS MUNICIPAL SERIES TRUST
             ------------------------------------------------------------------

By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: November 21, 2006
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: November 21, 2006
      -----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 21, 2006
      -----------------


* Print name and title of each signing officer under his or her signature.